UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2021

Item 1.

Reports to Stockholders

Fidelity® SAI International Small Cap Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2021
Japan	27.1%
United Kingdom	15.0%
Australia	9.2%
Sweden	7.5%
Switzerland	5.3%
Germany	5.0%
Netherlands	3.0%
Israel	2.9%
Italy	2.8%
Other	22.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2021

% of fund's net assets
VAT Group AG (Switzerland, Machinery)	0.4
IMCD NV (Netherlands, Trading Companies & Distributors)	0.4
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	0.3
Euronext NV (Netherlands, Capital Markets)	0.3
Intermediate Capital Group PLC (United Kingdom, Capital Markets)	0.3
Sig Combibloc Group AG (Switzerland, Containers & Packaging)	0.3
Rightmove PLC (United Kingdom, Interactive Media & Services)	0.3
Meggitt PLC (United Kingdom, Aerospace & Defense)	0.3
Indutrade AB (Sweden, Machinery)	0.3
B&M European Value Retail SA (Luxembourg, Multiline Retail)	0.2
3.1

Top Market Sectors as of October 31, 2021

% of fund's net assets
Industrials	23.4
Consumer Discretionary	11.4
Real Estate	12.6
Financials	11.4
Information Technology	10.1
Materials	8.7
Health Care	7.3
Consumer Staples	4.7
Communication Services	4.5
Utilities	3.1

Asset Allocation as of October 31, 2021

As of October 31, 2021	% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments October 31, 2021

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 9.2%
Abacus Property Group unit	134,080	$360,076
Accent Group Ltd.	96,790	180,569
Adbri Ltd.	96,584	216,513
Alkane Resources Ltd. (a)	108,172	72,828
ALS Ltd.	130,189	1,293,717
Altium Ltd.	31,907	881,355
Alumina Ltd.	665,896	996,831
AMP Ltd.	927,785	753,760
Ansell Ltd.	34,687	822,200
Appen Ltd.	31,102	251,512
ARB Corp. Ltd.	19,927	728,368
Arena (REIT) unit	93,731	317,291
Atlas Arteria Ltd. unit	258,383	1,205,085
Aub Group Ltd.	20,328	331,984
Austal Ltd.	85,795	121,334
Australian Agricultural Co. Ltd. (a)	79,655	94,674
Australian Ethical Investment Ltd.	22,460	231,300
Australian Pharmaceutical Industries Ltd.	106,063	120,477
Aventus Group	92,568	238,149
Bank of Queensland Ltd. (b)	173,933	1,151,402
Bapcor Ltd.	92,043	550,453
Beach Energy Ltd.	463,264	486,144
Bega Cheese Ltd.	82,544	336,548
Bellevue Gold Ltd. (a)	202,678	131,119
Bendigo & Adelaide Bank Ltd.	148,383	1,032,495
Betmakers Technology Group Ltd. (a)	165,967	152,315
Blackmores Ltd.	3,964	280,807
Boral Ltd. (a)	104,086	499,546
BrainChip Holdings Ltd. (a)	369,172	130,524
Bravura Solutions Ltd.	69,379	145,089
Breville Group Ltd.	26,350	580,977
Brickworks Ltd.	20,419	364,651
BWP Trust	129,772	413,913
BWX Ltd.	37,136	130,180
carsales.com Ltd.	72,248	1,340,235
Cedar Woods Properties Ltd.	18,013	80,760
Centuria Capital Group unit	161,033	388,850
Centuria Industrial REIT	155,002	425,591
Centuria Office REIT unit	106,298	192,710
Chalice Mining Ltd. (a)	85,252	427,753
Challenger Ltd.	155,506	811,837
Champion Iron Ltd. (a)	88,192	291,907
Charter Hall Group unit	125,649	1,638,022
Charter Hall Long Wale REIT unit	153,137	559,859
Charter Hall Retail REIT	145,050	447,367
Charter Hall Social Infrastruc	87,347	251,000
Cimic Group Ltd.	21,246	318,367
City Chic Collective Ltd. (a)	54,295	252,821
Cleanaway Waste Management Ltd.	554,067	1,117,016
Clinuvel Pharmaceuticals Ltd.	10,787	313,302
Codan Ltd./Australia	27,183	205,507
Collins Foods Ltd.	29,844	287,362
Cooper Energy Ltd. (a)	414,887	90,509
Corporate Travel Management Ltd.	29,499	543,448
Costa Group Holdings Ltd.	121,137	266,086
Credit Corp. Group Ltd.	18,305	431,688
Cromwell Property Group unit	388,645	236,810
CSR Ltd.	130,187	580,744
Data#3 Ltd.	39,335	167,774
De Grey Mining Ltd. (a)	277,198	232,502
Deterra Royalties Ltd.	114,288	333,576
Dicker Data Ltd.	16,124	181,818
Domain Holdings Australia Ltd.	63,346	272,570
Downer EDI Ltd.	189,245	896,865
Eagers Automotive Ltd.	41,692	464,797
Elders Ltd.	42,390	383,611
Electro Optic Systems Holdings (a)	31,987	76,758
Emeco Holdings Ltd.	106,701	88,292
EML Payments Ltd. (a)	78,131	173,383
Event Hospitality & Entertainment Ltd. (a)	26,184	323,423
Flight Centre Travel Group Ltd. (a)(b)	43,064	647,574
G8 Education Ltd.	234,896	194,371
GDI Property Group unit	131,554	115,785
Genworth Mortgage Insurance Ltd.	112,633	194,875
Gold Road Resources Ltd.	238,466	248,450
GrainCorp Ltd.	61,256	289,381
Growthpoint Properties Australia Ltd.	82,038	256,109
GUD Holdings Ltd.	26,131	239,816
GWA Group Ltd.	56,171	114,933
Hansen Technologies Ltd.	43,174	205,259
Harvey Norman Holdings Ltd.	152,495	568,983
Healius Ltd.	143,838	521,534
Home Consortium Ltd.	22,740	136,165
HT&E Ltd.	63,628	92,378
HUB24 Ltd.	14,867	354,300
IDP Education Ltd.	56,360	1,587,761
IGO Ltd.	183,756	1,332,542
Iluka Resources Ltd.	114,100	806,818
Imugene Ltd. (a)	1,197,392	445,865
Incitec Pivot Ltd.	523,767	1,178,071
Ingenia Communities Group unit	80,355	393,510
Inghams Group Ltd.	88,534	247,085
Integral Diagnostics Ltd.	45,866	162,163
Integrated Research Ltd.	32,872	37,463
Invocare Ltd.	39,499	336,650
IOOF Holdings Ltd.	165,284	507,286
IPH Ltd.	58,684	377,882
Iress Ltd.	52,307	472,175
Irongate Group	131,255	158,472
JB Hi-Fi Ltd.	31,003	1,177,528
Johns Lyng Group Ltd.	35,990	175,707
Jumbo Interactive Ltd.	14,558	183,215
Jupiter Mines Ltd.	307,237	54,313
Kogan.Com Ltd.	23,353	174,619
Lendlease Global Commercial (REIT)	240,500	156,053
Lifestyle Communities Ltd.	25,032	409,560
Link Administration Holdings Ltd.	122,915	402,213
Lovisa Holdings Ltd.	14,712	240,377
Lynas Rare Earths Ltd. (a)	243,023	1,340,027
MA Financial Group Ltd.	17,876	109,998
Maas Group Holdings Ltd.	20,713	75,570
Mayne Pharma Group Ltd. (a)	427,430	109,322
McMillan Shakespeare Ltd.	19,142	197,130
Megaport Ltd. (a)	38,022	512,263
Mesoblast Ltd. (a)(b)	159,253	191,680
Metcash Ltd.	275,381	843,122
Mineral Resources Ltd.	43,236	1,255,112
Monadelphous Group Ltd.	24,620	186,130
Mount Gibson Iron Ltd.	144,749	45,733
Nanosonics Ltd. (a)	68,462	304,883
National Storage REIT unit	310,544	558,320
Nearmap Ltd. (a)	127,648	212,211
Netwealth Group Ltd.	29,686	386,331
New Hope Corp. Ltd. (b)	125,151	189,231
NEXTDC Ltd. (a)	123,208	1,088,101
NIB Holdings Ltd.	124,041	617,711
Nick Scali Ltd.	18,432	200,633
Nickel Mines Ltd.	270,491	212,633
Nine Entertainment Co. Holdings Ltd.	391,549	812,938
NRW Holdings Ltd.	121,040	166,171
Nufarm Ltd. (a)	86,157	281,930
Nuix Ltd. (a)	50,759	117,605
Objective Corp. Ltd.	6,278	98,703
Omni Bridgeway Ltd. (a)	71,962	167,814
oOh!media Ltd. (a)	160,833	219,591
Orocobre Ltd. (a)	153,992	1,030,980
Orora Ltd.	243,603	604,726
OZ Minerals Ltd.	90,206	1,705,258
Pact Group Holdings Ltd.	49,948	116,477
Paladin Energy Ltd. (Australia) (a)	611,034	404,492
Pendal Group Ltd.	86,217	431,297
Perenti Global Ltd.	156,195	119,848
Perpetual Trustees Australia Ltd.	15,301	433,473
Perseus Mining Ltd. (Australia)	336,523	399,976
Pilbara Minerals Ltd. (a)	627,136	1,037,879
Pinnacle Investment Management Group Ltd.	25,455	328,589
Platinum Asset Management Ltd.	110,841	253,476
PointsBet Holdings Ltd. (a)	51,442	319,252
PolyNovo Ltd. (a)	159,098	217,820
Premier Investments Ltd.	23,694	545,052
Pro Medicus Ltd.	12,559	503,363
Qube Holdings Ltd.	492,362	1,177,806
Ramelius Resources Ltd.	217,700	260,386
Redbubble Ltd. (a)	51,939	162,145
Regis Resources Ltd.	205,135	308,626
Reliance Worldwide Corp. Ltd.	213,072	924,835
Resolute Mng Ltd. (a)	293,145	92,618
Rural Funds Group unit	89,221	186,584
Sandfire Resources NL	91,584	383,051
SeaLink Travel Group Ltd.	38,039	210,033
Select Harvests Ltd.	31,989	177,831
Seven Group Holdings Ltd.	39,378	637,764
SG Fleet Group Ltd.	31,554	60,291
Shopping Centres Australasia Property Group unit	299,069	625,430
Sigma Healthcare Ltd.	237,432	101,807
Silver Lake Resources Ltd. (a)	236,080	301,017
Sims Ltd.	46,310	497,816
Smartgroup Corp. Ltd.	34,421	207,663
Southern Cross Media Group Ltd.	70,393	122,851
Spark Infrastructure Group unit	474,029	1,002,013
St Barbara Ltd.	191,752	211,320
Steadfast Group Ltd.	234,270	819,468
Super Retail Group Ltd.	42,906	417,329
Tassal Group Ltd.	57,342	153,131
Technology One Ltd.	74,130	680,882
Telix Pharmaceuticals Ltd. (a)	49,867	226,200
Temple & Webster Group Ltd. (a)	21,499	204,907
The Star Entertainment Group Ltd. (a)	231,449	637,233
Tyro Payments Ltd. (a)	88,846	270,011
United Malt Group Ltd.	76,311	231,916
Uniti Group Ltd. (a)	146,951	449,914
Viva Energy Group Ltd. (c)	228,436	398,671
Waypoint (REIT) unit	210,545	432,384
Webjet Ltd.	102,933	489,366
West African Resources Ltd. (a)	230,033	224,955
Western Areas NL	88,345	210,006
Westgold Resources Ltd.	102,720	150,679
Whitehaven Coal Ltd. (a)	251,566	493,918
WorleyParsons Ltd.	84,717	689,541
Zip Co. Ltd. (a)	121,846	595,781

TOTAL AUSTRALIA		80,277,377

Austria - 0.9%
Agrana Beteiligungs AG	3,340	70,425
Andritz AG	18,213	1,031,236
AT&S Austria Technologie & Systemtechnik AG	6,720	257,520
BAWAG Group AG (c)	19,338	1,217,215
CA Immobilien Anlagen AG	14,341	613,393
DO & CO Restaurants & Catering AG (a)	1,765	159,555
EVN AG	9,276	261,643
FACC AG (a)	5,450	55,694
IMMOFINANZ Immobilien Anlagen AG (b)	21,089	505,130
Lenzing AG (a)	3,588	431,364
Oesterreichische Post AG	9,097	383,839
Palfinger AG	3,955	174,650
PORR AG (a)	3,242	46,472
PORR AG rights 11/3/21 (a)	3,242	529
S IMMO AG	11,577	274,352
S&T AG (b)	13,247	318,215
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,033	123,592
Semperit AG Holding	2,752	92,735
Telekom Austria AG	43,844	379,114
UNIQA Insurance Group AG	32,943	306,561
Vienna Insurance Group AG	10,138	295,918
Wienerberger AG	31,051	1,099,104
Zumtobel AG	7,807	80,322

TOTAL AUSTRIA		8,178,578

Bailiwick of Guernsey - 0.2%
BMO Commercial Property Trust Ltd.	214,111	300,054
Burford Capital Ltd.	49,929	512,136
Picton Property Income Ltd.	149,415	198,552
Regional REIT Ltd. (c)	111,292	133,727
Sirius Real Estate Ltd.	269,617	498,867
UK Commercial Property REIT Ltd.	210,209	218,638

TOTAL BAILIWICK OF GUERNSEY		1,861,974

Bailiwick of Jersey - 0.6%
Boohoo.Com PLC (a)	274,016	681,571
Breedon Group PLC	411,378	551,732
Centamin PLC	313,327	402,046
IWG PLC (a)	203,473	861,843
Man Group PLC	391,389	1,246,424
Petrofac Ltd. (a)(b)	77,618	137,560
Petrofac Ltd. rights (a)(b)	19,404	3,851
Sanne Group PLC	43,778	541,608
TP ICAP Group PLC	213,749	454,293

TOTAL BAILIWICK OF JERSEY		4,880,928

Belgium - 1.7%
Ackermans & Van Haaren SA	6,304	1,083,640
Aedifica SA	8,915	1,188,252
Agfa-Gevaert NV (a)	38,848	168,855
Akka Technologies SA (a)	3,418	188,710
Barco NV	18,397	413,855
Befimmo SCA Sicafi	6,117	250,322
Bekaert SA	9,823	430,142
Bpost SA (a)	26,627	227,778
Cofinimmo SA	7,464	1,203,660
Compagnie D'entreprises CFE SA	2,048	209,523
D'ieteren Group	5,961	1,026,057
Econocom Group SA	35,464	149,842
Euronav NV	50,885	540,584
Fagron NV	16,694	289,088
Galapagos NV (a)	12,393	657,207
Gimv NV	5,253	339,451
Immobel SA	1,063	93,514
Intervest Offices & Warehouses NV	5,725	166,776
Ion Beam Applications SA	5,630	110,641
KBC Ancora	9,605	500,318
Kinepolis Group NV (a)	3,746	235,789
Melexis NV	5,503	633,602
Mithra Pharmaceuticals SA (a)(b)	5,115	112,346
Montea SICAFI SCA	2,833	420,503
Ontex Group NV (a)	18,116	170,469
Orange Belgium	3,979	90,339
Recticel SA	11,416	211,150
Retail Estates NV	2,747	219,747
Telenet Group Holding NV	12,388	444,796
Tessenderlo Group (a)	4,698	171,345
Van de Velde	1,636	56,736
VGP NV	1,945	503,646
Warehouses de Pauw	37,083	1,688,997
Xior Student Housing NV	5,862	346,955

TOTAL BELGIUM		14,544,635

Bermuda - 0.9%
BW LPG Ltd. (c)	20,769	110,632
BW Offshore Ltd.	25,413	82,545
Cafe de Coral Holdings Ltd.	100,000	182,508
Chinese Estates Holdings Ltd.	117,500	57,085
Chow Sang Sang Holdings International Ltd.	103,000	146,415
CMBC Capital Holdings Ltd.	5,120,000	62,515
FLEX LNG Ltd.	8,031	162,181
Frontline Ltd. (a)	26,725	237,579
Golden Ocean Group Ltd.	35,447	319,732
Hafnia Ltd. (a)	26,820	57,019
Haitong International Securities Group Ltd.	669,000	153,912
Hiscox Ltd.	93,488	1,065,765
Johnson Electric Holdings Ltd.	103,000	228,757
K Wah International Holdings Ltd.	311,000	124,312
Kerry Logistics Network Ltd.	173,000	420,243
Kerry Properties Ltd.	156,500	441,511
Lancashire Holdings Ltd.	66,218	458,551
Luk Fook Holdings International Ltd.	98,000	267,656
Man Wah Holdings Ltd.	480,800	747,726
Medtecs International Corp. Ltd.	110,400	29,882
NWS Holdings Ltd.	426,000	423,783
Pacific Basin Shipping Ltd.	1,294,000	598,728
Realord Group Holdings Ltd. (a)	120,000	186,929
Shangri-La Asia Ltd. (a)	302,000	246,087
Silverlake Axis Ltd. Class A	229,000	54,342
SmarTone Telecommunications Holdings Ltd.	90,500	52,691
Stolt-Nielsen SA	7,233	111,305
Vtech Holdings Ltd.	44,700	343,846
Yue Yuen Industrial (Holdings) Ltd. (a)	217,000	462,420

TOTAL BERMUDA		7,836,657

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	650,000	259,816
Huobi Technology Holdings Ltd. (a)	24,500	31,206

TOTAL BRITISH VIRGIN ISLANDS		291,022

Cayman Islands - 0.6%
Apollo Future Mobility Group Ltd. (a)	1,052,000	73,013
ASM Pacific Technology Ltd.	83,100	897,700
C-Mer Eye Care Holdings Ltd.	128,000	125,360
Citychamp Watch & Jewel Gr Ltd. (a)	366,000	61,623
CK Life Sciences International Holding, Inc.	774,000	72,620
Comba Telecom Systems Holdings Ltd. (a)	512,000	142,798
Cowell e Holdings, Inc.	93,000	72,435
Crystal International Group Ltd. (c)	160,500	51,571
EC Healthcare	72,000	104,199
Far East Consortium International Ltd.	288,000	95,130
Fosun Tourism Group (a)(c)	65,400	81,619
Health & Happiness H&H International Holdings Ltd.	62,000	145,507
HKBN Ltd.	215,000	258,094
Hutchison Telecommunications Hong Kong Holdings Ltd.	392,000	62,474
IGG, Inc.	225,000	209,370
Lifestyle International Holdings Ltd. (a)	121,500	63,713
Macau Legend Development Ltd. (a)	137,000	13,910
MECOM Power & Construction Ltd.	189,000	87,449
MGM China Holdings Ltd. (a)	259,600	191,184
Pacific Textile Holdings Ltd.	262,000	130,655
Perfect Shape (PRC) Holdings Ltd.	96,000	73,044
Razer, Inc. (a)(c)	278,000	66,776
Sa Sa International Holdings Ltd. (a)	286,000	62,490
Sapiens International Corp. NV	8,150	281,252
Stella International Holdings Ltd.	123,500	147,143
Suncity Group Holdings Ltd. (a)	590,000	22,370
Sunevision Holdings Ltd.	192,000	176,441
Texhong Textile Group Ltd.	72,500	108,463
The United Laboratories International Holdings Ltd.	280,000	177,418
Value Partners Group Ltd.	283,000	145,492
Vesync Co. Ltd.	61,000	86,398
Vobile Group Ltd. (a)	318,000	279,152
VPower Group International Holdings Ltd. (c)	176,838	34,547
VSTECS Holdings Ltd.	186,000	176,187

TOTAL CAYMAN ISLANDS		4,777,597

Denmark - 1.7%
ALK-Abello A/S (a)	1,777	769,895
Alm. Brand A/S	23,022	177,450
Bavarian Nordic A/S (a)	17,219	824,157
Better Collective A/S (a)	8,105	171,764
Brodrene Hartmann A/S Series B (a)	568	33,983
cBrain A/S	2,423	131,222
Chemometec A/S	4,225	638,182
D/S Norden A/S	6,775	163,505
DFDS A/S (a)	9,409	486,899
FLSmidth & Co. A/S	11,776	447,616
H Lundbeck A/S	18,958	527,053
ISS Holdings A/S (a)	42,568	847,391
Jyske Bank A/S (Reg.) (a)	14,740	719,248
Matas A/S	10,337	202,242
Netcompany Group A/S (c)	10,794	1,226,172
Nilfisk Holding A/S (a)	6,212	215,755
NKT Holding A/S (a)	11,090	534,595
NNIT A/S (c)	3,504	65,887
NTG Nordic Transport Group A/S (a)	1,855	151,052
Per Aarsleff Holding A/S	4,942	213,117
Ringkjoebing Landbobank A/S	7,507	953,103
Royal Unibrew A/S	13,343	1,655,486
Scandinavian Tobacco Group A/S (c)	17,077	383,735
Schouw & Co.	3,475	338,050
SimCorp A/S	10,929	1,320,312
Spar Nord Bank A/S	23,193	298,788
Sydbank A/S	16,201	556,398
The Drilling Co. of 1972 A/S (a)	5,689	203,867
Topdanmark A/S	12,176	646,738
Zealand Pharma A/S (a)	9,451	302,549

TOTAL DENMARK		15,206,211

Faroe Islands - 0.1%
Bakkafrost	13,589	1,255,003
Finland - 1.7%
Admicom OYJ	804	85,507
Aktia Bank Oyj (A Shares)	15,574	222,884
Basware Oyj (a)	3,344	123,508
Cargotec Corp. (B Shares)	10,425	540,380
Caverion Oyj	26,293	207,748
Citycon Oyj	17,023	139,816
F-Secure Oyj	25,710	144,889
Finnair Oyj (a)	168,832	129,046
Harvia Oyj	3,770	231,852
Huhtamaki Oyj	26,121	1,137,177
Kamux Corp.	8,585	133,184
Kemira Oyj	29,288	449,281
Kojamo OYJ	33,425	746,898
Konecranes Oyj	16,048	667,483
Metsa Board OYJ (B Shares)	47,589	440,103
Metso Outotec Oyj	167,711	1,682,826
Musti Group OYJ	8,507	334,162
Neles Oyj	26,450	396,268
Nokian Tyres PLC	35,529	1,330,717
Oriola-KD Oyj	27,177	62,205
Outokumpu Oyj (A Shares) (a)	99,338	620,108
Qt Group Oyj (a)	4,719	761,541
Remedy Entertainment Oyj	2,124	98,705
Revenio Group Oyj	6,530	431,407
Rovio Entertainment OYJ (c)	10,060	82,510
Sanoma Corp.	20,031	311,678
Talenom OYJ	7,573	121,686
TietoEVRY Oyj	24,016	735,706
Tokmanni Group Corp.	12,765	290,405
Uponor Oyj	14,852	361,234
Valmet Corp.	36,391	1,476,587
YIT OYJ	37,001	218,143

TOTAL FINLAND		14,715,644

France - 2.8%
AB Science SA (a)(b)	7,970	120,234
ABC Arbitrage SA	9,370	77,122
Air France KLM (Reg.) (a)(b)	77,068	362,599
Akwel	2,146	54,701
Albioma SA	6,881	270,451
ALD SA (c)	27,100	402,873
Altarea SCA	918	196,323
ALTEN	7,863	1,265,276
Aubay	1,891	117,169
Beneteau SA (a)	10,333	157,434
BIC SA	6,735	391,229
Boiron SA	1,220	59,022
Bonduelle SCA	3,459	88,569
Carmila SA	13,616	206,195
Casino Guichard Perrachon SA (a)	10,331	257,125
Cellectis SA (a)	10,005	108,674
CGG SA (a)	185,874	134,681
Chargeurs SA	4,918	145,882
Coface SA	28,380	405,170
Compagnie des Alpes (a)	5,486	97,030
Derichebourg (a)	25,699	292,030
Devoteam SA (a)	463	90,186
Elior SA (a)(c)	32,866	259,113
Elis SA (a)	51,433	974,493
Eramet SA (a)	2,539	212,207
Eutelsat Communications	46,692	662,825
Fnac Darty SA	4,614	298,959
Gaztransport et Technigaz SA	6,037	498,284
Groupe Guillin SA	2,054	63,872
Guerbet	1,444	63,766
ICADE	8,204	643,003
ID Logistics Group (a)	696	255,453
Imerys SA	9,235	400,124
Interparfums SA	4,611	372,056
Ipsos SA	10,820	505,945
JCDecaux SA (a)	17,242	449,660
Kaufman & Broad SA	3,755	150,191
Korian SA	19,784	658,665
Lagardere S.C.A. (Reg.) (a)	8,881	234,485
LISI	5,208	144,792
LNA Sante SA	1,270	73,039
Maisons du Monde SA (c)	8,632	195,381
Manitou BF SA	2,668	90,830
McPhy Energy SA (a)(b)	5,562	150,969
Mercialys SA	18,852	204,309
Mersen SA	4,712	176,757
Metropole Television SA	6,694	147,491
Nacon SA (a)	6,076	33,890
Neoen SA (a)(c)	10,112	465,241
Nexans SA	6,477	648,784
Nexity	10,580	482,859
Peugeot Invest	1,354	188,766
Pharmagest Interactive	1,018	111,561
Plastic Omnium SA	15,920	440,948
Quadient SA	9,251	220,941
Rexel SA	66,220	1,313,604
Rubis SCA	24,495	784,076
SMCP S.A.S. (a)(c)	8,906	72,788
Soitec SA (a)	5,822	1,546,607
Sopra Steria Group	4,158	817,611
SPIE SA	34,404	835,192
Technicolor SA (a)	54,656	175,015
Television Francaise 1 SA	11,170	119,570
Trigano SA	2,349	439,630
Valneva SE (a)(b)	18,913	420,871
Verallia SA (c)	15,048	556,308
Vicat SA	5,430	231,310
Vilmorin & Cie	1,523	96,832
Virbac SA	1,141	577,061
Voltalia SA (a)	6,577	171,068
X-Fab Silicon Foundries SE (a)(c)	15,770	156,779

TOTAL FRANCE		24,093,956

Germany - 4.8%
1&1 AG	12,009	349,559
Aareal Bank AG	16,242	518,962
Adesso AG	763	169,879
ADVA Optical Networking SE (a)	11,590	153,542
Aixtron AG	30,534	725,360
alstria office REIT-AG	43,244	807,839
Amadeus Fire AG	1,536	354,768
AURELIUS AG	8,008	231,616
Aurubis AG	8,520	735,138
Basler AG	1,000	184,729
BayWa AG	3,830	162,046
Befesa SA (c)	10,792	802,178
Bertrandt AG	1,465	95,685
Bilfinger Berger AG	7,822	274,522
Borussia Dortmund GmbH & Co. KGaA (a)	20,702	114,153
CANCOM AG	10,455	722,258
CECONOMY AG (a)	44,063	214,546
CeWe Color Holding AG	1,518	211,981
CompuGroup Medical AG	7,302	610,292
Corestate Capital Holding SA (a)	5,817	68,388
CropEnergies AG	7,033	100,814
CTS Eventim AG (a)	15,568	1,131,267
Datagroup AG (a)	1,119	98,052
Dermapharm Holding SE	5,118	514,728
Deutsche Beteiligungs AG	3,545	163,921
Deutsche EuroShop AG	13,192	267,942
Deutsche Pfandbriefbank AG (c)	36,921	457,750
Deutz AG (a)	32,678	274,252
DIC Asset AG	12,143	213,227
Draegerwerk AG & Co. KGaA	865	64,496
Duerr AG	14,020	633,698
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,006	599,706
ELMOS Semiconductor AG	2,449	113,950
ElringKlinger AG (a)	7,726	109,051
Encavis AG	26,297	550,228
Evotec OAI AG (a)	35,537	1,719,230
Exasol AG (a)	3,965	40,243
Flatex AG (a)	8,824	200,543
Fraport AG Frankfurt Airport Services Worldwide (a)	10,036	715,820
Freenet AG	34,555	889,988
Gerresheimer AG	8,483	777,643
Global Fashion Group SA (a)	20,303	182,481
Grenkeleasing AG (b)	7,648	298,033
Hamborner (REIT) AG	18,940	212,400
Hamburger Hafen und Logistik AG	7,851	175,979
Hensoldt AG	11,578	187,111
Hochtief AG	5,733	442,044
Home24 AG (a)	7,050	92,011
Hornbach Holding AG & Co. KGaA	2,587	326,870
Hornbach-Baumarkt AG	2,187	98,219
Hugo Boss AG	16,149	1,009,205
Hypoport AG (a)	958	588,609
INDUS Holding AG	5,123	201,354
Instone Real Estate Group BV (c)	12,778	336,787
Jenoptik AG	13,975	534,411
JOST Werke AG (c)	3,870	224,133
K+S AG	51,701	890,220
Kloeckner & Co. AG (a)	20,140	271,001
Koenig & Bauer AG (a)	3,805	134,157
Krones AG	3,893	401,652
KWS Saat AG	3,128	266,858
LPKF Laser & Electronics AG	6,785	150,359
MBB SE	558	88,501
Medios AG (a)	2,750	116,034
Metro Wholesale & Food Specialist AG	34,147	431,450
MLP AG	18,341	176,614
Morphosys AG (a)	8,825	415,719
Nagarro SE (a)	2,282	459,011
New Work SE	767	187,084
Nordex Se (a)	28,120	516,857
NORMA Group AG	8,737	375,719
Northern Data AG (a)	89	6,050
OHB SE	1,402	61,425
Patrizia Immobilien AG	12,492	345,134
Pfeiffer Vacuum Technology AG	1,070	267,175
PNE AG	9,473	91,439
ProSiebenSat.1 Media AG	44,153	739,327
Rheinmetall AG	11,780	1,141,706
SAF-Holland SA (a)	12,642	175,370
Salzgitter AG (a)	9,667	355,590
secunet Security Network AG	358	187,887
SGL Carbon AG (a)	16,196	154,648
Siltronic AG	4,448	693,127
Sixt AG (a)	3,991	686,964
SMA Solar Technology AG	2,799	147,740
Software AG (Bearer)	14,042	577,230
Steico AG	1,543	201,916
STRATEC Biomedical Systems AG	2,142	341,709
Stroer Out-of-Home Media AG	7,711	653,390
Suedzucker AG (Bearer)	19,120	303,249
TAG Immobilien AG	39,671	1,205,192
Takkt AG	9,398	153,401
Thyssenkrupp AG	109,444	1,137,643
TUI AG (GB) (a)(b)	306,595	1,029,256
Varta AG (b)	4,908	754,595
VERBIO Vereinigte BioEnergie AG	5,877	466,056
Vitesco Technologies Group AG (a)	6,500	372,694
Vossloh AG	2,348	125,536
Wacker Chemie AG	4,208	758,611
Wacker Construction Equipment AG	8,616	282,468
WashTec AG	3,006	195,291
Westwing Group AG (a)	686	21,459
Wustenrot & Wurttembergische AG	6,261	130,424
ZEAL Network SE	4,032	177,118
Zooplus AG (a)	1,743	963,932

TOTAL GERMANY		41,839,625

Gibraltar - 0.1%
888 Holdings PLC	99,793	522,797
Hong Kong - 0.6%
Bank of East Asia Ltd.	280,000	460,639
BOCOM International Holdings Co. Ltd.	222,000	49,933
Champion (REIT)	573,000	301,211
CITIC 1616 Holdings Ltd.	478,000	169,562
Dah Sing Banking Group Ltd.	121,200	116,207
Dah Sing Financial Holdings Ltd.	45,600	142,125
Guotai Junan International Holdings Ltd.	819,000	118,947
Hang Lung Group Ltd.	224,000	524,552
Hong Kong & Shanghai Hotels Ltd. (a)	111,500	101,605
Hong Kong Television Network Ltd.	152,000	228,571
Hysan Development Co. Ltd.	171,000	594,505
Melco International Development Ltd. (a)	184,000	240,272
Nissin Foods Co. Ltd.	106,000	79,018
PCCW Ltd.	1,175,000	605,584
Prosperity (REIT)	376,000	147,394
Shun Tak Holdings Ltd. (a)	400,000	109,505
Sun Hung Kai & Co. Ltd.	107,000	55,697
Sunlight (REIT)	282,000	163,100
Television Broadcasts Ltd. (a)	91,300	70,759
Vitasoy International Holdings Ltd.	204,000	490,827
Zensun Enterprises Ltd.	152,000	86,740

TOTAL HONG KONG		4,856,753

Ireland - 0.7%
AIB Group PLC (a)	218,502	592,067
Bank Ireland Group PLC (a)	262,562	1,566,779
C&C Group PLC (United Kingdom) (a)	106,719	378,562
Cairn Homes PLC	189,748	246,109
Dalata Hotel Group PLC (a)	53,844	230,302
Glanbia PLC	55,197	901,603
Glenveagh Properties PLC (a)(c)	196,337	247,392
Grafton Group PLC unit	61,273	1,124,498
Greencore Group PLC (a)	142,155	251,354
Hibernia (REIT) PLC	181,423	264,253
Irish Residential Properties REIT PLC	123,501	232,710
Origin Enterprises PLC	33,605	130,139
Uniphar PLC	61,875	315,436

TOTAL IRELAND		6,481,204

Isle of Man - 0.1%
Kape Technologies PLC (a)	28,429	154,848
Playtech Ltd. (a)	82,829	788,955
Strix Group PLC	54,883	219,697

TOTAL ISLE OF MAN		1,163,500

Israel - 2.9%
AFI Properties Ltd. (a)	2,937	152,217
Airport City Ltd. (a)	18,259	347,829
Alony Hetz Properties & Investments Ltd.	39,652	646,467
Altshuler Shaham Provident Funds & Pension Ltd.	15,075	82,132
Amot Investments Ltd.	55,811	425,238
Arad Investment & Industrial Development Ltd.	859	97,455
Ashtrom Group Ltd.	10,961	256,017
AudioCodes Ltd.	7,135	248,029
Azorim Investment Development & Construction Co. Ltd. (a)	22,653	101,082
Bezeq The Israel Telecommunication Corp. Ltd. (a)	555,855	695,796
Big Shopping Centers Ltd.	2,689	402,626
Blue Square Real Estate Ltd.	1,406	108,415
Caesarstone Sdot-Yam Ltd.	6,453	80,533
Camtek Ltd. (a)	7,539	300,431
Cellcom Israel Ltd. (Israel) (a)	23,820	89,880
Clal Insurance Enterprises Holdings Ltd. (a)	16,666	411,442
Cognyte Software Ltd. (a)	17,781	354,020
Compugen Ltd. (a)(b)	22,994	149,231
Danel Adir Yeoshua Ltd.	1,409	297,442
Delek Automotive Systems Ltd.	14,050	183,687
Delek Group Ltd. (a)	2,467	204,651
Delta Galil Industries Ltd.	2,344	119,928
Doral Group Renewable Energy Resources Ltd. (a)	15,481	75,146
Elco Ltd.	2,458	159,162
Electra Consumer Products 1970 Ltd.	2,900	135,819
Electra Israel Ltd.	568	373,359
Electreon Wireless Ltd. (a)	1,178	62,877
Energix-Renewable Energies Ltd.	58,544	274,742
Enlight Renewable Energy Ltd. (a)	248,059	611,456
Equital Ltd. (a)	5,369	164,887
Fattal Holdings 1998 Ltd. (a)	1,617	173,640
FIBI Holdings Ltd.	4,864	213,660
First International Bank of Israel	15,126	605,164
Formula Systems (1985) Ltd.	2,481	265,949
Fox Wizel Ltd.	2,013	277,043
Gav-Yam Lands Corp. Ltd.	37,812	449,535
Gazit-Globe Ltd.	18,375	148,946
Gilat Satellite Networks Ltd.	8,896	73,516
Harel Insurance Investments and Financial Services Ltd.	31,526	351,590
Hilan Ltd.	4,008	221,657
IDI Insurance Co. Ltd.	2,159	86,651
InMode Ltd. (a)	13,446	1,273,874
Isracard Ltd.	54,197	217,346
Israel Canada T.R Ltd.	30,147	145,383
Israel Corp. Ltd. (Class A) (a)	1,057	388,882
Isras Investment Co. Ltd.	448	99,826
Ituran Location & Control Ltd.	5,079	132,105
Kornit Digital Ltd. (a)	12,441	2,081,130
M Yochananof & Sons Ltd.	1,365	94,038
Magic Software Enterprises Ltd.	7,381	156,701
Malam Team Ltd.	2,064	69,466
Matrix IT Ltd.	9,164	248,507
Maytronics Ltd.	11,698	276,004
Mega Or Holdings Ltd.	6,468	255,503
Melisron Ltd. (a)	5,802	490,108
Menora Mivtachim Holdings Ltd.	6,739	155,465
Migdal Insurance & Financial Holdings Ltd.	101,042	171,503
Mivne Real Estate KD Ltd.	168,329	612,812
Nano Dimension Ltd. ADR (a)(b)	67,322	395,853
Naphtha Israel Petroleum Corp. Ltd. (a)	8,298	51,372
Nova Ltd. (a)	7,628	807,553
Oil Refineries Ltd. (a)	474,257	128,293
One Software Technologies Ltd.	10,593	181,072
OPC Energy Ltd. (a)	24,463	255,117
Partner Communications Co. Ltd. (a)	37,893	191,240
Paz Oil Co. Ltd. (a)	2,543	323,224
Plus500 Ltd.	24,721	445,397
Prashkovsky Investments & Construction Ltd.	1,900	59,792
Property & Building Corp. Ltd. (a)	753	107,084
Radware Ltd. (a)	11,080	392,564
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,377	178,781
Reit 1 Ltd.	48,700	304,418
Shapir Engineering and Industry Ltd.	39,177	320,166
Shikun & Binui Ltd. (a)	64,195	381,395
Shufersal Ltd.	72,136	596,356
Strauss Group Ltd.	14,195	416,876
Summit Real Estate Holdings Ltd. (a)	10,151	184,167
Tadiran Group Ltd.	776	101,036
Taro Pharmaceutical Industries Ltd. (a)	2,624	145,816
The Phoenix Holdings Ltd.	40,688	512,658
Tower Semiconductor Ltd. (a)	27,252	884,472
Tremor International Ltd. (a)	27,848	259,157
UroGen Pharma Ltd. (a)(b)	5,314	91,401
YH Dimri Construction & Development Ltd.	2,029	145,426

TOTAL ISRAEL		25,208,686

Italy - 2.8%
A2A SpA	421,766	886,387
ACEA SpA	11,242	243,800
Anima Holding SpA (c)	70,882	376,103
Arnoldo Mondadori Editore SpA (a)	36,402	84,161
Ascopiave SpA	22,802	92,784
Autogrill SpA (a)	52,445	410,805
Azimut Holding SpA	28,949	832,945
Banca Generali SpA	15,852	745,091
Banca IFIS SpA	6,499	120,130
Banca Mediolanum S.p.A.	60,342	607,290
Banca Monte dei Paschi di Siena SpA (a)(b)	79,095	94,268
Banca Popolare di Sondrio SCARL	123,269	535,226
Banco BPM SpA	369,614	1,147,657
BFF Bank SpA (c)	45,081	403,360
Biesse SpA (a)	3,693	114,156
BPER Banca	288,979	632,876
Brembo SpA	40,253	528,144
Brunello Cucinelli SpA (a)	9,206	557,648
Buzzi Unicem SpA	26,206	611,033
Carel Industries SpA (c)	9,496	274,434
Cementir SpA	12,721	133,673
Cerved Information Solutions SpA	10,538	126,448
CIR SpA (a)	186,795	102,893
Credito Emiliano SpA	23,590	178,891
Danieli & C. Officine Meccaniche SpA	2,918	98,160
Datalogic SpA	3,985	72,371
De'Longhi SpA	18,304	715,189
Dovalue SpA (c)	15,965	152,996
El.En. Group SpA	11,532	230,626
Enav SpA (a)(c)	74,006	324,238
ERG SpA	16,183	584,050
Esprinet SpA	8,047	104,372
Falck Renewables SpA	31,773	320,098
Fila SpA	5,756	69,334
Fincantieri SpA (a)(b)	134,954	106,397
Gruppo MutuiOnline SpA	7,093	346,429
GVS SpA (c)	18,783	279,014
Hera SpA	222,136	908,263
Illimity Bank SpA (a)	15,270	240,775
Immobiliare Grande Distribuzione SpA (a)	14,831	64,978
Interpump Group SpA	19,084	1,406,395
Iren SpA	174,330	541,297
Italgas SpA	130,292	826,890
Italmobiliare SpA	3,347	117,428
Juventus Football Club SpA (a)(b)	140,652	113,653
La Doria SpA	3,387	64,917
Leonardo SpA (a)	109,344	801,134
Maire Tecnimont SpA	40,009	172,329
MARR SpA	9,103	214,250
Piaggio & C SpA	42,625	142,896
Pirelli & C. SpA (c)	94,962	583,130
Rai Way SpA (c)	24,991	151,381
Reply SpA	5,552	1,076,317
Saipem SpA (a)(b)	152,897	335,204
Salcef Group SpA	4,489	103,786
Salvatore Ferragamo Italia SpA (a)	13,509	287,186
Sanlorenzo SpA	3,253	136,505
Saras Raffinerie Sarde SpA (a)	152,662	113,369
Sesa SpA	2,065	404,859
Societa Cattolica Di Assicurazioni SCRL (a)	33,610	255,654
Tamburi Investment Partners SpA	27,273	307,394
Technogym SpA (c)	35,658	374,283
Tinexta SpA	5,695	252,145
Tod's SpA (a)	2,708	149,260
Unipol Gruppo SpA (b)	107,035	614,950
Webuild SpA (b)	108,192	267,650
Webuild SpA warrants 8/2/30 (a)(d)	6,641	6,617
Zignago Vetro SpA	5,790	116,730

TOTAL ITALY		24,395,102

Japan - 27.1%
77 Bank Ltd.	15,300	156,084
Activia Properties, Inc.	177	725,642
Adastria Co. Ltd.	6,000	111,301
Adeka Corp.	21,100	469,377
Advan Group Co. Ltd.	4,900	41,874
Advance Residence Investment Corp.	355	1,166,781
Aeon (REIT) Investment Corp.	375	506,941
Aeon Delight Co. Ltd.	5,900	181,200
AEON Financial Service Co. Ltd.	29,400	373,531
Aeon Hokkaido Corp.	5,600	64,674
AEON MALL Co. Ltd.	27,600	404,332
Ai Holdings Corp.	9,700	183,080
AI inside, Inc. (a)	400	25,093
Aica Kogyo Co. Ltd.	13,600	416,851
Aichi Corp.	7,300	51,747
Aichi Steel Corp.	2,600	60,572
Aida Engineering Ltd.	12,000	108,935
Aiful Corp.	84,300	280,849
Ain Holdings, Inc.	6,800	401,366
Air Water, Inc.	49,700	760,414
Akatsuki, Inc.	2,200	60,020
Alfresa Holdings Corp.	50,800	716,127
Alpen Co. Ltd.	3,800	92,691
Alpha Systems, Inc.	1,700	64,906
Alps Electric Co. Ltd.	56,900	555,973
Altech Corp.	4,300	77,460
Amada Co. Ltd.	92,200	910,887
Amano Corp.	14,300	353,863
Amuse, Inc.	3,100	60,325
Anest Iwata Corp.	8,600	68,507
AnGes MG, Inc. (a)	38,000	180,378
Anicom Holdings, Inc.	19,500	152,032
Anritsu Corp.	37,400	620,184
Aoki International Co. Ltd.	9,700	59,223
Aozora Bank Ltd.	32,200	736,575
Arata Corp.	3,800	134,514
Arcland Sakamoto Co. Ltd.	7,000	104,705
Arcland Service Holdings Co. Ltd.	4,100	81,375
ARCS Co. Ltd.	11,400	219,077
Argo Graphics, Inc.	4,400	122,524
Ariake Japan Co. Ltd.	4,900	319,029
ARTERIA Networks Corp.	7,000	98,771
Aruhi Corp.	9,200	106,662
As One Corp.	3,900	534,622
Asahi Holdings, Inc.	20,500	365,887
Asics Corp.	41,000	1,021,779
ASKUL Corp.	10,100	137,186
Atom Corp.	31,600	213,162
Autobacs Seven Co. Ltd.	17,800	230,216
Avex, Inc.	9,100	124,250
Axial Retailing, Inc.	4,400	139,945
Bank of Kyoto Ltd.	15,400	692,588
Bank of Nagoya Ltd.	3,100	65,943
BASE, Inc. (a)	21,400	174,872
BayCurrent Consulting, Inc.	3,600	1,494,073
Belc Co. Ltd.	2,800	138,226
Bell System24 Holdings, Inc.	8,900	114,343
Belluna Co. Ltd.	13,500	94,799
Benefit One, Inc.	21,600	1,090,078
Benesse Holdings, Inc.	18,100	414,095
Benext-Yumeshin Group Co.	14,800	192,947
Bengo4.Com, Inc. (a)	2,100	126,286
Bic Camera, Inc.	25,100	216,476
BML, Inc.	6,000	210,899
Broadleaf Co. Ltd.	23,800	114,245
Bunka Shutter Co. Ltd.	13,300	129,644
Bushiroad, Inc. (a)	3,200	44,634
Calbee, Inc.	23,700	610,642
Canon Electronics, Inc.	5,100	70,200
Canon Marketing Japan, Inc.	12,200	241,686
Cawachi Ltd.	3,300	64,369
CellSource Co. Ltd. (a)	1,500	84,992
Central Glass Co. Ltd.	8,600	160,146
Central Security Patrols Co. Ltd.	2,100	50,491
Change, Inc. (a)	9,100	163,986
Chatwork Co. Ltd. (a)	3,600	33,483
Chiyoda Corp. (a)	42,600	155,724
Chofu Seisakusho Co. Ltd.	4,800	86,730
Chubu Shiryo Co. Ltd.	5,100	48,743
Chudenko Corp.	7,600	148,812
Chugoku Electric Power Co., Inc.	78,300	649,486
Chugoku Marine Paints Ltd.	10,200	78,955
Ci Takiron Corp.	10,300	54,931
Citizen Watch Co. Ltd.	71,800	313,124
CKD Corp.	13,600	269,622
Coca-Cola West Co. Ltd.	33,600	462,389
COLOPL, Inc.	15,900	114,873
Colowide Co. Ltd.	16,200	234,194
Comforia Residential REIT, Inc.	169	493,760
Computer Engineering & Consulting Ltd.	6,400	76,196
COMSYS Holdings Corp.	30,400	752,736
Comture Corp.	6,200	168,132
CONEXIO Corp.	4,100	52,547
Cosmo Energy Holdings Co. Ltd.	15,100	308,684
CRE Logistics REIT, Inc.	127	247,084
Create Restaurants Holdings, Inc.	23,200	159,503
Create SD Holdings Co. Ltd.	7,200	221,343
Credit Saison Co. Ltd.	40,100	491,615
Curves Holdings Co. Ltd.	13,900	108,296
CYBERDYNE, Inc. (a)	29,300	102,328
Cybozu, Inc.	6,400	151,845
Dai-Dan Co. Ltd.	3,400	71,586
Daibiru Corp.	12,500	173,947
Daicel Chemical Industries Ltd.	69,900	523,360
Daido Steel Co. Ltd.	7,100	272,021
Daihen Corp.	5,100	212,881
Daiho Corp.	2,800	94,320
Daiichi Jitsugyo Co. Ltd.	1,900	88,378
Daiichikosho Co. Ltd.	9,600	348,571
Daiken Corp.	2,600	56,817
Daikokutenbussan Co. Ltd.	1,400	79,753
DaikyoNishikawa Corp.	10,400	62,497
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,100	71,657
Daio Paper Corp.	23,100	406,481
Daiseki Co. Ltd.	11,880	554,520
Daishi Hokuetsu Financial Group, Inc.	10,000	223,954
Daito Pharmaceutical Co. Ltd.	3,200	90,241
Daiwa Industries Ltd.	7,600	84,703
Daiwa Office Investment Corp.	86	555,121
Daiwa Securities Living Invest	492	497,027
Daiwabo Holdings Co. Ltd.	23,500	413,717
DCM Holdings Co. Ltd.	33,400	325,654
Demae-Can Co. Ltd. (a)	13,300	158,222
DeNA Co. Ltd.	23,100	426,707
Denka Co. Ltd.	21,600	707,166
Denyo Co. Ltd.	4,000	69,357
Descente Ltd. (a)	8,200	310,821
Dexerials Corp.	14,600	295,347
Dic Corp.	20,400	540,126
Digital Arts, Inc.	3,000	244,954
Digital Garage, Inc.	8,900	415,755
Digital Holdings, Inc.	4,100	62,875
Dip Corp.	9,600	344,441
Direct Marketing MiX, Inc.	2,400	92,055
Dmg Mori Co. Ltd.	30,700	528,679
Doshisha Co. Ltd.	5,200	81,477
Doutor Nichires Holdings Co., Ltd.	8,000	114,755
Dowa Holdings Co. Ltd.	13,300	555,460
DTS Corp.	10,000	221,887
Duskin Co. Ltd.	10,200	245,716
Dydo Group Holdings, Inc.	2,500	119,116
Eagle Industry Co. Ltd.	6,800	72,635
Earth Corp.	4,200	257,735
Ebara Corp.	25,700	1,402,369
eBase Co. Ltd.	6,800	45,300
EDION Corp.	20,800	197,406
Edulab, Inc.	1,000	14,128
eGuarantee, Inc.	9,300	207,103
Eiken Chemical Co. Ltd.	8,100	136,162
Eizo Corp.	3,900	149,151
Elan Corp.	8,900	96,197
Elecom Co. Ltd.	12,200	186,606
Electric Power Development Co. Ltd.	39,100	516,886
Elematec Corp.	4,700	46,904
EM Systems Co. Ltd.	9,400	62,313
en japan, Inc.	8,000	317,695
Enigmo, Inc.	6,500	61,732
Enplas Corp.	1,800	47,735
eRex Co. Ltd.	7,000	160,294
ES-Con Japan Ltd.	9,100	65,386
ESPEC Corp.	4,700	95,338
euglena Co. Ltd. (a)	26,900	190,694
Exedy Corp.	7,700	114,698
Exeo Group, Inc.	27,000	624,081
Ezaki Glico Co. Ltd.	12,800	464,557
Fancl Corp.	21,200	642,741
FCC Co. Ltd.	9,100	125,988
Ferrotec Holdings Corp.	9,500	318,673
Financial Products Group Co. Ltd.	16,900	97,818
Food & Life Companies Ltd.	29,800	1,291,634
FP Corp.	12,500	424,463
Freee KK (a)	8,800	631,628
Frontier Real Estate Investment Corp.	124	548,594
Fuji Co. Ltd.	4,600	81,066
Fuji Corp.	18,600	433,865
Fuji Kyuko Co. Ltd.	5,900	237,693
Fuji Media Holdings, Inc.	12,200	126,459
Fuji Oil Holdings, Inc.	12,800	300,390
Fuji Seal International, Inc.	11,300	248,504
Fuji Soft ABC, Inc.	6,300	320,818
Fujibo Holdings, Inc.	2,500	90,673
Fujicco Co. Ltd.	4,900	82,262
Fujikura Ltd. (a)	63,000	339,812
Fujimi, Inc.	4,600	289,272
Fujimori Kogyo Co. Ltd.	3,800	156,247
Fujio Food Group, Inc.	3,800	45,392
Fujitec Co. Ltd.	17,300	392,980
Fujitsu General Ltd.	16,300	399,709
Fujiya Co. Ltd.	2,800	57,951
Fukuda Corp.	1,300	52,923
Fukui Computer Holdings, Inc.	2,300	82,965
Fukuoka (REIT) Investment Fund	170	252,317
Fukuoka Financial Group, Inc.	46,700	838,981
Fukushima Industries Corp.	3,200	127,219
Fukuyama Transporting Co. Ltd.	7,500	298,762
Fullcast Holdings Co. Ltd.	4,900	114,376
Funai Soken Holdings, Inc.	9,900	275,038
Furukawa Co. Ltd.	8,000	88,528
Furukawa Electric Co. Ltd.	18,100	396,048
Fuso Chemical Co. Ltd.	4,700	216,391
Futaba Industrial Co. Ltd.	14,600	57,159
Future Corp.	5,600	163,784
Fuyo General Lease Co. Ltd.	4,500	292,462
G-7 Holdings, Inc.	5,400	98,801
G-Tekt Corp.	5,900	73,555
GA Technologies Co. Ltd. (a)	4,100	42,583
Gakken Holdings Co. Ltd.	5,000	48,945
Genky DrugStores Co. Ltd.	1,900	91,631
Geo Holdings Corp.	7,200	76,493
giftee, Inc. (a)	3,200	108,174
Giken Ltd.	4,600	175,527
Global One Real Estate Investment Corp.	257	264,705
Glory Ltd.	12,700	273,371
GMO Financial Gate, Inc.	300	77,912
GMO Financial Holdings, Inc.	9,200	70,468
GMO GlobalSign Holdings KK	1,300	53,538
GMO Internet, Inc.	18,200	502,579
GNI Group Ltd. (a)	11,300	158,336
Goldcrest Co. Ltd.	4,500	64,476
GOLDWIN, Inc.	6,300	381,209
Grace Technology, Inc.	6,700	61,323
GREE, Inc.	29,500	248,799
GS Yuasa Corp.	17,900	389,677
GungHo Online Entertainment, Inc.	12,800	240,139
Gunma Bank Ltd.	93,800	289,588
Gunze Ltd.	3,800	146,460
H.I.S. Co. Ltd. (a)	11,400	256,351
H.U. Group Holdings, Inc.	13,800	340,325
H2O Retailing Corp.	24,100	192,467
Halows Co. Ltd.	2,600	63,873
Hamakyorex Co. Ltd.	4,000	110,898
Hankyu REIT, Inc.	168	247,774
Hanwa Co. Ltd.	9,200	276,355
Haseko Corp.	69,200	901,056
Hazama Ando Corp.	48,100	325,719
HEALIOS KK (a)	5,600	84,632
Heiwa Corp.	14,700	262,117
Heiwa Real Estate (REIT), Inc.	231	322,512
Heiwa Real Estate Co. Ltd.	8,300	262,039
Heiwado Co. Ltd.	7,800	135,019
Hennge K.K. (a)	1,700	84,072
Hibiya Engineering Ltd.	4,400	73,967
Hiday Hidaka Corp.	6,600	94,267
Hioki EE Corp.	2,400	167,630
Hirata Corp.	2,300	140,234
Hirogin Holdings, Inc.	77,100	424,763
Hitachi Transport System Ltd.	9,100	358,505
Hitachi Zosen Corp.	44,200	346,569
Hogy Medical Co. Ltd.	6,400	175,468
Hokkaido Electric Power Co., Inc.	46,500	193,248
Hokkoku Financial Holdings, Inc.	5,700	99,345
Hokuetsu Kishu Paper Co. Ltd.	33,700	222,673
Hokuhoku Financial Group, Inc.	32,200	230,351
Hokuriku Electric Power Co., Inc.	44,900	213,803
Hokuto Corp.	5,200	89,800
Horiba Ltd.	9,200	603,163
Hoshino Resorts REIT, Inc.	55	359,126
Hosiden Corp.	13,700	144,446
Hosokawa Micron Corp.	3,400	94,064
House Foods Group, Inc.	16,400	470,546
Hulic (REIT), Inc.	329	498,431
Hyakujushi Bank Ltd.	6,100	78,928
Ichibanya Co. Ltd.	3,800	153,630
Ichigo Real Estate Investment Corp.	325	246,190
Ichigo, Inc.	68,800	205,957
Ichikoh Industries Ltd.	7,900	39,192
Idec Corp.	7,500	158,948
IDOM, Inc.	15,600	106,848
IHI Corp. (a)	35,500	829,203
Iino Kaiun Kaisha Ltd.	19,700	95,011
Inaba Denki Sangyo Co. Ltd.	13,000	311,839
Inabata & Co. Ltd.	12,300	182,086
Inageya Co. Ltd.	5,600	67,684
Industrial & Infrastructure Fund Investment Corp.	502	920,441
Infocom Corp.	6,400	122,882
Infomart Corp.	52,700	514,265
Information Services Inter-Dentsu Ltd.	6,100	213,423
INFRONEER Holdings, Inc.	58,316	484,452
Insource Co. Ltd.	5,700	114,123
Internet Initiative Japan, Inc.	13,900	486,337
Invesco Office J-REIT, Inc.	839	166,966
Invincible Investment Corp.	1,656	654,697
IR Japan Holdings Ltd.	2,400	221,329
Iriso Electronics Co. Ltd.	5,300	243,485
Isetan Mitsukoshi Holdings Ltd.	91,200	666,759
ITOCHU Advance Logistics Investment Corp.	154	219,310
Itochu Enex Co. Ltd.	14,000	123,528
Itochushokuhin Co. Ltd.	1,400	64,699
Itoham Yonekyu Holdings, Inc.	40,700	248,171
Iwatani Corp.	12,700	750,131
Iyo Bank Ltd.	63,100	308,718
Izumi Co. Ltd.	8,600	260,741
J-Oil Mills, Inc.	4,900	78,979
J-Stream, Inc.	2,800	24,742
J. Front Retailing Co. Ltd.	65,900	610,822
JAC Recruitment Co. Ltd.	4,000	78,482
JACCS Co. Ltd.	5,600	149,354
JAFCO Co. Ltd.	7,900	500,522
Japan Airport Terminal Co. Ltd. (a)	16,300	808,603
Japan Aviation Electronics Industry Ltd.	12,600	208,918
Japan Display, Inc. (a)	159,400	47,713
Japan Elevator Service Holdings Co. Ltd.	15,600	338,065
Japan Excellent, Inc.	329	397,244
Japan Hotel REIT Investment Corp.	1,208	729,522
Japan Investment Adviser Co. Ltd.	3,800	41,555
Japan Lifeline Co. Ltd.	15,900	171,213
Japan Logistics Fund, Inc.	220	658,091
Japan Material Co. Ltd.	17,500	243,358
Japan Medical Dynamic Marketing, Inc.	3,900	74,968
Japan Petroleum Exploration Co. Ltd.	9,100	165,599
Japan Prime Realty Investment Corp.	220	806,940
Japan Pulp & Paper Co. Ltd.	2,700	91,083
Japan Securities Finance Co. Ltd.	25,100	191,613
Japan Steel Works Ltd.	16,100	472,974
Japan Wool Textile Co. Ltd.	12,100	96,635
JCR Pharmaceuticals Co. Ltd.	17,600	431,955
Jcu Corp.	5,200	208,855
JDC Corp.	10,600	55,629
JEOL Ltd.	9,900	750,305
JGC Corp.	59,000	554,441
JIG-SAW, Inc. (a)	1,300	89,448
JINS Holdings, Inc.	3,500	221,292
Jm Holdings Co. Ltd.	3,300	54,168
JMDC, Inc. (a)	6,900	518,742
Joshin Denki Co. Ltd.	4,700	97,828
Joyful Honda Co. Ltd.	15,100	207,673
JSP Corp.	3,400	45,752
JTEKT Corp.	55,800	493,920
JTOWER, Inc. (a)	2,200	209,014
Juroku Financial Group, Inc.	7,600	138,032
Justsystems Corp.	8,700	449,671
K's Holdings Corp.	45,900	473,813
Kadokawa Corp.	12,500	660,008
KAGA ELECTRONICS Co. Ltd.	4,200	115,445
Kagome Co. Ltd.	20,200	512,591
Kaken Pharmaceutical Co. Ltd.	8,100	319,495
Kamakura Shinsho Ltd.	6,700	54,133
Kameda Seika Co. Ltd.	3,700	144,709
Kamei Corp.	5,600	57,066
Kamigumi Co. Ltd.	27,800	559,752
Kanamoto Co. Ltd.	8,200	175,651
Kandenko Co. Ltd.	27,800	215,501
Kaneka Corp.	12,900	494,701
Kanematsu Corp.	20,400	236,909
Kanematsu Electric Ltd.	3,200	104,517
Kanto Denka Kogyo Co. Ltd.	10,900	100,261
Kappa Create Co. Ltd. (a)	6,600	80,211
Katakura Industries Co. Ltd.	5,800	88,172
Katitas Co. Ltd.	13,800	503,890
Kato Sangyo	6,300	177,626
Kawasaki Heavy Industries Ltd. (a)	38,400	779,230
Kawasaki Kisen Kaisha Ltd. (a)	12,700	612,145
KeePer Technical Laboratory Co. Ltd.	3,800	109,581
Keihan Electric Railway Co., Ltd.	26,000	683,972
Keihanshin Bldg Co. Ltd.	7,900	98,694
Keikyu Corp.	59,600	672,671
Keiyo Co. Ltd.	9,300	67,731
Kenedix Office Investment Corp.	115	728,150
Kenedix Residential Investment Corp.	253	486,522
Kenedix Retail REIT Corp.	157	400,593
Kewpie Corp.	28,400	622,936
Key Coffee, Inc.	4,400	86,085
Kfc Holdings Japan Ltd.	3,800	96,357
KH Neochem Co. Ltd.	9,100	233,877
Kinden Corp.	33,300	546,474
Kintetsu Department Store Co. Ltd. (a)	2,200	49,214
Kintetsu World Express, Inc.	9,900	237,765
Kisoji Co. Ltd.	6,000	112,682
Kissei Pharmaceutical Co. Ltd.	6,900	138,023
Kitanotatsujin Corp.	18,800	68,490
Kitz Corp.	15,800	105,699
Koa Corp.	8,300	112,202
Kobe Steel Ltd.	83,800	492,358
Kohnan Shoji Co. Ltd.	6,600	206,404
Kojima Co. Ltd.	8,700	44,802
Kokuyo Co. Ltd.	22,600	343,947
KOMEDA Holdings Co. Ltd.	12,400	224,903
KOMERI Co. Ltd.	7,900	182,437
Komori Corp.	11,500	75,115
Konica Minolta, Inc.	122,400	605,842
Konishi Co. Ltd.	7,500	116,655
Konoike Transport Co. Ltd.	6,900	75,526
Koshidaka Holdings Co. Ltd.	11,200	68,629
Kotobuki Spirits Co. Ltd.	5,000	334,307
Kumagai Gumi Co. Ltd.	9,500	235,139
Kumiai Chemical Industry Co. Ltd.	21,100	157,341
Kura Sushi, Inc.	5,700	184,428
Kuraray Co. Ltd.	81,600	738,403
Kureha Chemical Industry Co. Ltd.	4,200	272,949
Kusuri No Aoki Holdings Co. Ltd.	4,200	279,575
Kyb Corp.	5,000	133,804
Kyoei Steel Ltd.	5,300	65,396
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,100	110,702
Kyorin Holdings, Inc.	10,300	158,217
Kyoritsu Maintenance Co. Ltd.	7,900	296,024
Kyudenko Corp.	11,500	364,782
Kyushu Electric Power Co., Inc.	108,700	765,725
Kyushu Financial Group, Inc.	96,400	324,634
Kyushu Railway Co.	36,000	805,845
LaSalle Logiport REIT	482	804,223
LEC, Inc.	5,700	52,119
Leopalace21 Corp. (a)	47,800	102,970
LIFE Corp.	4,000	131,297
Lifenet Insurance Co. (a)	9,700	96,628
LIFULL Co. Ltd.	20,100	63,078
Link & Motivation, Inc.	9,000	95,090
Lintec Corp.	11,400	254,487
LITALICO, Inc.	5,200	157,012
M&A Capital Partners Co. Ltd. (a)	3,900	219,979
Mabuchi Motor Co. Ltd.	13,000	448,218
Macnica Fuji Electronics Holdings, Inc.	12,600	296,222
Maeda Kosen Co. Ltd.	4,700	136,324
Makino Milling Machine Co. Ltd.	6,400	230,260
Makuake, Inc. (a)	1,300	52,576
Mandom Corp.	9,600	139,553
Mani, Inc.	20,300	346,044
Marudai Food Co. Ltd.	4,600	68,428
Maruha Nichiro Corp.	10,900	245,912
Marui Group Co. Ltd.	51,400	1,008,659
Maruichi Steel Tube Ltd.	15,400	349,915
Marusan Securities Co. Ltd.	14,600	76,941
Maruwa Ceramic Co. Ltd.	2,300	257,800
Maruwa Unyu Kikan Co. Ltd.	10,200	142,847
Maruzen Showa Unyu Co. Ltd.	3,300	100,780
Marvelous, Inc.	8,100	51,419
Matsuda Sangyo Co. Ltd.	3,200	95,611
Matsui Securities Co. Ltd.	31,500	225,982
Matsumotokiyoshi Holdings Co. Ltd.	30,770	1,364,327
Matsuya Co. Ltd. (a)	7,300	69,716
Matsuyafoods Holdings Co. Ltd.	2,300	73,560
Max Co. Ltd.	6,900	109,891
Maxell Ltd.	12,200	146,806
Maxvalu Tokai Co. Ltd.	2,600	59,568
MCJ Co. Ltd.	18,100	203,782
Mebuki Financial Group, Inc.	268,000	548,735
Media Do Co. Ltd.	2,300	86,421
Medical Data Vision Co. Ltd.	6,900	89,015
Medley, Inc. (a)	5,700	168,079
MedPeer, Inc. (a)	3,500	105,168
Megachips Corp.	4,300	135,956
Megmilk Snow Brand Co. Ltd.	12,200	236,069
Meidensha Corp.	9,400	197,864
Meiko Electronics Co. Ltd.	5,500	152,630
Meisei Industrial Co. Ltd.	8,800	52,440
Meitec Corp.	6,500	390,959
Melco Holdings, Inc.	1,500	61,991
Menicon Co. Ltd.	15,400	578,182
Metawater Co. Ltd.	6,100	103,217
Micronics Japan Co. Ltd.	7,500	99,303
Mie Kotsu Group Holdings, Inc.	13,200	57,694
Milbon Co. Ltd.	6,800	407,143
Mimasu Semiconductor Industries Co. Ltd.	4,400	96,273
Mirai Corp.	455	210,065
Mirait Holdings Corp.	24,900	478,895
Miroku Jyoho Service Co., Ltd.	4,900	77,364
Mitani Sekisan Co. Ltd.	2,700	171,326
Mitsubishi Estate Logistics REIT Investment Corp.	100	432,416
Mitsubishi Logisnext Co. Ltd.	7,000	64,374
Mitsubishi Logistics Corp.	14,300	399,334
Mitsubishi Materials Corp.	30,300	588,207
Mitsubishi Motors Corp. of Japan (a)	179,800	575,454
Mitsubishi Pencil Co. Ltd.	9,300	111,577
Mitsubishi Research Institute, Inc.	2,100	78,434
Mitsubishi Shokuhin Co. Ltd.	4,700	120,989
Mitsuboshi Belting Ltd.	6,000	106,644
Mitsui Fudosan Logistics Park, Inc.	139	738,916
Mitsui High-Tec, Inc.	5,300	409,377
Mitsui Mining & Smelting Co. Ltd.	15,600	447,645
Mitsui OSK Lines Ltd.	29,300	1,847,409
Mitsui Sugar Co. Ltd.	4,200	74,635
Mitsui-Soko Co. Ltd.	5,100	102,292
Mitsuuroko Group Holdings Co. Ltd.	7,900	94,532
mixi, Inc.	11,500	263,515
Mizuho Leasing Co. Ltd.	7,200	222,457
Mizuno Corp.	4,900	114,039
Mochida Pharmaceutical Co. Ltd.	6,700	195,382
Modalis Therapeutics Corp. (a)	3,100	28,958
Modec, Inc.	5,200	89,440
Monex Group, Inc.	41,600	270,896
Money Forward, Inc. (a)	11,500	781,458
Mori Hills REIT Investment Corp.	416	564,030
Mori Trust Hotel (REIT), Inc.	88	109,261
MORI TRUST Sogo (REIT), Inc.	267	344,948
Morinaga & Co. Ltd.	10,100	356,921
Morinaga Milk Industry Co. Ltd.	10,000	586,047
Morita Holdings Corp.	8,300	104,429
MOS Food Services, Inc.	6,500	181,249
MTI Ltd.	5,800	37,149
Musashi Seimitsu Industry Co. Ltd.	12,300	231,500
Nachi-Fujikoshi Corp.	4,000	151,521
Nafco Co. Ltd.	3,600	54,455
Nagaileben Co. Ltd.	5,600	115,100
Nagase & Co. Ltd.	27,100	458,689
Nagatanien Holdings Co. Ltd.	3,100	56,763
Nagoya Railroad Co. Ltd. (a)	50,500	834,397
Nakanishi, Inc.	19,200	445,349
Nankai Electric Railway Co. Ltd.	27,600	547,771
NEC Networks & System Integration Corp.	17,900	288,019
Net One Systems Co. Ltd.	23,300	764,086
Nextage Co. Ltd.	11,700	214,423
NGK Spark Plug Co. Ltd.	41,500	662,963
NHK Spring Co. Ltd.	53,000	399,821
Nichi-iko Pharmaceutical Co. Ltd.	13,300	100,971
Nichias Corp.	15,700	384,414
Nichicon Corp.	12,500	118,293
Nichiden Corp.	3,800	76,456
Nichiha Corp.	6,700	192,603
Nichirei Corp.	30,200	735,534
Nichireki Co. Ltd.	6,100	72,383
Nifco, Inc.	21,800	695,410
Nihon Chouzai Co. Ltd.	3,200	46,112
Nihon Kohden Corp.	21,600	687,296
Nihon Nohyaku Co. Ltd.	10,000	47,010
Nihon Parkerizing Co. Ltd.	21,900	218,504
Nihon Unisys Ltd.	19,300	542,268
Nikkiso Co. Ltd.	12,700	112,459
Nikkon Holdings Co. Ltd.	15,800	308,690
Nikon Corp.	81,900	903,010
Nippn Corp.	13,000	186,273
Nippo Corp.	14,600	516,489
Nippon Accommodations Fund, Inc.	122	680,426
Nippon Carbon Co. Ltd.	2,800	108,096
Nippon Ceramic Co. Ltd.	5,100	132,494
Nippon Densetsu Kogyo Co. Ltd.	9,000	138,725
Nippon Electric Glass Co. Ltd.	21,600	551,512
Nippon Gas Co. Ltd.	28,700	355,983
Nippon Kanzai Co. Ltd.	5,100	123,843
Nippon Kayaku Co. Ltd.	36,300	382,314
Nippon Koei Co. Ltd.	3,000	91,115
Nippon Light Metal Holding Co. Ltd.	14,900	247,299
Nippon Paper Industries Co. Ltd.	26,400	270,608
Nippon Parking Development Co. Ltd.	51,500	65,085
Nippon REIT Investment Corp.	120	461,305
Nippon Seiki Co. Ltd.	12,100	121,734
Nippon Sheet Glass Co. Ltd. (a)	24,200	135,243
Nippon Shokubai Co. Ltd.	7,200	376,162
Nippon Signal Co. Ltd.	10,900	94,257
Nippon Soda Co. Ltd.	5,400	162,247
Nippon Steel & Sumikin Bussan Corp.	3,900	176,357
Nippon Suisan Kaisha Co. Ltd.	76,400	434,204
Nippon Television Network Corp.	14,600	157,295
Nipro Corp.	37,100	376,998
Nishi-Nippon Financial Holdings, Inc.	32,300	188,340
Nishi-Nippon Railroad Co. Ltd.	16,100	396,596
Nishimatsu Construction Co. Ltd.	12,000	346,142
Nishimatsuya Chain Co. Ltd.	10,300	131,421
Nishio Rent All Co. Ltd.	4,900	121,167
Nissan Shatai Co. Ltd.	16,700	118,447
Nissei ASB Machine Co. Ltd.	2,100	68,551
Nissha Co. Ltd.	10,200	167,097
Nisshin Oillio Group Ltd.	6,300	167,001
Nisshinbo Holdings, Inc.	38,200	294,847
Nissin Electric Co. Ltd.	12,700	157,392
Nitta Corp.	5,200	119,211
Nittetsu Mining Co. Ltd.	1,300	74,880
Nitto Boseki Co. Ltd.	6,400	205,136
Nitto Kogyo Corp.	7,000	104,156
Nitto Kohki Co. Ltd.	3,300	54,830
Nittoku Co. Ltd.	3,600	125,156
Noevir Holdings Co. Ltd.	4,100	200,552
NOF Corp.	18,400	923,433
Nohmi Bosai Ltd.	5,700	104,550
Nojima Co. Ltd.	8,300	182,028
NOK Corp.	23,100	268,139
NOMURA Co. Ltd.	20,700	204,090
Noritake Co. Ltd.	2,300	100,566
Noritsu Koki Co. Ltd.	4,800	99,828
Noritz Corp.	6,800	109,102
North Pacific Bank Ltd.	68,900	142,593
NS Solutions Corp.	8,500	285,713
Ns United Kaiun Kaisha Ltd.	2,500	78,732
NSD Co. Ltd.	18,400	350,603
NTN Corp. (a)	107,500	233,117
Ntt Ud (REIT) Investment Corp.	338	448,674
Obara Group, Inc.	2,800	89,794
OBIC Business Consultants Ltd.	8,100	399,858
Ogaki Kyoritsu Bank Ltd.	9,600	159,533
Ohsho Food Service Corp.	3,400	178,543
Oiles Corp.	5,500	81,719
Oisix Ra Daichi, Inc. (a)	6,800	284,809
Okamoto Industries, Inc.	2,800	98,257
Okamura Corp.	15,000	197,953
Okasan Securities Group, Inc.	39,000	133,393
Oki Electric Industry Co. Ltd.	22,600	185,639
Okinawa Cellular Telephone Co.	3,300	148,686
Okinawa Financial Group, Inc.	5,600	123,107
Okuma Corp.	6,300	300,186
Okumura Corp.	8,600	222,091
Okuwa Co. Ltd.	6,700	64,369
One (REIT), Inc.	57	152,869
Onward Holdings Co. Ltd.	24,900	73,644
Open Door, Inc. (a)	3,000	66,315
Open House Co. Ltd.	20,400	1,300,970
Optex Group Co. Ltd.	8,600	109,537
Optim Corp. (a)	4,500	70,756
Optorun Co. Ltd.	7,000	141,896
Organo Corp.	1,700	107,998
Orient Corp.	141,300	193,911
Oro Co. Ltd.	1,800	59,580
Osaka Organic Chemical Industry Ltd.	3,900	116,867
Osaka Soda Co. Ltd.	3,200	81,322
Osaka Steel Co. Ltd.	3,600	36,767
OSG Corp.	22,600	375,995
Outsourcing, Inc.	30,600	587,010
Pacific Industrial Co. Ltd.	10,800	110,004
Pal Group Holdings Co. Ltd.	5,500	79,549
PALTAC Corp.	7,800	345,382
Paramount Bed Holdings Co. Ltd.	9,800	182,859
Park24 Co. Ltd. (a)	29,300	448,811
Pasona Group, Inc.	5,600	156,384
Penta-Ocean Construction Co. Ltd.	73,700	507,862
Pharma Foods International Co. Ltd.	5,800	131,456
Pilot Corp.	7,300	267,719
Piolax, Inc.	7,000	100,698
PKSHA Technology, Inc. (a)	4,000	62,720
Plaid, Inc.	4,000	102,040
Plenus Co. Ltd.	5,900	100,440
PR TIMES, Inc. (a)	1,300	41,820
Premier Anti-Aging Co. Ltd.	800	84,411
Pressance Corp.	5,500	91,157
Prestige International, Inc.	25,500	174,862
Prima Meat Packers Ltd.	6,700	157,473
Proto Corp.	6,200	76,576
Qol Holdings Co. Ltd.	6,200	92,101
Raito Kogyo Co. Ltd.	11,800	209,830
Raiznext Corp.	7,300	78,901
Raksul, Inc. (a)	6,100	335,604
Rakus Co. Ltd.	19,600	621,211
Relia, Inc.	9,800	100,424
Relo Group, Inc.	31,000	644,796
Rengo Co. Ltd.	47,900	363,232
RENOVA, Inc. (a)	9,500	417,914
Resorttrust, Inc.	22,200	393,410
Restar Holdings Corp.	4,500	75,214
Retail Partners Co. Ltd.	5,600	58,540
Ricoh Leasing Co. Ltd.	3,700	117,308
Riken Kieki Co. Ltd.	3,500	97,118
Riken Vitamin Co. Ltd.	5,500	90,313
Ringer Hut Co. Ltd. (a)	5,700	110,562
Riso Kagaku Corp.	5,200	109,747
Riso Kyoiku Co. Ltd.	30,000	125,324
Rock Field Co. Ltd.	4,900	72,334
Rohto Pharmaceutical Co. Ltd.	25,600	782,175
Roland Corp.	3,300	135,682
Rorze Corp.	2,800	268,373
Round One Corp.	15,800	190,117
Royal Holdings Co. Ltd. (a)	7,300	132,511
RPA Holdings, Inc. (a)	5,700	21,888
RS Technologies Co. Ltd.	1,900	103,324
Ryobi Ltd.	6,100	63,949
Ryosan Co. Ltd.	5,000	103,074
Ryoyo Electro Corp.	3,600	74,966
S Foods, Inc.	4,700	136,099
S-Pool, Inc.	16,800	187,863
S.T. Corp.	3,400	48,216
Saibu Gas Co. Ltd.	5,500	112,306
Saizeriya Co. Ltd.	7,900	213,249
Sakai Moving Service Co. Ltd.	2,800	115,301
Sakata INX Corp.	10,700	103,364
Sakata Seed Corp.	7,800	235,327
SAMTY Co. Ltd.	8,300	184,571
Samty Residential Investment Corp.	94	99,196
San-A Co. Ltd.	4,600	165,754
San-Ai Oil Co. Ltd.	15,000	195,493
SanBio Co. Ltd. (a)	7,600	80,220
Sangetsu Corp.	12,100	166,502
Sanken Electric Co. Ltd. (a)	6,000	315,446
Sanki Engineering Co. Ltd.	10,400	130,992
Sankyo Co. Ltd. (Gunma)	12,100	293,690
Sankyu, Inc.	15,000	677,201
Sanrio Co. Ltd.	13,200	295,755
Sansan, Inc. (a)	4,200	487,992
Sanshin Electronic Co. Ltd.	2,300	33,020
Sanwa Holdings Corp.	50,100	584,349
Sanyo Chemical Industries Ltd.	3,100	153,496
Sanyo Denki Co. Ltd.	2,400	137,881
Sanyo Special Steel Co. Ltd. (a)	5,000	82,455
Sapporo Holdings Ltd.	17,200	373,191
Sato Holding Corp.	7,000	161,348
Sawai Group Holdings Co. Ltd.	10,600	467,611
SB Technology Corp.	2,500	68,828
SBS Holdings, Inc.	4,700	167,218
Screen Holdings Co. Ltd.	10,300	957,378
Sega Sammy Holdings, Inc.	47,000	668,360
Seibu Holdings, Inc. (a)	61,100	667,428
Seikagaku Corp.	10,300	90,899
Seiko Holdings Corp.	6,600	139,189
Seino Holdings Co. Ltd.	33,400	404,671
Seiren Co. Ltd.	11,300	228,060
Sekisui House (REIT), Inc.	1,096	828,576
Sekisui Jushi Corp.	6,500	121,093
SENKO Co. Ltd.	29,300	260,613
Senshu Ikeda Holdings, Inc.	55,500	77,974
Septeni Holdings Co. Ltd.	18,700	78,923
Seria Co. Ltd.	12,300	406,068
Seven Bank Ltd.	161,500	341,403
Shibaura Machine Co. Ltd.	5,200	121,217
Shibuya Corp.	3,700	97,750
SHIFT, Inc. (a)	3,100	714,920
Shiga Bank Ltd.	10,400	168,287
Shikoku Chemicals Corp.	9,200	113,060
Shikoku Electric Power Co., Inc.	42,800	278,747
Shima Seiki Manufacturing Ltd.	6,700	128,831
Shimamura Co. Ltd.	6,000	508,035
Shin Nippon Air Technologies Co. Ltd.	2,600	55,947
Shin-Etsu Polymer Co. Ltd.	11,200	101,167
Shinko Electric Industries Co. Ltd.	18,100	729,198
Shinmaywa Industries Ltd.	14,300	116,875
Shinnihon Corp.	6,900	50,506
Shinnihonseiyaku Co. Ltd.	2,400	35,571
Shinsei Bank Ltd.	35,200	581,317
Ship Healthcare Holdings, Inc.	20,400	535,834
Shizuoka Gas Co. Ltd.	12,400	130,800
SHO-BOND Holdings Co. Ltd.	10,600	444,028
Shochiku Co. Ltd. (a)	2,400	261,150
Shoei Co. Ltd.	6,200	275,877
Shoei Foods Corp.	2,700	93,081
Showa Denko K.K.	46,773	1,173,068
Showa Sangyo Co. Ltd.	4,500	111,947
Siix Corp.	7,500	83,085
Sinfonia Technology Co. Ltd.	5,300	61,072
Sinko Industries Ltd.	4,800	87,127
SKY Perfect JSAT Holdings, Inc.	35,000	131,260
Skylark Co. Ltd. (a)	60,700	822,460
SMS Co., Ltd.	18,700	725,529
Snow Peak, Inc.	3,600	189,990
Sodick Co. Ltd.	12,900	99,444
Software Service, Inc.	600	37,853
Sojitz Corp.	64,360	1,061,879
Solasto Corp.	14,200	171,863
Sosei Group Corp. (a)	19,900	318,253
SOSiLA Logistics REIT, Inc.	156	234,578
Sotetsu Holdings, Inc.	19,900	384,923
Sourcenext Corp.	22,400	40,196
Sparx Group Co. Ltd.	23,800	61,739
SRE Holdings Corp. (a)	1,600	111,153
Star Asia Investment Corp.	383	203,184
Star Micronics Co. Ltd.	9,000	118,122
Starts Corp., Inc.	7,800	187,440
Starts Proceed Investment Corp.	58	121,851
Starzen Co. Ltd.	3,600	67,846
Strike Co. Ltd.	2,100	79,250
Sugi Holdings Co. Ltd.	9,400	673,052
Sumitomo Bakelite Co. Ltd.	9,400	422,461
Sumitomo Densetsu Co. Ltd.	4,200	80,621
Sumitomo Forestry Co. Ltd.	34,600	660,893
Sumitomo Heavy Industries Ltd.	29,900	769,791
Sumitomo Mitsui Construction Co. Ltd.	38,700	164,229
Sumitomo Osaka Cement Co. Ltd.	9,400	263,396
Sumitomo Riko Co. Ltd.	9,800	63,841
Sumitomo Rubber Industries Ltd.	46,200	569,372
Sumitomo Seika Chemicals Co. Ltd.	2,200	62,659
Sun Corp.	3,500	90,523
Sun Frontier Fudousan Co. Ltd.	7,300	68,504
Sundrug Co. Ltd.	19,400	567,762
Suzuken Co. Ltd.	18,200	506,651
SystemPro Co. Ltd.	18,400	340,028
T Hasegawa Co. Ltd.	8,800	214,901
T-Gaia Corp.	5,100	90,872
Tachi-S Co. Ltd.	7,500	90,836
Tadano Ltd.	26,000	283,922
Taihei Dengyo Kaisha Ltd.	3,000	70,865
Taiheiyo Cement Corp.	29,800	633,139
Taikisha Ltd.	6,600	188,500
Taiko Pharmaceutical Co. Ltd.	7,000	49,725
Taiyo Holdings Co. Ltd.	9,400	251,303
Taiyo Yuden Co. Ltd.	31,600	1,601,692
Takamatsu Construction Group C	4,000	70,186
Takara Bio, Inc.	12,900	336,650
Takara Holdings, Inc.	37,900	518,406
Takara Leben Co. Ltd.	23,600	64,313
Takara Leben Real Estate Investment Corp.	147	143,312
Takara Standard Co. Ltd.	8,000	106,356
Takasago International Corp.	3,100	80,792
Takasago Thermal Engineering Co. Ltd.	12,100	221,354
Takashimaya Co. Ltd.	38,700	358,335
Takeuchi Manufacturing Co. Ltd.	9,400	241,339
Taki Chemical Co. Ltd.	1,400	77,495
Takuma Co. Ltd.	16,600	217,151
Tama Home Co. Ltd.	3,900	80,379
Tamron Co. Ltd.	4,200	98,730
Tamura Corp.	19,300	132,621
Tatsuta Electric Wire & Cable Co. Ltd.	10,600	47,678
Tbs Holdings, Inc.	9,100	143,940
Techmatrix Corp.	9,500	150,635
TechnoPro Holdings, Inc.	29,300	936,406
Teijin Ltd.	48,200	646,976
Teikoku Sen-I Co. Ltd.	4,700	84,714
Tenma Corp.	4,000	95,263
The Aomori Bank Ltd.	5,000	86,231
The Awa Bank Ltd.	9,300	173,235
The Chugoku Bank Ltd.	40,700	295,245
The Hachijuni Bank Ltd.	99,100	331,211
The Hyakugo Bank Ltd.	57,300	166,101
The Keiyo Bank Ltd.	28,200	109,839
The Kiyo Bank Ltd.	16,600	217,993
The Monogatari Corp.	2,600	161,965
The Musashino Bank Ltd.	7,500	117,808
The Nanto Bank Ltd.	7,300	125,848
The Nippon Road Co. Ltd.	1,700	122,974
The Okinawa Electric Power Co., Inc.	11,900	145,994
The Pack Corp.	3,500	92,985
The San-In Godo Bank Ltd.	39,300	192,332
The Sumitomo Warehouse Co. Ltd.	14,700	236,328
The Suruga Bank Ltd.	43,300	158,842
The Toho Bank Ltd.	46,700	83,596
TKC Corp.	7,900	242,184
TKP Corp. (a)	3,500	56,658
TOA Corp.	3,500	76,810
Toagosei Co. Ltd.	25,900	289,461
Toc Co. Ltd.	10,200	57,183
Tocalo Co. Ltd.	15,100	185,169
Toda Corp.	61,300	386,169
Toei Animation Co. Ltd.	2,200	341,624
Toei Co. Ltd.	1,600	313,859
Toenec Corp.	2,200	64,745
Toho Holdings Co. Ltd.	14,700	237,993
Toho Titanium Co. Ltd.	8,400	88,450
Tokai Carbon Co. Ltd.	51,700	676,274
Tokai Corp.	5,300	101,951
TOKAI Holdings Corp.	25,900	196,667
Tokai Rika Co. Ltd.	13,600	190,369
Tokai Tokyo Financial Holdings	51,500	178,535
Token Corp.	1,800	146,773
Tokushu Tokai Paper Co. Ltd.	2,200	85,789
Tokuyama Corp.	16,900	289,402
Tokyo Ohka Kogyo Co. Ltd.	8,500	540,383
Tokyo Seimitsu Co. Ltd.	10,200	415,304
Tokyo Steel Manufacturing Co. Ltd.	23,000	255,938
Tokyo Tatemono Co. Ltd.	50,700	745,209
Tokyotokeiba Co. Ltd.	4,300	170,373
Tokyu Construction Co. Ltd.	21,200	149,903
Tokyu Fudosan Holdings Corp.	164,900	955,499
Tokyu REIT, Inc.	224	375,827
TOMONY Holdings, Inc.	37,300	99,653
Tomy Co. Ltd.	21,900	207,858
Tonami Holdings Co. Ltd.	1,400	55,320
Topcon Corp.	27,900	497,429
Toppan Forms Co. Ltd.	12,200	117,289
Topre Corp.	8,700	100,633
TORIDOLL Holdings Corp.	11,900	286,488
Torii Pharmaceutical Co. Ltd.	3,500	90,867
Tosei Corp.	8,000	76,902
Toshiba Tec Corp.	6,900	271,663
Tosho Co. Ltd.	4,100	70,285
Totetsu Kogyo Co. Ltd.	6,500	141,424
Towa Pharmaceutical Co. Ltd.	6,700	172,249
Toyo Construction Co. Ltd.	19,800	99,112
Toyo Gosei Co. Ltd.	1,400	194,784
Toyo Ink South Carolina Holdings Co. Ltd.	9,900	174,350
Toyo Seikan Group Holdings Ltd.	38,000	451,213
Toyo Tanso Co. Ltd.	3,300	89,712
Toyo Tire Corp.	29,300	487,213
Toyobo Co. Ltd.	21,600	259,359
Toyoda Gosei Co. Ltd.	17,700	362,183
Toyota Boshoku Corp.	17,800	342,242
TPR Co. Ltd.	6,400	81,553
Trancom Co. Ltd.	1,900	133,313
Trans Cosmos, Inc.	6,500	195,989
Tri Chemical Laboratories, Inc.	6,900	206,386
Trusco Nakayama Corp.	12,600	304,667
TS tech Co. Ltd.	24,100	322,459
Tsubaki Nakashima Co. Ltd.	11,600	162,434
Tsubakimoto Chain Co.	6,700	197,967
Tsugami Corp.	11,500	158,104
Tsukishima Kikai Co. Ltd.	6,000	61,344
Tsumura & Co.	15,600	486,181
Tsurumi Manufacturing Co. Ltd.	4,500	69,344
TV Asahi Corp.	5,800	88,016
Uacj Corp. (a)	8,400	194,689
Ube Industries Ltd.	27,000	503,047
Uchida Yoko Co. Ltd.	2,000	84,609
Ulvac, Inc.	12,000	673,260
Union Tool Co.	2,300	77,688
Unipres Corp.	9,700	79,139
United Arrows Ltd. (a)	5,600	112,174
United Super Markets Holdings, Inc.	14,100	128,703
Universal Entertainment Corp. (a)	6,400	152,032
USEN-NEXT HOLDINGS Co. Ltd.	3,900	114,808
Ushio, Inc.	25,700	459,783
UT Group Co. Ltd.	7,100	227,119
Uzabase, Inc. (a)	5,400	96,763
V Technology Co. Ltd.	2,300	86,735
V-cube, Inc.	5,300	80,144
Valor Holdings Co. Ltd.	9,600	203,319
ValueCommerce Co. Ltd.	4,100	161,816
Vector, Inc.	7,600	86,235
Vision, Inc. (a)	7,700	103,317
VT Holdings Co. Ltd.	18,900	84,568
Wacoal Holdings Corp.	10,300	206,271
Wacom Co. Ltd.	41,100	265,878
Wakita & Co. Ltd.	9,100	82,337
WDB Holdings Co. Ltd.	2,400	75,649
WealthNavi, Inc.	6,200	170,014
Weathernews, Inc.	1,400	102,170
West Holdings Corp.	6,200	346,529
World Co. Ltd. (a)	6,400	78,553
World Holdings Co. Ltd.	2,100	52,455
WOWOW INC.	1,600	32,580
Xebio Holdings Co. Ltd.	6,800	63,194
YA-MAN Ltd.	7,900	83,922
YAKUODO Holdings Co. Ltd.	2,600	54,939
YAMABIKO Corp.	9,100	99,169
Yamaguchi Financial Group, Inc.	54,800	305,922
Yamashin-Filter Corp.	10,400	62,978
Yamato Kogyo Co. Ltd.	11,000	368,833
Yamazaki Baking Co. Ltd.	32,400	492,182
Yamazen Co. Ltd.	15,500	143,611
Yaoko Co. Ltd.	4,800	285,712
Yellow Hat Ltd.	8,700	141,748
Yodogawa Steel Works Ltd.	4,900	107,066
Yokogawa Bridge Holdings Corp.	8,400	169,312
Yokohama Reito Co. Ltd.	12,100	92,526
Yokohama Rubber Co. Ltd.	32,200	544,861
Yokowo Co. Ltd.	4,600	102,232
Yondoshi Holdings, Inc.	3,900	59,162
YONEX Co. Ltd.	15,400	101,393
Yoshinoya Holdings Co. Ltd.	17,300	337,322
Yuasa Trading Co. Ltd.	4,500	120,265
Yukiguni Maitake Co. Ltd.	5,500	68,987
Yurtec Corp.	9,600	56,234
Zenkoku Hosho Co. Ltd.	14,000	676,545
Zenrin Co. Ltd.	8,500	78,373
Zensho Holdings Co. Ltd.	25,100	579,725
Zeon Corp.	35,400	419,985
ZERIA Pharmaceutical Co. Ltd.	6,300	112,785
ZIGExN Co. Ltd.	15,800	56,235
Zojirushi Thermos	8,800	122,057
Zuken, Inc.	3,700	142,664

TOTAL JAPAN		236,972,103

Liechtenstein - 0.0%
Implantica AG SDR (a)	5,730	50,775
Liechtensteinische Landesbank AG	3,377	199,168

TOTAL LIECHTENSTEIN		249,943

Luxembourg - 0.8%
ADLER Group SA (b)(c)	20,657	280,106
Aperam SA	12,970	773,355
B&M European Value Retail SA	242,780	2,103,849
B&S Group SARL (c)	7,708	69,591
eDreams ODIGEO SA (a)	15,882	139,166
Grand City Properties SA	27,413	702,238
Millicom International Cellular SA (depository receipt) (a)	27,382	957,796
NeoGames SA	1,676	62,263
SES SA (France) (depositary receipt)	103,565	929,994
Solutions 30 SE (a)	22,588	204,063
Stabilus SA	6,700	503,438
Subsea 7 SA	60,322	540,962

TOTAL LUXEMBOURG		7,266,821

Malta - 0.1%
Kambi Group PLC (a)	6,595	178,928
Kindred Group PLC (depositary receipt)	62,148	868,393
Media and Games Invest PLC (a)(b)	24,783	143,532

TOTAL MALTA		1,190,853

Marshall Islands - 0.0%
Atlas Corp. (b)	23,565	329,910
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,726,400	339,263
Netherlands - 3.0%
Aalberts Industries NV	26,825	1,483,814
Accell Group NV (a)	7,007	288,768
AerCap Holdings NV (a)	35,312	2,084,820
Alfen Beheer BV (a)(c)	5,624	632,581
AMG Advanced Metallurgical Group NV	8,996	265,600
Arcadis NV	19,572	954,785
ASR Nederland NV	38,025	1,778,496
Basic-Fit NV (a)(c)	13,408	650,985
BE Semiconductor Industries NV	18,045	1,647,107
Boskalis Westminster	21,147	630,705
Brack Capital Properties NV (a)	710	82,547
Brunel International NV	5,347	73,432
CM.com NV (a)	3,119	124,212
Corbion NV	16,014	760,851
COSMO Pharmaceuticals NV (a)	2,018	153,620
Eurocommercial Properties NV	11,321	264,228
Euronext NV (c)	21,650	2,437,669
Fastned BV unit (a)(b)	1,095	65,569
Flow Traders BV (c)	8,814	299,149
ForFarmers NV	9,151	43,637
Fugro NV (Certificaten Van Aandelen) (a)	28,398	240,630
IMCD NV	15,383	3,415,177
Intertrust NV (a)(c)	24,248	366,641
Koninklijke BAM Groep NV (a)	72,780	211,176
Mediaset NV	79,555	223,292
Meltwater Holding BV (a)	36,133	167,665
NSI NV	5,226	209,632
OCI NV (a)	25,780	730,141
Pharming Group NV (a)(b)	166,928	139,902
PostNL NV	130,495	566,148
RHI Magnesita NV	7,680	352,941
SBM Offshore NV	40,466	638,997
Shop Apotheke Europe NV (a)(c)	3,670	555,770
Sif Holdings NV	3,530	57,538
Signify NV (c)	34,611	1,674,432
Sligro Food Group NV (a)	6,632	177,482
Technip Energies NV (a)	29,150	449,018
TKH Group NV (depositary receipt)	11,061	629,864
TomTom Group BV (a)	17,532	150,888
Van Lanschot NV (Bearer)	8,452	234,492
VastNed Retail NV	3,048	86,854
Wereldhave NV	9,273	143,750

TOTAL NETHERLANDS		26,145,005

New Zealand - 1.0%
Air New Zealand Ltd. (a)	153,507	183,705
Argosy Property Ltd.	227,700	254,545
Chorus Ltd.	124,319	567,484
Contact Energy Ltd.	209,873	1,230,231
Fletcher Building Ltd.	211,322	1,085,777
Genesis Energy Ltd.	142,018	331,771
Goodman Property Trust	297,223	529,280
Infratil Ltd.	194,870	1,156,251
Kiwi Property Group Ltd.	424,642	356,029
Oceania Healthcare Ltd.	191,255	191,875
Precinct Properties New Zealand Ltd.	337,760	404,205
Pushpay Holdings Ltd. (a)	249,931	340,291
Restaurant Brands NZ Ltd. (a)	7,934	88,580
SKYCITY Entertainment Group Ltd.	206,473	473,467
Summerset Group Holdings Ltd.	59,524	618,923
Synlait Milk Ltd. (a)	28,305	73,020
Z Energy Ltd.	139,493	359,858

TOTAL NEW ZEALAND		8,245,292

Norway - 2.2%
Aker ASA (A Shares)	7,027	646,312
Aker BioMarine ASA (a)	5,934	29,958
Aker Carbon Capture A/S (a)	70,810	254,644
Aker Horizons Holding ASA (a)	30,419	125,307
Aker Solutions ASA (a)	66,008	186,978
Atea ASA	23,076	431,588
Atlantic Sapphire A/S (a)	16,836	84,400
Austevoll Seafood ASA	24,558	331,688
Bonheur A/S	5,068	200,071
Borregaard ASA	25,825	626,679
BW Energy Ltd. (a)	20,743	67,646
Crayon Group Holding A/S (a)(c)	14,699	342,946
DNO ASA (A Shares) (a)	117,121	170,526
Elkem ASA (c)	78,878	312,416
Entra ASA (c)	32,010	798,744
Europris ASA (c)	42,513	314,020
Fjordkraft Holding ASA (c)	25,802	153,476
Grieg Seafood ASA (a)	13,602	151,108
Hexagon Composites ASA	29,370	118,274
Hexagon Purus Holding A/S	15,046	54,544
Kahoot! A/S (a)	70,580	420,243
Kongsberg Gruppen ASA	24,368	799,008
Leroy Seafood Group ASA	80,705	733,691
LINK Mobility Group Holding ASA	43,483	138,974
NEL ASA (a)(b)	395,502	834,740
Nordic VLSI ASA (a)	46,819	1,385,522
Norway Royal Salmon ASA	3,498	73,456
Ocean Yield ASA	16,395	79,569
Pexip Holding ASA (a)	19,811	93,381
Protector Forsikring ASA	16,856	195,339
Quantafuel ASA (a)	33,366	108,615
REC Silicon ASA (a)	82,803	149,867
Salmar ASA	15,332	1,166,974
Sbanken ASA (c)	25,720	301,410
Scatec Solar AS (c)	32,239	633,873
Selvaag Bolig ASA	11,582	71,154
Sparebank 1 Oestlandet	11,228	185,009
Sparebank 1 Sr Bank ASA (primary capital certificate)	49,145	752,774
Sparebanken Midt-Norge	35,944	598,223
Sparebanken Nord-Norge	26,897	326,028
Storebrand ASA (A Shares)	127,515	1,366,636
TGS ASA	32,078	295,115
Tomra Systems ASA	31,975	2,063,563
Vaccibody A/S (a)	34,921	268,690
Veidekke ASA	29,240	420,884
Volue A/S	13,594	95,101
Wallenius Wilhelmsen ASA (a)	27,359	124,684
XXL ASA (c)	37,397	61,886

TOTAL NORWAY		19,145,734

Portugal - 0.2%
Altri SGPS SA	19,255	124,649
Banco Comercial Portugues SA (Reg.) (a)	2,221,567	400,885
Corticeira Amorim SGPS SA	10,432	145,436
CTT Correios de Portugal SA	30,379	167,162
NOS SGPS	54,306	211,812
REN - Redes Energeticas Nacionais SGPS SA	109,170	332,538
Semapa	4,622	64,864
Sonae SGPS SA	245,951	270,530
The Navigator Co. SA	59,541	232,643

TOTAL PORTUGAL		1,950,519

Singapore - 1.9%
AEM Holdings Ltd.	72,000	223,715
AIMS APAC (REIT)	143,100	152,810
Ara Logos Logistics Trust	355,600	237,330
Ascendas India Trust	230,500	237,594
Ascott Residence Trust	509,100	388,857
CapitaRetail China Trust	287,600	260,194
CDL Hospitality Trusts unit	219,800	195,595
China Aviation Oil Singapore Corp. Ltd.	73,000	54,134
ComfortDelgro Corp. Ltd.	587,200	679,297
Cosco Shipping International Singapore (a)	305,300	62,260
Cromwell European (REIT)	85,290	261,277
ESR (REIT)	762,260	271,327
Far East Hospitality Trust unit	239,100	114,364
First Resources Ltd.	147,800	195,094
Fortune (REIT)	409,000	424,218
Frasers Centrepoint Trust	275,300	492,008
Frasers Hospitality Trust unit	162,200	57,735
Frasers Logistics & Industrial Trust	693,300	781,473
Haw Par Corp. Ltd.	32,900	307,408
Hutchison Port Holdings Trust	1,393,700	299,646
iFast Corp. Ltd.	37,100	237,979
Japfa Ltd.	111,800	56,791
Kenon Holdings Ltd.	6,636	265,075
Keppel (REIT)	495,600	415,297
Keppel DC (REIT)	353,700	626,877
Keppel Infrastructure Trust	940,800	369,762
Keppel Pacific Oak U.S. (REIT)	201,100	159,875
Manulife U.S. REIT	392,500	278,675
Mapletree Greater China Commercial Trust	608,200	460,040
Mapletree Industrial (REIT)	475,835	970,372
Nanofilm Technologies International Ltd.	70,500	197,620
NetLink NBN Trust	842,900	637,566
Olam International Ltd.	199,900	252,006
OUE Commercial (REIT)	586,100	195,584
Oue Ltd.	77,600	79,413
Oxley Holdings Ltd.	232,800	34,527
Parkway Life REIT	107,600	371,832
Raffles Medical Group Ltd.	250,600	254,595
Riverstone Holdings Ltd.	137,800	87,881
Sasseur (REIT)	143,700	90,578
SATS Ltd. (a)	182,200	566,124
Sembcorp Industries Ltd.	268,700	400,509
Sembcorp Marine Ltd. (a)	5,115,600	299,690
Sheng Siong Group Ltd.	182,000	191,650
SIA Engineering Co. Ltd. (a)	76,100	122,460
Singapore Post Ltd.	407,100	197,739
Singapore Press Holdings Ltd.	438,900	647,691
SPH REIT	267,900	193,699
Starhill Global (REIT)	399,831	191,243
StarHub Ltd.	162,400	149,333
Suntec (REIT)	535,300	591,470
Yangzijiang Shipbuilding Holdings Ltd.	646,700	680,989
Yanlord Land Group Ltd.	162,300	134,799

TOTAL SINGAPORE		16,106,077

Slovenia - 0.0%
Prime U.S. (REIT)	129,513	112,029
Spain - 1.9%
Acciona SA	6,651	1,274,763
Acerinox SA	43,844	609,978
Almirall SA	19,719	292,918
Applus Services SA	38,921	352,293
Atresmedia Corporacion de Medios de Comunicacion SA (a)	24,043	98,167
Audax Renovables SA (b)	29,600	47,665
Banco de Sabadell SA (a)	1,520,314	1,223,911
Bankinter SA	182,201	1,002,993
Cie Automotive SA	13,275	360,936
Compania de Distribucion Integral Logista Holdings SA	17,989	383,465
Construcciones y Auxiliar de Ferrocarriles	5,088	223,212
Corporacion Financiera Alba SA	4,738	269,749
Distribuidora Internacional de Alimentacion SA (a)	3,949,564	72,138
Ebro Foods SA	18,550	367,976
Ence Energia y Celulosa SA (a)	39,234	100,868
Faes Farma SA	79,509	324,267
Fluidra SA	23,730	906,624
Gestamp Automocion SA (a)(c)	46,603	208,058
Global Dominion Access SA (c)	24,364	130,544
Grenergy Renovables SA (a)	2,968	121,115
Grupo Catalana Occidente SA	11,336	402,961
Grupo Empresarial San Jose SA	6,412	31,873
Indra Sistemas SA (a)	36,175	437,001
Inmobiliaria Colonial SA	75,357	732,618
Laboratorios Farmaceuticos ROVI SA	5,359	375,417
Lar Espana Real Estate Socimi SA	15,509	94,303
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	176,607	355,234
MAPFRE SA (Reg.)	291,944	617,770
Mediaset Espana Comunicacion SA (a)	44,149	229,663
Melia Hotels International SA (a)	33,288	244,816
Merlin Properties Socimi SA	94,915	1,027,873
Metrovacesa SA (c)	10,100	88,268
Miquel y Costas & Miquel SA	3,603	49,898
Miquel y Costas & Miquel SA rights (a)	3,603	18,145
Neinor Homes SLU (c)	11,672	150,310
Pharma Mar SA	4,017	311,775
Promotora de Informaciones SA (a)	59,183	41,255
Prosegur Cash SA (c)	123,774	84,705
Prosegur Compania de Seguridad SA (Reg.)	59,201	167,669
Sacyr SA	112,406	319,656
Solaria Energia y Medio Ambiente SA (a)	20,482	408,905
Solarpack Corp. Tecnologica SL (a)	3,960	121,082
Soltec Power Holdings SA	9,516	84,704
Talgo SA (a)(c)	18,383	101,154
Tecnicas Reunidas SA (a)	8,975	81,133
Unicaja Banco SA (c)	356,725	381,446
Viscofan Envolturas Celulosicas SA	10,623	726,373
Zardoya Otis SA	50,171	402,504

TOTAL SPAIN		16,460,151

Sweden - 7.5%
AAK AB	48,619	1,062,621
AcadeMedia AB (c)	23,083	165,301
AddTech AB (B Shares)	70,082	1,566,808
AFRY AB (B Shares)	24,952	743,214
Alimak Group AB (c)	9,793	132,960
Ambea AB (c)	18,847	131,016
Arjo AB	58,520	797,257
Atrium Ljungberg AB (B Shares)	12,045	276,581
Attendo AB (a)(c)	27,781	119,366
Avanza Bank Holding AB	33,470	1,328,589
Axfood AB	28,200	691,209
Bactiguard Holding AB (a)	4,747	92,198
Beijer Alma AB (B Shares)	12,273	307,968
Beijer Ref AB (B Shares)	66,980	1,375,789
Betsson AB (B Shares)	29,785	207,399
BHG Group AB (a)	26,444	304,377
BICO Group AB (a)	8,191	411,076
Bilia AB (A Shares)	19,548	347,120
Billerud AB	50,508	1,055,681
BioArctic AB (a)(c)	8,838	121,435
BioGaia AB	4,461	274,267
Biotage AB (A Shares)	17,684	571,621
Bonava AB	21,199	209,201
BONESUPPORT Holding AB (a)(c)	12,779	55,577
Boozt AB (a)(c)	12,907	217,471
Bravida Holding AB (c)	54,766	823,276
Bufab AB	7,241	308,594
Bure Equity AB	15,008	695,876
Calliditas Therapeutics AB (a)	7,380	58,349
Camurus AB (a)	8,268	155,386
Castellum AB	63,461	1,687,761
Catena AB	7,661	466,547
Cellavision AB	3,830	174,196
Cibus Nordic Real Estate AB	9,608	254,185
Cint Group AB	29,519	445,466
Clas Ohlson AB (B Shares)	10,185	109,582
Cloetta AB	56,746	180,123
Collector AB (a)	16,225	79,840
Coor Service Management Holding AB (c)	24,735	239,919
Corem Property Group AB	168,391	558,820
Creades AB (A Shares)	13,656	189,861
Desenio Group AB (a)	15,408	33,730
Dios Fastigheter AB	23,639	275,119
Dometic Group AB (c)	79,876	1,161,215
Duni AB	8,793	122,660
Dustin Group AB (c)	17,247	211,069
Electrolux Professional AB (a)	60,399	465,581
Elekta AB (B Shares)	99,419	1,154,409
Enad Global 7 AB (a)	13,465	44,842
Fabege AB	71,183	1,203,513
Fagerhult AB	21,823	175,082
Fingerprint Cards AB (a)	77,854	186,476
Fortnox AB	13,231	936,708
Garo AB	7,355	184,988
Getinge AB (B Shares)	61,649	2,758,699
Granges AB	28,837	313,789
Hansa Medical AB (a)	9,606	108,878
Hexatronic Group AB	7,550	330,115
HEXPOL AB (B Shares)	71,026	829,519
HMS Networks AB	6,904	393,917
Holmen AB (B Shares)	25,298	1,121,737
Hufvudstaden AB (A Shares)	29,891	477,532
Indutrade AB	73,775	2,146,760
Instalco AB	11,257	596,406
Intrum AB	18,080	512,000
Investment AB Oresund	7,458	129,742
INVISIO AB	10,721	193,747
Inwido AB	14,228	260,935
JM AB (B Shares)	15,075	609,986
K-Fast Holding AB (a)	16,084	147,487
Karo Bio AB (a)	15,249	100,500
Know IT AB	5,292	212,592
Kungsleden AB	43,960	604,015
LeoVegas AB (c)	20,018	75,569
Lifco AB	62,764	1,827,815
Lime Technologies AB	2,692	108,645
Lindab International AB	21,214	695,112
Loomis AB (B Shares)	20,390	550,587
Mekonomen AB (a)	10,905	224,754
MIPS AB	7,073	854,064
Modern Times Group MTG AB (B Shares) (a)	27,511	314,897
Munters Group AB (c)	35,487	261,979
Mycronic AB	20,014	464,228
NCC AB (B Shares)	21,941	379,905
New Wave Group AB (B Shares) (a)	10,796	183,034
Nobia AB	34,265	210,865
Nobina AB (c)	24,080	230,482
Nolato AB (B Shares)	55,041	726,787
Nordic Entertainment Group AB (B Shares) (a)	19,852	1,148,402
Nordnet AB	30,423	583,273
Nyfosa AB	47,009	793,154
Oncopeptides AB (a)(c)	16,768	7,583
Pandox AB (a)	25,087	442,265
Paradox Interactive AB	10,068	147,714
Peab AB	49,485	620,579
Platzer Fastigheter Holding AB	15,945	259,932
PowerCell Sweden AB (a)	12,503	279,236
Ratos AB (B Shares)	58,622	337,070
Re:NewCell AB	5,321	134,450
Resurs Holding AB (c)	35,754	192,342
Saab AB (B Shares)	19,933	554,262
Sagax AB	38,018	1,487,430
Sagax AB (D Shares)	46,315	176,620
Samhallsbyggnadsbolaget I Norden AB:
(B Shares)	226,950	1,522,161
(D Shares)	34,496	125,484
SAS AB (a)	973,889	169,478
Scandi Standard	12,577	62,607
Scandic Hotels Group AB (a)(b)(c)	42,383	204,315
Sdiptech AB (a)	6,727	350,528
Sedana Medical AB (a)	17,320	171,929
SkiStar AB	11,136	232,108
SSAB Svenskt Stal AB:
(A Shares) (a)	73,357	417,694
(B Shares) (a)	152,724	761,486
Stillfront Group AB (a)	82,537	368,283
Storytel AB (a)	10,939	215,647
Svolder AB (B Shares)	5,609	227,417
Sweco AB (B Shares)	53,766	855,824
Swedencare AB	17,780	292,952
Swedish Orphan Biovitrum AB (a)	53,339	1,447,134
Thule Group AB (c)	28,233	1,626,652
Tobii AB (a)	24,544	177,478
Trelleborg AB (B Shares)	65,375	1,493,166
Troax Group AB	10,440	427,909
Vitrolife AB	16,100	1,047,962
Wallenstam AB (B Shares)	43,583	763,261
Wihlborgs Fastigheter AB	37,195	880,068
Xvivo Perfusion AB (a)	6,162	244,672

TOTAL SWEDEN		65,356,881

Switzerland - 5.3%
Allreal Holding AG	3,844	812,799
ALSO Holding AG	1,749	517,670
ams AG (a)	74,059	1,463,223
APG SGA SA (a)	370	83,650
Arbonia AG	14,028	304,583
Aryzta AG (a)	264,859	346,261
Ascom Holding AG (Reg.) (a)	8,798	136,640
Autoneum Holding AG (a)	755	118,082
Bachem Holding AG (B Shares)	1,672	1,344,028
Basilea Pharmaceutica AG (a)	3,291	153,839
Belimo Holding AG (Reg.)	2,652	1,540,917
Bell AG	605	194,266
BKW AG	5,731	758,625
Bobst Group SA (a)	2,243	182,752
Bossard Holding AG	1,530	561,468
Bucher Industries AG	1,801	907,975
Burckhardt Compression Holding AG	779	327,561
Burkhalter Holding AG	1,172	84,738
Bystronic AG	372	511,114
Cembra Money Bank AG	8,097	539,888
COLTENE Holding AG	795	100,374
Comet Holding AG	1,896	704,063
Daetwyler Holdings AG	2,039	791,683
DKSH Holding AG	9,653	772,788
Dorma Kaba Holding AG	798	591,353
Dufry AG (a)	19,612	1,038,383
EFG International	24,401	171,361
Emmi AG	574	598,387
Flughafen Zuerich AG (a)	5,384	970,249
Forbo Holding AG (Reg.)	291	565,092
Galenica AG (c)	13,441	983,559
GAM Holding Ltd. (a)	42,125	67,862
Georg Fischer AG (Reg.)	1,105	1,671,500
Gurit-Heberlein AG (Bearer)	85	147,422
Helvetia Holding AG (Reg.)	10,033	1,194,405
Huber+Suhner AG	4,050	360,059
Idorsia Ltd. (a)	29,319	603,287
Implenia AG (a)	3,496	71,325
INFICON Holding AG	465	595,216
Interroll Holding AG	173	839,870
Intershop Holding AG	304	190,249
Kardex AG	1,682	518,047
Komax Holding AG (Reg.) (a)	982	250,112
Landis+Gyr Group AG	5,877	404,381
LEM Holding SA	124	300,655
Leonteq AG	2,515	166,458
Medacta Group SA (a)(c)	1,919	321,929
Medartis Holding AG (a)(c)	1,091	143,703
medmix AG (c)	6,686	319,659
Metall Zug AG	51	115,301
Meyer Burger Technology AG (a)	605,290	289,027
Mobilezone Holding AG	10,779	144,803
Mobimo Holding AG	1,761	593,347
Molecular Partners AG (a)	5,480	102,945
OC Oerlikon Corp. AG (Reg.)	50,871	516,433
Orior AG	1,653	169,705
Peach Property Group AG	2,032	137,597
PSP Swiss Property AG	12,379	1,546,699
Relief Therapeutics Holding AG (a)	598,107	51,606
Rieter Holding AG (Reg.) (a)	813	168,709
Schweiter Technologies AG	273	391,789
Sensirion Holding AG (a)(c)	2,488	358,146
SFS Group AG	4,561	613,713
Siegfried Holding AG	1,069	1,026,852
Sig Combibloc Group AG	86,490	2,259,547
Softwareone Holding AG	25,739	595,966
St.Galler Kantonalbank AG	827	381,164
Stadler Rail AG	13,495	592,507
Sulzer AG (Reg.)	5,087	500,311
Swiss Steel Holding AG (a)	244,536	93,744
Swissquote Group Holding SA	2,497	505,618
Tecan Group AG	3,245	1,984,709
TX Group AG (a)	709	117,083
u-blox Holding AG (a)	1,790	130,985
V-ZUG Holding AG (a)	594	83,430
Valiant Holding AG	4,349	430,340
Valora Holding AG (a)	1,018	193,682
VAT Group AG (c)	7,280	3,476,191
Vetropack Holding AG	3,600	221,363
Vontobel Holdings AG	7,684	710,829
VZ Holding AG	3,814	387,815
Ypsomed Holding AG	840	139,450
Zehnder Group AG	2,654	285,517
Zur Rose Group AG (a)	2,416	857,580

TOTAL SWITZERLAND		46,518,013

United Kingdom - 15.0%
A.G. Barr PLC	23,816	161,826
AB Dynamics PLC	4,187	104,861
Abcam PLC (a)	58,183	1,317,020
Advanced Medical Solutions Group PLC	52,747	234,607
Airtel Africa PLC (c)	257,330	385,977
AJ Bell PLC	82,582	463,372
Alliance Pharma PLC	123,232	173,371
Alpha FX Group PLC	7,710	221,582
AO World PLC (a)	84,142	168,468
Argo Blockchain PLC (a)	98,232	164,011
Ascential PLC (a)	109,059	602,981
Ashmore Group PLC	125,064	577,481
ASOS PLC (a)	18,931	643,037
Assura PLC	719,280	717,606
Aston Martin Lagonda Global Holdings PLC (a)(c)	18,642	435,754
Auction Technology Group PLC	22,679	438,868
Avacta Group PLC (a)	71,048	113,762
Avast PLC (c)	180,370	1,381,347
Avon Rubber PLC	8,283	220,479
Babcock International Group PLC (a)	69,157	302,201
Bakkavor Group PLC (c)	38,235	66,141
Balfour Beatty PLC	178,406	620,160
Bank of Georgia Group PLC	10,616	220,543
Beazley PLC (a)	164,318	877,022
Bellway PLC	33,272	1,508,555
Biffa PLC (a)(c)	82,482	449,265
Big Yellow Group PLC	44,953	909,887
Blue Prism Group PLC (a)	22,384	345,854
Bodycote PLC	51,751	566,237
Brewin Dolphin Holding PLC	82,174	423,409
Britvic PLC	71,933	874,182
Bytes Technology Group PLC	57,712	421,763
Cairn Energy PLC	133,804	334,922
Capita Group PLC (a)	450,886	292,116
Capital & Counties Properties PLC	195,824	442,192
Carnival PLC (a)	42,776	863,461
Central Asia Metals PLC	47,075	158,162
Centrica PLC (a)	1,582,631	1,306,477
Ceres Power Holdings PLC (a)	25,815	439,848
Chemring Group PLC	77,338	309,585
Cineworld Group PLC (a)(b)	257,601	215,754
Civitas Social Housing PLC	169,591	217,936
Clinigen Group PLC	33,635	282,171
Clipper Logistics PLC	20,524	201,111
Close Brothers Group PLC	41,045	808,879
CLS Holdings PLC	50,435	154,611
CMC Markets PLC (c)	35,262	121,851
Coats Group PLC (a)	394,625	347,801
Computacenter PLC	20,053	738,231
ContourGlobal PLC (c)	52,573	143,178
ConvaTec Group PLC (c)	434,737	1,272,023
Countryside Properties PLC (a)(c)	134,381	865,099
Craneware PLC	7,199	224,630
Cranswick PLC	14,208	672,775
Crest Nicholson Holdings PLC	69,640	339,289
Currys PLC	299,745	498,002
Custodian (REIT) PLC	104,728	139,312
CVS Group PLC	18,255	623,323
Dechra Pharmaceuticals PLC	29,233	2,048,349
Derwent London PLC	27,128	1,255,602
Diploma PLC	33,603	1,381,461
Diversified Gas & Oil PLC	215,804	340,821
Domino's Pizza UK & IRL PLC	111,903	592,671
dotdigital Group PLC	72,323	238,041
Dr. Martens Ltd. (a)	121,443	612,949
Draper Esprit PLC (a)	36,930	488,727
Drax Group PLC	107,653	781,578
DS Smith PLC	370,104	1,941,943
Dunelm Group PLC	32,984	577,344
easyJet PLC (a)	81,831	697,697
Electrocomponents PLC	126,733	1,951,205
Elementis PLC (a)	155,009	295,932
EMIS Group PLC	15,435	284,746
Empiric Student Property PLC	163,691	198,257
Energean PLC (a)	30,752	377,719
Equiniti Group PLC (a)(c)	97,886	238,988
Ergomed PLC (a)	10,060	197,565
Essentra PLC	81,993	325,974
Eurasia Mining PLC (a)	473,148	155,406
Euromoney Institutional Invest	29,706	426,055
FD Technologies PLC (a)	6,067	173,533
Ferrexpo PLC	79,676	340,207
Fever-Tree Drinks PLC	28,314	879,218
Firstgroup PLC (a)	330,300	455,648
Forterra PLC (c)	61,632	218,457
Frasers Group PLC (a)	56,179	494,747
Frontier Developments PLC (a)	5,889	198,664
Funding Circle Holdings PLC (a)(c)	47,148	101,303
Future PLC	30,920	1,492,893
Games Workshop Group PLC	8,861	1,169,622
Gamma Communications PLC	22,003	545,633
GB Group PLC	50,568	613,501
GCP Student Living PLC	124,220	357,853
Genuit Group PLC	67,203	610,685
Genus PLC	17,597	1,331,755
Grainger Trust PLC	181,146	765,538
Great Portland Estates PLC	62,022	621,323
Greatland Gold PLC (a)	1,041,280	247,245
Greggs PLC	27,386	1,144,987
Halfords Group PLC	53,291	194,289
Hammerson PLC (b)	850,526	374,338
Harbour Energy PLC (a)	61,586	296,172
Hays PLC	452,874	1,028,836
Helical Bar PLC	29,937	188,463
Hill & Smith Holdings PLC	21,375	536,496
Hochschild Mining PLC	90,890	177,377
HomeServe PLC	81,453	953,090
Hotel Chocolat Group Ltd. (a)	13,292	96,047
Howden Joinery Group PLC	160,802	2,024,163
Hunting PLC	37,308	86,492
Ibstock PLC (c)	111,985	305,901
Ideagen PLC	58,064	227,266
IG Design Group PLC	21,453	73,986
IG Group Holdings PLC	99,852	1,084,337
IMI PLC	72,697	1,625,658
Inchcape PLC	105,888	1,196,982
Indivior PLC (a)	198,350	660,171
IntegraFin Holdings PLC	76,585	598,991
Intermediate Capital Group PLC	78,392	2,350,579
Investec PLC	188,205	854,610
iomart Group PLC	24,690	49,400
IP Group PLC	273,587	451,547
IQE PLC (a)	201,750	129,631
ITM Power PLC (a)(b)	104,588	699,925
ITV PLC (a)	978,082	1,440,954
J.D. Wetherspoon PLC (a)	26,232	367,255
Jet2 PLC (a)	43,464	725,391
John Wood Group PLC (a)	187,208	546,994
Johnson Service Group PLC (a)	118,956	216,195
Judges Scientific PLC	1,332	134,895
Jupiter Fund Management PLC	119,437	407,658
Just Group PLC (a)	281,591	354,156
Kainos Group PLC	21,546	583,838
Keller Group PLC	19,267	241,793
Keywords Studios PLC	19,350	751,014
Learning Technologies Group PLC	150,405	403,028
Liontrust Asset Management PLC	16,450	490,776
Londonmetric Properity PLC	233,040	833,675
Luceco PLC (c)	21,704	112,871
LXI REIT PLC	186,148	373,977
Marks & Spencer Group PLC (a)	529,151	1,329,575
Marshalls PLC	54,417	527,637
Marston's PLC (a)	172,431	187,604
Mediclinic International PLC (London) (a)	108,889	497,727
Meggitt PLC (a)	210,879	2,164,488
Micro Focus International PLC	91,418	447,991
Mitchells & Butlers PLC (a)	71,671	248,352
Mitie Group PLC (a)	384,863	344,465
Moneysupermarket.com Group PLC	147,342	427,487
Moonpig Group PLC (a)	42,165	192,157
Morgan Advanced Materials PLC	77,112	365,139
Morgan Sindall PLC	10,723	333,855
Naked Wines PLC (a)	16,113	163,622
National Express Group PLC Class L (a)	147,954	462,875
NCC Group Ltd.	83,562	284,182
Network International Holdings PLC (a)(c)	126,798	560,847
Ninety One PLC	93,536	333,847
Numis Corp. PLC	18,372	84,732
On The Beach Group PLC (a)(c)	42,912	175,301
OSB Group PLC	120,714	834,276
Oxford BioMedica PLC (a)	15,476	322,355
Pagegroup PLC	88,833	807,241
Paragon Banking Group PLC	69,474	521,506
Pennon Group PLC	75,966	1,212,212
Petropavlovsk PLC (a)	639,618	208,683
Pets At Home Group PLC	135,017	891,367
Polar Capital Holdings PLC	19,919	226,259
Premier Foods PLC	160,373	240,987
Primary Health Properties PLC	357,100	750,657
Provident Financial PLC (a)	68,115	343,604
PZ Cussons PLC Class L	58,104	170,964
QinetiQ Group PLC	155,080	571,760
Quilter PLC (c)	469,898	1,000,631
Rank Group PLC (a)	70,971	159,289
Rathbone Brothers PLC	15,910	429,376
Reach PLC	80,739	349,718
Redde Northgate PLC	63,462	345,667
Redrow PLC	76,246	673,243
Renalytix AI PLC (a)	12,752	153,186
Renishaw PLC	9,842	676,831
Restore PLC	33,360	216,404
Rightmove PLC	233,400	2,208,467
Rotork PLC	235,558	1,141,845
Royal Mail PLC	216,110	1,243,660
RWS Holdings PLC	79,136	673,636
S4 Capital PLC (a)	74,473	739,939
Sabre Insurance Group PLC (c)	66,815	179,953
Safestore Holdings PLC	56,879	935,658
Saga PLC (a)	29,006	123,852
Savills PLC	38,455	746,259
Secure Income (REIT) PLC	74,215	415,409
Senior Engineering Group PLC (a)	112,655	246,987
Serco Group PLC	323,509	559,178
Serica Energy PLC	42,812	120,696
Shaftesbury PLC	51,998	444,406
SIG PLC (a)	189,031	134,394
Silence Therapeutics PLC (a)	10,844	74,945
Smart Metering Systems PLC	34,082	380,606
Softcat PLC	32,199	856,201
Solgold PLC (a)	255,117	97,061
Spectris PLC	31,054	1,599,661
Spire Healthcare Group PLC (a)(c)	75,119	241,590
Spirent Communications PLC	165,665	652,956
SSP Group PLC (a)	204,229	719,706
Stagecoach Group PLC (a)	110,183	120,105
SThree PLC	33,833	272,720
Sumo Group PLC (a)	30,507	202,698
Synthomer PLC	92,009	637,779
Tate & Lyle PLC	126,354	1,120,879
TBC Bank Group PLC	11,310	243,009
Team17 Group PLC (a)	28,051	272,563
Telecom Plus PLC	16,929	289,139
The Go-Ahead Group PLC (a)	11,887	127,703
The Restaurant Group PLC (a)	208,148	251,532
The Weir Group PLC	70,025	1,662,698
TI Fluid Systems PLC (c)	62,254	226,200
TORM PLC (a)	6,387	51,960
Trainline PLC (a)(c)	130,668	566,520
Travis Perkins PLC	60,681	1,281,384
Tritax Big Box REIT PLC	465,302	1,432,775
Tullow Oil PLC (a)	324,701	204,277
Ultra Electronics Holdings PLC	19,167	850,409
Unite Group PLC	91,203	1,358,621
Vesuvius PLC	58,570	378,336
Victoria PLC (a)	17,299	255,685
Victrex PLC	23,401	732,742
Virgin Money UK PLC (a)	350,046	973,920
Vistry Group PLC	60,028	1,002,246
Volex PLC (a)	32,599	200,760
Warehouse (REIT) PLC	107,225	240,658
Watkin Jones PLC	53,773	177,722
WH Smith PLC (a)	35,398	756,694
Wickes Group PLC	67,681	198,588
Workspace Group PLC	36,796	413,936
Young & Co.'s Brewery PLC Class A (a)	6,037	122,690

TOTAL UNITED KINGDOM		130,947,539

United States of America - 0.2%
Coronado Global Resources, Inc. unit (a)(c)	199,236	204,580
Fiverr International Ltd. (a)(b)	7,257	1,236,230
Nano-X Imaging Ltd. (a)(b)	8,863	200,747

TOTAL UNITED STATES OF AMERICA		1,641,557

TOTAL COMMON STOCKS
(Cost $866,220,470)		861,364,939

Nonconvertible Preferred Stocks - 0.2%
Germany - 0.2%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,245	176,734
Jungheinrich AG	13,006	658,831
Sixt AG Preference Shares	3,991	394,924
Sto SE & Co. KGaA	689	154,996

TOTAL GERMANY		1,385,485

Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	10,094	217,971
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,565,810)		1,603,456

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.06% (e)	93,737	93,755
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	14,260,049	14,261,475
TOTAL MONEY MARKET FUNDS
(Cost $14,355,230)		14,355,230
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $882,141,510)		877,323,625
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,904,852)
NET ASSETS - 100%		$873,418,773

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	92	Dec. 2021	$10,762,160	$40,452	$40,452

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $9,745,295.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,813,395 or 4.9% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$730,653,405	$730,559,650	$2,511	$--	$--	$93,755	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	19,830,565	5,569,090	57,826	--	--	14,261,475	0.0%
Total	$--	$750,483,970	$736,128,740	$60,337	$--	$--	$14,355,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$38,480,631	$30,955,107	$7,525,524	$--
Consumer Discretionary	111,161,703	72,365,084	38,796,619	--
Consumer Staples	47,311,368	27,272,358	20,039,010	--
Energy	13,944,147	12,212,889	1,731,258	--
Financials	93,603,326	78,423,772	15,179,554	--
Health Care	63,760,762	49,765,635	13,995,127	--
Industrials	205,486,363	145,548,184	59,931,562	6,617
Information Technology	86,657,028	56,412,024	30,245,004	--
Materials	75,447,899	51,099,042	24,348,857	--
Real Estate	102,173,602	76,957,232	25,216,370	--
Utilities	24,941,566	20,653,851	4,287,715	--
Money Market Funds	14,355,230	14,355,230	--	--
Total Investments in Securities:	$877,323,625	$636,020,408	$241,296,600	$6,617
Derivative Instruments:
Assets
Futures Contracts	$40,452	$40,452	$--	$--
Total Assets	$40,452	$40,452	$--	$--
Total Derivative Instruments:	$40,452	$40,452	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$40,452	$0
Total Equity Risk	40,452	0
Total Value of Derivatives	$40,452	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021
Assets
Investment in securities, at value (including securities loaned of $12,848,540) — See accompanying schedule: Unaffiliated issuers (cost $867,786,280)	$862,968,395
Fidelity Central Funds (cost $14,355,230)	14,355,230
Total Investment in Securities (cost $882,141,510)		$877,323,625
Segregated cash with brokers for derivative instruments		551,369
Foreign currency held at value (cost $7,602,288)		7,561,052
Receivable for investments sold		445,656
Receivable for fund shares sold		68,162
Dividends receivable		2,125,669
Distributions receivable from Fidelity Central Funds		42,971
Prepaid expenses		15,235
Receivable from investment adviser for expense reductions		32,576
Other receivables		2,781
Total assets		888,169,096
Liabilities
Payable for fund shares redeemed	97,872
Accrued management fee	71,972
Payable for daily variation margin on futures contracts	62,950
Other payables and accrued expenses	256,054
Collateral on securities loaned	14,261,475
Total liabilities		14,750,323
Net Assets		$873,418,773
Net Assets consist of:
Paid in capital		$871,911,521
Total accumulated earnings (loss)		1,507,252
Net Assets		$873,418,773
Net Asset Value, offering price and redemption price per share ($873,418,773 ÷ 86,283,760 shares)		$10.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 27, 2021 (commencement of operations) through October 31, 2021
Investment Income
Dividends		$7,502,608
Income from Fidelity Central Funds (including $57,826 from security lending)		60,337
Income before foreign taxes withheld		7,562,945
Less foreign taxes withheld		(602,719)
Total income		6,960,226
Expenses
Management fee	$331,224
Custodian fees and expenses	117,216
Independent trustees' fees and expenses	736
Registration fees	151,631
Audit	45,454
Legal	88
Miscellaneous	510
Total expenses before reductions	646,859
Expense reductions	(308,450)
Total expenses after reductions		338,409
Net investment income (loss)		6,621,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(184,724)
Foreign currency transactions	(146,354)
Futures contracts	93,619
Total net realized gain (loss)		(237,459)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,817,885)
Assets and liabilities in foreign currencies	(53,441)
Futures contracts	40,452
Total change in net unrealized appreciation (depreciation)		(4,830,874)
Net gain (loss)		(5,068,333)
Net increase (decrease) in net assets resulting from operations		$1,553,484

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 27, 2021 (commencement of operations) through October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,621,817
Net realized gain (loss)	(237,459)
Change in net unrealized appreciation (depreciation)	(4,830,874)
Net increase (decrease) in net assets resulting from operations	1,553,484
Share transactions
Proceeds from sales of shares	883,521,251
Cost of shares redeemed	(11,655,962)
Net increase (decrease) in net assets resulting from share transactions	871,865,289
Total increase (decrease) in net assets	873,418,773
Net Assets
Beginning of period	–
End of period	$873,418,773
Other Information
Shares
Sold	87,430,958
Redeemed	(1,147,198)
Net increase (decrease)	86,283,760

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Small Cap Index Fund

Years ended October 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.03C
Total from investment operations	.12
Net asset value, end of period	$10.12
Total ReturnD,E	1.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%H,I
Expenses net of fee waivers, if any	.10%H
Expenses net of all reductions	.10%H
Net investment income (loss)	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$873,419
Portfolio turnover rateJ	1%K

 A For the period May 27, 2021 (commencement of operations) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Audit fees are not annualized.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2021

1. Organization.

Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%.

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of*business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,413,215
Gross unrealized depreciation	(61,744,071)
Net unrealized appreciation (depreciation)	$(7,330,856)
Tax Cost	$884,654,481

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,943,309
Capital loss carryforward	$(51,760)
Net unrealized appreciation (depreciation) on securities and other investments	$(7,384,297)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(51,760)
Total capital loss carryforward	$(51,760)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	880,867,039	6,568,056

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Small Cap Index Fund	$5,772	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $308,450.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	56%	19%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Small Cap Index Fund	75%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI International Small Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity SAI International Small Cap Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2021, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from May 27, 2021 (commencement of operations) through October 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 27, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 15, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 318 funds. Mr. Chiel oversees 179 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 27, 2021 to October 31, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period May 27, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2021	Expenses Paid During Period-B
Fidelity SAI International Small Cap Index Fund	.10%
Actual		$1,000.00	$1,012.00	$.44
Hypothetical-C		$1,000.00	$1,024.70	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 158/365 (to reflect the period May 27, 2021 to October 31, 2021.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Small Cap Index Fund

At its February 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and the sub-adviser are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether the structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed a certain limit through February 28, 2023.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangement are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SCI-ANN-1221
1.9903806.100

Fidelity® SAI Japan Stock Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2021
Japan	99.2%
United States of America	0.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Toyota Motor Corp. (Automobiles)	4.7
Sony Group Corp. (Household Durables)	3.6
Keyence Corp. (Electronic Equipment & Components)	2.9
Recruit Holdings Co. Ltd. (Professional Services)	2.3
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1.7
Mitsubishi UFJ Financial Group, Inc. (Banks)	1.7
SoftBank Group Corp. (Wireless Telecommunication Services)	1.6
Shin-Etsu Chemical Co. Ltd. (Chemicals)	1.6
Hitachi Ltd. (Industrial Conglomerates)	1.4
Daikin Industries Ltd. (Building Products)	1.4
22.9

Top Market Sectors as of October 31, 2021

% of fund's net assets
Industrials	22.0
Consumer Discretionary	19.3
Information Technology	14.4
Health Care	9.8
Financials	9.0
Communication Services	7.8
Consumer Staples	6.9
Materials	4.9
Real Estate	3.5
Utilities	0.9

Asset Allocation as of October 31, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments October 31, 2021

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 0.9%
Nippon Telegraph & Telephone Corp.	554,600	$15,539,306
Entertainment - 2.0%
Capcom Co. Ltd.	75,900	2,042,881
Koei Tecmo Holdings Co. Ltd.	25,300	1,177,670
Konami Holdings Corp.	40,200	2,212,229
Nexon Co. Ltd.	210,600	3,584,654
Nintendo Co. Ltd.	48,200	21,287,869
Square Enix Holdings Co. Ltd.	37,000	2,026,863
Toho Co. Ltd.	48,200	2,264,637
		34,596,803
Interactive Media & Services - 0.5%
Kakaku.com, Inc.	57,900	1,921,409
Z Holdings Corp.	1,154,400	7,166,540
		9,087,949
Media - 0.5%
CyberAgent, Inc.	174,300	2,920,492
Dentsu Group, Inc.	93,200	3,405,874
Hakuhodo DY Holdings, Inc.	100,700	1,641,772
		7,968,138
Wireless Telecommunication Services - 3.9%
KDDI Corp.	694,900	21,250,047
SoftBank Corp.	1,237,500	16,891,476
SoftBank Group Corp.	519,600	28,129,795
		66,271,318

TOTAL COMMUNICATION SERVICES		133,463,514

CONSUMER DISCRETIONARY - 19.3%
Auto Components - 2.4%
Aisin Seiki Co. Ltd.	63,500	2,323,641
Bridgestone Corp.	246,000	10,882,865
DENSO Corp.	186,700	13,534,849
Koito Manufacturing Co. Ltd.	45,000	2,553,219
Stanley Electric Co. Ltd.	56,000	1,411,492
Sumitomo Electric Industries Ltd.	325,000	4,313,681
Toyota Industries Corp.	63,200	5,372,797
		40,392,544
Automobiles - 7.4%
Honda Motor Co. Ltd.	702,400	20,775,491
Isuzu Motors Ltd.	251,200	3,379,345
Mazda Motor Corp. (a)	245,000	2,203,597
Nissan Motor Co. Ltd. (a)	1,000,200	5,090,879
Subaru Corp.	265,100	5,199,882
Suzuki Motor Corp.	158,700	7,077,528
Toyota Motor Corp.	4,569,000	80,616,187
Yamaha Motor Co. Ltd.	128,300	3,576,211
		127,919,120
Hotels, Restaurants & Leisure - 0.9%
McDonald's Holdings Co. (Japan) Ltd.	34,400	1,537,390
Oriental Land Co. Ltd.	86,200	13,614,407
		15,151,797
Household Durables - 5.1%
Casio Computer Co. Ltd.	83,700	1,184,448
Iida Group Holdings Co. Ltd.	63,400	1,563,096
Panasonic Corp.	951,400	11,765,045
Rinnai Corp.	15,600	1,601,691
Sekisui Chemical Co. Ltd.	162,500	2,669,668
Sekisui House Ltd.	265,500	5,519,953
Sharp Corp.	92,300	1,088,696
Sony Group Corp.	543,300	62,912,172
		88,304,769
Internet & Direct Marketing Retail - 0.5%
Mercari, Inc. (a)	44,200	2,391,637
Rakuten Group, Inc.	373,500	4,089,091
ZOZO, Inc.	53,700	1,723,692
		8,204,420
Leisure Products - 1.1%
Bandai Namco Holdings, Inc.	86,100	6,579,641
SHIMANO, Inc.	32,000	8,928,436
Yamaha Corp.	57,800	3,651,693
		19,159,770
Multiline Retail - 0.3%
Pan Pacific International Holdings Ltd.	177,600	3,729,049
Ryohin Keikaku Co. Ltd.	108,900	2,146,010
		5,875,059
Specialty Retail - 1.6%
ABC-MART, Inc.	14,200	682,508
Fast Retailing Co. Ltd.	25,100	16,661,825
Hikari Tsushin, Inc.	9,000	1,387,387
Nitori Holdings Co. Ltd.	34,500	6,338,013
USS Co. Ltd.	94,500	1,523,180
Yamada Holdings Co. Ltd.	291,500	1,113,909
		27,706,822

TOTAL CONSUMER DISCRETIONARY		332,714,301

CONSUMER STAPLES - 6.9%
Beverages - 1.1%
Asahi Group Holdings	196,600	8,921,764
ITO EN Ltd.	23,100	1,538,593
Kirin Holdings Co. Ltd.	354,400	6,168,632
Suntory Beverage & Food Ltd.	59,900	2,324,265
		18,953,254
Food & Staples Retailing - 1.6%
AEON Co. Ltd.	281,800	6,482,711
Cosmos Pharmaceutical Corp.	8,600	1,314,228
Kobe Bussan Co. Ltd.	58,900	2,028,909
Lawson, Inc.	21,600	1,044,568
Seven & i Holdings Co. Ltd.	324,600	13,628,259
Tsuruha Holdings, Inc.	17,000	2,096,869
Welcia Holdings Co. Ltd.	40,600	1,515,655
		28,111,199
Food Products - 1.4%
Ajinomoto Co., Inc.	201,100	6,021,072
Kikkoman Corp.	62,700	5,128,238
Meiji Holdings Co. Ltd.	52,600	3,319,522
NH Foods Ltd.	35,500	1,248,453
Nisshin Seifun Group, Inc.	85,200	1,345,360
Nissin Food Holdings Co. Ltd.	27,300	2,086,808
Toyo Suisan Kaisha Ltd.	38,200	1,646,004
Yakult Honsha Co. Ltd.	55,300	2,794,210
		23,589,667
Household Products - 0.6%
Lion Corp.	96,700	1,610,479
Pigeon Corp.	49,800	1,153,178
Unicharm Corp.	173,900	7,033,005
		9,796,662
Personal Products - 1.6%
Kao Corp.	207,700	11,749,188
Kobayashi Pharmaceutical Co. Ltd.	23,000	1,841,519
Kose Corp.	14,400	1,672,213
Pola Orbis Holdings, Inc.	39,500	843,395
Shiseido Co. Ltd.	172,300	11,497,059
		27,603,374
Tobacco - 0.6%
Japan Tobacco, Inc.	517,000	10,149,317

TOTAL CONSUMER STAPLES		118,203,473

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ENEOS Holdings, Inc.	1,322,200	5,331,442
Idemitsu Kosan Co. Ltd.	89,800	2,452,645
INPEX Corp.	441,000	3,677,641
		11,461,728
FINANCIALS - 9.0%
Banks - 4.4%
Chiba Bank Ltd.	228,400	1,415,672
Concordia Financial Group Ltd.	469,000	1,864,121
Japan Post Bank Co. Ltd.	174,500	1,361,453
Mitsubishi UFJ Financial Group, Inc.	5,266,500	28,878,844
Mizuho Financial Group, Inc.	1,039,300	13,716,658
Resona Holdings, Inc.	920,000	3,456,072
Shizuoka Bank Ltd.	192,300	1,548,473
Sumitomo Mitsui Financial Group, Inc.	562,400	18,249,687
Sumitomo Mitsui Trust Holdings, Inc.	145,500	4,786,056
		75,277,036
Capital Markets - 1.0%
Daiwa Securities Group, Inc.	622,300	3,496,175
Japan Exchange Group, Inc.	219,500	5,197,337
Nomura Holdings, Inc.	1,323,500	6,303,192
SBI Holdings, Inc. Japan	105,400	2,731,912
		17,728,616
Consumer Finance - 0.0%
ACOM Co. Ltd.	171,900	573,308
Diversified Financial Services - 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	284,400	1,426,039
ORIX Corp.	526,300	10,460,900
Tokyo Century Corp.	15,900	910,368
		12,797,307
Insurance - 2.8%
Dai-ichi Mutual Life Insurance Co.	439,000	9,235,929
Japan Post Holdings Co. Ltd.	1,055,200	8,108,057
Japan Post Insurance Co. Ltd.	97,000	1,573,795
MS&AD Insurance Group Holdings, Inc.	191,800	6,196,551
Sompo Holdings, Inc.	136,700	5,928,247
T&D Holdings, Inc.	231,800	2,972,987
Tokio Marine Holdings, Inc.	270,500	14,247,246
		48,262,812

TOTAL FINANCIALS		154,639,079

HEALTH CARE - 9.8%
Biotechnology - 0.0%
PeptiDream, Inc. (a)	41,300	998,312
Health Care Equipment & Supplies - 3.4%
ASAHI INTECC Co. Ltd.	90,200	2,377,615
Hoya Corp.	159,300	23,450,323
Olympus Corp.	502,100	10,877,015
Sysmex Corp.	72,200	8,952,144
Terumo Corp.	278,200	12,273,018
		57,930,115
Health Care Providers & Services - 0.1%
Medipal Holdings Corp.	79,000	1,429,286
Health Care Technology - 0.6%
M3, Inc.	190,100	11,202,658
Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	802,100	13,522,427
Chugai Pharmaceutical Co. Ltd.	289,400	10,820,488
Daiichi Sankyo Kabushiki Kaisha	755,000	19,050,448
Eisai Co. Ltd.	102,200	7,241,504
Hisamitsu Pharmaceutical Co., Inc.	22,000	750,565
Kyowa Hakko Kirin Co., Ltd.	116,300	3,824,883
Nippon Shinyaku Co. Ltd.	21,200	1,698,468
Ono Pharmaceutical Co. Ltd.	159,300	3,342,392
Otsuka Holdings Co. Ltd.	168,200	6,652,189
Santen Pharmaceutical Co. Ltd.	155,300	2,188,946
Shionogi & Co. Ltd.	114,100	7,439,355
Sumitomo Dainippon Pharma Co., Ltd.	77,200	1,091,729
Taisho Pharmaceutical Holdings Co. Ltd.	16,500	885,408
Takeda Pharmaceutical Co. Ltd.	679,800	19,079,152
		97,587,954

TOTAL HEALTH CARE		169,148,325

INDUSTRIALS - 22.0%
Air Freight & Logistics - 0.4%
SG Holdings Co. Ltd.	138,000	3,465,330
Yamato Holdings Co. Ltd.	125,600	3,087,650
		6,552,980
Airlines - 0.2%
Ana Holdings, Inc. (a)	68,900	1,605,441
Japan Airlines Co. Ltd. (a)	62,200	1,338,632
		2,944,073
Building Products - 2.0%
AGC, Inc.	83,300	4,147,974
Daikin Industries Ltd.	107,300	23,500,292
LIXIL Group Corp.	114,700	2,946,630
Toto Ltd.	61,000	2,947,172
		33,542,068
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	95,700	2,370,974
Secom Co. Ltd.	90,500	6,169,608
Sohgo Security Services Co., Ltd.	30,800	1,317,738
Toppan, Inc.	113,000	1,824,062
		11,682,382
Construction & Engineering - 0.5%
Kajima Corp.	193,600	2,383,751
Obayashi Corp.	279,800	2,362,139
SHIMIZU Corp.	237,800	1,742,323
Taisei Corp.	82,200	2,579,366
		9,067,579
Electrical Equipment - 2.0%
Fuji Electric Co. Ltd.	54,700	2,674,701
Mitsubishi Electric Corp.	786,300	10,559,569
Nidec Corp.	192,700	21,343,034
		34,577,304
Industrial Conglomerates - 1.8%
Hitachi Ltd.	417,000	24,029,442
Toshiba Corp.	176,500	7,612,826
		31,642,268
Machinery - 5.3%
Daifuku Co. Ltd.	43,600	4,013,793
FANUC Corp.	82,600	16,323,510
Harmonic Drive Systems, Inc.	18,700	847,704
Hino Motors Ltd.	123,800	1,171,109
Hitachi Construction Machinery Co. Ltd.	46,300	1,477,246
Hoshizaki Corp.	23,400	1,967,728
Komatsu Ltd.	377,300	9,881,985
Kubota Corp.	442,600	9,428,714
Kurita Water Industries Ltd.	42,600	2,104,081
Makita Corp.	96,500	4,478,751
Minebea Mitsumi, Inc.	156,400	3,959,585
Misumi Group, Inc.	122,500	5,123,411
Mitsubishi Heavy Industries Ltd.	138,100	3,531,614
Miura Co. Ltd.	37,800	1,453,994
Nabtesco Corp.	48,500	1,573,999
NGK Insulators Ltd.	111,100	1,849,944
NSK Ltd.	166,300	1,117,445
SMC Corp.	24,700	14,740,101
THK Co. Ltd.	51,900	1,116,039
Yaskawa Electric Corp.	103,400	4,478,471
		90,639,224
Marine - 0.3%
Nippon Yusen KK	69,600	5,015,187
Professional Services - 2.6%
Nihon M&A Center Holdings, Inc.	130,500	4,006,924
Persol Holdings Co. Ltd.	76,500	2,056,217
Recruit Holdings Co. Ltd.	584,600	38,887,018
		44,950,159
Road & Rail - 2.4%
Central Japan Railway Co.	62,100	9,211,954
East Japan Railway Co.	130,300	8,115,931
Hankyu Hanshin Holdings, Inc.	98,600	3,057,151
Keio Corp.	44,300	2,236,163
Keisei Electric Railway Co.	55,700	1,792,472
Kintetsu Group Holdings Co. Ltd. (a)	73,900	2,326,226
Nippon Express Co. Ltd.	33,100	2,071,878
Odakyu Electric Railway Co. Ltd.	127,000	2,753,286
Tobu Railway Co. Ltd.	81,400	2,026,668
Tokyu Corp.	215,400	3,036,754
West Japan Railway Co.	93,000	4,390,125
		41,018,608
Trading Companies & Distributors - 3.8%
Itochu Corp.	512,100	14,605,536
Marubeni Corp.	673,900	5,718,258
Mitsubishi Corp.	544,100	17,301,278
Mitsui & Co. Ltd.	654,200	14,971,049
MonotaRO Co. Ltd.	108,000	2,461,511
Sumitomo Corp.	485,200	6,913,938
Toyota Tsusho Corp.	91,500	3,968,923
		65,940,493

TOTAL INDUSTRIALS		377,572,325

INFORMATION TECHNOLOGY - 14.4%
Electronic Equipment & Components - 6.2%
Azbil Corp.	53,200	2,268,066
Hamamatsu Photonics K.K.	60,400	3,584,885
Hirose Electric Co. Ltd.	14,000	2,341,232
Ibiden Co. Ltd.	45,500	2,733,909
Keyence Corp.	83,800	50,582,919
Kyocera Corp.	138,300	8,097,044
Murata Manufacturing Co. Ltd.	247,500	18,359,200
OMRON Corp.	80,000	7,650,771
Shimadzu Corp.	102,100	4,148,040
TDK Corp.	167,400	6,085,491
Yokogawa Electric Corp.	98,400	1,966,254
		107,817,811
IT Services - 2.7%
Fujitsu Ltd.	84,700	14,638,681
GMO Payment Gateway, Inc.	17,900	2,267,864
ITOCHU Techno-Solutions Corp.	41,400	1,307,796
NEC Corp.	105,800	5,417,176
Nomura Research Institute Ltd.	144,600	5,788,926
NTT Data Corp.	271,900	5,454,539
OBIC Co. Ltd.	30,000	5,547,709
Otsuka Corp.	49,100	2,418,496
SCSK Corp.	67,200	1,359,933
TIS, Inc.	96,500	2,628,937
		46,830,057
Semiconductors & Semiconductor Equipment - 3.5%
Advantest Corp.	86,000	7,050,962
Disco Corp.	12,400	3,343,010
Lasertec Corp.	32,500	7,049,762
Renesas Electronics Corp. (a)	540,100	6,644,002
ROHM Co. Ltd.	37,700	3,447,196
Sumco Corp.	143,500	2,742,086
Tokyo Electron Ltd.	64,400	30,012,531
		60,289,549
Software - 0.3%
Oracle Corp. Japan	16,600	1,570,767
Trend Micro, Inc.	57,600	3,255,575
		4,826,342
Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	101,700	1,966,262
Canon, Inc.	431,000	9,800,670
FUJIFILM Holdings Corp.	155,200	11,993,456
Ricoh Co. Ltd.	288,900	2,813,262
Seiko Epson Corp.	120,500	2,145,631
		28,719,281

TOTAL INFORMATION TECHNOLOGY		248,483,040

MATERIALS - 4.9%
Chemicals - 3.9%
Asahi Kasei Corp.	540,500	5,678,141
JSR Corp.	87,700	3,180,842
Kansai Paint Co. Ltd.	76,400	1,769,118
Mitsubishi Chemical Holdings Corp.	551,600	4,565,831
Mitsubishi Gas Chemical Co., Inc.	68,100	1,370,597
Mitsui Chemicals, Inc.	79,300	2,357,894
Nippon Paint Holdings Co. Ltd.	306,400	3,278,431
Nippon Sanso Holdings Corp.	65,300	1,541,640
Nissan Chemical Corp.	52,700	2,933,212
Nitto Denko Corp.	61,300	4,789,992
Shin-Etsu Chemical Co. Ltd.	152,600	27,213,627
Sumitomo Chemical Co. Ltd.	641,900	3,162,201
Toray Industries, Inc.	597,500	3,723,331
Tosoh Corp.	112,100	1,887,879
		67,452,736
Metals & Mining - 0.9%
Hitachi Metals Ltd. (a)	92,400	1,749,193
JFE Holdings, Inc.	211,800	3,236,400
Nippon Steel & Sumitomo Metal Corp.	368,500	6,460,823
Sumitomo Metal Mining Co. Ltd.	106,500	4,131,380
		15,577,796
Paper & Forest Products - 0.1%
Oji Holdings Corp.	349,600	1,732,876

TOTAL MATERIALS		84,763,408

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Daiwa House REIT Investment Corp.	946	2,714,674
GLP J-REIT	1,778	2,900,171
Japan Real Estate Investment Corp.	537	3,291,400
Japan Retail Fund Investment Corp.	3,011	2,765,661
Nippon Building Fund, Inc.	641	4,164,542
Nippon Prologis REIT, Inc.	890	2,972,630
Nomura Real Estate Master Fund, Inc.	1,828	2,737,369
ORIX JREIT, Inc.	1,130	1,874,789
United Urban Investment Corp.	1,276	1,590,610
		25,011,846
Real Estate Management & Development - 2.1%
Daito Trust Construction Co. Ltd.	28,200	3,496,352
Daiwa House Industry Co. Ltd.	244,000	8,049,609
Hulic Co. Ltd.	163,400	1,571,173
Mitsubishi Estate Co. Ltd.	509,600	7,744,387
Mitsui Fudosan Co. Ltd.	395,100	9,033,503
Nomura Real Estate Holdings, Inc.	51,000	1,243,349
Sumitomo Realty & Development Co. Ltd.	133,300	4,817,452
		35,955,825

TOTAL REAL ESTATE		60,967,671

UTILITIES - 0.9%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	277,600	2,873,476
Kansai Electric Power Co., Inc.	303,300	2,792,517
Tohoku Electric Power Co., Inc.	184,200	1,195,115
Tokyo Electric Power Co., Inc. (a)	657,800	1,822,107
		8,683,215
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	161,600	2,604,667
Toho Gas Co. Ltd.	31,900	944,956
Tokyo Gas Co. Ltd.	162,000	2,811,176
		6,360,799

TOTAL UTILITIES		15,044,014

TOTAL COMMON STOCKS
(Cost $1,735,447,524)		1,706,460,878

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)	1,114,251	1,114,474
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	1,042,396	1,042,500
TOTAL MONEY MARKET FUNDS
(Cost $2,156,974)		2,156,974
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $1,737,604,498)		1,708,617,852
NET OTHER ASSETS (LIABILITIES) - 0.7%		11,679,686
NET ASSETS - 100%		$1,720,297,538

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	107	Dec. 2021	$13,607,940	$(326,360)	$(326,360)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$1,133,228,525	$1,132,114,051	$3,451	$--	$--	$1,114,474	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	1,042,500	--	2	--	--	1,042,500	0.0%
Total	$--	$1,134,271,025	$1,132,114,051	$3,453	$--	$--	$2,156,974

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$133,463,514	$--	$133,463,514	$--
Consumer Discretionary	332,714,301	--	332,714,301	--
Consumer Staples	118,203,473	--	118,203,473	--
Energy	11,461,728	--	11,461,728	--
Financials	154,639,079	--	154,639,079	--
Health Care	169,148,325	--	169,148,325	--
Industrials	377,572,325	--	377,572,325	--
Information Technology	248,483,040	--	248,483,040	--
Materials	84,763,408	--	84,763,408	--
Real Estate	60,967,671	--	60,967,671	--
Utilities	15,044,014	--	15,044,014	--
Money Market Funds	2,156,974	2,156,974	--	--
Total Investments in Securities:	$1,708,617,852	$2,156,974	$1,706,460,878	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(326,360)	$(326,360)	$--	$--
Total Liabilities	$(326,360)	$(326,360)	$--	$--
Total Derivative Instruments:	$(326,360)	$(326,360)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(326,360)
Total Equity Risk	0	(326,360)
Total Value of Derivatives	$0	$(326,360)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021
Assets
Investment in securities, at value (including securities loaned of $1,035,851) — See accompanying schedule: Unaffiliated issuers (cost $1,735,447,524)	$1,706,460,878
Fidelity Central Funds (cost $2,156,974)	2,156,974
Total Investment in Securities (cost $1,737,604,498)		$1,708,617,852
Segregated cash with brokers for derivative instruments		918,170
Foreign currency held at value (cost $2,060,497)		2,041,293
Dividends receivable		13,024,381
Distributions receivable from Fidelity Central Funds		51
Receivable for daily variation margin on futures contracts		40,196
Prepaid expenses		15,935
Total assets		1,724,657,878
Liabilities
Payable for investments purchased	$2,891,638
Accrued management fee	156,561
Other payables and accrued expenses	269,641
Collateral on securities loaned	1,042,500
Total liabilities		4,360,340
Net Assets		$1,720,297,538
Net Assets consist of:
Paid in capital		$1,737,483,346
Total accumulated earnings (loss)		(17,185,808)
Net Assets		$1,720,297,538
Net Asset Value, offering price and redemption price per share ($1,720,297,538 ÷ 168,938,456 shares)		$10.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 27, 2021 (commencement of operations) through October 31, 2021
Investment Income
Dividends		$16,579,149
Income from Fidelity Central Funds (including $2 from security lending)		3,453
Income before foreign taxes withheld		16,582,602
Less foreign taxes withheld		(1,758,942)
Total income		14,823,660
Expenses
Management fee	$615,788
Custodian fees and expenses	39,797
Independent trustees' fees and expenses	1,342
Registration fees	203,178
Audit	41,998
Legal	177
Miscellaneous	699
Total expenses		902,979
Net investment income (loss)		13,920,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(299,853)
Foreign currency transactions	(1,404,094)
Futures contracts	171,817
Total net realized gain (loss)		(1,532,130)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(28,986,646)
Assets and liabilities in foreign currencies	(257,936)
Futures contracts	(326,360)
Total change in net unrealized appreciation (depreciation)		(29,570,942)
Net gain (loss)		(31,103,072)
Net increase (decrease) in net assets resulting from operations		$(17,182,391)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 27, 2021 (commencement of operations) through October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,920,681
Net realized gain (loss)	(1,532,130)
Change in net unrealized appreciation (depreciation)	(29,570,942)
Net increase (decrease) in net assets resulting from operations	(17,182,391)
Share transactions
Proceeds from sales of shares	1,742,860,150
Cost of shares redeemed	(5,380,221)
Net increase (decrease) in net assets resulting from share transactions	1,737,479,929
Total increase (decrease) in net assets	1,720,297,538
Net Assets
Beginning of period	–
End of period	$1,720,297,538
Other Information
Shares
Sold	169,437,550
Redeemed	(499,094)
Net increase (decrease)	168,938,456

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Japan Stock Index Fund

Years ended October 31,	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	.08C
Total from investment operations	.18
Net asset value, end of period	$10.18
Total ReturnD	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G,H
Expenses net of fee waivers, if any	.14%G,H
Expenses net of all reductions	.14%G,H
Net investment income (loss)	2.27%G,H
Supplemental Data
Net assets, end of period (000 omitted)	$1,720,298
Portfolio turnover rateI	–%J,K

 A For the period May 27, 2021 (commencement of operations) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2021

1. Organization.

Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%.

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,500,953
Gross unrealized depreciation	(104,131,252)
Net unrealized appreciation (depreciation)	$(30,630,299)
Tax Cost	$1,739,248,151

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$13,795,244
Capital loss carryforward	$(92,816)
Net unrealized appreciation (depreciation) on securities and other investments	$(30,888,235)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(89)
Long-term	(92,727)
Total capital loss carryforward	$(92,816)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	1,737,692,441	1,931,614

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Japan Stock Index Fund	$1	$–	$–

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	25%	75%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI Japan Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Japan Stock Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the “Fund”) as of October 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 27, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations, changes in its net assets, and the financial highlights for the period May 27, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 15, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 318 funds. Mr. Chiel oversees 179 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 27, 2021 to October 31, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 27, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2021	Expenses Paid During Period-B
Fidelity SAI Japan Stock Index Fund	.15%
Actual		$1,000.00	$1,018.00	$.66
Hypothetical-C		$1,000.00	$1,024.45	$.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 158/365 (to reflect the period May 27, 2021 to October 31, 2021.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Japan Stock Index Fund

At its February 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and the sub-adviser are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether the structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed a certain limit through February 28, 2023.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangement are fair and reasonable, and that the fund's Advisory Contracts should be approved.

JSI-ANN-1221
1.9901432.100

Fidelity® Series International Index Fund

Annual Report

October 31, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2021	Past 1 year	Life of fundA
Fidelity® Series International Index Fund	34.15%	8.87%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series International Index Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$13,133	Fidelity® Series International Index Fund
$13,205	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 29.85% for the 12 months ending October 31, 2021, with international equities rising amid an improved outlook for global economic growth, widespread COVID-19 vaccination, fiscal stimulus in the U.S. and abroad, and government spending programs. As 2021 began, investors saw reasons to be hopeful and the index recorded steady monthly gains. As part of the economic “reopening” trade, investors generally moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap, smaller companies they believed stood to benefit from a broad cyclical recovery. In early September, sentiment turned broadly negative due to inflationary pressure from surging energy/other commodity prices, rising bond yields, supply constraints and disruption, valuation concerns, and the fast-spreading delta variant of the coronavirus. International stocks returned -3.18% for the month, but rebounded in October (+2.39%) amid strength in corporate earnings and notable improvement in the global economy. By region, Canada (+50%) led the way, followed by the U.K. (+44%) and Europe ex U.K (+41%). Conversely, emerging markets (+17%) and Japan (+20%) lagged most. By sector, energy (+74%) fared best by a wide margin. Financials (+50%) and information technology (+43%) also stood out. In contrast, communication services (+6%), consumer discretionary (+14%) and real estate (+17%) notably trailed the index.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2021, the fund gained 34.15%, roughly in line with the 34.45% advance of the benchmark MSCI EAFE Index (Net MA). (The fund's relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) From a regional standpoint, the U.K., Europe ex U.K. and Asia Pacific ex Japan contributed to the fund's relative result. By sector, financials gained 53% and contributed most, followed by industrials, which gained about 35%, and consumer discretionary, which advanced approximately 38%. The information technology sector rose 49%, health care gained roughly 21%, driven by the pharmaceuticals, biotechnology & life sciences industry (+22%), and materials advanced 34%. Other notable contributors included the energy (+80%), consumer staples (+18%), real estate (+28%), communication services (+12%), and utilities (+13%) sectors. Turning to individual stocks, the top contributor was ASML Holding (+124%), from the semiconductors & semiconductor equipment segment, followed by LVMH Moët Hennessy Louis Vuitton (+68%), within the consumer durables & apparel group. In energy, Royal Dutch Shell advanced roughly 94% and Novo-Nordisk (+73%) from the pharmaceuticals, biotechnology & life sciences industry also helped. Nestle, within the food, beverage & tobacco category, rose 20% and boosted the fund. In contrast, the biggest individual detractor was Unilever (-3%), from the household & personal products segment, followed by SoftBank Group (-17%), which is in the telecommunication services group. Within media & entertainment, Nintendo returned -16% and hurt. Other detractors were Kao (-19%), a stock in the household & personal products industry, and Just Eat Takeaway (-35%), from the retailing category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.2
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.1
Toyota Motor Corp. (Japan, Automobiles)	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.0
SAP SE (Germany, Software)	0.9
Sony Group Corp. (Japan, Household Durables)	0.8
12.9

Top Market Sectors as of October 31, 2021

% of fund's net assets
Financials	16.9
Industrials	14.8
Consumer Discretionary	13.1
Health Care	12.5
Consumer Staples	10.2
Information Technology	9.5
Materials	7.6
Communication Services	4.3
Energy	3.3
Utilities	3.2

Geographic Diversification (% of fund's net assets)

As of October 31, 2021
Japan	22.5%
United Kingdom	13.3%
France	10.4%
Switzerland	9.8%
Germany	8.7%
Australia	6.7%
Netherlands	6.3%
Sweden	3.5%
Denmark	2.7%
Other*	16.1%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2021

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments October 31, 2021

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 6.7%
Afterpay Ltd. (a)	3,380	$313,121
AGL Energy Ltd.	9,932	42,736
Ampol Ltd.	3,708	85,214
APA Group unit	18,367	113,296
Aristocrat Leisure Ltd.	9,365	328,852
ASX Ltd.	3,015	188,292
Aurizon Holdings Ltd.	28,639	72,602
AusNet Services	29,606	55,010
Australia & New Zealand Banking Group Ltd.	44,301	937,778
BHP Group Ltd.	45,861	1,259,664
BlueScope Steel Ltd.	7,841	121,625
Brambles Ltd.	22,497	169,911
Cochlear Ltd.	1,024	169,806
Coles Group Ltd.	20,759	267,658
Commonwealth Bank of Australia	27,620	2,174,952
Computershare Ltd.	8,459	119,375
Crown Ltd. (a)	5,898	44,190
CSL Ltd.	7,086	1,601,745
Dexus unit	16,744	136,915
Dominos Pizza Enterprises Ltd.	943	96,092
Endeavour Group Ltd.	20,867	106,741
Evolution Mining Ltd.	28,211	77,035
Fortescue Metals Group Ltd.	26,363	276,254
Goodman Group unit	25,890	426,519
Insurance Australia Group Ltd.	38,375	138,564
Lendlease Group unit	10,717	84,327
Macquarie Group Ltd.	5,352	791,293
Magellan Financial Group Ltd.	2,112	55,082
Medibank Private Ltd.	42,864	107,052
Mirvac Group unit	61,303	130,045
National Australia Bank Ltd.	51,356	1,116,581
Newcrest Mining Ltd.	12,721	238,182
Northern Star Resources Ltd.	17,206	119,595
Orica Ltd.	6,334	72,091
Origin Energy Ltd.	27,403	104,100
Qantas Airways Ltd. (a)	14,375	57,853
QBE Insurance Group Ltd.	22,963	204,350
Ramsay Health Care Ltd.	2,851	151,027
REA Group Ltd.	823	99,143
Reece Ltd.	4,526	67,719
Rio Tinto Ltd.	5,778	392,446
Santos Ltd.	29,183	153,231
Scentre Group unit	80,795	183,550
SEEK Ltd.	5,228	128,601
Sonic Healthcare Ltd.	7,069	212,866
South32 Ltd.	73,440	197,226
Stockland Corp. Ltd. unit	37,164	127,203
Suncorp Group Ltd.	19,971	176,072
Sydney Airport unit (a)	20,586	126,829
Tabcorp Holdings Ltd.	34,589	129,057
Telstra Corp. Ltd.	64,769	186,120
The GPT Group unit	29,910	116,099
Transurban Group unit	47,365	478,872
Treasury Wine Estates Ltd.	11,232	97,336
Vicinity Centres unit	60,218	78,141
Washington H. Soul Pattinson & Co. Ltd.	3,370	82,339
Wesfarmers Ltd.	17,650	760,120
Westpac Banking Corp.	57,115	1,111,180
WiseTech Global Ltd.	2,277	87,494
Woodside Petroleum Ltd.	14,999	262,443
Woolworths Group Ltd.	19,733	565,265

TOTAL AUSTRALIA		18,374,877

Austria - 0.2%
Erste Group Bank AG	4,349	186,518
OMV AG	2,292	138,837
Raiffeisen International Bank-Holding AG	2,302	67,326
Verbund AG	1,060	110,405
Voestalpine AG	1,818	69,017

TOTAL AUSTRIA		572,103

Bailiwick of Jersey - 0.8%
Experian PLC	14,375	658,452
Ferguson PLC	3,477	523,191
Glencore Xstrata PLC	155,569	777,935
WPP PLC	18,744	270,940

TOTAL BAILIWICK OF JERSEY		2,230,518

Belgium - 0.8%
Ageas	2,726	132,668
Anheuser-Busch InBev SA NV	11,863	725,627
Colruyt NV	847	41,554
Elia System Operator SA/NV	480	55,987
Groupe Bruxelles Lambert SA	1,760	203,965
KBC Groep NV	3,892	362,452
Proximus	2,362	44,466
Sofina SA	240	106,093
Solvay SA Class A	1,153	137,019
UCB SA	1,968	234,553
Umicore SA	3,069	175,898

TOTAL BELGIUM		2,220,282

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	10,581	63,781
Hongkong Land Holdings Ltd.	18,130	99,896
Jardine Matheson Holdings Ltd.	3,375	195,514

TOTAL BERMUDA		359,191

Cayman Islands - 0.6%
Budweiser Brewing Co. APAC Ltd. (b)	26,780	73,830
Chow Tai Fook Jewellery Group Ltd.	31,200	63,840
CK Asset Holdings Ltd.	31,226	192,842
CK Hutchison Holdings Ltd.	42,056	282,968
ESR Cayman Ltd. (a)(b)	31,023	100,679
Futu Holdings Ltd. ADR (a)(c)	796	42,602
Melco Crown Entertainment Ltd. sponsored ADR (a)	3,417	37,006
Sands China Ltd. (a)	37,662	85,838
Sea Ltd. ADR (a)	1,072	368,307
SITC International Holdings Co. Ltd.	21,000	71,120
WH Group Ltd. (b)	129,577	90,931
Wharf Real Estate Investment Co. Ltd.	25,814	145,651
Wynn Macau Ltd. (a)	23,403	21,055
Xinyi Glass Holdings Ltd.	28,050	79,133

TOTAL CAYMAN ISLANDS		1,655,802

Denmark - 2.7%
A.P. Moller - Maersk A/S:
Series A	48	131,431
Series B	91	263,713
Ambu A/S Series B	2,611	74,374
Carlsberg A/S Series B	1,563	257,828
Chr. Hansen Holding A/S	1,642	130,646
Coloplast A/S Series B	1,850	301,577
Danske Bank A/S	10,735	181,669
Demant A/S (a)	1,682	81,473
DSV A/S	3,138	729,274
Genmab A/S (a)	1,022	458,034
GN Store Nord A/S	1,936	117,484
Novo Nordisk A/S Series B	26,216	2,874,713
Novozymes A/S Series B	3,198	235,166
ORSTED A/S (b)	2,945	415,549
Pandora A/S	1,557	217,424
Rockwool International A/S Series B	131	59,851
Tryg A/S	5,605	132,874
Vestas Wind Systems A/S	15,722	679,943

TOTAL DENMARK		7,343,023

Finland - 1.2%
Elisa Corp. (A Shares)	2,213	133,488
Fortum Corp.	6,913	205,380
Kesko Oyj	4,251	138,039
Kone OYJ (B Shares)	5,292	360,691
Neste Oyj	6,587	366,946
Nokia Corp. (a)	83,938	481,763
Nordea Bank ABP	50,443	617,087
Orion Oyj (B Shares)	1,651	71,437
Sampo Oyj (A Shares)	7,766	412,965
Stora Enso Oyj (R Shares)	9,058	150,574
UPM-Kymmene Corp.	8,310	293,186
Wartsila Corp.	7,367	102,152

TOTAL FINLAND		3,333,708

France - 10.4%
Accor SA (a)	2,645	94,511
Aeroports de Paris SA (a)	462	61,365
Air Liquide SA	7,376	1,231,481
Alstom SA	4,921	175,374
Amundi SA (b)	947	84,349
Arkema SA	955	130,490
Atos Origin SA	1,541	80,127
AXA SA	30,130	876,572
bioMerieux SA	645	82,055
BNP Paribas SA	17,512	1,172,205
Bollore SA	13,762	79,703
Bouygues SA	3,557	143,916
Bureau Veritas SA	4,579	145,355
Capgemini SA	2,497	581,059
Carrefour SA	9,812	177,570
CNP Assurances	2,677	67,029
Compagnie de St. Gobain	7,878	543,681
Compagnie Generale des Etablissements Michelin SCA Series B	2,638	414,740
Covivio	810	70,040
Credit Agricole SA	18,162	274,010
Danone SA	10,169	662,874
Dassault Aviation SA	393	41,001
Dassault Systemes SA	10,333	603,421
Edenred SA	3,840	207,614
EDF SA	7,236	106,484
Eiffage SA	1,328	136,569
ENGIE	28,423	404,010
EssilorLuxottica SA	4,443	918,850
Eurazeo SA	616	57,715
Faurecia SA	1,826	95,094
Gecina SA	715	100,053
Getlink SE	6,850	105,199
Hermes International SCA	493	781,059
Ipsen SA	587	60,664
Kering SA	1,168	876,625
Klepierre SA	3,213	76,365
L'Oreal SA	3,928	1,796,882
La Francaise des Jeux SAEM (b)	1,488	77,234
Legrand SA	4,164	454,251
LVMH Moet Hennessy Louis Vuitton SE	4,322	3,388,974
Orange SA	31,048	338,577
Orpea	805	83,938
Pernod Ricard SA	3,261	749,043
Publicis Groupe SA	3,476	232,818
Remy Cointreau SA	354	71,451
Renault SA (a)	2,991	107,393
Safran SA	5,321	716,152
Sanofi SA	17,666	1,774,447
Sartorius Stedim Biotech	431	237,260
Schneider Electric SA	8,387	1,446,071
SCOR SE	2,471	83,123
SEB SA	430	67,255
Societe Generale Series A	12,619	421,524
Sodexo SA	1,378	133,809
Suez Environnement SA	5,467	124,406
Teleperformance	915	381,950
Thales SA	1,660	152,864
Total SA	38,896	1,947,716
Ubisoft Entertainment SA (a)	1,442	75,509
Valeo SA	3,574	104,652
Veolia Environnement SA	10,201	332,898
VINCI SA	8,289	885,097
Vivendi SA	11,078	142,597
Wendel SA	418	55,617
Worldline SA (a)(b)	3,700	215,485

TOTAL FRANCE		28,318,222

Germany - 8.1%
adidas AG	2,964	970,695
Allianz SE	6,419	1,492,606
BASF AG	14,299	1,029,151
Bayer AG	15,295	861,991
Bayerische Motoren Werke AG (BMW)	5,131	517,458
Bechtle AG	1,276	95,584
Beiersdorf AG	1,569	166,685
Brenntag SE	2,405	228,642
Carl Zeiss Meditec AG	627	126,081
Commerzbank AG (a)	15,593	113,849
Continental AG (a)	1,712	201,282
Covestro AG (b)	3,008	192,640
Daimler AG (Germany)	13,325	1,320,713
Delivery Hero AG (a)(b)	2,522	313,555
Deutsche Bank AG (a)	32,177	414,593
Deutsche Borse AG	2,958	491,033
Deutsche Lufthansa AG (a)	9,301	61,415
Deutsche Post AG	15,432	954,764
Deutsche Telekom AG	51,891	965,025
E.ON AG	34,945	442,987
Evonik Industries AG	3,263	105,692
Fresenius Medical Care AG & Co. KGaA	3,192	212,042
Fresenius SE & Co. KGaA	6,511	295,537
GEA Group AG	2,387	117,522
Hannover Reuck SE	939	171,506
HeidelbergCement AG	2,316	174,406
HelloFresh AG (a)	2,571	208,045
Henkel AG & Co. KGaA	1,651	137,607
Infineon Technologies AG	20,331	952,128
KION Group AG	1,123	122,549
Knorr-Bremse AG	1,129	118,949
Lanxess AG	1,293	87,082
LEG Immobilien AG	1,122	166,863
Merck KGaA	2,012	474,943
MTU Aero Engines AG	831	184,778
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,181	645,941
Nemetschek Se	900	103,208
Puma AG	1,644	203,920
Rational AG	80	79,496
RWE AG	9,999	384,563
SAP SE	16,258	2,354,340
Scout24 AG (b)	1,362	94,783
Siemens AG	11,910	1,936,351
Siemens Healthineers AG (b)	4,391	291,667
Symrise AG	2,003	276,814
TeamViewer AG (a)(b)	2,424	36,179
Telefonica Deutschland Holding AG	16,429	42,789
Uniper SE	1,422	62,811
United Internet AG	1,508	55,575
Vitesco Technologies Group AG (a)	15	860
Volkswagen AG	502	162,952
Vonovia SE	8,508	515,957
Zalando SE (a)(b)	3,453	325,640

TOTAL GERMANY		22,064,244

Hong Kong - 2.2%
AIA Group Ltd.	188,245	2,109,664
BOC Hong Kong (Holdings) Ltd.	57,710	183,206
CLP Holdings Ltd.	25,736	251,979
Galaxy Entertainment Group Ltd. (a)	33,635	181,998
Hang Lung Properties Ltd.	31,400	72,885
Hang Seng Bank Ltd.	11,876	225,904
Henderson Land Development Co. Ltd.	22,140	92,704
Hong Kong & China Gas Co. Ltd.	174,697	271,397
Hong Kong Exchanges and Clearing Ltd.	18,767	1,135,596
Link (REIT)	32,410	287,422
MTR Corp. Ltd.	24,111	131,393
New World Development Co. Ltd.	23,305	101,092
Power Assets Holdings Ltd.	21,803	132,967
Sino Land Ltd.	50,748	66,660
SJM Holdings Ltd. (a)	29,285	21,868
Sun Hung Kai Properties Ltd.	20,180	267,553
Swire Pacific Ltd. (A Shares)	7,856	49,425
Swire Properties Ltd.	18,365	49,214
Techtronic Industries Co. Ltd.	21,292	438,127

TOTAL HONG KONG		6,071,054

Ireland - 0.8%
CRH PLC	12,203	583,960
DCC PLC (United Kingdom)	1,534	128,187
Flutter Entertainment PLC (Ireland) (a)	2,593	490,392
James Hardie Industries PLC CDI	6,916	268,712
Kerry Group PLC Class A	2,476	332,308
Kingspan Group PLC (Ireland)	2,402	276,672
Smurfit Kappa Group PLC	3,831	200,573

TOTAL IRELAND		2,280,804

Isle of Man - 0.1%
Entain PLC (a)	9,114	255,446
Israel - 0.6%
Azrieli Group	660	61,613
Bank Hapoalim BM (Reg.)	17,681	173,773
Bank Leumi le-Israel BM	22,614	215,610
Check Point Software Technologies Ltd. (a)	1,708	204,277
CyberArk Software Ltd. (a)	619	111,488
Elbit Systems Ltd. (Israel)	413	64,997
Icl Group Ltd.	10,990	93,946
Israel Discount Bank Ltd. (Class A) (a)	18,114	109,222
Mizrahi Tefahot Bank Ltd.	2,191	79,557
NICE Systems Ltd. (a)	983	276,539
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	17,160	149,978
Wix.com Ltd. (a)	872	162,157

TOTAL ISRAEL		1,703,157

Italy - 1.8%
Amplifon SpA	1,939	98,513
Assicurazioni Generali SpA	17,226	375,365
Atlantia SpA (a)	7,711	148,907
DiaSorin SpA	392	88,523
Enel SpA	126,612	1,059,969
Eni SpA	39,279	562,964
FinecoBank SpA	9,495	181,272
Infrastrutture Wireless Italiane SpA (b)	5,224	57,708
Intesa Sanpaolo SpA	257,104	730,736
Mediobanca SpA	9,663	115,223
Moncler SpA	3,195	229,435
Nexi SpA (a)(b)	6,843	118,855
Poste Italiane SpA (b)	8,130	115,975
Prysmian SpA	3,965	149,882
Recordati SpA	1,627	101,790
Snam Rete Gas SpA	31,388	177,685
Telecom Italia SpA	155,507	55,477
Telecom Italia SpA (Risparmio Shares)	96,331	36,581
Terna - Rete Elettrica Naziona	21,877	162,917
UniCredit SpA	33,178	438,153

TOTAL ITALY		5,005,930

Japan - 22.5%
ABC-MART, Inc.	559	26,868
ACOM Co. Ltd.	6,026	20,097
Advantest Corp.	3,133	256,868
AEON Co. Ltd.	10,191	234,440
AGC, Inc.	2,994	149,088
Aisin Seiki Co. Ltd.	2,274	83,212
Ajinomoto Co., Inc.	7,283	218,058
Ana Holdings, Inc. (a)	2,463	57,390
Asahi Group Holdings	7,062	320,476
ASAHI INTECC Co. Ltd.	3,226	85,035
Asahi Kasei Corp.	19,493	204,781
Astellas Pharma, Inc.	29,013	489,124
Azbil Corp.	1,907	81,301
Bandai Namco Holdings, Inc.	3,137	239,725
Bridgestone Corp.	8,884	393,022
Brother Industries Ltd.	3,674	71,033
Canon, Inc.	15,571	354,075
Capcom Co. Ltd.	2,694	72,510
Casio Computer Co. Ltd.	3,026	42,821
Central Japan Railway Co.	2,240	332,283
Chiba Bank Ltd.	8,205	50,856
Chubu Electric Power Co., Inc.	9,995	103,460
Chugai Pharmaceutical Co. Ltd.	10,422	389,672
Concordia Financial Group Ltd.	16,926	67,275
Cosmos Pharmaceutical Corp.	334	51,041
CyberAgent, Inc.	6,272	105,091
Dai Nippon Printing Co. Ltd.	3,405	84,359
Dai-ichi Mutual Life Insurance Co.	15,811	332,641
Daifuku Co. Ltd.	1,570	144,533
Daiichi Sankyo Kabushiki Kaisha	27,246	687,481
Daikin Industries Ltd.	3,917	857,881
Daito Trust Construction Co. Ltd.	1,009	125,100
Daiwa House Industry Co. Ltd.	8,850	291,963
Daiwa House REIT Investment Corp.	34	97,568
Daiwa Securities Group, Inc.	22,456	126,161
DENSO Corp.	6,722	487,313
Dentsu Group, Inc.	3,363	122,897
Disco Corp.	448	120,780
East Japan Railway Co.	4,702	292,871
Eisai Co. Ltd.	3,721	263,656
ENEOS Holdings, Inc.	47,714	192,395
FANUC Corp.	3,021	597,014
Fast Retailing Co. Ltd.	897	595,445
Fuji Electric Co. Ltd.	2,011	98,333
FUJIFILM Holdings Corp.	5,600	432,754
Fujitsu Ltd.	3,028	523,329
GLP J-REIT	64	104,393
GMO Payment Gateway, Inc.	669	84,760
Hakuhodo DY Holdings, Inc.	3,680	59,997
Hamamatsu Photonics K.K.	2,141	127,074
Hankyu Hanshin Holdings, Inc.	3,575	110,845
Harmonic Drive Systems, Inc.	664	30,100
Hikari Tsushin, Inc.	290	44,705
Hino Motors Ltd.	4,479	42,370
Hirose Electric Co. Ltd.	453	75,756
Hisamitsu Pharmaceutical Co., Inc.	785	26,782
Hitachi Construction Machinery Co. Ltd.	1,683	53,698
Hitachi Ltd.	15,025	865,809
Hitachi Metals Ltd. (a)	3,347	63,361
Honda Motor Co. Ltd.	25,338	749,444
Hoshizaki Corp.	884	74,336
Hoya Corp.	5,728	843,211
Hulic Co. Ltd.	5,900	56,731
Ibiden Co. Ltd.	1,677	100,764
Idemitsu Kosan Co. Ltd.	3,207	87,591
Iida Group Holdings Co. Ltd.	2,337	57,618
INPEX Corp.	15,910	132,679
Isuzu Motors Ltd.	9,026	121,425
ITO EN Ltd.	789	52,552
Itochu Corp.	18,550	529,062
ITOCHU Techno-Solutions Corp.	1,465	46,278
Japan Airlines Co. Ltd. (a)	2,237	48,143
Japan Exchange Group, Inc.	7,963	188,548
Japan Post Bank Co. Ltd.	6,362	49,636
Japan Post Holdings Co. Ltd.	38,403	295,085
Japan Post Insurance Co. Ltd.	3,467	56,251
Japan Real Estate Investment Corp.	19	116,455
Japan Retail Fund Investment Corp.	109	100,119
Japan Tobacco, Inc.	18,708	367,260
JFE Holdings, Inc.	7,620	116,437
JSR Corp.	3,141	113,923
Kajima Corp.	6,954	85,623
Kakaku.com, Inc.	2,124	70,485
Kansai Electric Power Co., Inc.	10,980	101,094
Kansai Paint Co. Ltd.	2,791	64,628
Kao Corp.	7,506	424,600
KDDI Corp.	25,100	767,558
Keio Corp.	1,573	79,401
Keisei Electric Railway Co.	2,019	64,973
Keyence Corp.	3,005	1,813,862
Kikkoman Corp.	2,242	183,373
Kintetsu Group Holdings Co. Ltd. (a)	2,687	84,581
Kirin Holdings Co. Ltd.	12,774	222,342
Kobayashi Pharmaceutical Co. Ltd.	781	62,532
Kobe Bussan Co. Ltd.	2,105	72,510
Koei Tecmo Holdings Co. Ltd.	948	44,128
Koito Manufacturing Co. Ltd.	1,672	94,866
Komatsu Ltd.	13,668	357,983
Konami Holdings Corp.	1,455	80,069
Kose Corp.	556	64,566
Kubota Corp.	15,943	339,634
Kurita Water Industries Ltd.	1,565	77,298
Kyocera Corp.	5,038	294,960
Kyowa Hakko Kirin Co., Ltd.	4,247	139,676
Lasertec Corp.	1,125	244,030
Lawson, Inc.	785	37,962
Lion Corp.	3,477	57,907
LIXIL Group Corp.	4,143	106,433
M3, Inc.	6,838	402,966
Makita Corp.	3,473	161,189
Marubeni Corp.	24,372	206,804
Mazda Motor Corp. (a)	8,872	79,797
McDonald's Holdings Co. (Japan) Ltd.	1,214	54,256
Medipal Holdings Corp.	2,896	52,395
Meiji Holdings Co. Ltd.	1,891	119,339
Mercari, Inc. (a)	1,643	88,902
Minebea Mitsumi, Inc.	5,611	142,054
Misumi Group, Inc.	4,467	186,827
Mitsubishi Chemical Holdings Corp.	19,947	165,110
Mitsubishi Corp.	19,635	624,353
Mitsubishi Electric Corp.	28,456	382,148
Mitsubishi Estate Co. Ltd.	18,384	279,381
Mitsubishi Gas Chemical Co., Inc.	2,470	49,712
Mitsubishi Heavy Industries Ltd.	5,012	128,171
Mitsubishi UFJ Financial Group, Inc.	190,321	1,043,625
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,278	51,536
Mitsui & Co. Ltd.	23,629	540,738
Mitsui Chemicals, Inc.	2,910	86,525
Mitsui Fudosan Co. Ltd.	14,241	325,604
Miura Co. Ltd.	1,350	51,928
Mizuho Financial Group, Inc.	37,499	494,911
MonotaRO Co. Ltd.	3,922	89,389
MS&AD Insurance Group Holdings, Inc.	6,943	224,310
Murata Manufacturing Co. Ltd.	8,961	664,714
Nabtesco Corp.	1,787	57,995
NEC Corp.	3,835	196,360
Nexon Co. Ltd.	7,614	129,599
NGK Insulators Ltd.	4,041	67,287
NH Foods Ltd.	1,339	47,090
Nidec Corp.	6,949	769,656
Nihon M&A Center Holdings, Inc.	4,696	144,188
Nintendo Co. Ltd.	1,787	789,241
Nippon Building Fund, Inc.	23	149,430
Nippon Express Co. Ltd.	1,223	76,553
Nippon Paint Holdings Co. Ltd.	11,105	118,822
Nippon Prologis REIT, Inc.	32	106,881
Nippon Sanso Holdings Corp.	2,350	55,480
Nippon Shinyaku Co. Ltd.	775	62,090
Nippon Steel & Sumitomo Metal Corp.	13,282	232,870
Nippon Telegraph & Telephone Corp.	20,045	561,640
Nippon Yusen KK	2,555	184,106
Nissan Chemical Corp.	1,907	106,141
Nissan Motor Co. Ltd. (a)	36,164	184,070
Nisshin Seifun Group, Inc.	3,120	49,267
Nissin Food Holdings Co. Ltd.	1,006	76,899
Nitori Holdings Co. Ltd.	1,235	226,882
Nitto Denko Corp.	2,163	169,017
Nomura Holdings, Inc.	47,785	227,577
Nomura Real Estate Holdings, Inc.	1,893	46,150
Nomura Real Estate Master Fund, Inc.	66	98,833
Nomura Research Institute Ltd.	5,239	209,738
NSK Ltd.	6,208	41,714
NTT Data Corp.	9,845	197,499
Obayashi Corp.	10,093	85,208
OBIC Co. Ltd.	1,116	206,375
Odakyu Electric Railway Co. Ltd.	4,593	99,574
Oji Holdings Corp.	12,655	62,728
Olympus Corp.	18,153	393,249
OMRON Corp.	2,911	278,392
Ono Pharmaceutical Co. Ltd.	5,721	120,037
Oracle Corp. Japan	564	53,368
Oriental Land Co. Ltd.	3,134	494,983
ORIX Corp.	19,004	377,729
ORIX JREIT, Inc.	41	68,023
Osaka Gas Co. Ltd.	5,836	94,065
Otsuka Corp.	1,775	87,430
Otsuka Holdings Co. Ltd.	6,054	239,431
Pan Pacific International Holdings Ltd.	6,394	134,254
Panasonic Corp.	34,409	425,503
PeptiDream, Inc. (a)	1,459	35,267
Persol Holdings Co. Ltd.	2,800	75,260
Pigeon Corp.	1,791	41,473
Pola Orbis Holdings, Inc.	1,448	30,917
Rakuten Group, Inc.	13,446	147,207
Recruit Holdings Co. Ltd.	21,073	1,401,755
Renesas Electronics Corp. (a)	19,503	239,915
Resona Holdings, Inc.	33,177	124,633
Ricoh Co. Ltd.	10,425	101,517
Rinnai Corp.	562	57,702
ROHM Co. Ltd.	1,346	123,075
Ryohin Keikaku Co. Ltd.	3,904	76,933
Santen Pharmaceutical Co. Ltd.	5,609	79,059
SBI Holdings, Inc. Japan	3,797	98,416
SCSK Corp.	2,458	49,743
Secom Co. Ltd.	3,249	221,492
Seiko Epson Corp.	4,344	77,350
Sekisui Chemical Co. Ltd.	5,898	96,897
Sekisui House Ltd.	9,534	198,219
Seven & i Holdings Co. Ltd.	11,759	493,699
SG Holdings Co. Ltd.	4,937	123,973
Sharp Corp.	3,360	39,632
Shimadzu Corp.	3,674	149,264
SHIMANO, Inc.	1,124	313,611
SHIMIZU Corp.	8,623	63,179
Shin-Etsu Chemical Co. Ltd.	5,494	979,762
Shionogi & Co. Ltd.	4,141	269,994
Shiseido Co. Ltd.	6,269	418,311
Shizuoka Bank Ltd.	6,899	55,553
SMC Corp.	896	534,702
SoftBank Corp.	44,713	610,318
SoftBank Group Corp.	18,824	1,019,083
Sohgo Security Services Co., Ltd.	1,121	47,961
Sompo Holdings, Inc.	4,959	215,056
Sony Group Corp.	19,613	2,271,114
Square Enix Holdings Co. Ltd.	1,355	74,227
Stanley Electric Co. Ltd.	2,011	50,688
Subaru Corp.	9,528	186,890
Sumco Corp.	5,149	98,390
Sumitomo Chemical Co. Ltd.	23,226	114,419
Sumitomo Corp.	17,475	249,013
Sumitomo Dainippon Pharma Co., Ltd.	2,735	38,677
Sumitomo Electric Industries Ltd.	11,744	155,877
Sumitomo Metal Mining Co. Ltd.	3,886	150,747
Sumitomo Mitsui Financial Group, Inc.	20,287	658,306
Sumitomo Mitsui Trust Holdings, Inc.	5,255	172,857
Sumitomo Realty & Development Co. Ltd.	4,822	174,267
Suntory Beverage & Food Ltd.	2,232	86,607
Suzuki Motor Corp.	5,718	255,005
Sysmex Corp.	2,580	319,897
T&D Holdings, Inc.	8,396	107,684
Taisei Corp.	3,016	94,639
Taisho Pharmaceutical Holdings Co. Ltd.	614	32,948
Takeda Pharmaceutical Co. Ltd.	24,578	689,802
TDK Corp.	6,051	219,972
Terumo Corp.	10,080	444,687
THK Co. Ltd.	1,906	40,986
TIS, Inc.	3,472	94,587
Tobu Railway Co. Ltd.	2,915	72,577
Toho Co. Ltd.	1,790	84,102
Toho Gas Co. Ltd.	1,125	33,325
Tohoku Electric Power Co., Inc.	6,697	43,451
Tokio Marine Holdings, Inc.	9,756	513,849
Tokyo Century Corp.	573	32,808
Tokyo Electric Power Co., Inc. (a)	23,725	65,718
Tokyo Electron Ltd.	2,350	1,095,178
Tokyo Gas Co. Ltd.	5,815	100,907
Tokyu Corp.	7,817	110,206
Toppan, Inc.	4,038	65,182
Toray Industries, Inc.	21,602	134,613
Toshiba Corp.	6,344	273,630
Tosoh Corp.	4,027	67,819
Toto Ltd.	2,235	107,982
Toyo Suisan Kaisha Ltd.	1,447	62,350
Toyota Industries Corp.	2,241	190,513
Toyota Motor Corp.	165,090	2,912,875
Toyota Tsusho Corp.	3,257	141,276
Trend Micro, Inc.	2,120	119,823
Tsuruha Holdings, Inc.	660	81,408
Unicharm Corp.	6,274	253,738
United Urban Investment Corp.	46	57,342
USS Co. Ltd.	3,468	55,898
Welcia Holdings Co. Ltd.	1,455	54,317
West Japan Railway Co.	3,370	159,083
Yakult Honsha Co. Ltd.	2,014	101,764
Yamada Holdings Co. Ltd.	10,615	40,563
Yamaha Corp.	2,123	134,127
Yamaha Motor Co. Ltd.	4,672	130,226
Yamato Holdings Co. Ltd.	4,512	110,919
Yaskawa Electric Corp.	3,698	160,168
Yokogawa Electric Corp.	3,579	71,516
Z Holdings Corp.	41,717	258,980
ZOZO, Inc.	1,982	63,619

TOTAL JAPAN		61,659,522

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	11,158	378,253
Aroundtown SA	15,549	108,028
Eurofins Scientific SA	2,079	244,995
InPost SA	3,114	44,407
Tenaris SA	7,374	82,119

TOTAL LUXEMBOURG		857,802

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	42,254	42,088
HKT Trust/HKT Ltd. unit	59,292	80,473

TOTAL MULTI-NATIONAL		122,561

Netherlands - 6.3%
ABN AMRO Group NV GDR (b)	6,581	96,815
Adyen BV (a)(b)	308	929,332
AEGON NV	27,842	141,223
Airbus Group NV (a)	9,178	1,177,373
Akzo Nobel NV	2,966	340,881
Argenx SE (a)	714	214,956
ASM International NV (Netherlands)	736	333,009
ASML Holding NV (Netherlands)	6,531	5,309,052
CNH Industrial NV	15,927	274,885
Davide Campari Milano NV	8,132	115,439
EXOR NV	1,688	159,033
Ferrari NV	1,963	465,192
Heineken Holding NV	1,792	166,138
Heineken NV (Bearer)	4,035	446,949
ING Groep NV (Certificaten Van Aandelen)	60,777	921,921
JDE Peet's BV	1,188	34,594
Just Eat Takeaway.com NV (a)(b)	2,793	200,567
Koninklijke Ahold Delhaize NV	16,275	529,235
Koninklijke DSM NV	2,721	594,652
Koninklijke KPN NV	52,320	156,329
Koninklijke Philips Electronics NV	14,184	669,133
Koninklijke Vopak NV	1,107	44,021
NN Group NV	4,203	225,054
Prosus NV	14,528	1,279,899
Prosus NV rights (a)(d)	14,528	2,351
QIAGEN NV (Germany) (a)	3,557	195,685
Randstad NV	1,861	133,812
Stellantis NV (Italy)	31,616	630,455
STMicroelectronics NV (France)	10,632	504,795
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	1,940	138,618
Universal Music Group NV	11,292	327,840
Wolters Kluwer NV	4,165	436,408

TOTAL NETHERLANDS		17,195,646

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	19,463	111,438
Fisher & Paykel Healthcare Corp.	8,973	200,682
Mercury Nz Ltd.	10,741	47,221
Meridian Energy Ltd.	20,092	71,846
Ryman Healthcare Group Ltd.	6,610	68,446
Spark New Zealand Ltd.	28,915	94,589
The a2 Milk Co. Ltd. (a)	11,570	54,472
Xero Ltd. (a)	2,073	233,148

TOTAL NEW ZEALAND		881,842

Norway - 0.7%
Adevinta ASA Class B (a)	4,270	70,283
DNB Bank ASA	14,484	344,273
Equinor ASA	15,215	384,972
Gjensidige Forsikring ASA	3,116	77,495
Mowi ASA	6,840	198,045
Norsk Hydro ASA	20,930	153,741
Orkla ASA	11,683	113,623
Schibsted ASA:
(A Shares)	1,125	58,022
(B Shares)	1,531	69,121
Telenor ASA	10,893	171,946
Yara International ASA	2,713	141,561

TOTAL NORWAY		1,783,082

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	30,722	99,145
Portugal - 0.2%
Energias de Portugal SA	43,207	243,943
Galp Energia SGPS SA Class B	7,803	81,057
Jeronimo Martins SGPS SA	3,916	88,727

TOTAL PORTUGAL		413,727

Singapore - 1.0%
Ascendas Real Estate Investment Trust	51,751	118,584
CapitaLand Investment Ltd. (a)	41,053	104,725
CapitaMall Trust	75,523	120,411
City Developments Ltd.	6,568	35,653
DBS Group Holdings Ltd.	28,098	656,974
Genting Singapore Ltd.	94,894	54,889
Keppel Corp. Ltd.	22,616	90,229
Mapletree Commercial Trust	33,677	54,443
Mapletree Logistics Trust (REIT)	46,643	69,869
Oversea-Chinese Banking Corp. Ltd.	52,328	457,894
Singapore Airlines Ltd. (a)	20,962	80,832
Singapore Exchange Ltd.	12,489	89,650
Singapore Technologies Engineering Ltd.	24,193	68,713
Singapore Telecommunications Ltd.	128,362	237,972
United Overseas Bank Ltd.	18,366	364,324
UOL Group Ltd.	7,444	39,911
Venture Corp. Ltd.	4,257	59,380
Wilmar International Ltd.	29,822	95,537

TOTAL SINGAPORE		2,799,990

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	3,818	99,880
Aena SME SA (a)(b)	1,168	191,828
Amadeus IT Holding SA Class A (a)	7,014	468,977
Banco Bilbao Vizcaya Argentaria SA	103,808	726,462
Banco Santander SA (Spain)	269,960	1,022,510
CaixaBank SA	69,023	198,418
Cellnex Telecom SA (b)	7,932	487,628
EDP Renovaveis SA	4,486	124,978
Enagas SA	3,872	86,857
Endesa SA	4,943	113,968
Ferrovial SA	7,416	233,697
Grifols SA	4,646	106,315
Iberdrola SA	92,173	1,089,410
Industria de Diseno Textil SA	16,981	613,242
Naturgy Energy Group SA	3,019	79,327
Red Electrica Corporacion SA	6,730	140,116
Repsol SA	22,583	289,255
Siemens Gamesa Renewable Energy SA (a)	3,712	100,540
Telefonica SA	80,078	347,832

TOTAL SPAIN		6,521,240

Sweden - 3.5%
Alfa Laval AB	4,897	209,668
ASSA ABLOY AB (B Shares)	15,605	457,892
Atlas Copco AB:
(A Shares)	10,449	671,374
(B Shares)	6,082	328,958
Boliden AB	4,257	150,145
Electrolux AB (B Shares)	3,509	79,635
Embracer Group AB (a)	7,275	67,633
Epiroc AB:
(A Shares)	10,284	255,903
(B Shares)	6,041	128,375
EQT AB	4,607	242,796
Ericsson (B Shares)	45,441	496,007
Essity AB (B Shares)	9,472	306,395
Evolution AB (b)	2,645	427,857
Fastighets AB Balder (a)	1,637	118,601
H&M Hennes & Mauritz AB (B Shares) (c)	11,368	213,143
Hexagon AB (B Shares)	30,677	493,706
Husqvarna AB (B Shares)	6,512	92,622
ICA Gruppen AB	1,568	81,066
Industrivarden AB:
(A Shares)	2,036	67,140
(C Shares)	2,463	79,987
Investor AB (B Shares)	28,372	653,798
Kinnevik AB (B Shares) (a)	3,766	147,627
L E Lundbergforetagen AB	1,183	68,131
Latour Investment AB (B Shares)	2,305	83,525
Lundin Petroleum AB	3,116	123,073
Nibe Industrier AB (B Shares)	22,206	330,582
Sandvik AB	17,575	445,679
Securitas AB (B Shares)	4,876	80,623
Sinch AB (a)(b)	7,877	149,368
Skandinaviska Enskilda Banken AB (A Shares)	25,339	396,106
Skanska AB (B Shares)	5,296	134,435
SKF AB (B Shares)	5,940	137,641
Svenska Cellulosa AB SCA (B Shares)	9,431	147,044
Svenska Handelsbanken AB (A Shares)	22,709	260,298
Swedbank AB (A Shares)	14,100	305,774
Swedish Match Co. AB	24,596	216,461
Tele2 AB (B Shares)	7,795	109,963
Telia Co. AB (c)	41,356	162,742
Volvo AB:
(A Shares)	3,201	75,590
(B Shares)	22,172	516,142

TOTAL SWEDEN		9,513,505

Switzerland - 9.8%
ABB Ltd. (Reg.)	27,003	893,347
Adecco SA (Reg.)	2,412	121,364
Alcon, Inc. (Switzerland)	7,779	642,813
Baloise Holdings AG	721	114,969
Banque Cantonale Vaudoise	478	38,476
Barry Callebaut AG	55	127,228
Clariant AG (Reg.)	3,353	70,532
Coca-Cola HBC AG	3,121	108,191
Compagnie Financiere Richemont SA Series A	8,127	1,005,720
Credit Suisse Group AG	39,713	413,083
Ems-Chemie Holding AG	109	108,036
Geberit AG (Reg.)	577	450,458
Givaudan SA	144	677,693
Holcim Ltd.	8,150	406,877
Julius Baer Group Ltd.	3,484	252,005
Kuehne & Nagel International AG	846	266,385
Lindt & Spruengli AG	2	240,061
Lindt & Spruengli AG (participation certificate)	13	153,200
Logitech International SA (Reg.)	2,695	224,348
Lonza Group AG	1,159	950,137
Nestle SA (Reg. S)	44,851	5,916,171
Novartis AG	34,568	2,859,214
Partners Group Holding AG	353	615,899
Roche Holding AG:
(Bearer)	497	213,326
(participation certificate)	10,939	4,237,705
Schindler Holding AG:
(participation certificate)	633	164,680
(Reg.)	314	80,523
SGS SA (Reg.)	94	278,017
Siemens Energy AG (a)	6,221	178,492
Sika AG	2,207	747,237
Sonova Holding AG	852	352,022
Straumann Holding AG	161	334,450
Swatch Group AG (Bearer)	452	124,009
Swatch Group AG (Bearer) (Reg.)	810	43,030
Swiss Life Holding AG	498	273,367
Swiss Prime Site AG	1,181	119,957
Swiss Re Ltd.	4,695	454,527
Swisscom AG	403	219,370
Temenos Group AG	1,040	158,851
UBS Group AG	57,077	1,037,622
Vifor Pharma AG	759	97,901
Zurich Insurance Group Ltd.	2,342	1,038,023

TOTAL SWITZERLAND		26,809,316

United Kingdom - 13.3%
3i Group PLC	15,153	282,861
Abrdn PLC	33,956	118,035
Admiral Group PLC	3,006	118,068
Anglo American PLC (United Kingdom)	20,160	766,947
Antofagasta PLC	6,138	119,744
Ashtead Group PLC	6,988	585,664
Associated British Foods PLC	5,542	135,611
AstraZeneca PLC (United Kingdom)	24,117	3,017,069
Auto Trader Group PLC (b)	15,050	124,771
Aveva Group PLC	1,877	91,397
Aviva PLC	61,176	330,452
BAE Systems PLC	50,246	378,863
Barclays PLC	264,562	730,052
Barratt Developments PLC	15,844	143,760
Berkeley Group Holdings PLC	1,746	104,062
BHP Group PLC	32,880	868,412
BP PLC	315,144	1,509,824
British American Tobacco PLC (United Kingdom)	33,937	1,180,478
British Land Co. PLC	13,703	92,697
BT Group PLC (a)	138,955	264,142
Bunzl PLC	5,248	194,062
Burberry Group PLC	6,303	166,395
Compass Group PLC (a)	27,777	589,446
Croda International PLC	2,172	281,138
Diageo PLC	36,409	1,811,409
Direct Line Insurance Group PLC	21,030	84,154
Evraz PLC	8,007	68,115
GlaxoSmithKline PLC	78,337	1,626,341
Halma PLC	5,912	239,652
Hargreaves Lansdown PLC	5,539	116,511
Hikma Pharmaceuticals PLC	2,694	88,743
HSBC Holdings PLC (United Kingdom)	318,009	1,916,058
Imperial Brands PLC	14,731	310,869
Informa PLC (a)	23,401	166,340
InterContinental Hotel Group PLC (a)	2,853	199,844
Intertek Group PLC	2,513	168,347
J Sainsbury PLC	26,102	106,951
JD Sports Fashion PLC	8,029	119,550
Johnson Matthey PLC	3,012	112,656
Kingfisher PLC	32,855	150,791
Land Securities Group PLC	10,963	103,073
Legal & General Group PLC	92,913	367,354
Lloyds Banking Group PLC	1,104,783	756,092
London Stock Exchange Group PLC	5,122	498,595
M&G PLC	40,471	110,662
Melrose Industries PLC	68,070	147,002
Mondi PLC	7,560	188,819
National Grid PLC	55,339	708,536
NatWest Group PLC	90,112	272,667
Next PLC	2,070	225,669
NMC Health PLC (a)	941	179
Ocado Group PLC (a)	7,585	187,160
Pearson PLC	11,774	96,884
Persimmon PLC	4,965	184,888
Phoenix Group Holdings PLC	10,115	90,892
Prudential PLC (a)	40,723	832,907
Reckitt Benckiser Group PLC	11,106	901,616
RELX PLC (London Stock Exchange)	30,100	932,618
Rentokil Initial PLC	28,948	233,105
Rio Tinto PLC	17,483	1,090,091
Rolls-Royce Holdings PLC (a)	130,269	235,115
Royal Dutch Shell PLC:
Class A (United Kingdom)	63,829	1,462,251
Class B (United Kingdom)	57,719	1,324,577
Sage Group PLC	16,741	162,851
Schroders PLC	1,936	95,912
Segro PLC	18,691	330,616
Severn Trent PLC	3,888	145,687
Smith & Nephew PLC	13,687	236,376
Smiths Group PLC	6,170	114,458
Spirax-Sarco Engineering PLC	1,148	245,169
SSE PLC	16,234	365,583
St. James's Place Capital PLC	8,397	181,512
Standard Chartered PLC (United Kingdom)	41,274	279,547
Taylor Wimpey PLC	56,725	119,979
Tesco PLC	120,347	444,353
Unilever PLC	40,789	2,183,920
United Utilities Group PLC	10,611	150,808
Vodafone Group PLC	435,314	641,589
Whitbread PLC (a)	3,144	140,699

TOTAL UNITED KINGDOM		36,270,092

United States of America - 0.1%
Coca-Cola European Partners PLC	3,186	167,743
TOTAL COMMON STOCKS
(Cost $230,458,852)		266,883,574

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	926	78,786
Fuchs Petrolub AG	1,082	51,833
Henkel AG & Co. KGaA	2,741	245,186
Porsche Automobil Holding SE (Germany)	2,384	248,118
Sartorius AG (non-vtg.)	408	264,312
Volkswagen AG	2,894	648,418
TOTAL NONCONVERTIBLE PREFERRED STOCK
(Cost $1,250,337)		1,536,653

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.06% (e)	4,834,327	4,835,293
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	410,784	410,825
TOTAL MONEY MARKET FUNDS
(Cost $5,246,118)		5,246,118
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $236,955,307)		273,666,345
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,212)
NET ASSETS - 100%		$273,653,133

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	45	Dec. 2021	$5,264,100	$93,038	$93,038

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,213,225 or 1.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,168,970	$93,939,787	$91,273,464	$3,997	$--	$--	$4,835,293	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	94,325	9,244,819	8,928,319	42,642	--	--	410,825	0.0%
Total	$2,263,295	$103,184,606	$100,201,783	$46,639	$--	$--	$5,246,118

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$12,213,601	$4,290,743	$7,922,858	$--
Consumer Discretionary	34,603,652	15,437,216	19,166,436	--
Consumer Staples	27,412,855	7,502,727	19,910,128	--
Energy	9,412,649	1,740,221	7,672,428	--
Financials	46,767,748	25,517,646	21,250,102	--
Health Care	34,014,454	9,325,331	24,689,123	--
Industrials	41,868,699	18,895,103	22,973,596	--
Information Technology	25,919,917	4,484,243	21,435,674	--
Materials	19,619,808	8,627,125	10,992,683	--
Real Estate	7,553,139	4,994,642	2,558,497	--
Utilities	9,033,705	4,744,811	4,288,894	--
Money Market Funds	5,246,118	5,246,118	--	--
Total Investments in Securities:	$273,666,345	$110,805,926	$162,860,419	$--
Derivative Instruments:
Assets
Futures Contracts	$93,038	$93,038	$--	$--
Total Assets	$93,038	$93,038	$--	$--
Total Derivative Instruments:	$93,038	$93,038	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$93,038	$0
Total Equity Risk	93,038	0
Total Value of Derivatives	$93,038	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021
Assets
Investment in securities, at value (including securities loaned of $374,474) — See accompanying schedule: Unaffiliated issuers (cost $231,709,189)	$268,420,227
Fidelity Central Funds (cost $5,246,118)	5,246,118
Total Investment in Securities (cost $236,955,307)		$273,666,345
Segregated cash with brokers for derivative instruments		296,891
Foreign currency held at value (cost $64,049)		63,941
Receivable for investments sold		147,317
Receivable for fund shares sold		802,859
Dividends receivable		571,444
Reclaims receivable		293,913
Distributions receivable from Fidelity Central Funds		837
Total assets		275,843,547
Liabilities
Payable for investments purchased
Regular delivery	$106,673
Delayed delivery	2,351
Payable for fund shares redeemed	1,544,373
Accrued management fee	9,047
Payable for daily variation margin on futures contracts	33,188
Other payables and accrued expenses	83,957
Collateral on securities loaned	410,825
Total liabilities		2,190,414
Net Assets		$273,653,133
Net Assets consist of:
Paid in capital		$233,581,113
Total accumulated earnings (loss)		40,072,020
Net Assets		$273,653,133
Net Asset Value, offering price and redemption price per share ($273,653,133 ÷ 21,811,576 shares)		$12.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2021
Investment Income
Dividends		$5,717,131
Non-Cash dividends		627,006
Interest		399
Income from Fidelity Central Funds (including $42,642 from security lending)		46,639
Income before foreign taxes withheld		6,391,175
Less foreign taxes withheld		(650,122)
Total income		5,741,053
Expenses
Custodian fees and expenses	$126,941
Independent trustees' fees and expenses	744
Total expenses before reductions	127,685
Expense reductions	(99,723)
Total expenses after reductions		27,962
Net investment income (loss)		5,713,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(993,414)
Foreign currency transactions	12,429
Futures contracts	941,247
Total net realized gain (loss)		(39,738)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41,570,706
Assets and liabilities in foreign currencies	(13,250)
Futures contracts	254,146
Total change in net unrealized appreciation (depreciation)		41,811,602
Net gain (loss)		41,771,864
Net increase (decrease) in net assets resulting from operations		$47,484,955

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2021	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,713,091	$2,963,577
Net realized gain (loss)	(39,738)	(1,743,743)
Change in net unrealized appreciation (depreciation)	41,811,602	(8,323,243)
Net increase (decrease) in net assets resulting from operations	47,484,955	(7,103,409)
Distributions to shareholders	(2,911,605)	(2,090,585)
Share transactions
Proceeds from sales of shares	124,316,809	58,502,909
Reinvestment of distributions	2,911,605	2,090,585
Cost of shares redeemed	(27,378,788)	(24,758,269)
Net increase (decrease) in net assets resulting from share transactions	99,849,626	35,835,225
Total increase (decrease) in net assets	144,422,976	26,641,231
Net Assets
Beginning of period	129,230,157	102,588,926
End of period	$273,653,133	$129,230,157
Other Information
Shares
Sold	10,345,101	6,056,616
Issued in reinvestment of distributions	264,932	201,018
Redeemed	(2,344,720)	(2,563,671)
Net increase (decrease)	8,265,313	3,693,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Index Fund

Years ended October 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.41	$9.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.33	.24	.33	.05
Net realized and unrealized gain (loss)	2.90	(.90)	.71	(.62)
Total from investment operations	3.23	(.66)	1.04	(.57)
Distributions from net investment income	(.22)	(.20)	(.06)	–
Distributions from net realized gain	–	(.01)	–	–
Total distributions	(.22)	(.21)	(.06)	–
Net asset value, end of period	$12.55	$9.54	$10.41	$9.43
Total ReturnC,D	34.15%	(6.52)%	11.06%	(5.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%	.11%	.24%	1.18%G
Expenses net of fee waivers, if any	.01%	.02%	.01%	.01%G
Expenses net of all reductions	.01%	.02%	.01%	.01%G
Net investment income (loss)	2.73%	2.47%	3.33%	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$273,653	$129,230	$102,589	$9,630
Portfolio turnover rateH	6%I	3%	2%	1%J

 A For the period August 17, 2018 (commencement of operations) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2021

1. Organization.

Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,942,145
Gross unrealized depreciation	(12,171,797)
Net unrealized appreciation (depreciation)	$34,770,348
Tax Cost	$238,895,997

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,107,083
Capital loss carryforward	$(802,085)
Net unrealized appreciation (depreciation) on securities and other investments	$34,767,023

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(224,047)
Long-term	(578,038)
Total capital loss carryforward	$(802,085)

The tax character of distributions paid was as follows:

	October 31, 2021	October 31, 2020
Ordinary Income	$2,911,605	$ 2,090,585

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	85,833,660	11,036,449

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Series International Index Fund	2,414,477	27,766,481

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series International Index Fund	6,993

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series International Index Fund	$2,949	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $99,723.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series International Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series International Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from August 17, 2018 (commencement of operations) through October 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 17, 2018 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 16, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 318 funds. Mr. Chiel oversees 179 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Series International Index Fund	.01%
Actual		$1,000.00	$1,043.20	$.05
Hypothetical-C		$1,000.00	$1,025.16	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 94% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.013% through February 29, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts

Fidelity Series International Index Fund

At its July 2021 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.35 basis points, effective August 1, 2021. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2021 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also considered that FMR undertakes to pay all operating expenses of the fund with certain exceptions. Based on its review, the Board considered that the fund does not pay a management fee and concluded at its May 2021 and July 2021 meetings that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because the fund pays no advisory fees and FMR bears all expenses of the fund, with certain exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of the fund to be relevant in its decision to approve the Amended Contract.

Economies of Scale.  The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contract because the fund pays no advisory fees and FMR will continue to bear all expenses of the fund with certain exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

IIF-ANN-1221
1.9891249.103

Fidelity ZERO® Extended Market Index Fund

Fidelity ZERO® International Index Fund

Fidelity ZERO® Large Cap Index Fund

Fidelity ZERO® Total Market Index Fund

Annual Report

October 31, 2021

Contents

Note to Shareholders
Fidelity ZERO® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Large Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity ZERO® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2021	Past 1 year	Life of fundA
Fidelity ZERO® Extended Market Index Fund	51.93%	13.17%

 A From September 13, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® Extended Market Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Extended Investable Market Index℠ and S&P 500 Index performed over the same period.

Period Ending Values
$14,739	Fidelity ZERO® Extended Market Index Fund
$14,724	Fidelity U.S. Extended Investable Market Index℠
$16,766	S&P 500 Index

Fidelity ZERO® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 42.91% for the 12 months ending October 31, 2021, with U.S. equities rising on the prospect of a surge in economic growth amid strong corporate earnings, widespread COVID-19 vaccination, fiscal stimulus and fresh spending programs. After the index closed 2020 at an all-time high, investors were hopeful as the new year began. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the rally resumed through August amid strong earnings. In early September, sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging energy/other commodity prices, rising bond yields, supply constraints and disruption, valuation concerns, and the fast-spreading delta variant of the coronavirus. In addition, the Fed signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The index returned -4.65% in September, its first monthly decline since January, but sharply reversed course with a 7.01% gain in October, driven by strength in earnings and notable improvement in the economy. By sector, energy gained 111% to lead by a wide margin, followed by financials (+72%), whereas the defensive utilities (+11%) and consumer staples (+19%) groups notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2021, the fund gained 51.93%, roughly in line with the 51.87% advance of the benchmark Fidelity U.S. Extended Investable Market Index. By sector, financials gained 66% and contributed most, followed by information technology, which gained 49%, and industrials, which advanced about 54%. The consumer discretionary sector rose 56%, real estate gained 64%, and health care advanced 21%. Other notable contributors included the energy (+177%), materials (+58%), communication services (+52%), consumer staples (+21%), and utilities (+24%) sectors. Turning to individual stocks, the top contributor was Moderna (+159%), from the pharmaceuticals, biotechnology & life sciences industry. In software & services, CrowdStrike Holdings (+93%) was helpful, and Devon Energy (+375%) from the energy sector also contributed. Plug Power, within the capital goods group, rose 299%, and Zillow, within the real estate sector, gained roughly 106% and boosted the fund. Conversely, the biggest individual detractor was Zoom Video Communications (-9%), from the software & services segment, followed by Boston Beer Company (-53%), which is in the food, beverage & tobacco category. Within health care equipment & services, Quidel returned approximately -50% and hurt. Other detractors were Sarepta Therapeutics (-42%), a stock in the pharmaceuticals, biotechnology & life sciences industry, and Virgin Galactic (-63%), from the capital goods category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Snowflake Computing, Inc.	1.2
Airbnb, Inc. Class A	0.9
Palantir Technologies, Inc.	0.6
Bill.Com Holdings, Inc.	0.4
Devon Energy Corp.	0.4
Bath & Body Works, Inc.	0.3
Diamondback Energy, Inc.	0.3
AMC Entertainment Holdings, Inc. Class A	0.3
Signature Bank	0.3
Molina Healthcare, Inc.	0.3
5.0

Top Market Sectors as of October 31, 2021

% of fund's net assets
Financials	16.3
Industrials	15.9
Information Technology	14.8
Consumer Discretionary	13.6
Health Care	12.9
Real Estate	8.3
Materials	5.0
Communication Services	3.7
Energy	3.4
Consumer Staples	3.1

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.2%

Fidelity ZERO® Extended Market Index Fund

Schedule of Investments October 31, 2021

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	3,696	$236,914
ATN International, Inc.	2,222	90,613
Bandwidth, Inc. (a)	4,762	406,103
Cogent Communications Group, Inc.	8,635	661,355
Consolidated Communications Holdings, Inc. (a)	15,421	114,115
EchoStar Holding Corp. Class A (a)(b)	8,267	193,944
Globalstar, Inc. (a)(b)	138,251	228,114
IDT Corp. Class B (a)	3,891	188,208
Iridium Communications, Inc. (a)	27,577	1,118,247
Liberty Global PLC:
Class A (a)	28,816	828,172
Class C (a)	79,605	2,295,808
Liberty Latin America Ltd. Class C (a)	40,092	482,307
Lumen Technologies, Inc.	207,492	2,460,855
Ooma, Inc. (a)	4,671	107,900
Radius Global Infrastructure, Inc. (a)	11,915	206,487
		9,619,142
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	106,846	3,779,143
Cinemark Holdings, Inc. (a)(b)	21,777	409,408
Lions Gate Entertainment Corp.:
Class A (a)	14,949	193,590
Class B (a)	22,276	252,164
Live Nation Entertainment, Inc. (a)	27,403	2,771,813
LiveOne, Inc. (a)	10,888	24,934
Madison Square Garden Entertainment Corp. (a)	5,127	361,300
Madison Square Garden Sports Corp. (a)	3,544	671,623
Marcus Corp. (a)(b)	4,102	76,174
Playtika Holding Corp. (b)	21,286	601,968
Sciplay Corp. (A Shares) (a)	5,035	101,757
Warner Music Group Corp. Class A	20,238	1,001,579
World Wrestling Entertainment, Inc. Class A (b)	9,402	574,368
Zynga, Inc. (a)	212,719	1,569,866
		12,389,687
Interactive Media & Services - 0.5%
Angi, Inc. (a)(b)	15,635	195,907
Bumble, Inc. (b)	14,806	777,611
CarGurus, Inc. Class A (a)	17,788	596,610
Cars.com, Inc. (a)	14,133	184,012
Eventbrite, Inc. (a)(b)	15,856	320,925
EverQuote, Inc. Class A (a)	3,950	54,471
Liberty TripAdvisor Holdings, Inc. (a)	14,380	44,434
MediaAlpha, Inc. Class A (b)	4,561	79,954
QuinStreet, Inc. (a)	10,445	146,230
TripAdvisor, Inc. (a)(b)	20,215	666,489
TrueCar, Inc. (a)	19,691	82,505
Yelp, Inc. (a)	14,171	547,426
Ziff Davis, Inc. (a)	10,079	1,292,833
Zoominfo Technologies, Inc. (a)	37,891	2,547,033
		7,536,440
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	47,735	778,081
AMC Networks, Inc. Class A (a)(b)	5,971	237,586
Audacy, Inc. Class A (a)(b)	24,537	79,255
Boston Omaha Corp. (a)(b)	3,728	132,158
Cable One, Inc.	1,033	1,767,680
Cardlytics, Inc. (a)(b)	6,927	544,878
Cbdmd, Inc. (a)	6,249	11,061
Clear Channel Outdoor Holdings, Inc. (a)	100,734	292,129
DISH Network Corp. Class A (a)	51,896	2,131,369
E.W. Scripps Co. Class A	11,910	221,526
Fluent, Inc. (a)(b)	9,949	23,679
Gannett Co., Inc. (a)(b)	29,725	172,405
Gray Television, Inc.	17,931	420,303
iHeartMedia, Inc. (a)	22,216	430,546
Interpublic Group of Companies, Inc.	82,098	3,002,324
John Wiley & Sons, Inc. Class A	8,903	482,276
Loral Space & Communications Ltd.	2,748	136,905
Magnite, Inc.(a)	23,904	646,125
Meredith Corp. (a)	8,342	485,838
National CineMedia, Inc.	12,850	40,863
News Corp.:
Class A	83,609	1,914,646
Class B	23,453	529,100
Nexstar Broadcasting Group, Inc. Class A	8,694	1,303,491
PubMatic, Inc. (b)	4,103	117,264
Scholastic Corp.	6,339	229,408
Sinclair Broadcast Group, Inc. Class A	10,303	269,217
Sirius XM Holdings, Inc. (b)	193,267	1,176,996
TechTarget, Inc. (a)(b)	5,214	491,732
Tegna, Inc.	46,117	906,660
The New York Times Co. Class A	34,853	1,902,625
WideOpenWest, Inc. (a)	10,703	203,892
		21,082,018
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	13,713	222,973
NII Holdings, Inc. (a)(c)	10,174	2,645
Shenandoah Telecommunications Co.	10,723	296,384
Telephone & Data Systems, Inc.	20,090	376,487
U.S. Cellular Corp. (a)	3,137	95,898
		994,387

TOTAL COMMUNICATION SERVICES		51,621,674

CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.2%
Adient PLC (a)	19,715	820,538
American Axle & Manufacturing Holdings, Inc. (a)	23,370	212,200
Autoliv, Inc.	16,305	1,579,139
BorgWarner, Inc.	49,737	2,241,647
Cooper-Standard Holding, Inc. (a)	3,328	86,328
Dana, Inc.	30,458	675,863
Dorman Products, Inc. (a)	5,972	623,357
Fox Factory Holding Corp. (a)	8,798	1,416,038
Gentex Corp.	49,775	1,761,537
Gentherm, Inc. (a)	6,943	511,213
LCI Industries	5,273	736,322
Lear Corp.	12,377	2,126,987
Modine Manufacturing Co. (a)	11,579	127,369
Motorcar Parts of America, Inc. (a)	3,798	71,858
Patrick Industries, Inc.	4,773	371,864
Standard Motor Products, Inc.	4,180	200,222
Stoneridge, Inc. (a)	5,658	107,389
Tenneco, Inc. (a)	15,410	204,491
The Goodyear Tire & Rubber Co. (a)	58,643	1,121,254
Veoneer, Inc. (a)(b)	21,003	739,306
Visteon Corp. (a)	5,856	662,782
XPEL, Inc. (a)	3,553	269,673
		16,667,377
Automobiles - 0.2%
Harley-Davidson, Inc.	32,064	1,170,015
Thor Industries, Inc.	11,488	1,171,316
Winnebago Industries, Inc.	6,898	466,926
Workhorse Group, Inc. (a)(b)	23,488	158,074
		2,966,331
Distributors - 0.2%
Funko, Inc. (a)	5,031	82,458
LKQ Corp.	56,195	3,095,221
		3,177,679
Diversified Consumer Services - 0.8%
2U, Inc. (a)(b)	15,286	451,548
Adtalem Global Education, Inc. (a)	10,097	372,882
American Public Education, Inc. (a)	4,236	105,858
Aspen Group, Inc. (a)	4,830	22,943
Bright Horizons Family Solutions, Inc. (a)	12,617	2,094,422
Carriage Services, Inc.	3,287	169,116
Frontdoor, Inc. (a)	17,930	668,430
Graham Holdings Co.	816	478,054
Grand Canyon Education, Inc. (a)	9,520	758,744
H&R Block, Inc.	37,240	859,127
Houghton Mifflin Harcourt Co. (a)	26,232	372,232
Laureate Education, Inc. Class A	20,695	358,437
OneSpaWorld Holdings Ltd. (a)(b)	10,963	118,400
Perdoceo Education Corp. (a)	14,804	157,218
Regis Corp. (a)(b)	4,397	11,872
Service Corp. International	34,787	2,382,562
Strategic Education, Inc.	4,641	316,563
Stride, Inc. (a)	8,854	314,317
Terminix Global Holdings, Inc. (a)	26,092	1,056,204
Vivint Smart Home, Inc. Class A (a)	8,101	73,476
WW International, Inc. (a)	11,173	193,963
Xpresspa Group, Inc. (a)(b)	18,934	25,182
		11,361,550
Hotels, Restaurants & Leisure - 3.3%
Accel Entertainment, Inc. (a)	12,512	152,396
Airbnb, Inc. Class A	70,062	11,956,781
ARAMARK Holdings Corp.	52,796	1,925,998
Bally's Corp. (a)	6,189	283,518
BJ's Restaurants, Inc. (a)(b)	5,052	168,333
Bloomin' Brands, Inc. (a)(b)	17,307	374,177
Boyd Gaming Corp. (a)	17,120	1,091,914
Brinker International, Inc. (a)	9,375	393,375
Carrols Restaurant Group, Inc.	8,293	30,435
Century Casinos, Inc. (a)	6,032	89,274
Choice Hotels International, Inc.	6,791	954,950
Churchill Downs, Inc.	7,179	1,651,170
Chuy's Holdings, Inc. (a)	4,245	123,784
Cracker Barrel Old Country Store, Inc.	5,024	669,046
Dave & Buster's Entertainment, Inc. (a)	7,874	292,362
Del Taco Restaurants, Inc.	7,268	60,615
Denny's Corp. (a)(b)	13,012	206,891
Dine Brands Global, Inc. (a)	3,569	301,616
Drive Shack, Inc. (a)	18,940	49,244
El Pollo Loco Holdings, Inc. (a)	4,275	62,843
Everi Holdings, Inc. (a)	18,843	452,232
Fiesta Restaurant Group, Inc. (a)(b)	3,367	35,488
GAN Ltd. (a)(b)	8,224	117,439
Golden Entertainment, Inc. (a)	4,256	221,184
Hilton Grand Vacations, Inc. (a)	18,541	932,241
Hyatt Hotels Corp. Class A (a)	10,047	856,004
Jack in the Box, Inc.	4,387	434,094
Lindblad Expeditions Holdings (a)	6,218	92,959
Marriott Vacations Worldwide Corp.	8,923	1,402,874
Monarch Casino & Resort, Inc. (a)	2,772	200,194
Noodles & Co. (a)	7,730	93,920
Norwegian Cruise Line Holdings Ltd. (a)(b)	76,752	1,974,061
Papa John's International, Inc.	6,783	841,635
Planet Fitness, Inc. (a)	17,377	1,382,340
Playa Hotels & Resorts NV (a)	26,703	227,243
PlayAGS, Inc. (a)	5,484	48,369
RCI Hospitality Holdings, Inc.	1,762	119,464
Red Robin Gourmet Burgers, Inc. (a)	3,288	65,333
Red Rock Resorts, Inc. (a)	12,632	687,307
Ruth's Hospitality Group, Inc. (a)	6,631	128,244
Scientific Games Corp. Class A (a)	19,976	1,599,079
SeaWorld Entertainment, Inc. (a)	10,746	682,371
Shake Shack, Inc. Class A (a)	8,051	556,888
Six Flags Entertainment Corp. (a)	16,205	666,512
Texas Roadhouse, Inc. Class A	14,540	1,291,297
The Cheesecake Factory, Inc. (a)	10,018	407,132
Travel+Leisure Co.	18,069	981,869
Vail Resorts, Inc.	8,392	2,892,806
Wendy's Co.	37,079	826,862
Wingstop, Inc.	6,196	1,068,624
Wyndham Hotels & Resorts, Inc.	19,361	1,635,424
Wynn Resorts Ltd. (a)	21,944	1,970,571
		45,730,782
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	1,767	29,845
Beazer Homes U.S.A., Inc. (a)	6,498	117,679
Casper Sleep, Inc. (a)(b)	4,928	17,938
Cavco Industries, Inc. (a)	1,747	419,944
Century Communities, Inc.	6,302	422,612
Dream Finders Homes, Inc. (b)	3,696	58,656
Ethan Allen Interiors, Inc. (b)	4,663	108,228
Flexsteel Industries, Inc.	1,281	35,868
GoPro, Inc. Class A (a)	26,284	226,305
Green Brick Partners, Inc. (a)	10,441	271,988
Helen of Troy Ltd. (a)	5,033	1,132,173
Hooker Furnishings Corp.	2,654	66,907
Hovnanian Enterprises, Inc. Class A (a)	1,020	85,945
Installed Building Products, Inc.	4,828	613,397
iRobot Corp. (a)(b)	5,757	480,249
KB Home	18,790	754,419
La-Z-Boy, Inc.	9,132	303,548
Leggett & Platt, Inc.	27,568	1,291,561
LGI Homes, Inc. (a)	4,538	677,523
Lovesac (a)(b)	2,769	216,010
M.D.C. Holdings, Inc.	11,869	581,344
M/I Homes, Inc. (a)	6,216	355,928
Meritage Homes Corp. (a)	7,850	853,374
Mohawk Industries, Inc. (a)	11,584	2,052,801
Newell Brands, Inc.	78,305	1,792,401
Purple Innovation, Inc. (a)	11,862	228,937
Skyline Champion Corp. (a)	11,074	701,206
Sonos, Inc. (a)	26,229	855,590
Taylor Morrison Home Corp. (a)	26,106	797,016
Tempur Sealy International, Inc.	40,950	1,821,047
Toll Brothers, Inc.	24,055	1,447,389
TopBuild Corp. (a)	6,829	1,754,848
TRI Pointe Homes, Inc. (a)	23,706	573,448
Tupperware Brands Corp. (a)(b)	10,600	235,744
Universal Electronics, Inc. (a)	3,056	125,846
VOXX International Corp.(a)	2,842	32,143
Vuzix Corp. (a)(b)	12,186	130,268
Whirlpool Corp.	13,085	2,758,711
ZAGG, Inc. rights (a)(c)	4,373	394
		24,429,230
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	5,466	175,568
CarParts.com, Inc. (a)(b)	9,469	144,213
Chewy, Inc. (a)(b)	18,066	1,369,403
Duluth Holdings, Inc. (a)(b)	2,424	34,736
Groupon, Inc. (a)(b)	4,609	97,803
Lands' End, Inc. (a)(b)	2,578	67,750
Liquidity Services, Inc. (a)	5,654	124,840
Overstock.com, Inc. (a)(b)	8,999	856,975
PetMed Express, Inc.	4,512	128,276
Poshmark, Inc. (b)	3,357	81,676
Quotient Technology, Inc. (a)	18,757	120,795
Qurate Retail, Inc. Series A	76,689	800,633
Revolve Group, Inc. (a)	7,851	589,139
Shutterstock, Inc.	4,961	601,025
Stitch Fix, Inc. (a)	14,771	511,077
The RealReal, Inc. (a)	16,548	215,620
Waitr Holdings, Inc. (a)(b)	18,614	36,111
		5,955,640
Leisure Products - 0.7%
Acushnet Holdings Corp.	7,281	370,894
American Outdoor Brands, Inc. (a)	3,142	71,575
AMMO, Inc. (b)	18,049	109,016
Brunswick Corp.	16,056	1,494,653
Callaway Golf Co. (a)	24,568	664,564
Clarus Corp. (b)	5,274	145,457
Johnson Outdoors, Inc. Class A	1,539	163,411
Malibu Boats, Inc. Class A (a)	4,264	301,081
MasterCraft Boat Holdings, Inc. (a)	3,949	105,754
Mattel, Inc. (a)	72,285	1,576,536
Nautilus, Inc. (a)(b)	6,496	66,454
Polaris, Inc.	11,792	1,355,490
Smith & Wesson Brands, Inc.	9,827	211,281
Sturm, Ruger & Co., Inc.	3,733	294,459
Vista Outdoor, Inc. (a)	11,731	490,825
YETI Holdings, Inc. (a)	18,195	1,789,114
		9,210,564
Multiline Retail - 0.4%
Big Lots, Inc.	7,094	313,910
Dillard's, Inc. Class A (b)	917	211,955
Franchise Group, Inc.	5,662	208,362
Kohl's Corp.	32,403	1,572,518
Macy's, Inc.	64,993	1,720,365
Nordstrom, Inc. (a)	23,379	671,679
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	12,660	856,576
		5,555,365
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (a)	12,628	499,311
Academy Sports & Outdoors, Inc.	18,192	778,254
Advance Auto Parts, Inc.	13,630	3,073,838
America's Car Mart, Inc. (a)	1,341	160,236
American Eagle Outfitters, Inc. (b)	32,010	759,917
Asbury Automotive Group, Inc. (a)	4,048	792,234
AutoNation, Inc. (a)(b)	9,124	1,105,099
Barnes & Noble Education, Inc. (a)(b)	6,967	72,317
Bath & Body Works, Inc.	55,106	3,807,274
Bed Bath & Beyond, Inc. (a)(b)	21,453	301,200
Big 5 Sporting Goods Corp. (b)	4,384	106,005
Boot Barn Holdings, Inc. (a)	6,085	635,822
Caleres, Inc.	7,759	178,923
Camping World Holdings, Inc. (b)	8,568	319,158
Chico's FAS, Inc. (a)(b)	27,150	148,239
Citi Trends, Inc. (a)(b)	1,913	147,990
Conn's, Inc. (a)	4,155	92,532
Designer Brands, Inc. Class A (a)(b)	12,585	170,275
Dick's Sporting Goods, Inc.	13,591	1,688,138
Five Below, Inc. (a)	11,681	2,304,661
Floor & Decor Holdings, Inc. Class A (a)	21,938	2,981,813
Foot Locker, Inc.	18,856	898,866
GameStop Corp. Class A (a)(b)	12,955	2,377,372
Gap, Inc.	45,034	1,021,821
Genesco, Inc. (a)	2,865	173,590
Group 1 Automotive, Inc.	3,756	675,329
GrowGeneration Corp. (a)(b)	11,067	233,292
Guess?, Inc.	8,445	174,896
Haverty Furniture Companies, Inc.	3,435	98,585
Hibbett, Inc. (b)	3,098	239,909
Leslie's, Inc. (b)	26,778	553,769
Lithia Motors, Inc. Class A (sub. vtg.)	6,313	2,015,236
Lumber Liquidators Holdings, Inc. (a)(b)	5,839	105,569
MarineMax, Inc. (a)	4,461	231,035
Monro, Inc. (b)	6,798	419,844
Murphy U.S.A., Inc.	4,979	811,328
National Vision Holdings, Inc. (a)(b)	17,051	1,051,024
OneWater Marine, Inc. Class A	2,084	92,405
Party City Holdco, Inc. (a)	24,208	175,992
Penske Automotive Group, Inc.	6,542	693,779
Petco Health & Wellness Co., Inc. (b)	16,730	413,733
Rent-A-Center, Inc.	12,739	678,479
RH (a)	3,556	2,345,644
Sally Beauty Holdings, Inc. (a)	23,161	353,437
Shoe Carnival, Inc.	3,826	129,587
Signet Jewelers Ltd.	10,995	980,534
Sleep Number Corp. (a)(b)	4,851	428,537
Sonic Automotive, Inc. Class A (sub. vtg.)	4,262	210,671
Sportsman's Warehouse Holdings, Inc. (a)	9,503	164,022
The Aaron's Co., Inc.	7,153	167,309
The Buckle, Inc.	6,239	259,667
The Cato Corp. Class A (sub. vtg.)	3,759	66,271
The Children's Place, Inc. (a)	2,857	236,817
The ODP Corp. (a)	9,659	418,235
Tilly's, Inc.	4,519	62,724
TravelCenters of America LLC (a)	2,438	131,433
Urban Outfitters, Inc. (a)	13,530	432,013
Victoria's Secret & Co. (a)	15,688	791,773
Vroom, Inc. (a)(b)	26,129	499,848
Williams-Sonoma, Inc.	15,671	2,910,575
Winmark Corp.	622	144,814
Zumiez, Inc. (a)	4,565	185,796
		44,178,796
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	31,503	1,677,220
Carter's, Inc.	9,224	908,748
Columbia Sportswear Co.	7,333	761,459
Crocs, Inc. (a)	13,029	2,103,532
Deckers Outdoor Corp. (a)	5,776	2,283,311
Fossil Group, Inc. (a)	9,713	114,808
G-III Apparel Group Ltd. (a)	8,913	255,447
Hanesbrands, Inc.	73,015	1,244,176
Kontoor Brands, Inc.	9,815	520,195
Lakeland Industries, Inc. (a)	1,626	34,000
Levi Strauss & Co. Class A	18,768	491,346
Movado Group, Inc.	3,419	113,853
Oxford Industries, Inc.	3,238	300,227
PVH Corp.	14,787	1,616,663
Ralph Lauren Corp.	10,089	1,283,018
Samsonite International SA (a)(d)	294,600	634,599
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	28,046	1,296,006
Steven Madden Ltd.	16,135	727,689
Superior Group of Companies, Inc.	2,224	57,802
Tapestry, Inc.	58,271	2,271,404
Under Armour, Inc.:
Class A (sub. vtg.) (a)	40,851	897,088
Class C (non-vtg.) (a)	41,311	779,952
Unifi, Inc. (a)	2,760	66,295
Vera Bradley, Inc. (a)	5,080	49,835
Wolverine World Wide, Inc.	17,213	570,955
		21,059,628

TOTAL CONSUMER DISCRETIONARY		190,292,942

CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	1,968	969,201
Celsius Holdings, Inc. (a)	7,955	767,817
Coca-Cola Bottling Co. Consolidated	953	382,534
MGP Ingredients, Inc.	2,800	179,788
Molson Coors Beverage Co. Class B	38,948	1,717,217
National Beverage Corp. (b)	4,773	269,197
Newage, Inc. (a)(b)	26,443	39,136
		4,324,890
Food & Staples Retailing - 0.7%
Andersons, Inc.	6,646	226,363
BJ's Wholesale Club Holdings, Inc. (a)	28,443	1,662,209
Blue Apron Holdings, Inc.:
rights 10/28/21 (a)(c)	2,335	0
Class A (a)(b)	3,671	33,590
Casey's General Stores, Inc.	7,719	1,478,497
Chefs' Warehouse Holdings (a)	6,844	238,650
Grocery Outlet Holding Corp. (a)(b)	17,960	398,532
Ingles Markets, Inc. Class A	2,881	199,336
Natural Grocers by Vitamin Cottage, Inc.	2,836	34,542
Performance Food Group Co. (a)	31,865	1,441,254
PriceSmart, Inc.	5,060	364,067
Rite Aid Corp. (a)(b)	12,197	165,757
SpartanNash Co.	7,800	180,492
Sprouts Farmers Market LLC (a)	23,487	520,002
U.S. Foods Holding Corp. (a)	46,413	1,609,139
United Natural Foods, Inc. (a)	11,593	503,020
Weis Markets, Inc.	3,598	202,603
		9,258,053
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	13,741	404,535
Beyond Meat, Inc. (a)(b)	12,567	1,243,882
Bunge Ltd.	29,424	2,725,839
Cal-Maine Foods, Inc. (a)(b)	7,690	277,301
Calavo Growers, Inc.	3,526	141,745
Campbell Soup Co.	42,033	1,679,218
Darling Ingredients, Inc. (a)	33,784	2,855,424
Flowers Foods, Inc.	41,430	1,025,393
Fresh Del Monte Produce, Inc.	6,871	230,110
Freshpet, Inc. (a)	9,070	1,414,104
Hostess Brands, Inc. Class A (a)	26,543	501,928
Ingredion, Inc.	13,802	1,314,364
J&J Snack Foods Corp. (b)	3,046	449,437
John B. Sanfilippo & Son, Inc.	1,986	167,817
Laird Superfood, Inc. (a)	651	11,366
Lamb Weston Holdings, Inc.	30,083	1,698,185
Lancaster Colony Corp.	4,151	705,670
Landec Corp. (a)	5,653	54,947
Pilgrim's Pride Corp. (a)	9,989	281,290
Post Holdings, Inc. (a)	12,250	1,243,130
Sanderson Farms, Inc.	4,386	830,928
Seaboard Corp.	55	211,751
Seneca Foods Corp. Class A (a)	1,435	74,089
The Hain Celestial Group, Inc. (a)	17,539	786,975
The Simply Good Foods Co. (a)	17,401	689,950
Tootsie Roll Industries, Inc. (b)	3,983	126,062
TreeHouse Foods, Inc. (a)	11,408	412,285
Vital Farms, Inc. (a)(b)	5,279	86,681
Whole Earth Brands, Inc. Class A (a)(b)	7,590	92,067
		21,736,473
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,163	111,568
Central Garden & Pet Co. Class A (non-vtg.) (a)	8,003	369,739
Energizer Holdings, Inc.	13,073	476,772
Reynolds Consumer Products, Inc.	11,454	309,029
Spectrum Brands Holdings, Inc.	8,886	833,063
WD-40 Co. (b)	2,886	655,122
		2,755,293
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)(b)	7,701	206,541
Coty, Inc. Class A (a)	68,756	583,051
Edgewell Personal Care Co.	11,054	386,779
elf Beauty, Inc. (a)(b)	9,703	313,504
Herbalife Nutrition Ltd. (a)	21,248	985,907
Inter Parfums, Inc.	3,619	334,323
MediFast, Inc.	2,420	474,973
Nu Skin Enterprises, Inc. Class A	10,228	410,654
The Honest Co., Inc. (b)	5,365	49,090
USANA Health Sciences, Inc. (a)	2,568	249,250
Veru, Inc. (a)	12,986	106,096
		4,100,168
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	34,748	95,210
Turning Point Brands, Inc.	2,938	112,143
Universal Corp.	5,086	239,042
Vector Group Ltd.	27,564	365,499
		811,894

TOTAL CONSUMER STAPLES		42,986,771

ENERGY - 3.4%
Energy Equipment & Services - 0.6%
Archrock, Inc.	27,531	225,479
Aspen Aerogels, Inc. (a)	5,064	275,785
Bristow Group, Inc. (a)	5,031	174,073
Cactus, Inc.	12,195	530,483
Championx Corp. (a)	42,076	1,103,653
Core Laboratories NV	9,642	250,788
DMC Global, Inc. (a)	3,774	157,678
Dril-Quip, Inc. (a)	6,891	162,352
Expro Group Holdings NV (a)	5,874	100,739
Helix Energy Solutions Group, Inc. (a)	28,972	109,514
Helmerich & Payne, Inc.	22,536	699,517
Liberty Oilfield Services, Inc. Class A (a)	21,349	275,829
Nabors Industries Ltd. (a)	1,557	159,593
Newpark Resources, Inc. (a)	19,887	67,616
Nextier Oilfield Solutions, Inc. (a)	32,233	143,759
NOV, Inc. (a)	81,320	1,140,106
Oceaneering International, Inc. (a)	21,410	291,176
Oil States International, Inc. (a)	12,300	74,538
Patterson-UTI Energy, Inc.	40,443	346,192
ProPetro Holding Corp. (a)	16,936	162,416
RPC, Inc. (a)(b)	17,227	92,854
Select Energy Services, Inc. Class A (a)	12,893	77,487
Solaris Oilfield Infrastructure, Inc. Class A	7,022	53,297
TechnipFMC PLC (a)	88,802	654,471
TETRA Technologies, Inc. (a)	26,398	85,266
Tidewater, Inc. (a)	7,492	90,878
Transocean Ltd. (United States) (a)(b)	125,610	443,403
U.S. Silica Holdings, Inc. (a)	16,147	156,303
		8,105,245
Oil, Gas & Consumable Fuels - 2.8%
Alto Ingredients, Inc. (a)(b)	13,439	71,495
Antero Resources Corp. (a)	59,686	1,185,961
APA Corp.	78,348	2,053,501
Arch Resources, Inc. (b)	3,283	299,016
Berry Corp.	14,108	135,578
Bonanza Creek Energy, Inc.	6,360	357,050
Brigham Minerals, Inc. Class A	9,173	212,630
Callon Petroleum Co. (a)(b)	8,075	417,720
Centennial Resource Development, Inc. Class A (a)(b)	37,215	267,948
Clean Energy Fuels Corp. (a)(b)	34,887	321,658
CNX Resources Corp. (a)	45,470	664,317
Comstock Resources, Inc. (a)	18,689	184,460
CONSOL Energy, Inc. (a)	6,640	182,666
Contango Oil & Gas Co. (a)(b)	29,449	121,624
Continental Resources, Inc.	12,331	601,876
Coterra Energy, Inc.	83,082	1,771,308
CVR Energy, Inc. (b)	5,942	113,908
Delek U.S. Holdings, Inc. (a)	15,051	292,742
Denbury, Inc. (a)	10,488	887,914
Devon Energy Corp.	131,174	5,257,454
Diamondback Energy, Inc.	35,471	3,802,136
EQT Corp. (a)	57,614	1,147,095
Equitrans Midstream Corp.	84,957	875,907
Green Plains, Inc. (a)(b)	11,010	417,830
HollyFrontier Corp.	31,133	1,052,295
International Seaways, Inc.	8,690	152,510
Kosmos Energy Ltd. (a)	85,918	309,305
Laredo Petroleum, Inc. (a)(b)	2,772	209,009
Magnolia Oil & Gas Corp. Class A	29,153	608,715
Marathon Oil Corp.	164,488	2,684,444
Matador Resources Co.	23,030	963,806
Murphy Oil Corp.	30,395	845,893
National Energy Services Reunited Corp. (a)	8,171	95,601
Northern Oil & Gas, Inc.	11,093	256,914
Ovintiv, Inc.	54,122	2,030,657
Par Pacific Holdings, Inc. (a)	9,769	151,029
PBF Energy, Inc. Class A (a)	19,388	283,259
PDC Energy, Inc.	20,645	1,079,940
Peabody Energy Corp. (a)	17,387	206,731
Range Resources Corp. (a)	53,844	1,255,642
Ranger Oil Corp. (a)	3,068	101,367
Renewable Energy Group, Inc. (a)	10,524	673,536
Rex American Resources Corp. (a)	1,159	101,934
SM Energy Co.	25,353	870,115
Southwestern Energy Co. (a)	141,702	691,506
Talos Energy, Inc. (a)	8,348	108,274
Targa Resources Corp.	47,565	2,600,379
Teekay Corp. (a)	12,716	45,015
Teekay Tankers Ltd. (a)(b)	4,786	66,430
Tellurian, Inc. (a)(b)	78,607	308,139
Uranium Energy Corp. (a)(b)	48,064	178,798
W&T Offshore, Inc. (a)	19,318	79,397
World Fuel Services Corp.	13,384	408,614
		40,063,048

TOTAL ENERGY		48,168,293

FINANCIALS - 16.3%
Banks - 5.8%
1st Source Corp.	3,770	182,016
Allegiance Bancshares, Inc.	4,092	160,284
Ameris Bancorp	13,960	731,364
Associated Banc-Corp.	31,990	712,737
Atlantic Union Bankshares Corp.	16,235	582,349
Banc of California, Inc.	9,410	191,305
BancFirst Corp.	3,930	255,489
Bancorp, Inc., Delaware (a)	11,735	358,504
Bank of Hawaii Corp.	8,440	713,180
Bank OZK	25,481	1,138,236
BankUnited, Inc.	19,555	793,151
Banner Corp.	7,000	404,320
Berkshire Hills Bancorp, Inc.	9,869	267,943
BOK Financial Corp.	6,329	640,305
Brookline Bancorp, Inc., Delaware	15,656	251,279
Bryn Mawr Bank Corp.	4,158	192,682
Cadence Bank	22,993	667,257
Camden National Corp.	3,139	149,416
Cathay General Bancorp	16,456	694,279
Central Pacific Financial Corp.	5,555	152,707
CIT Group, Inc.	20,664	1,023,488
City Holding Co.	3,249	258,555
Columbia Banking Systems, Inc.	14,755	503,588
Comerica, Inc.	27,832	2,368,225
Commerce Bancshares, Inc.	22,097	1,558,059
Community Bank System, Inc.	11,295	809,513
Community Trust Bancorp, Inc.	2,849	124,444
ConnectOne Bancorp, Inc.	7,732	260,800
CrossFirst Bankshares, Inc. (a)	9,955	141,660
Cullen/Frost Bankers, Inc.	11,785	1,526,158
Customers Bancorp, Inc. (a)	6,107	325,442
CVB Financial Corp.	25,989	520,300
Dime Community Bancshares, Inc.	6,832	243,766
Eagle Bancorp, Inc.	6,513	368,571
East West Bancorp, Inc.	29,626	2,354,674
Eastern Bankshares, Inc.	35,524	737,833
Enterprise Financial Services Corp.	7,984	375,408
FB Financial Corp.	7,261	329,141
First Bancorp, North Carolina	5,820	281,804
First Bancorp, Puerto Rico	42,762	583,701
First Bancshares, Inc.	4,639	186,720
First Busey Corp.	10,640	271,214
First Citizens Bancshares, Inc. (b)	1,493	1,215,153
First Commonwealth Financial Corp.	19,119	292,521
First Financial Bancorp, Ohio	19,479	463,211
First Financial Bankshares, Inc.	26,780	1,358,282
First Financial Corp., Indiana	2,326	99,669
First Foundation, Inc.	8,293	220,677
First Hawaiian, Inc.	27,230	751,276
First Horizon National Corp.	114,655	1,945,695
First Interstate Bancsystem, Inc.	7,359	305,914
First Merchants Corp.	11,003	457,505
First Midwest Bancorp, Inc., Delaware	23,160	445,830
Five Star Bancorp	1,216	33,343
Flushing Financial Corp.	5,958	143,111
FNB Corp., Pennsylvania	67,365	784,802
Fulton Financial Corp.	34,180	550,298
German American Bancorp, Inc.	5,000	197,100
Glacier Bancorp, Inc.	20,040	1,108,012
Great Southern Bancorp, Inc.	2,126	119,970
Great Western Bancorp, Inc.	11,257	383,301
Hancock Whitney Corp.	18,108	895,984
Hanmi Financial Corp.	6,982	154,931
HarborOne Bancorp, Inc.	9,970	143,269
Heartland Financial U.S.A., Inc.	8,094	405,671
Heritage Commerce Corp.	12,313	147,633
Heritage Financial Corp., Washington	7,801	193,777
Hilltop Holdings, Inc.	12,681	449,415
Home Bancshares, Inc.	31,783	755,164
Hope Bancorp, Inc.	24,774	361,453
Horizon Bancorp, Inc. Indiana	8,221	156,774
Independent Bank Corp.	4,352	98,051
Independent Bank Corp., Massachusetts	6,956	587,782
Independent Bank Group, Inc.	7,838	566,609
International Bancshares Corp.	10,872	460,973
Investors Bancorp, Inc.	47,278	723,353
Lakeland Bancorp, Inc.	9,974	179,333
Lakeland Financial Corp. (b)	5,181	372,358
Live Oak Bancshares, Inc. (b)	6,653	593,315
Midland States Bancorp, Inc.	4,682	120,140
National Bank Holdings Corp.	6,621	287,153
NBT Bancorp, Inc.	8,673	318,212
Nicolet Bankshares, Inc. (a)	2,153	154,779
OceanFirst Financial Corp.	12,253	271,649
OFG Bancorp	10,859	281,248
Old National Bancorp, Indiana (b)	34,665	592,078
Origin Bancorp, Inc.	4,767	212,608
Pacific Premier Bancorp, Inc.	19,958	838,036
PacWest Bancorp	24,433	1,159,835
Park National Corp.	2,936	377,540
Peoples Bancorp, Inc.	4,740	151,490
Peoples United Financial, Inc.	88,897	1,523,695
Pinnacle Financial Partners, Inc.	15,875	1,533,049
Popular, Inc.	16,819	1,369,739
Preferred Bank, Los Angeles	2,952	202,419
Prosperity Bancshares, Inc.	19,268	1,451,073
QCR Holdings, Inc.	3,226	177,882
Renasant Corp.	11,848	443,234
S&T Bancorp, Inc.	8,226	251,387
Sandy Spring Bancorp, Inc.	9,682	459,508
Seacoast Banking Corp., Florida	11,332	412,825
ServisFirst Bancshares, Inc.	10,264	824,302
Signature Bank	12,644	3,765,636
Silvergate Capital Corp. (a)	5,532	866,422
Simmons First National Corp. Class A	22,793	681,283
Southside Bancshares, Inc.	6,787	280,439
Southstate Corp.	14,643	1,143,472
Sterling Bancorp	40,192	1,022,886
Stock Yards Bancorp, Inc.	4,994	305,883
Synovus Financial Corp.	30,479	1,420,017
Texas Capital Bancshares, Inc. (a)	10,658	645,875
Tompkins Financial Corp.	2,613	214,553
TowneBank	13,417	422,904
Trico Bancshares	5,755	252,242
TriState Capital Holdings, Inc. (a)	5,902	177,355
Triumph Bancorp, Inc. (a)	4,942	579,697
Trustmark Corp.	12,671	403,065
UMB Financial Corp.	9,020	891,356
Umpqua Holdings Corp.	46,061	941,947
United Bankshares, Inc., West Virginia	27,033	999,951
United Community Bank, Inc.	18,179	633,356
Univest Corp. of Pennsylvania	6,249	179,346
Valley National Bancorp	84,822	1,124,740
Veritex Holdings, Inc.	10,235	419,123
Washington Trust Bancorp, Inc.	3,631	198,470
Webster Financial Corp.	18,895	1,057,364
WesBanco, Inc.	13,755	478,261
Westamerica Bancorp.	5,632	314,040
Western Alliance Bancorp.	21,759	2,526,002
Wintrust Financial Corp.	11,866	1,050,141
Zions Bancorp NA	33,701	2,122,826
		81,045,915
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	8,596	1,443,096
Apollo Global Management LLC Class A	43,660	3,359,637
Ares Management Corp.	34,011	2,882,092
Artisan Partners Asset Management, Inc.	13,708	679,094
Assetmark Financial Holdings, Inc. (a)	3,723	95,458
B. Riley Financial, Inc.	3,327	238,413
BGC Partners, Inc. Class A	69,828	374,976
Blucora, Inc. (a)	10,133	167,397
BrightSphere Investment Group, Inc.	12,217	366,266
Carlyle Group LP	28,802	1,617,232
Cboe Global Markets, Inc.	22,222	2,931,971
Cohen & Steers, Inc.	5,270	500,070
Coinbase Global, Inc. (a)	5,979	1,909,812
Cowen Group, Inc. Class A	5,869	221,437
Diamond Hill Investment Group, Inc.	672	145,730
Donnelley Financial Solutions, Inc. (a)	6,045	231,644
Evercore, Inc. Class A	8,233	1,250,099
FactSet Research Systems, Inc.	7,858	3,488,088
Federated Hermes, Inc.	20,348	677,792
Focus Financial Partners, Inc. Class A (a)	10,621	667,636
Franklin Resources, Inc.	58,429	1,839,929
Greenhill & Co., Inc.	3,188	50,115
Hamilton Lane, Inc. Class A	7,160	748,292
Houlihan Lokey	10,525	1,179,642
Interactive Brokers Group, Inc.	18,286	1,295,563
Invesco Ltd.	70,942	1,802,636
Janus Henderson Group PLC	35,803	1,664,840
Jefferies Financial Group, Inc.	41,009	1,763,387
Lazard Ltd. Class A	23,505	1,151,510
LPL Financial	16,733	2,744,547
Moelis & Co. Class A	12,721	925,326
Morningstar, Inc.	4,930	1,561,578
Open Lending Corp. (a)	21,121	665,734
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,812	94,315
Piper Jaffray Companies	2,998	493,741
PJT Partners, Inc.	5,375	439,621
Sculptor Capital Management, Inc. Class A	3,994	105,841
SEI Investments Co.	22,429	1,413,924
StepStone Group, Inc. Class A	8,399	394,585
Stifel Financial Corp.	21,793	1,588,056
StoneX Group, Inc. (a)	3,512	242,714
Tradeweb Markets, Inc. Class A	21,950	1,955,745
Victory Capital Holdings, Inc.	3,525	133,598
Virtu Financial, Inc. Class A	18,582	462,320
Virtus Investment Partners, Inc.	1,477	472,640
WisdomTree Investments, Inc.	25,006	159,788
		48,597,927
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)(b)	1,862	1,113,867
CURO Group Holdings Corp.	4,305	73,960
Encore Capital Group, Inc. (a)(b)	6,100	329,522
Enova International, Inc. (a)	7,716	250,307
EZCORP, Inc. (non-vtg.) Class A (a)	11,117	82,933
First Cash Financial Services, Inc.	8,434	746,156
Green Dot Corp. Class A (a)	11,279	477,778
LendingClub Corp. (a)	20,571	945,443
LendingTree, Inc. (a)(b)	2,356	380,235
Navient Corp.	34,523	680,103
Nelnet, Inc. Class A	4,074	336,635
OneMain Holdings, Inc.	21,442	1,132,352
PRA Group, Inc. (a)(b)	9,650	413,792
PROG Holdings, Inc.	13,681	553,396
SLM Corp.	64,026	1,174,877
Upstart Holdings, Inc.	9,610	3,094,804
World Acceptance Corp. (a)(b)	895	165,924
		11,952,084
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	1,664	124,783
Cannae Holdings, Inc. (a)	17,164	585,292
Equitable Holdings, Inc.	79,925	2,677,488
Voya Financial, Inc.	23,620	1,647,967
		5,035,530
Insurance - 3.8%
Alleghany Corp. (a)	2,882	1,877,277
AMBAC Financial Group, Inc. (a)	9,410	159,123
American Equity Investment Life Holding Co.	17,119	545,583
American Financial Group, Inc.	13,749	1,870,414
American National Group, Inc.	2,656	503,870
Amerisafe, Inc.	4,052	240,243
Argo Group International Holdings, Ltd.	7,041	387,959
Assurant, Inc.	12,224	1,971,853
Assured Guaranty Ltd.	15,064	837,257
Athene Holding Ltd. (a)	27,180	2,364,932
Axis Capital Holdings Ltd.	16,018	834,057
Brighthouse Financial, Inc. (a)	17,324	870,185
Brown & Brown, Inc.	48,611	3,067,840
BRP Group, Inc. (a)	10,657	388,981
CNO Financial Group, Inc.	26,604	642,221
eHealth, Inc. (a)	4,860	215,541
Employers Holdings, Inc.	6,087	234,958
Enstar Group Ltd. (a)	2,552	588,951
Erie Indemnity Co. Class A	5,168	1,063,626
Everest Re Group Ltd.	8,303	2,171,235
Fidelity National Financial, Inc.	59,266	2,839,434
First American Financial Corp.	22,800	1,667,592
Genworth Financial, Inc. Class A (a)	103,525	425,488
Globe Life, Inc.	19,471	1,733,308
GoHealth, Inc. (a)	13,837	74,720
Goosehead Insurance	4,056	585,281
Greenlight Capital Re, Ltd. (a)(b)	5,173	38,435
Hanover Insurance Group, Inc.	7,436	936,936
HCI Group, Inc.	1,413	189,356
Heritage Insurance Holdings, Inc.	5,910	38,651
Horace Mann Educators Corp.	8,781	344,040
James River Group Holdings Ltd.	7,897	252,309
Kemper Corp.	12,483	792,421
Kinsale Capital Group, Inc.	4,507	843,485
Lemonade, Inc. (a)(b)	7,860	488,578
Lincoln National Corp.	36,825	2,656,924
Loews Corp.	41,815	2,344,567
MBIA, Inc. (a)(b)	9,911	154,017
Mercury General Corp.	5,703	310,756
National Western Life Group, Inc.	482	103,635
Old Republic International Corp.	59,056	1,525,416
Palomar Holdings, Inc. (a)	4,969	454,415
Primerica, Inc.	8,196	1,378,895
ProAssurance Corp.	10,931	250,429
Reinsurance Group of America, Inc.	14,067	1,661,031
RenaissanceRe Holdings Ltd.	9,785	1,387,513
RLI Corp.	8,321	901,248
Root, Inc. (b)	17,676	82,017
Safety Insurance Group, Inc.	3,021	236,877
Selective Insurance Group, Inc.	12,574	985,424
Selectquote, Inc. (a)(b)	25,588	340,065
Siriuspoint Ltd. (a)	17,611	165,543
Stewart Information Services Corp.	5,632	400,829
Trean Insurance Group, Inc. (a)	4,114	38,672
Trupanion, Inc. (a)	7,156	732,774
United Fire Group, Inc.	4,539	92,732
Universal Insurance Holdings, Inc.	6,274	92,667
Unum Group	42,664	1,086,652
W.R. Berkley Corp.	29,126	2,318,430
White Mountains Insurance Group Ltd.	637	672,029
		52,459,697
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	3,044	35,219
AGNC Investment Corp.	109,425	1,742,046
Annaly Capital Management, Inc.	299,709	2,535,538
Apollo Commercial Real Estate Finance, Inc.	27,427	415,245
Arbor Realty Trust, Inc.	30,182	606,960
Ares Commercial Real Estate Corp.	9,730	151,983
Armour Residential REIT, Inc.	16,384	172,360
Blackstone Mortgage Trust, Inc.	32,988	1,085,305
BrightSpire Capital, Inc.	19,059	186,969
Broadmark Realty Capital, Inc.	28,259	291,633
Cherry Hill Mortgage Investment Corp.	3,346	30,516
Chimera Investment Corp.	49,221	768,340
Dynex Capital, Inc.	7,134	124,845
Ellington Financial LLC	10,418	189,399
Franklin BSP Realty Trust, Inc. (a)	6,920	113,557
Granite Point Mortgage Trust, Inc.	11,137	149,236
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,536	998,774
Invesco Mortgage Capital, Inc.	58,833	184,736
KKR Real Estate Finance Trust, Inc. (b)	8,385	182,038
Ladder Capital Corp. Class A	22,658	271,896
MFA Financial, Inc.	80,226	361,819
New Residential Investment Corp.	97,433	1,106,839
New York Mortgage Trust, Inc.	76,959	337,850
Orchid Island Capital, Inc.	26,347	130,681
PennyMac Mortgage Investment Trust	20,948	422,102
Ready Capital Corp.	11,748	181,742
Redwood Trust, Inc.	22,863	310,022
Starwood Property Trust, Inc.	60,998	1,553,619
TPG RE Finance Trust, Inc.	12,751	166,656
Two Harbors Investment Corp.	63,602	408,325
Western Asset Mortgage Capital Corp.	11,997	30,232
		15,246,482
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	11,334	600,702
Capitol Federal Financial, Inc.	27,255	330,603
Columbia Financial, Inc. (a)	8,003	149,016
Essent Group Ltd.	23,445	1,125,360
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,913	241,210
Flagstar Bancorp, Inc.	10,873	513,097
HomeStreet, Inc.	4,108	193,733
Kearny Financial Corp.	16,341	219,296
Merchants Bancorp	3,555	157,949
Meridian Bancorp, Inc. Maryland	11,123	258,054
Meta Financial Group, Inc.	6,616	366,791
MGIC Investment Corp.	70,935	1,146,310
Mr. Cooper Group, Inc. (a)	17,881	783,903
New York Community Bancorp, Inc.	96,573	1,200,402
NMI Holdings, Inc. (a)	18,221	442,406
Northfield Bancorp, Inc.	8,955	157,160
Northwest Bancshares, Inc.	26,793	369,743
Ocwen Financial Corp. (a)(b)	1,541	48,403
PennyMac Financial Services, Inc.	6,916	429,207
Premier Financial Corp.	7,718	246,050
Provident Financial Services, Inc.	16,510	408,788
Radian Group, Inc.	38,625	921,979
Rocket Companies, Inc. (b)	28,100	463,088
TFS Financial Corp.	10,345	201,314
Trustco Bank Corp., New York	3,834	128,669
Walker & Dunlop, Inc.	6,109	794,598
Washington Federal, Inc.	13,938	492,848
Waterstone Financial, Inc.	3,976	82,184
WSFS Financial Corp.	10,111	523,851
		12,996,714

TOTAL FINANCIALS		227,334,349

HEALTH CARE - 12.9%
Biotechnology - 5.3%
4D Molecular Therapeutics, Inc.	4,257	102,296
Abeona Therapeutics, Inc. (a)	12,035	9,776
ACADIA Pharmaceuticals, Inc. (a)	24,164	433,744
Acceleron Pharma, Inc. (a)	11,117	1,936,359
ADMA Biologics, Inc. (a)	19,676	25,382
Adverum Biotechnologies, Inc. (a)(b)	17,165	38,965
Aeglea BioTherapeutics, Inc. (a)	7,687	56,269
Agenus, Inc. (a)	44,279	170,031
Agios Pharmaceuticals, Inc. (a)(b)	12,140	570,580
Akebia Therapeutics, Inc. (a)(b)	37,900	108,773
Akero Therapeutics, Inc. (a)(b)	4,696	100,917
Akouos, Inc. (a)(b)	4,805	44,783
Albireo Pharma, Inc. (a)(b)	3,611	105,513
Aldeyra Therapeutics, Inc. (a)(b)	10,205	92,866
Alector, Inc. (a)(b)	12,193	265,076
Aligos Therapeutics, Inc.	3,795	60,454
Alkermes PLC (a)	33,266	1,007,627
Allakos, Inc. (a)	7,212	725,383
Allogene Therapeutics, Inc. (a)(b)	15,749	271,513
Allovir, Inc. (a)(b)	5,992	143,868
Altimmune, Inc. (a)(b)	7,526	81,281
ALX Oncology Holdings, Inc. (a)	4,312	241,644
Amicus Therapeutics, Inc. (a)	49,409	518,795
AnaptysBio, Inc. (a)	3,998	131,534
Anavex Life Sciences Corp. (a)(b)	15,459	289,702
Anika Therapeutics, Inc. (a)	3,106	129,365
Annexon, Inc. (a)	5,265	85,872
Apellis Pharmaceuticals, Inc. (a)	14,667	450,864
Applied Genetic Technologies Corp. (a)	7,858	20,352
Applied Molecular Transport, Inc. (a)(b)	3,036	68,371
Applied Therapeutics, Inc. (a)(b)	3,182	46,680
Arbutus Biopharma Corp. (a)	16,255	65,508
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,480	201,376
Arcus Biosciences, Inc. (a)(b)	9,765	326,542
Arcutis Biotherapeutics, Inc. (a)	5,848	123,861
Ardelyx, Inc. (a)(b)	14,314	17,320
Arena Pharmaceuticals, Inc. (a)	12,565	721,105
Arrowhead Pharmaceuticals, Inc. (a)	21,863	1,395,297
Assembly Biosciences, Inc. (a)	9,778	30,801
Atara Biotherapeutics, Inc. (a)	17,269	267,324
Athenex, Inc. (a)(b)	14,997	38,092
Athersys, Inc. (a)(b)	35,060	41,020
Atreca, Inc. (a)(b)	5,654	29,288
Avid Bioservices, Inc. (a)	12,817	393,226
Avidity Biosciences, Inc. (a)(b)	8,654	194,715
Avita Medical, Inc. (a)	4,838	79,682
AVROBIO, Inc. (a)	7,319	41,133
Beam Therapeutics, Inc. (a)(b)	9,165	813,577
BeyondSpring, Inc. (a)(b)	4,331	59,854
BioAtla, Inc.	3,345	97,774
BioCryst Pharmaceuticals, Inc. (a)(b)	36,798	549,394
Biohaven Pharmaceutical Holding Co. Ltd. (a)	12,097	1,721,645
BioXcel Therapeutics, Inc. (a)(b)	3,853	112,276
Black Diamond Therapeutics, Inc. (a)(b)	5,338	40,889
bluebird bio, Inc. (a)	13,890	325,165
Blueprint Medicines Corp. (a)	12,334	1,387,452
Bolt Biotherapeutics, Inc. (b)	2,502	32,751
BrainStorm Cell Therpeutic, Inc. (a)(b)	6,444	18,655
BridgeBio Pharma, Inc. (a)(b)	22,981	1,134,802
Burning Rock Biotech Ltd. ADR (a)	9,630	135,687
C4 Therapeutics, Inc.	7,602	337,681
Calithera Biosciences, Inc. (a)	13,001	25,092
Capricor Therapeutics, Inc. (a)(b)	3,386	12,596
CareDx, Inc. (a)	10,848	553,248
Catalyst Biosciences, Inc. (a)	6,988	22,991
Catalyst Pharmaceutical Partners, Inc. (a)(b)	21,670	127,853
Cel-Sci Corp. (a)	8,806	98,627
Celldex Therapeutics, Inc. (a)	9,582	407,618
ChemoCentryx, Inc. (a)	10,036	349,353
Chimerix, Inc. (a)	14,763	77,358
Chinook Therapeutics, Inc. (a)	7,858	84,395
Clene, Inc. (a)(b)	4,227	22,953
Clovis Oncology, Inc. (a)(b)	23,204	100,473
Codiak Biosciences, Inc. (b)	3,297	47,510
Coherus BioSciences, Inc. (a)(b)	13,714	229,435
Concert Pharmaceuticals, Inc. (a)	9,217	25,255
Corbus Pharmaceuticals Holdings, Inc. (a)	31,562	31,562
Cortexyme, Inc. (a)(b)	3,483	45,976
Crinetics Pharmaceuticals, Inc. (a)	6,044	150,677
Cue Biopharma, Inc. (a)	6,062	74,017
Cullinan Oncology, Inc.	4,946	109,900
Cyclerion Therapeutics, Inc. (a)(b)	7,247	18,552
Cytokinetics, Inc. (a)	17,427	608,377
CytomX Therapeutics, Inc. (a)(b)	13,971	82,848
Deciphera Pharmaceuticals, Inc. (a)	8,640	288,490
Denali Therapeutics, Inc. (a)	19,423	939,102
DermTech, Inc. (a)(b)	5,303	145,037
Dicerna Pharmaceuticals, Inc. (a)	14,424	300,163
Dynavax Technologies Corp. (a)(b)	22,404	447,408
Dyne Therapeutics, Inc. (a)	5,019	72,826
Eagle Pharmaceuticals, Inc. (a)(b)	2,629	137,681
Editas Medicine, Inc. (a)(b)	14,068	516,577
Eiger Biopharmaceuticals, Inc. (a)	6,643	44,774
Emergent BioSolutions, Inc. (a)	9,819	468,072
Enanta Pharmaceuticals, Inc. (a)	3,823	328,205
Epizyme, Inc. (a)(b)	20,180	84,756
Exelixis, Inc. (a)	66,156	1,423,016
Fate Therapeutics, Inc. (a)	16,984	913,739
FibroGen, Inc. (a)	18,298	203,474
Flexion Therapeutics, Inc. (a)	10,917	100,982
Foghorn Therapeutics, Inc. (b)	3,979	50,494
Forma Therapeutics Holdings, Inc. (a)	6,395	118,691
Fortress Biotech, Inc. (a)	13,283	43,303
Frequency Therapeutics, Inc. (a)(b)	6,057	38,038
G1 Therapeutics, Inc. (a)(b)	7,207	104,429
Generation Bio Co. (a)(b)	9,024	189,143
Geron Corp. (a)(b)	63,102	97,177
Global Blood Therapeutics, Inc. (a)	11,682	426,627
GlycoMimetics, Inc. (a)	10,123	19,335
Gossamer Bio, Inc. (a)	10,836	134,583
Gt Biopharma, Inc. (a)	3,792	24,496
Halozyme Therapeutics, Inc. (a)	29,375	1,118,306
Harpoon Therapeutics, Inc. (a)	4,314	27,006
Heat Biologics, Inc. (a)(b)	5,498	29,359
Heron Therapeutics, Inc. (a)(b)	21,040	231,650
Homology Medicines, Inc. (a)(b)	7,217	41,353
iBio, Inc. (a)	41,322	32,231
Ideaya Biosciences, Inc. (a)	6,739	144,484
IGM Biosciences, Inc. (a)(b)	1,511	70,896
Immatics NV (a)(b)	7,506	107,561
ImmunityBio, Inc. (a)(b)	13,466	105,439
ImmunoGen, Inc. (a)	37,978	229,007
Immunovant, Inc. (a)(b)	8,410	67,616
Inhibrx, Inc. (a)	4,207	169,079
Inovio Pharmaceuticals, Inc. (a)(b)	43,217	308,569
Inozyme Pharma, Inc. (a)	1,692	15,803
Insmed, Inc. (a)(b)	23,716	715,037
Intellia Therapeutics, Inc. (a)	14,257	1,895,896
Intercept Pharmaceuticals, Inc. (a)(b)	5,886	99,238
Invitae Corp. (a)(b)	42,132	1,116,498
Ionis Pharmaceuticals, Inc. (a)	29,073	926,557
Iovance Biotherapeutics, Inc. (a)	27,719	673,849
Ironwood Pharmaceuticals, Inc. Class A (a)	33,488	427,642
iTeos Therapeutics, Inc. (a)	4,120	110,210
Iveric Bio, Inc. (a)(b)	20,131	356,319
Jounce Therapeutics, Inc. (a)	6,707	58,887
Kadmon Holdings, Inc. (a)(b)	33,004	311,888
Kalvista Pharmaceuticals, Inc. (a)	4,741	85,243
Karuna Therapeutics, Inc. (a)	4,496	631,148
Karyopharm Therapeutics, Inc. (a)(b)	13,790	75,293
Keros Therapeutics, Inc. (a)	2,675	111,601
Kiniksa Pharmaceuticals Ltd. (a)(b)	5,191	53,934
Kinnate Biopharma, Inc. (b)	3,588	85,287
Kodiak Sciences, Inc. (a)	7,028	822,909
Kronos Bio, Inc. (b)	8,417	138,544
Krystal Biotech, Inc. (a)	3,723	186,485
Kura Oncology, Inc. (a)	13,585	223,066
Kymera Therapeutics, Inc. (a)	7,267	427,881
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,440	502,034
Lineage Cell Therapeutics, Inc. (a)(b)	25,389	57,887
Macrogenics, Inc. (a)	11,320	221,080
Madrigal Pharmaceuticals, Inc. (a)	2,436	189,399
Magenta Therapeutics, Inc. (a)(b)	7,509	48,058
MannKind Corp. (a)(b)	51,051	240,450
Matinas BioPharma Holdings, Inc. (a)	36,943	41,007
MediciNova, Inc. (a)(b)	10,069	33,832
MEI Pharma, Inc. (a)	18,577	52,387
Mersana Therapeutics, Inc. (a)	13,845	118,513
Mirati Therapeutics, Inc. (a)	9,622	1,818,750
Mirum Pharmaceuticals, Inc. (a)	2,989	47,465
Molecular Templates, Inc. (a)(b)	9,134	47,679
Morphic Holding, Inc. (a)	5,351	307,683
Mustang Bio, Inc. (a)	18,711	41,913
Myriad Genetics, Inc. (a)	16,061	494,197
Natera, Inc. (a)	18,092	2,072,800
Neoleukin Therapeutics, Inc. (a)	6,582	48,246
Neubase Therapeutics, Inc. (a)(b)	7,533	27,872
Neurocrine Biosciences, Inc. (a)	19,904	2,098,081
NextCure, Inc. (a)	4,146	34,080
Nkarta, Inc. (a)	3,364	52,748
Nurix Therapeutics, Inc. (a)	8,227	275,193
Olema Pharmaceuticals, Inc.	6,001	162,027
Oncorus, Inc. (a)(b)	3,926	41,851
Opko Health, Inc. (a)(b)	84,289	319,455
ORIC Pharmaceuticals, Inc. (a)	6,496	95,101
Ovid Therapeutics, Inc. (a)	12,795	43,503
Oyster Point Pharma, Inc. (a)(b)	2,743	32,313
Palatin Technologies, Inc. (a)(b)	34,369	14,023
Passage Bio, Inc. (a)(b)	7,244	63,168
PDL BioPharma, Inc. (a)(c)	15,583	38,490
PMV Pharmaceuticals, Inc. (a)	5,585	131,918
Poseida Therapeutics, Inc. (a)(b)	6,114	39,191
Praxis Precision Medicines, Inc.	7,183	149,406
Precigen, Inc. (a)(b)	20,256	97,836
Precision BioSciences, Inc. (a)	9,273	88,001
Prelude Therapeutics, Inc. (a)(b)	2,690	47,290
Protagonist Therapeutics, Inc. (a)	9,214	287,108
Prothena Corp. PLC (a)	7,150	395,753
PTC Therapeutics, Inc. (a)	14,523	550,857
Puma Biotechnology, Inc. (a)	6,894	35,159
Radius Health, Inc. (a)	9,749	210,578
RAPT Therapeutics, Inc. (a)	4,015	126,794
Recro Pharma, Inc. (a)	5,421	10,571
REGENXBIO, Inc. (a)	7,962	282,173
Relay Therapeutics, Inc. (a)	12,807	425,833
Repligen Corp. (a)	10,672	3,100,216
Replimune Group, Inc. (a)	6,024	177,768
Revolution Medicines, Inc. (a)(b)	12,759	375,497
Rhythm Pharmaceuticals, Inc. (a)(b)	7,860	90,469
Rigel Pharmaceuticals, Inc. (a)	36,636	123,097
Rocket Pharmaceuticals, Inc. (a)(b)	9,227	274,134
Rubius Therapeutics, Inc. (a)(b)	8,499	120,771
Sage Therapeutics, Inc. (a)	10,664	430,399
Sangamo Therapeutics, Inc. (a)	24,954	202,626
Sarepta Therapeutics, Inc. (a)	16,754	1,325,744
Scholar Rock Holding Corp. (a)(b)	5,414	142,388
Selecta Biosciences, Inc. (a)	20,285	72,823
Seres Therapeutics, Inc. (a)	13,882	84,403
Sesen Bio, Inc. (a)	42,326	51,214
Shattuck Labs, Inc. (b)	5,750	110,975
Silverback Therapeutics, Inc.	4,570	39,439
Sorrento Therapeutics, Inc. (a)(b)	61,325	420,690
Spectrum Pharmaceuticals, Inc. (a)	30,268	55,390
Spero Therapeutics, Inc. (a)(b)	5,797	101,795
Springworks Therapeutics, Inc. (a)(b)	5,377	360,582
Spruce Biosciences, Inc.	1,384	6,588
SQZ Biotechnologies Co. (b)	3,822	51,177
Stoke Therapeutics, Inc. (a)	4,399	100,429
Sutro Biopharma, Inc. (a)(b)	8,792	177,247
Syndax Pharmaceuticals, Inc. (a)(b)	8,745	170,090
Syros Pharmaceuticals, Inc. (a)	11,612	47,958
T2 Biosystems, Inc. (a)(b)	30,543	23,656
Talaris Therapeutics, Inc. (a)(b)	1,874	31,652
Taysha Gene Therapies, Inc. (a)(b)	4,705	73,586
TCR2 Therapeutics, Inc. (a)(b)	6,161	38,814
TG Therapeutics, Inc. (a)(b)	27,870	870,101
Travere Therapeutics, Inc. (a)	10,487	302,130
Trevena, Inc. (a)(b)	32,240	32,562
Turning Point Therapeutics, Inc. (a)	10,170	422,869
Twist Bioscience Corp. (a)	10,248	1,217,462
Ultragenyx Pharmaceutical, Inc. (a)	14,142	1,186,797
uniQure B.V. (a)	7,441	226,727
United Therapeutics Corp. (a)	9,407	1,794,479
UNITY Biotechnology, Inc. (a)	5,370	12,834
Vanda Pharmaceuticals, Inc. (a)	12,104	207,220
Vaxart, Inc. (a)(b)	25,159	168,817
Vaxcyte, Inc. (a)	6,438	150,649
VBI Vaccines, Inc. (a)	50,765	147,219
Veracyte, Inc. (a)	14,794	708,337
Verastem, Inc. (a)	34,606	89,976
Vericel Corp. (a)(b)	9,629	443,127
Viking Therapeutics, Inc. (a)(b)	15,430	89,803
Vir Biotechnology, Inc. (a)	15,064	568,365
Vor Biopharma, Inc. (a)(b)	2,170	34,134
Voyager Therapeutics, Inc. (a)(b)	8,625	31,223
Xbiotech, Inc.	3,456	50,665
Xencor, Inc. (a)	11,976	473,771
Y-mAbs Therapeutics, Inc. (a)	7,070	173,639
Zentalis Pharmaceuticals, Inc. (a)	7,489	602,415
ZIOPHARM Oncology, Inc. (a)(b)	44,408	66,612
		73,280,885
Health Care Equipment & Supplies - 2.5%
Accelerate Diagnostics, Inc. (a)(b)	6,746	39,801
Accuray, Inc. (a)	19,363	96,621
Acutus Medical, Inc. (a)(b)	4,285	33,594
Alphatec Holdings, Inc. (a)	14,788	173,463
Angiodynamics, Inc. (a)	7,870	225,082
Aspira Women's Health, Inc. (a)(b)	12,859	43,078
Atricure, Inc. (a)	9,437	708,341
Atrion Corp.	299	217,672
Avanos Medical, Inc. (a)	9,693	305,717
AxoGen, Inc. (a)	8,485	128,887
Axonics Modulation Technologies, Inc. (a)	9,522	698,439
BioLife Solutions, Inc. (a)	6,029	320,441
BioSig Technologies, Inc. (a)(b)	7,365	19,886
Bioventus, Inc. (b)	1,713	25,866
Cardiovascular Systems, Inc. (a)	8,568	300,565
Cerus Corp. (a)	35,642	235,237
Co.-Diagnostics, Inc. (a)(b)	5,745	47,166
CONMED Corp. (b)	6,129	896,550
Cryolife, Inc. (a)(b)	8,424	173,871
CryoPort, Inc. (a)(b)	9,643	786,290
Cutera, Inc. (a)	3,357	144,351
CytoSorbents Corp. (a)(b)	8,928	52,586
Dentsply Sirona, Inc.	45,424	2,598,707
Eargo, Inc. (a)(b)	4,773	42,002
Envista Holdings Corp. (a)	33,826	1,322,597
Glaukos Corp. (a)	9,565	437,216
Globus Medical, Inc. (a)	16,561	1,278,012
Haemonetics Corp. (a)	10,703	735,403
Heska Corp. (a)	2,185	488,413
Hill-Rom Holdings, Inc.	13,655	2,115,160
ICU Medical, Inc. (a)	4,175	977,493
Inari Medical, Inc. (a)	6,565	594,264
Inogen, Inc. (a)	4,068	161,296
Integer Holdings Corp. (a)	6,768	609,255
Integra LifeSciences Holdings Corp. (a)	15,295	1,016,506
Intersect ENT, Inc. (a)	6,971	188,008
Invacare Corp. (a)	6,661	32,905
iRhythm Technologies, Inc. (a)	6,034	423,225
Lantheus Holdings, Inc. (a)	13,874	324,513
LeMaitre Vascular, Inc.	4,190	217,922
LivaNova PLC (a)	11,160	856,195
Meridian Bioscience, Inc. (a)	9,006	169,403
Merit Medical Systems, Inc. (a)	10,663	717,193
Mesa Laboratories, Inc.	1,057	323,125
Natus Medical, Inc. (a)	7,220	180,861
Neogen Corp. (a)	22,696	960,268
Nevro Corp. (a)	7,295	829,733
NuVasive, Inc. (a)	10,567	563,855
OraSure Technologies, Inc. (a)	14,763	157,521
Ortho Clinical Diagnostics Holdings PLC	23,110	456,885
Orthofix International NV (a)	4,126	148,453
OrthoPediatrics Corp. (a)(b)	2,953	210,165
Outset Medical, Inc. (a)	8,304	442,354
Penumbra, Inc. (a)	7,146	1,976,226
Pulmonx Corp.	7,057	274,729
Pulse Biosciences, Inc. (a)(b)	2,868	60,486
Quidel Corp. (a)	7,922	1,051,804
Quotient Ltd. (a)	17,730	44,857
Repro Medical Systems, Inc. (a)(b)	4,787	11,920
Retractable Technologies, Inc. (a)(b)	2,923	27,652
Seaspine Holdings Corp. (a)	6,632	99,215
Shockwave Medical, Inc. (a)	7,305	1,561,079
SI-BONE, Inc. (a)	5,475	123,461
Sientra, Inc. (a)(b)	11,005	64,489
Silk Road Medical, Inc. (a)	7,130	418,602
SmileDirectClub, Inc. (a)(b)	21,502	110,735
Staar Surgical Co. (a)	9,912	1,174,176
Surgalign Holdings, Inc. (a)(b)	20,143	19,363
SurModics, Inc. (a)	2,874	159,967
Tactile Systems Technology, Inc. (a)	4,404	151,894
Talis Biomedical Corp.	3,157	16,890
Tandem Diabetes Care, Inc. (a)	13,095	1,785,241
TransMedics Group, Inc. (a)	5,709	156,598
Vapotherm, Inc. (a)(b)	4,796	109,685
Varex Imaging Corp. (a)	7,997	214,719
ViewRay, Inc. (a)	28,963	211,720
Zynex, Inc. (a)(b)	4,273	53,541
		35,131,461
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	23,789	515,270
Acadia Healthcare Co., Inc. (a)	18,797	1,165,414
Accolade, Inc. (a)	11,850	471,512
AdaptHealth Corp. (a)	19,591	533,855
Addus HomeCare Corp. (a)	3,254	304,249
Amedisys, Inc. (a)	6,823	1,155,407
AMN Healthcare Services, Inc. (a)	9,885	975,650
Apollo Medical Holdings, Inc. (a)(b)	7,751	531,951
Apria, Inc. (b)	1,545	57,829
Brookdale Senior Living, Inc. (a)	39,340	255,710
Castle Biosciences, Inc. (a)	4,827	300,963
Chemed Corp.	3,295	1,589,014
Community Health Systems, Inc. (a)	26,716	349,980
Corvel Corp. (a)	2,004	367,173
Covetrus, Inc. (a)	21,059	425,181
Cross Country Healthcare, Inc. (a)	7,763	160,927
DaVita HealthCare Partners, Inc. (a)	13,942	1,439,372
Encompass Health Corp.	20,828	1,323,828
Fulgent Genetics, Inc. (a)(b)	3,962	328,529
Hanger, Inc. (a)	8,255	154,203
HealthEquity, Inc. (a)	17,463	1,155,701
Henry Schein, Inc. (a)	28,973	2,212,089
InfuSystems Holdings, Inc. (a)	3,639	60,517
LHC Group, Inc. (a)	6,663	896,773
Magellan Health Services, Inc. (a)	4,614	437,546
MEDNAX, Inc. (a)	17,663	480,963
Modivcare, Inc. (a)	2,525	410,994
Molina Healthcare, Inc. (a)	12,176	3,600,687
National Healthcare Corp.	2,861	200,098
National Research Corp. Class A	3,002	129,987
Ontrak, Inc. (a)(b)	1,652	14,207
Option Care Health, Inc. (a)	28,973	791,832
Owens & Minor, Inc.	15,808	567,191
Patterson Companies, Inc.	17,623	550,895
Pennant Group, Inc. (a)	5,607	143,371
PetIQ, Inc. Class A (a)(b)	5,376	134,669
Premier, Inc.	25,538	994,705
Progyny, Inc. (a)	14,436	886,803
R1 RCM, Inc. (a)	28,153	610,920
RadNet, Inc. (a)	9,240	287,272
Select Medical Holdings Corp.	22,306	741,005
Surgery Partners, Inc. (a)	6,169	253,793
Tenet Healthcare Corp. (a)	22,353	1,601,816
The Ensign Group, Inc.	10,977	856,316
The Joint Corp. (a)	3,050	266,814
Tivity Health, Inc. (a)	8,839	221,152
Triple-S Management Corp. (a)	5,087	179,520
U.S. Physical Therapy, Inc.	2,779	299,743
Universal Health Services, Inc. Class B	15,796	1,960,284
		33,353,680
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	25,331	349,061
American Well Corp. (a)	36,885	331,965
Certara, Inc.	19,497	805,421
Change Healthcare, Inc. (a)	51,913	1,117,687
Computer Programs & Systems, Inc. (a)	2,953	106,603
Evolent Health, Inc. (a)	16,332	478,038
GoodRx Holdings, Inc. (a)(b)	13,178	587,739
Health Catalyst, Inc. (a)(b)	10,446	549,877
HealthStream, Inc. (a)	5,418	144,173
iCAD, Inc. (a)	5,015	52,908
Inovalon Holdings, Inc. Class A (a)	16,079	655,862
Inspire Medical Systems, Inc. (a)	5,660	1,525,823
Nextgen Healthcare, Inc. (a)	11,943	196,582
Omnicell, Inc. (a)	9,130	1,626,510
OptimizeRx Corp. (a)(b)	3,634	351,408
Phreesia, Inc. (a)	10,409	734,251
Schrodinger, Inc. (a)	9,607	524,350
Simulations Plus, Inc. (b)	3,380	170,690
Tabula Rasa HealthCare, Inc. (a)(b)	4,686	127,225
Vocera Communications, Inc. (a)	7,229	409,017
		10,845,190
Life Sciences Tools & Services - 0.9%
Adaptive Biotechnologies Corp. (a)	22,802	761,815
Bruker Corp.	21,224	1,704,287
ChromaDex, Inc. (a)(b)	10,241	63,392
Codexis, Inc. (a)	12,422	431,913
Fluidigm Corp. (a)(b)	15,312	78,857
Frontage Holdings Corp. (a)(d)	144,000	84,211
Maravai LifeSciences Holdings, Inc.	22,846	966,157
Medpace Holdings, Inc. (a)	5,995	1,358,167
Nanostring Technologies, Inc. (a)	9,616	464,453
NeoGenomics, Inc. (a)	25,795	1,186,570
Pacific Biosciences of California, Inc. (a)	41,687	1,103,872
Personalis, Inc. (a)(b)	7,302	143,265
PPD, Inc. (a)	24,516	1,156,420
Quanterix Corp. (a)	6,908	349,614
Seer, Inc.	7,233	267,042
Sotera Health Co.	20,191	498,718
Syneos Health, Inc. (a)	21,593	2,015,491
		12,634,244
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)	22,928	20,177
Aerie Pharmaceuticals, Inc. (a)(b)	9,845	104,652
Agile Therapeutics, Inc. (a)(b)	20,508	16,271
Amneal Pharmaceuticals, Inc. (a)	20,001	109,805
Amphastar Pharmaceuticals, Inc. (a)(b)	8,093	151,177
Ampio Pharmaceuticals, Inc. (a)(b)	39,865	62,189
ANI Pharmaceuticals, Inc. (a)(b)	1,882	70,349
Antares Pharma, Inc. (a)	32,874	122,949
Aquestive Therapeutics, Inc. (a)(b)	6,404	32,917
Arvinas Holding Co. LLC (a)	9,054	783,895
Athira Pharma, Inc. (a)	6,641	86,798
Avalo Therapeutics, Inc. (a)	17,926	41,947
Axsome Therapeutics, Inc. (a)(b)	6,009	231,347
Aytu BioScience, Inc. (a)(b)	4,407	10,973
Biodelivery Sciences International, Inc. (a)	20,692	84,423
Cara Therapeutics, Inc. (a)	9,507	160,003
Collegium Pharmaceutical, Inc. (a)	7,348	144,241
Corcept Therapeutics, Inc. (a)	21,523	387,414
CorMedix, Inc. (a)(b)	6,304	30,637
CymaBay Therapeutics, Inc. (a)(b)	15,713	61,281
Durect Corp. (a)(b)	45,205	57,862
Endo International PLC (a)	47,811	203,197
Esperion Therapeutics, Inc. (a)(b)	5,755	51,450
Evofem Biosciences, Inc. (a)(b)	32,977	22,675
Evolus, Inc. (a)(b)	6,957	54,404
Fulcrum Therapeutics, Inc. (a)(b)	5,815	128,744
Innoviva, Inc. (a)	13,647	238,140
Intra-Cellular Therapies, Inc. (a)	15,340	660,694
Jazz Pharmaceuticals PLC (a)	12,670	1,685,617
Kala Pharmaceuticals, Inc. (a)(b)	7,376	12,834
Lannett Co., Inc. (a)(b)	6,309	17,224
Liquidia Technologies, Inc. (a)	9,105	34,144
Marinus Pharmaceuticals, Inc. (a)(b)	7,240	83,260
Nektar Therapeutics (a)	37,636	570,562
NGM Biopharmaceuticals, Inc. (a)	7,640	141,111
Ocular Therapeutix, Inc. (a)	16,272	108,046
Odonate Therapeutics, Inc. (a)	3,545	10,883
Omeros Corp. (a)(b)	13,619	85,391
OptiNose, Inc. (a)(b)	8,541	22,634
Pacira Biosciences, Inc. (a)	9,408	491,850
Paratek Pharmaceuticals, Inc. (a)(b)	7,851	39,412
Perrigo Co. PLC	27,966	1,262,665
Phathom Pharmaceuticals, Inc. (a)(b)	2,860	67,296
Phibro Animal Health Corp. Class A	4,668	102,416
Pliant Therapeutics, Inc. (a)(b)	4,503	71,733
Prestige Brands Holdings, Inc. (a)	10,207	612,318
Provention Bio, Inc. (a)(b)	11,730	73,430
Reata Pharmaceuticals, Inc. (a)(b)	5,712	548,409
Relmada Therapeutics, Inc. (a)	3,001	70,433
Revance Therapeutics, Inc. (a)	13,588	186,835
Royalty Pharma PLC	73,921	2,922,097
SIGA Technologies, Inc. (a)	9,746	70,269
Supernus Pharmaceuticals, Inc. (a)	11,251	335,842
Tarsus Pharmaceuticals, Inc. (a)(b)	1,182	32,812
TherapeuticsMD, Inc. (a)(b)	71,745	52,230
Theravance Biopharma, Inc. (a)	10,613	82,463
Tricida, Inc. (a)(b)	5,461	24,957
Vyne Therapeutics, Inc. (a)(b)	9,434	12,642
WAVE Life Sciences (a)(b)	9,578	43,963
Xeris Biopharma Holdings, Inc. (a)(b)	18,551	34,505
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	2,245
Zogenix, Inc. (a)	10,143	155,492
Zynerba Pharmaceuticals, Inc. (a)(b)	10,454	40,039
		14,238,670

TOTAL HEALTH CARE		179,484,130

INDUSTRIALS - 15.9%
Aerospace & Defense - 1.4%
AAR Corp. (a)	6,676	236,130
Aerojet Rocketdyne Holdings, Inc.	15,463	680,527
AeroVironment, Inc. (a)(b)	4,876	434,500
Astronics Corp. (a)	4,969	64,100
Axon Enterprise, Inc. (a)	13,691	2,463,832
BWX Technologies, Inc.	19,790	1,122,885
Byrna Technologies, Inc. (a)	3,256	54,864
Curtiss-Wright Corp.	8,473	1,081,833
Ducommun, Inc. (a)	2,363	114,346
Hexcel Corp. (a)(b)	17,572	997,035
Howmet Aerospace, Inc.	80,060	2,376,981
Huntington Ingalls Industries, Inc.	8,341	1,690,971
Kaman Corp.	5,743	205,542
Kratos Defense & Security Solutions, Inc. (a)(b)	25,495	545,338
Maxar Technologies, Inc.	15,358	407,755
Mercury Systems, Inc. (a)	11,752	605,698
Moog, Inc. Class A	5,910	446,382
National Presto Industries, Inc.	1,028	85,478
PAE, Inc. (a)	13,150	130,448
Park Aerospace Corp.	4,034	52,805
Parsons Corp. (a)	5,586	193,499
Spirit AeroSystems Holdings, Inc. Class A	22,134	913,913
Textron, Inc.	46,678	3,447,170
Triumph Group, Inc. (a)	13,236	270,676
Vectrus, Inc. (a)	2,514	121,753
Virgin Galactic Holdings, Inc. (a)(b)	37,047	694,631
		19,439,092
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	11,836	294,598
Atlas Air Worldwide Holdings, Inc. (a)	5,523	448,026
C.H. Robinson Worldwide, Inc.	27,449	2,662,279
Echo Global Logistics, Inc. (a)	5,483	264,445
Forward Air Corp.	5,548	557,907
GXO Logistics, Inc. (a)	20,560	1,825,728
Hub Group, Inc. Class A (a)	7,065	555,097
		6,608,080
Airlines - 0.5%
Alaska Air Group, Inc. (a)	25,985	1,372,008
Allegiant Travel Co. (a)	3,084	540,533
American Airlines Group, Inc. (a)(b)	135,328	2,598,298
Hawaiian Holdings, Inc. (a)(b)	10,477	202,730
JetBlue Airways Corp. (a)	66,826	937,569
Mesa Air Group, Inc. (a)	7,382	55,660
SkyWest, Inc. (a)	10,628	457,323
Spirit Airlines, Inc. (a)	22,121	483,344
		6,647,465
Building Products - 1.9%
A.O. Smith Corp.	27,752	2,027,839
AAON, Inc.	8,691	622,710
Advanced Drain Systems, Inc.	11,586	1,306,901
Allegion PLC	18,721	2,401,904
Alpha PRO Tech Ltd. (a)(b)	2,626	15,809
American Woodmark Corp. (a)	3,409	234,335
Apogee Enterprises, Inc.	5,607	235,102
Armstrong World Industries, Inc.	9,855	1,041,181
Builders FirstSource, Inc. (a)	43,175	2,515,807
Carlisle Companies, Inc.	10,826	2,413,332
Cornerstone Building Brands, Inc. (a)	11,003	157,453
CSW Industrials, Inc.	3,219	446,218
Gibraltar Industries, Inc. (a)	6,913	450,451
Griffon Corp.	9,979	264,344
Insteel Industries, Inc.	4,262	173,336
Jeld-Wen Holding, Inc. (a)	19,408	531,973
Lennox International, Inc.	7,113	2,128,779
Masonite International Corp. (a)	5,055	606,651
Owens Corning	21,390	1,998,040
PGT Innovations, Inc. (a)	12,996	277,465
Quanex Building Products Corp.	7,197	149,122
Resideo Technologies, Inc. (a)	29,721	732,920
Simpson Manufacturing Co. Ltd.	9,051	960,221
The AZEK Co., Inc. (a)	23,251	853,079
Trex Co., Inc. (a)	24,052	2,559,133
UFP Industries, Inc.	12,850	1,051,516
Zurn Water Solutions Corp.	25,273	916,904
		27,072,525
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	14,132	621,949
ACCO Brands Corp.	19,651	162,514
ADT, Inc. (b)	29,533	246,601
Brady Corp. Class A	10,183	530,432
BrightView Holdings, Inc. (a)	10,031	159,092
Casella Waste Systems, Inc. Class A (a)	10,552	915,069
Cimpress PLC (a)	3,846	343,525
Clean Harbors, Inc. (a)	10,406	1,171,091
CoreCivic, Inc. (a)	25,703	221,303
Covanta Holding Corp.	24,234	489,042
Deluxe Corp.	9,093	324,347
Driven Brands Holdings, Inc.	11,207	363,891
Ennis, Inc.	5,177	98,052
Harsco Corp. (a)	16,120	275,652
Healthcare Services Group, Inc.	15,944	305,965
Herman Miller, Inc.	15,888	618,361
HNI Corp.	8,877	332,000
IAA, Inc. (a)	27,908	1,664,712
Interface, Inc.	11,785	169,233
KAR Auction Services, Inc. (a)	24,431	358,403
Kimball International, Inc. Class B	7,309	79,449
Matthews International Corp. Class A	6,273	215,603
Montrose Environmental Group, Inc. (a)	4,777	327,463
MSA Safety, Inc.	7,592	1,161,804
Pitney Bowes, Inc.	33,660	233,600
R.R. Donnelley & Sons Co. (a)	15,930	101,952
Rollins, Inc.	46,988	1,655,387
SP Plus Corp. (a)	5,177	166,958
Steelcase, Inc. Class A	18,677	222,256
Stericycle, Inc. (a)	18,959	1,268,736
Team, Inc. (a)	6,321	15,297
Tetra Tech, Inc.	11,277	1,980,918
The Brink's Co.	10,403	716,559
U.S. Ecology, Inc. (a)	6,453	207,722
UniFirst Corp.	3,202	633,868
Viad Corp. (a)	4,074	180,763
		18,539,569
Construction & Engineering - 1.2%
AECOM (a)	29,924	2,045,904
Ameresco, Inc. Class A (a)(b)	6,324	519,390
API Group Corp. (a)	40,728	887,056
Arcosa, Inc.	9,860	510,058
Argan, Inc.	3,075	126,875
Comfort Systems U.S.A., Inc.	7,587	693,983
Construction Partners, Inc. Class A (a)(b)	7,721	274,945
Dycom Industries, Inc. (a)	6,307	500,902
EMCOR Group, Inc.	11,253	1,367,127
Fluor Corp. (a)(b)	29,590	575,230
Granite Construction, Inc.	9,345	346,886
Great Lakes Dredge & Dock Corp. (a)	13,663	207,951
IES Holdings, Inc. (a)	1,762	87,836
INNOVATE Corp. (a)	8,943	35,325
MasTec, Inc. (a)	11,993	1,068,936
Matrix Service Co. (a)	5,289	54,106
MYR Group, Inc. (a)	3,499	357,423
NV5 Global, Inc. (a)(b)	2,353	245,018
Primoris Services Corp.	11,356	306,044
Quanta Services, Inc.	29,003	3,517,484
Sterling Construction Co., Inc. (a)	6,026	144,865
Tutor Perini Corp. (a)	9,282	126,421
Valmont Industries, Inc.	4,436	1,060,027
Willscot Mobile Mini Holdings (a)	46,567	1,618,203
		16,677,995
Electrical Equipment - 1.4%
Acuity Brands, Inc.	7,412	1,522,647
American Superconductor Corp. (a)(b)	6,064	111,456
Array Technologies, Inc.	25,117	536,248
Atkore, Inc. (a)	9,659	913,065
AZZ, Inc.	5,077	269,741
Blink Charging Co. (a)(b)	7,494	238,309
Bloom Energy Corp. Class A (a)(b)	30,473	952,586
Encore Wire Corp.	4,318	578,871
Energous Corp. (a)(b)	16,649	31,966
EnerSys	8,933	714,997
FuelCell Energy, Inc. (a)(b)	66,255	529,377
GrafTech International Ltd.	41,683	446,008
Hubbell, Inc. Class B	11,329	2,258,663
nVent Electric PLC	35,099	1,244,260
Orion Energy Systems, Inc. (a)	6,681	27,325
Powell Industries, Inc.	1,903	49,212
Regal Rexnord Corp.	8,527	1,298,918
Sensata Technologies, Inc. PLC (a)	32,969	1,816,592
Shoals Technologies Group, Inc.	21,281	659,498
Sunrun, Inc. (a)	42,905	2,474,760
Thermon Group Holdings, Inc. (a)	6,773	117,037
TPI Composites, Inc. (a)	7,649	257,236
Vertiv Holdings Co.	58,688	1,507,108
Vicor Corp. (a)	4,485	679,881
		19,235,761
Industrial Conglomerates - 0.0%
Raven Industries, Inc. (a)	7,376	426,480
Machinery - 3.7%
AGCO Corp.	12,859	1,571,498
Alamo Group, Inc. (b)	2,119	320,393
Albany International Corp. Class A	6,742	543,742
Allison Transmission Holdings, Inc.	22,218	741,192
Altra Industrial Motion Corp.	13,635	711,065
Astec Industries, Inc.	4,647	248,057
Barnes Group, Inc.	9,394	393,984
Blue Bird Corp. (a)	3,362	65,929
Chart Industries, Inc. (a)	7,400	1,313,648
CIRCOR International, Inc. (a)	4,267	121,780
Colfax Corp. (a)(b)	26,941	1,390,694
Columbus McKinnon Corp. (NY Shares)	5,970	282,202
Crane Co.	10,417	1,075,868
Donaldson Co., Inc.	26,073	1,564,641
Douglas Dynamics, Inc.	4,460	188,658
Energy Recovery, Inc. (a)	7,952	161,585
Enerpac Tool Group Corp. Class A	12,705	265,407
EnPro Industries, Inc.	4,116	369,041
ESCO Technologies, Inc.	5,318	449,690
Evoqua Water Technologies Corp. (a)	25,158	1,052,359
ExOne Co. (a)	3,769	86,762
Federal Signal Corp.	12,857	550,408
Flowserve Corp.	27,272	916,885
Franklin Electric Co., Inc.	8,197	708,057
Gorman-Rupp Co.	4,487	190,787
Graco, Inc.	35,350	2,657,613
Helios Technologies, Inc.	6,801	619,231
Hillenbrand, Inc.	15,249	693,220
Hydrofarm Holdings Group, Inc. (b)	7,341	242,033
Hyster-Yale Materials Handling Class A	2,076	99,731
ITT, Inc.	17,897	1,683,571
John Bean Technologies Corp.	6,633	980,026
Kadant, Inc.	2,384	529,534
Kennametal, Inc.	17,544	697,374
Lincoln Electric Holdings, Inc.	12,326	1,755,222
Lindsay Corp.	2,212	322,222
Manitowoc Co., Inc. (a)	7,865	168,547
Meritor, Inc. (a)	14,254	346,942
Middleby Corp. (a)	11,574	2,111,561
Miller Industries, Inc.	2,773	100,216
Mueller Industries, Inc.	11,900	626,416
Mueller Water Products, Inc. Class A	32,304	530,109
Nikola Corp. (a)(b)	41,680	491,824
NN, Inc. (a)	8,653	43,178
Nordson Corp.	11,219	2,851,982
Omega Flex, Inc.	715	103,503
Oshkosh Corp.	14,374	1,538,018
Pentair PLC	34,417	2,545,825
Proto Labs, Inc. (a)	5,722	342,233
RBC Bearings, Inc. (a)	5,935	1,388,375
REV Group, Inc.	7,344	110,968
Snap-On, Inc.	11,263	2,288,979
SPX Corp. (a)	9,500	551,855
SPX Flow, Inc.	8,668	647,586
Standex International Corp.	2,424	269,718
Tennant Co.	3,907	310,450
Terex Corp.	14,368	643,686
The Greenbrier Companies, Inc.	6,566	269,337
The Shyft Group, Inc.	6,641	273,676
Timken Co.	14,527	1,030,691
Toro Co.	22,337	2,132,513
Trinity Industries, Inc. (b)	16,835	472,222
Wabash National Corp.	9,838	152,784
Watts Water Technologies, Inc. Class A	5,755	1,093,565
Welbilt, Inc. (a)	26,506	627,132
Woodward, Inc.	13,200	1,490,940
		51,118,940
Marine - 0.1%
Genco Shipping & Trading Ltd.	7,582	130,183
Kirby Corp. (a)	12,343	646,897
Matson, Inc.	8,955	745,772
		1,522,852
Professional Services - 1.6%
Acacia Research Corp. (a)	11,886	68,107
ASGN, Inc. (a)	11,004	1,316,739
Barrett Business Services, Inc.	1,694	138,908
Booz Allen Hamilton Holding Corp. Class A	28,105	2,441,200
CACI International, Inc. Class A (a)	4,876	1,402,533
CBIZ, Inc. (a)	10,916	400,726
CRA International, Inc.	1,510	165,828
Dun & Bradstreet Holdings, Inc. (a)	31,309	589,862
Exponent, Inc.	10,868	1,247,646
Forrester Research, Inc. (a)	2,410	128,333
Franklin Covey Co. (a)	2,403	101,527
FTI Consulting, Inc. (a)	7,104	1,022,408
Heidrick & Struggles International, Inc.	4,328	202,897
Huron Consulting Group, Inc. (a)	4,853	243,426
ICF International, Inc.	3,622	363,975
Insperity, Inc.	7,497	937,125
KBR, Inc.	29,181	1,238,442
Kelly Services, Inc. Class A (non-vtg.)	7,943	143,212
Kforce, Inc.	4,120	266,811
Korn Ferry	11,638	898,570
Manpower, Inc.	11,352	1,097,171
ManTech International Corp. Class A	5,777	498,093
Nielsen Holdings PLC	74,297	1,504,514
Resources Connection, Inc.	6,269	109,143
Robert Half International, Inc.	23,302	2,634,757
Science Applications Internati	12,059	1,082,657
TriNet Group, Inc. (a)	8,349	845,336
TrueBlue, Inc. (a)	7,494	208,708
Upwork, Inc. (a)	24,850	1,170,932
Willdan Group, Inc. (a)	2,274	76,020
		22,545,606
Road & Rail - 1.2%
AMERCO	2,032	1,497,564
ArcBest Corp.	5,256	472,252
Avis Budget Group, Inc. (a)	9,839	1,705,197
Covenant Transport Group, Inc. Class A (a)	2,659	75,516
Daseke, Inc. (a)	13,245	125,165
Heartland Express, Inc.	9,225	150,644
J.B. Hunt Transport Services, Inc.	17,511	3,452,994
Knight-Swift Transportation Holdings, Inc. Class A	34,573	1,959,943
Landstar System, Inc.	7,969	1,401,030
Marten Transport Ltd.	12,947	215,309
Ryder System, Inc.	11,204	951,780
Saia, Inc. (a)	5,484	1,714,518
Schneider National, Inc. Class B	6,922	172,635
U.S. Xpress Enterprises, Inc. (a)	4,110	31,113
Werner Enterprises, Inc.	12,887	584,039
XPO Logistics, Inc. (a)	20,452	1,754,782
Yellow Corp. (a)	6,791	59,421
		16,323,902
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	22,290	892,715
Applied Industrial Technologies, Inc.	8,120	791,538
Beacon Roofing Supply, Inc. (a)	11,577	612,076
BlueLinx Corp. (a)	2,030	96,689
Boise Cascade Co.	8,065	456,640
CAI International, Inc.	3,265	182,611
DXP Enterprises, Inc. (a)	3,478	114,635
GATX Corp.	7,361	698,191
Global Industrial Co.	3,548	143,978
GMS, Inc. (a)	8,850	438,341
H&E Equipment Services, Inc.	6,740	303,839
Herc Holdings, Inc.	5,172	941,511
McGrath RentCorp.	5,180	373,685
MRC Global, Inc. (a)	12,344	102,455
MSC Industrial Direct Co., Inc. Class A	9,708	816,152
NOW, Inc. (a)	23,485	169,562
Rush Enterprises, Inc. Class A	8,983	467,835
SiteOne Landscape Supply, Inc. (a)	9,278	2,179,959
Textainer Group Holdings Ltd. (a)	9,352	367,440
Titan Machinery, Inc. (a)	4,127	117,289
Triton International Ltd.	14,008	871,158
Univar, Inc. (a)	35,602	910,699
Veritiv Corp. (a)	2,915	312,692
Watsco, Inc.	6,858	1,985,940
WESCO International, Inc. (a)	9,263	1,200,114
		15,547,744

TOTAL INDUSTRIALS		221,706,011

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.8%
ADTRAN, Inc.	10,519	194,391
Applied Optoelectronics, Inc. (a)(b)	5,217	39,910
CalAmp Corp. (a)	7,566	72,785
Calix, Inc. (a)	11,430	715,404
Casa Systems, Inc. (a)	6,713	42,493
Ciena Corp. (a)	31,981	1,736,248
Clearfield, Inc. (a)	2,445	138,118
CommScope Holding Co., Inc. (a)	41,796	447,635
Comtech Telecommunications Corp.	5,253	113,307
Digi International, Inc. (a)	6,907	148,846
Extreme Networks, Inc. (a)	26,951	264,928
Harmonic, Inc. (a)	21,886	198,506
Infinera Corp. (a)(b)	43,836	332,715
Inseego Corp. (a)(b)	16,715	103,633
Juniper Networks, Inc.	67,619	1,996,113
Lumentum Holdings, Inc. (a)	15,706	1,297,001
NETGEAR, Inc. (a)(b)	6,546	188,721
NetScout Systems, Inc. (a)	15,549	420,756
Ondas Holdings, Inc. (b)	5,178	44,375
Plantronics, Inc. (a)(b)	8,664	231,849
Resonant, Inc. (a)(b)	9,097	20,377
Ribbon Communications, Inc. (a)	24,542	134,245
ViaSat, Inc. (a)(b)	15,307	913,675
Viavi Solutions, Inc. (a)	46,400	714,560
		10,510,591
Electronic Equipment & Components - 1.8%
908 Devices, Inc. (b)	2,780	91,462
Advanced Energy Industries, Inc.	8,034	737,682
Airgain, Inc. (a)	2,149	24,133
Akoustis Technologies, Inc. (a)	10,733	80,712
Arlo Technologies, Inc. (a)	16,591	114,478
Arrow Electronics, Inc. (a)	14,913	1,726,180
Avnet, Inc.	20,750	790,783
Badger Meter, Inc.	6,144	628,224
Belden, Inc.	9,182	552,848
Benchmark Electronics, Inc.	6,982	162,750
Coherent, Inc. (a)	5,068	1,289,299
CTS Corp.	7,128	253,899
ePlus, Inc. (a)	2,888	319,326
Fabrinet (a)	7,752	744,192
FARO Technologies, Inc. (a)	3,690	271,473
II-VI, Inc. (a)(b)	21,949	1,328,134
Insight Enterprises, Inc. (a)	7,272	688,658
Intellicheck, Inc. (a)(b)	3,902	34,689
IPG Photonics Corp. (a)	7,476	1,188,759
Itron, Inc. (a)	9,473	736,715
Jabil, Inc.	30,438	1,825,062
Kimball Electronics, Inc. (a)	5,298	152,318
Knowles Corp. (a)	18,741	390,562
Littelfuse, Inc.	5,117	1,507,212
Luna Innovations, Inc. (a)(b)	5,988	58,323
Methode Electronics, Inc. Class A	7,802	328,230
MicroVision, Inc. (a)(b)	33,906	258,025
Napco Security Technolgies, Inc. (a)	2,970	142,441
National Instruments Corp.	27,798	1,180,581
nLIGHT, Inc. (a)	8,864	249,256
Novanta, Inc. (a)	7,392	1,275,564
OSI Systems, Inc. (a)	3,393	315,922
Par Technology Corp. (a)(b)	5,033	316,173
PC Connection, Inc.	2,332	107,389
Plexus Corp. (a)	5,929	517,720
Rogers Corp. (a)	3,923	788,994
Sanmina Corp. (a)	13,229	499,395
ScanSource, Inc. (a)	5,459	195,323
TD SYNNEX Corp.	8,722	915,810
TTM Technologies, Inc. (a)(b)	21,935	290,419
Vishay Intertechnology, Inc.	27,178	522,361
Vishay Precision Group, Inc. (a)	2,643	90,100
Vontier Corp.	35,194	1,190,613
Wrap Technologies, Inc. (a)	4,437	25,291
		24,907,480
IT Services - 3.3%
Affirm Holdings, Inc.	19,363	3,146,488
Alliance Data Systems Corp.	10,443	890,266
Amdocs Ltd.	26,508	2,063,383
BigCommerce Holdings, Inc. (a)(b)	12,151	561,498
Brightcove, Inc. (a)	8,392	83,249
Cantaloupe, Inc. (a)	12,182	152,275
Cass Information Systems, Inc.	2,479	101,614
Concentrix Corp.	8,947	1,589,703
Conduent, Inc. (a)	32,668	220,509
CSG Systems International, Inc.	6,945	347,597
DXC Technology Co. (a)	52,199	1,700,121
Euronet Worldwide, Inc. (a)	10,960	1,229,602
EVERTEC, Inc.	12,435	562,186
EVO Payments, Inc. Class A (a)	10,123	219,467
ExlService Holdings, Inc. (a)	6,954	852,769
Fastly, Inc. Class A (a)(b)	22,161	1,121,568
Genpact Ltd.	35,877	1,770,530
GreenSky, Inc. Class A (a)	14,485	177,296
Grid Dynamics Holdings, Inc. (a)	8,971	257,916
Hackett Group, Inc.	6,077	128,468
i3 Verticals, Inc. Class A (a)	4,599	102,972
International Money Express, Inc. (a)	6,970	116,678
Jack Henry & Associates, Inc.	15,483	2,577,610
Limelight Networks, Inc. (a)	26,118	77,832
Liveramp Holdings, Inc. (a)	14,181	758,825
Maximus, Inc.	12,857	1,087,316
MoneyGram International, Inc. (a)	18,877	112,696
Paysign, Inc. (a)	8,196	20,654
Perficient, Inc. (a)	6,915	854,694
Rackspace Technology, Inc. (a)(b)	12,698	168,756
Repay Holdings Corp. (a)	15,204	319,436
Sabre Corp. (a)(b)	67,655	702,259
Sezzle, Inc. unit (a)(b)	18,415	73,419
Shift4 Payments, Inc. (a)(b)	9,735	614,571
Snowflake Computing, Inc. (a)	47,461	16,793,577
SolarWinds, Inc. (b)	9,363	150,744
Switch, Inc. Class A	26,372	666,684
The Western Union Co.	84,306	1,536,055
Ttec Holdings, Inc.	3,779	356,700
Tucows, Inc. (a)(b)	2,010	165,423
Unisys Corp. (a)	14,139	361,534
Verra Mobility Corp. (a)	27,357	407,072
WEX, Inc. (a)	9,277	1,388,767
		46,590,779
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc. (a)	2,516	267,124
Allegro MicroSystems LLC (a)	11,291	376,668
Alpha & Omega Semiconductor Ltd. (a)	4,349	150,693
Ambarella, Inc. (a)	7,526	1,398,557
Amkor Technology, Inc.	20,630	452,210
Atomera, Inc. (a)(b)	4,613	99,687
Axcelis Technologies, Inc. (a)	6,900	379,017
AXT, Inc. (a)	7,945	64,911
Brooks Automation, Inc.	15,425	1,796,241
CEVA, Inc. (a)	4,960	226,226
Cirrus Logic, Inc. (a)	12,017	971,094
CMC Materials, Inc.	6,100	783,057
Cohu, Inc. (a)	10,155	325,366
CyberOptics Corp. (a)	1,503	62,765
Diodes, Inc. (a)	9,438	906,897
DSP Group, Inc. (a)	4,703	103,325
First Solar, Inc. (a)	20,600	2,463,554
FormFactor, Inc. (a)	16,372	651,278
Ichor Holdings Ltd. (a)	5,911	258,429
Impinj, Inc. (a)	3,814	265,912
Kopin Corp. (a)	15,897	83,300
Kulicke & Soffa Industries, Inc. (b)	12,982	739,974
Lattice Semiconductor Corp. (a)	28,397	1,971,888
MACOM Technology Solutions Holdings, Inc. (a)	10,015	699,247
MaxLinear, Inc. Class A (a)	14,659	923,517
MKS Instruments, Inc.	11,538	1,731,277
NeoPhotonics Corp. (a)	10,931	110,622
NVE Corp.	1,066	72,456
Onto Innovation, Inc. (a)	10,351	819,903
PDF Solutions, Inc. (a)	6,175	145,298
Photronics, Inc. (a)	13,611	176,807
Pixelworks, Inc. (a)	9,780	40,000
Power Integrations, Inc.	12,567	1,297,040
Rambus, Inc. (a)	22,105	514,383
Semtech Corp. (a)	13,565	1,153,432
Silicon Laboratories, Inc. (a)(b)	8,437	1,592,568
SiTime Corp. (a)	2,680	709,905
SMART Global Holdings, Inc. (a)	4,736	253,187
SunPower Corp. (a)(b)	17,330	583,328
Synaptics, Inc. (a)	7,314	1,423,085
Ultra Clean Holdings, Inc. (a)	9,435	467,693
Universal Display Corp.	9,018	1,652,098
Veeco Instruments, Inc. (a)(b)	10,700	259,903
		29,423,922
Software - 6.5%
8x8, Inc. (a)	23,400	530,244
A10 Networks, Inc.	12,805	239,325
ACI Worldwide, Inc. (a)	24,493	751,445
Agilysys, Inc. (a)	3,964	189,162
Alarm.com Holdings, Inc. (a)	9,659	813,867
Altair Engineering, Inc. Class A (a)	9,689	753,707
Alteryx, Inc. Class A (a)	12,466	912,387
American Software, Inc. Class A	6,547	189,405
Anaplan, Inc. (a)	30,178	1,967,907
AppFolio, Inc. (a)	3,970	522,809
Appian Corp. Class A (a)(b)	8,279	823,015
Asana, Inc. (a)	16,263	2,208,515
Aspen Technology, Inc. (a)	14,147	2,216,693
Avaya Holdings Corp. (a)	17,115	318,681
Benefitfocus, Inc. (a)(b)	5,937	65,070
Bill.Com Holdings, Inc. (a)	18,382	5,410,006
Blackbaud, Inc. (a)	8,840	627,728
BlackLine, Inc. (a)	11,128	1,411,809
Bottomline Technologies, Inc. (a)	8,425	390,078
Box, Inc. Class A (a)	32,139	830,150
C3.Ai, Inc. (b)	14,663	661,595
CDK Global, Inc.	25,328	1,102,275
Cerence, Inc. (a)(b)	7,948	835,573
ChannelAdvisor Corp. (a)	6,287	160,381
CommVault Systems, Inc. (a)	9,437	580,376
Consensus Cloud Solutions, Inc. (a)	4,541	287,582
Digimarc Corp. (a)(b)	3,008	151,994
Digital Turbine, Inc. (a)	18,260	1,571,456
Dolby Laboratories, Inc. Class A	13,610	1,202,444
Domo, Inc. Class B (a)	5,947	525,417
Dropbox, Inc. Class A (a)	59,702	1,820,314
Duck Creek Technologies, Inc. (a)	15,421	485,762
Dynatrace, Inc. (a)	40,938	3,070,350
Ebix, Inc. (b)	4,899	160,736
eGain Communications Corp. (a)	4,546	46,915
Elastic NV (a)	14,884	2,582,523
Envestnet, Inc. (a)	11,338	946,723
Everbridge, Inc. (a)	7,996	1,273,843
Five9, Inc. (a)	14,115	2,230,311
Guidewire Software, Inc. (a)	17,218	2,164,819
Intelligent Systems Corp. (a)(b)	1,618	68,490
InterDigital, Inc.	6,233	417,299
Jamf Holding Corp. (a)(b)	11,371	541,828
LivePerson, Inc. (a)(b)	13,529	696,879
Mandiant, Inc. (a)	49,944	871,023
Manhattan Associates, Inc. (a)	13,204	2,397,054
McAfee Corp.	15,118	323,072
MicroStrategy, Inc. Class A (a)(b)	1,622	1,159,827
Mimecast Ltd. (a)	12,769	963,293
Mitek Systems, Inc. (a)(b)	9,032	170,073
Model N, Inc. (a)	6,506	210,859
Momentive Global, Inc. (a)	26,684	611,597
N-able, Inc. (a)(b)	13,958	185,641
nCino, Inc. (a)(b)	11,779	855,862
NCR Corp. (a)	27,483	1,086,678
New Relic, Inc. (a)	12,169	987,636
Nutanix, Inc. Class A (a)	42,387	1,454,298
ON24, Inc. (a)	1,838	35,161
Onespan, Inc. (a)	7,061	144,186
Pagerduty, Inc. (a)	15,320	639,610
Palantir Technologies, Inc. (a)	326,441	8,448,293
Paylocity Holding Corp. (a)	8,201	2,502,453
Pegasystems, Inc.	8,489	1,007,814
Ping Identity Holding Corp. (a)	10,029	284,122
Progress Software Corp.	8,977	461,508
PROS Holdings, Inc. (a)	8,162	244,860
Q2 Holdings, Inc. (a)	11,754	922,219
QAD, Inc. Class A	2,402	210,511
Qualtrics International, Inc.	12,986	601,512
Qualys, Inc. (a)	7,025	874,472
Rapid7, Inc. (a)	11,606	1,494,273
SailPoint Technologies Holding, Inc. (a)(b)	19,429	932,203
SecureWorks Corp. (a)	2,541	46,805
ShotSpotter, Inc. (a)	1,650	64,202
Smartsheet, Inc. (a)	25,999	1,794,191
Smith Micro Software, Inc. (a)	10,387	59,206
Sprout Social, Inc. (a)	9,418	1,202,490
SPS Commerce, Inc. (a)	7,490	1,143,948
Synchronoss Technologies, Inc. (a)	8,105	21,397
Telos Corp.	10,897	282,341
Tenable Holdings, Inc. (a)	18,944	1,008,768
Teradata Corp. (a)	22,615	1,279,104
Upland Software, Inc. (a)	5,341	178,229
Varonis Systems, Inc. (a)(b)	22,183	1,436,127
Verint Systems, Inc. (a)	13,216	615,866
Veritone, Inc. (a)(b)	6,067	181,464
Vertex, Inc. Class A (a)(b)	5,726	119,215
Viant Technology, Inc.	2,400	28,200
VirnetX Holding Corp. (a)(b)	12,818	49,349
VMware, Inc. Class A (a)	16,747	2,540,520
Vobile Group Ltd. (a)(b)	210,000	184,345
Vonage Holdings Corp. (a)	52,677	849,153
Workiva, Inc. (a)	8,969	1,341,314
Xperi Holding Corp.	21,501	385,298
Yext, Inc. (a)	23,210	292,214
Zix Corp. (a)	12,564	106,417
Zuora, Inc. (a)	23,275	508,792
		90,556,953
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	26,162	736,722
Avid Technology, Inc. (a)	7,350	210,504
Corsair Gaming, Inc. (a)(b)	6,817	166,676
Diebold Nixdorf, Inc. (a)	16,425	147,825
Eastman Kodak Co. (a)(b)	15,330	104,091
Immersion Corp. (a)(b)	4,993	39,894
Pure Storage, Inc. Class A (a)	55,214	1,483,048
Razer, Inc. (a)(d)	939,000	225,548
Super Micro Computer, Inc. (a)	9,089	321,660
Turtle Beach Corp. (a)(b)	3,208	92,262
Xerox Holdings Corp.	28,887	514,189
		4,042,419

TOTAL INFORMATION TECHNOLOGY		206,032,144

MATERIALS - 5.0%
Chemicals - 2.2%
AdvanSix, Inc.	5,735	278,721
American Vanguard Corp.	5,974	93,075
Amyris, Inc. (a)(b)	38,601	572,067
Ashland Global Holdings, Inc. (b)	11,716	1,124,853
Avient Corp.	19,053	1,026,576
Axalta Coating Systems Ltd. (a)	44,837	1,398,466
Balchem Corp.	6,745	1,032,592
Cabot Corp.	11,502	613,632
CF Industries Holdings, Inc.	44,893	2,549,922
Chase Corp.	1,640	157,440
Ecovyst, Inc.	11,472	133,993
Element Solutions, Inc.	45,582	1,035,167
Ferro Corp. (a)	16,879	354,797
FutureFuel Corp.	5,299	37,411
GCP Applied Technologies, Inc. (a)	11,390	257,528
H.B. Fuller Co.	10,962	772,931
Hawkins, Inc.	4,016	147,267
Huntsman Corp.	43,611	1,420,846
Ingevity Corp. (a)	8,280	645,095
Innospec, Inc.	5,035	456,221
Intrepid Potash, Inc. (a)	1,943	94,644
Koppers Holdings, Inc. (a)	4,286	150,396
Kraton Performance Polymers, Inc. (a)	6,874	313,798
Kronos Worldwide, Inc.	4,478	58,348
Livent Corp. (a)(b)	33,801	953,864
Loop Industries, Inc. (a)(b)	4,679	73,507
Minerals Technologies, Inc.	6,788	481,541
NewMarket Corp.	1,509	513,075
Olin Corp.	29,998	1,709,286
Orion Engineered Carbons SA (a)	12,187	229,116
Quaker Chemical Corp. (b)	2,811	691,056
Rayonier Advanced Materials, Inc. (a)	13,190	94,704
RPM International, Inc.	26,927	2,348,034
Sensient Technologies Corp.	8,794	840,706
Stepan Co.	4,448	533,849
The Chemours Co. LLC	34,583	969,016
The Mosaic Co.	72,063	2,995,659
The Scotts Miracle-Gro Co. Class A	8,493	1,260,871
Tredegar Corp.	5,988	72,215
Trinseo PLC	7,938	445,004
Tronox Holdings PLC	23,511	548,277
Valvoline, Inc.	37,402	1,270,172
Westlake Chemical Corp.	6,988	680,212
		31,435,950
Construction Materials - 0.2%
Eagle Materials, Inc.	8,749	1,298,002
Forterra, Inc. (a)	5,915	140,895
Summit Materials, Inc. (a)	24,685	880,020
		2,318,917
Containers & Packaging - 1.1%
Aptargroup, Inc.	13,669	1,650,942
Berry Global Group, Inc. (a)	28,144	1,844,558
Crown Holdings, Inc.	27,374	2,846,622
Graphic Packaging Holding Co.	58,824	1,172,362
Greif, Inc. Class A	5,410	349,919
Myers Industries, Inc.	8,051	165,690
O-I Glass, Inc. (a)	32,224	420,523
Pactiv Evergreen, Inc.	9,523	132,465
Ranpak Holdings Corp. (A Shares) (a)	8,387	289,016
Sealed Air Corp.	31,016	1,839,869
Silgan Holdings, Inc.	17,288	694,978
Sonoco Products Co.	20,336	1,178,471
TriMas Corp.	9,102	303,552
WestRock Co.	55,669	2,677,679
		15,566,646
Metals & Mining - 1.3%
Alcoa Corp.	39,007	1,792,372
Allegheny Technologies, Inc. (a)	25,888	416,797
Arconic Corp. (a)	22,410	659,302
Carpenter Technology Corp.	9,691	299,258
Century Aluminum Co. (a)	10,695	141,281
Cleveland-Cliffs, Inc. (a)	94,755	2,284,543
Coeur d'Alene Mines Corp. (a)	54,212	343,162
Commercial Metals Co.	25,346	815,634
Compass Minerals International, Inc.	6,912	453,427
Coronado Global Resources, Inc. unit (a)(d)	164,159	168,562
Gatos Silver, Inc.	9,383	113,534
Gold Resource Corp.	15,463	28,452
Haynes International, Inc.	3,001	120,430
Hecla Mining Co.	112,372	649,510
Kaiser Aluminum Corp.	3,228	313,568
Materion Corp.	4,412	318,458
McEwen Mining, Inc. (a)	74,486	81,935
Reliance Steel & Aluminum Co.	13,115	1,916,888
Royal Gold, Inc.	13,622	1,348,850
Ryerson Holding Corp.	3,688	97,216
Schnitzer Steel Industries, Inc. Class A	5,202	279,868
Steel Dynamics, Inc.	40,449	2,672,870
SunCoke Energy, Inc.	18,088	130,595
TimkenSteel Corp. (a)(b)	8,673	120,988
United States Steel Corp.	56,411	1,488,686
Warrior Metropolitan Coal, Inc.	11,080	265,588
Worthington Industries, Inc.	6,683	363,021
		17,684,795
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	3,682	154,018
Domtar Corp. (a)	10,313	562,987
Glatfelter Corp. (b)	8,956	147,147
Louisiana-Pacific Corp.	19,777	1,165,459
Mercer International, Inc. (SBI)	9,232	99,429
Neenah, Inc.	3,495	176,637
Resolute Forest Products	9,680	113,837
Schweitzer-Mauduit International, Inc.	6,582	229,317
Verso Corp.	4,942	109,119
		2,757,950

TOTAL MATERIALS		69,764,258

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 7.6%
Acadia Realty Trust (SBI)	18,201	389,137
Agree Realty Corp.	14,758	1,048,703
Alexander & Baldwin, Inc.	15,040	368,931
Alexanders, Inc.	484	134,930
American Assets Trust, Inc.	11,123	420,783
American Campus Communities, Inc.	29,198	1,568,517
American Finance Trust, Inc.	23,494	194,530
American Homes 4 Rent Class A	57,728	2,343,757
Americold Realty Trust	54,752	1,613,541
Apartment Income (REIT) Corp.	32,960	1,766,986
Apartment Investment & Management Co. Class A	30,771	233,244
Apple Hospitality (REIT), Inc.	45,048	707,704
Armada Hoffler Properties, Inc.	12,910	176,996
Bluerock Residential Growth (REIT), Inc.	5,804	78,528
Brandywine Realty Trust (SBI)	35,459	469,832
Brixmor Property Group, Inc.	62,543	1,466,008
Broadstone Net Lease, Inc.	33,508	890,978
Camden Property Trust (SBI)	21,053	3,433,744
CareTrust (REIT), Inc.	21,068	437,161
CatchMark Timber Trust, Inc.	10,529	90,128
Centerspace	3,087	312,528
Chatham Lodging Trust (a)	10,221	129,704
City Office REIT, Inc.	9,737	184,711
Columbia Property Trust, Inc.	23,751	455,307
Community Healthcare Trust, Inc.	5,017	240,013
CorEnergy Infrastructure Trust, Inc.	2,800	13,272
CoreSite Realty Corp.	9,301	1,325,020
Corporate Office Properties Trust (SBI)	24,047	652,155
Cousins Properties, Inc.	31,502	1,247,794
CTO Realty Growth, Inc.	1,397	74,893
CubeSmart	42,271	2,325,328
CyrusOne, Inc.	25,926	2,126,451
DiamondRock Hospitality Co. (a)	43,220	390,709
Digitalbridge Group, Inc. (a)(b)	103,408	692,834
Diversified Healthcare Trust (SBI)	48,131	175,197
Douglas Emmett, Inc.	36,797	1,202,526
Easterly Government Properties, Inc.	18,077	380,159
EastGroup Properties, Inc.	8,511	1,683,306
Empire State Realty Trust, Inc.	29,804	288,503
EPR Properties	15,705	788,548
Equity Commonwealth	25,719	666,894
Equity Lifestyle Properties, Inc.	35,791	3,024,697
Essential Properties Realty Trust, Inc.	25,224	751,423
Farmland Partners, Inc.	6,028	67,755
Federal Realty Investment Trust (SBI)	14,657	1,763,970
First Industrial Realty Trust, Inc.	27,380	1,594,337
Four Corners Property Trust, Inc.	16,392	475,368
Franklin Street Properties Corp.	23,070	103,815
Gaming & Leisure Properties	46,579	2,258,616
Getty Realty Corp.	8,206	263,577
Gladstone Commercial Corp.	8,273	180,848
Gladstone Land Corp.	6,032	133,548
Global Medical REIT, Inc.	12,997	215,490
Global Net Lease, Inc.	20,790	333,056
Healthcare Realty Trust, Inc.	30,868	1,020,496
Healthcare Trust of America, Inc.	45,695	1,525,756
Hersha Hospitality Trust (a)	7,027	62,751
Highwoods Properties, Inc. (SBI)	22,219	996,300
Host Hotels & Resorts, Inc. (a)	148,395	2,497,488
Hudson Pacific Properties, Inc.	32,385	833,914
Independence Realty Trust, Inc.	22,337	527,823
Industrial Logistics Properties Trust	14,278	401,069
Iron Mountain, Inc.	60,464	2,759,577
iStar Financial, Inc.	14,805	373,678
JBG SMITH Properties	24,421	704,790
Kilroy Realty Corp.	21,982	1,481,147
Kimco Realty Corp.	128,400	2,901,840
Kite Realty Group Trust	17,396	353,139
Lamar Advertising Co. Class A	18,106	2,049,599
Lexington Corporate Properties Trust	58,456	851,704
Life Storage, Inc.	16,418	2,196,893
LTC Properties, Inc.	8,513	271,224
Mack-Cali Realty Corp. (a)	16,180	294,314
Monmouth Real Estate Investment Corp. Class A	20,462	385,709
National Health Investors, Inc.	9,490	510,372
National Retail Properties, Inc.	36,887	1,673,194
National Storage Affiliates Trust	17,254	1,077,685
NETSTREIT Corp.	8,729	211,591
NexPoint Residential Trust, Inc.	4,721	334,341
Office Properties Income Trust	10,383	266,012
Omega Healthcare Investors, Inc.	50,398	1,479,685
One Liberty Properties, Inc.	3,325	103,940
Outfront Media, Inc.	30,826	767,259
Paramount Group, Inc.	35,294	299,293
Park Hotels & Resorts, Inc. (a)	49,759	922,034
Pebblebrook Hotel Trust	27,007	606,577
Physicians Realty Trust	46,996	893,394
Piedmont Office Realty Trust, Inc. Class A	26,808	476,110
Plymouth Industrial REIT, Inc.	6,763	172,862
Potlatch Corp.	14,244	744,534
Preferred Apartment Communities, Inc. Class A	10,416	131,346
PS Business Parks, Inc.	4,317	767,131
Rayonier, Inc.	29,710	1,109,074
Regency Centers Corp.	32,130	2,262,273
Retail Opportunity Investments Corp.	26,357	468,364
Retail Value, Inc.	3,803	23,807
Rexford Industrial Realty, Inc.	29,036	1,951,219
RLJ Lodging Trust	34,085	491,506
RPT Realty	16,760	222,740
Ryman Hospitality Properties, Inc. (a)	11,545	987,559
Sabra Health Care REIT, Inc.	47,115	666,677
Safehold, Inc.	2,851	212,970
Saul Centers, Inc.	2,989	138,690
Seritage Growth Properties (a)	7,660	117,964
Service Properties Trust	33,725	363,218
SITE Centers Corp.	37,596	597,400
SL Green Realty Corp.	14,049	984,413
Spirit Realty Capital, Inc.	25,324	1,239,103
Stag Industrial, Inc.	34,285	1,492,426
Store Capital Corp.	51,586	1,770,947
Summit Hotel Properties, Inc. (a)	22,975	229,750
Sunstone Hotel Investors, Inc. (a)	45,126	556,855
Tanger Factory Outlet Centers, Inc.	21,227	356,614
Terreno Realty Corp.	15,012	1,097,828
The GEO Group, Inc. (b)	26,862	219,731
The Macerich Co.	44,768	809,853
UDR, Inc.	58,471	3,246,895
UMH Properties, Inc.	9,961	238,466
Uniti Group, Inc.	48,228	690,143
Universal Health Realty Income Trust (SBI)	2,839	161,738
Urban Edge Properties	22,899	401,419
Urstadt Biddle Properties, Inc. Class A	6,524	128,131
Vornado Realty Trust	33,139	1,412,716
Washington REIT (SBI)	17,391	440,862
Whitestone REIT Class B	8,726	80,105
WP Carey, Inc.	38,536	2,971,511
Xenia Hotels & Resorts, Inc. (a)	23,423	416,929
		106,842,957
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	30,788	566,191
eXp World Holdings, Inc. (b)	13,780	711,048
Forestar Group, Inc. (a)	3,788	74,131
Howard Hughes Corp. (a)	8,599	749,231
Jones Lang LaSalle, Inc. (a)	10,570	2,729,491
Kennedy-Wilson Holdings, Inc.	24,942	557,953
Marcus & Millichap, Inc. (a)	5,145	242,330
Newmark Group, Inc.	33,794	502,855
RE/MAX Holdings, Inc.	3,843	122,246
Realogy Holdings Corp. (a)	23,853	413,134
Redfin Corp. (a)(b)	21,949	1,126,862
Tejon Ranch Co. (a)	5,276	96,076
The RMR Group, Inc.	3,441	119,712
The St. Joe Co.	6,991	328,717
		8,339,977

TOTAL REAL ESTATE		115,182,934

UTILITIES - 2.8%
Electric Utilities - 0.8%
Allete, Inc.	10,971	675,155
Avangrid, Inc. (b)	14,459	761,989
Hawaiian Electric Industries, Inc.	22,929	930,000
IDACORP, Inc.	10,572	1,102,871
MGE Energy, Inc.	7,405	561,965
NRG Energy, Inc.	51,054	2,036,544
OGE Energy Corp.	41,425	1,411,350
Otter Tail Corp.	8,504	527,333
Pinnacle West Capital Corp.	23,442	1,511,775
PNM Resources, Inc.	17,683	879,729
Portland General Electric Co.	18,711	922,639
Via Renewables, Inc. Class A, (b)	2,061	22,980
		11,344,330
Gas Utilities - 0.7%
Atmos Energy Corp.	27,210	2,506,585
Chesapeake Utilities Corp.	3,574	468,444
National Fuel Gas Co.	18,809	1,080,201
New Jersey Resources Corp.	20,047	757,977
Northwest Natural Holding Co.	6,456	291,101
ONE Gas, Inc.	11,145	750,059
South Jersey Industries, Inc. (b)	22,969	522,774
Southwest Gas Corp.	12,409	859,323
Spire, Inc.	10,802	677,934
UGI Corp.	43,391	1,883,603
		9,798,001
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	7,397	244,027
Class C	16,872	598,619
Ormat Technologies, Inc.	9,417	681,132
Sunnova Energy International, Inc. (a)	19,412	864,999
Vistra Corp.	100,069	1,960,352
		4,349,129
Multi-Utilities - 0.7%
Avista Corp.	14,653	583,336
Black Hills Corp.	13,190	875,552
CenterPoint Energy, Inc.	123,427	3,214,039
MDU Resources Group, Inc.	42,100	1,293,733
NiSource, Inc.	81,276	2,005,079
NorthWestern Energy Corp.	10,558	600,328
Unitil Corp.	3,174	132,515
		8,704,582
Water Utilities - 0.3%
American States Water Co.	7,750	704,010
Cadiz, Inc. (a)(b)	6,629	40,238
California Water Service Group	10,898	663,470
Essential Utilities, Inc.	46,549	2,191,061
Middlesex Water Co.	3,603	396,762
SJW Corp.	5,631	371,196
York Water Co.	3,013	144,383
		4,511,120

TOTAL UTILITIES		38,707,162

TOTAL COMMON STOCKS
(Cost $1,149,412,483)		1,391,280,668

Money Market Funds - 7.0%
Fidelity Cash Central Fund 0.06% (e)	6,501,457	6,502,757
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	91,227,131	91,236,254
TOTAL MONEY MARKET FUNDS
(Cost $97,739,011)		97,739,011
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $1,247,151,494)		1,489,019,679
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(93,945,303)
NET ASSETS - 100%		$1,395,074,376

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	11	Dec. 2021	$1,262,415	$52,607	$52,607
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Dec. 2021	1,673,640	87,714	87,714
TOTAL FUTURES CONTRACTS					$140,321

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,112,920 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,251,526	$305,913,798	$302,662,546	$3,479	$(21)	$--	$6,502,757	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	27,789,230	362,502,453	299,055,429	296,281	--	--	91,236,254	0.2%
Total	$31,040,756	$668,416,251	$601,717,975	$299,760	$(21)	$--	$97,739,011

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$51,621,674	$51,619,029	$--	$2,645
Consumer Discretionary	190,292,942	190,292,548	--	394
Consumer Staples	42,986,771	42,986,771	--	--
Energy	48,168,293	48,168,293	--	--
Financials	227,334,349	227,334,349	--	--
Health Care	179,484,130	179,443,395	--	40,735
Industrials	221,706,011	221,706,011	--	--
Information Technology	206,032,144	206,032,144	--	--
Materials	69,764,258	69,764,258	--	--
Real Estate	115,182,934	115,182,934	--	--
Utilities	38,707,162	38,707,162	--	--
Money Market Funds	97,739,011	97,739,011	--	--
Total Investments in Securities:	$1,489,019,679	$1,488,975,905	$--	$43,774
Derivative Instruments:
Assets
Futures Contracts	$140,321	$140,321	$--	$--
Total Assets	$140,321	$140,321	$--	$--
Total Derivative Instruments:	$140,321	$140,321	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$140,321	$0
Total Equity Risk	140,321	0
Total Value of Derivatives	$140,321	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021
Assets
Investment in securities, at value (including securities loaned of $88,862,889) — See accompanying schedule: Unaffiliated issuers (cost $1,149,412,483)	$1,391,280,668
Fidelity Central Funds (cost $97,739,011)	97,739,011
Total Investment in Securities (cost $1,247,151,494)		$1,489,019,679
Segregated cash with brokers for derivative instruments		437,001
Cash		1,004,079
Foreign currency held at value (cost $1,249)		1,253
Receivable for investments sold		2,900,990
Receivable for fund shares sold		3,264,295
Dividends receivable		991,570
Distributions receivable from Fidelity Central Funds		22,239
Receivable for daily variation margin on futures contracts		3,558
Other receivables		4,318
Total assets		1,497,648,982
Liabilities
Payable for investments purchased	$9,969,389
Payable for fund shares redeemed	1,223,403
Deferred dividend income	145,072
Collateral on securities loaned	91,236,742
Total liabilities		102,574,606
Net Assets		$1,395,074,376
Net Assets consist of:
Paid in capital		$1,076,148,148
Total accumulated earnings (loss)		318,926,228
Net Assets		$1,395,074,376
Net Asset Value, offering price and redemption price per share ($1,395,074,376 ÷ 99,030,133 shares)		$14.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2021
Investment Income
Dividends		$13,639,189
Non-Cash dividends		1,123,152
Interest		181
Income from Fidelity Central Funds (including $296,281 from security lending)		299,760
Total income		15,062,282
Expenses
Independent trustees' fees and expenses	$3,781
Total expenses before reductions	3,781
Expense reductions	(164)
Total expenses after reductions		3,617
Net investment income (loss)		15,058,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,336,929
Fidelity Central Funds	(21)
Foreign currency transactions	72
Futures contracts	1,622,871
Total net realized gain (loss)		79,959,851
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	249,378,804
Assets and liabilities in foreign currencies	8
Futures contracts	117,254
Total change in net unrealized appreciation (depreciation)		249,496,066
Net gain (loss)		329,455,917
Net increase (decrease) in net assets resulting from operations		$344,514,582

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2021	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,058,665	$8,066,225
Net realized gain (loss)	79,959,851	8,904,214
Change in net unrealized appreciation (depreciation)	249,496,066	(19,965,836)
Net increase (decrease) in net assets resulting from operations	344,514,582	(2,995,397)
Distributions to shareholders	(15,855,199)	(9,015,399)
Share transactions
Proceeds from sales of shares	683,852,504	357,798,175
Reinvestment of distributions	15,286,618	8,606,523
Cost of shares redeemed	(224,267,116)	(214,889,672)
Net increase (decrease) in net assets resulting from share transactions	474,872,006	151,515,026
Total increase (decrease) in net assets	803,531,389	139,504,230
Net Assets
Beginning of period	591,542,987	452,038,757
End of period	$1,395,074,376	$591,542,987
Other Information
Shares
Sold	52,486,346	39,795,943
Issued in reinvestment of distributions	1,368,942	868,467
Redeemed	(17,201,393)	(25,092,353)
Net increase (decrease)	36,653,895	15,572,057

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Extended Market Index Fund

Years ended October 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.48	$9.66	$8.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.14	.15	.02
Net realized and unrealized gain (loss)	4.68	(.14)	.56	(1.03)
Total from investment operations	4.86	–	.71	(1.01)
Distributions from net investment income	(.14)	(.13)	(.04)	–
Distributions from net realized gain	(.11)	(.06)	–	–
Total distributions	(.25)	(.18)C	(.04)	–
Net asset value, end of period	$14.09	$9.48	$9.66	$8.99
Total ReturnD,E	51.93%	(.06)%	7.97%	(10.10)%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	-%	- %I
Net investment income (loss)	1.38%	1.55%	1.64%	1.31%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,395,074	$591,543	$452,039	$68,589
Portfolio turnover rateJ	25%	26%	14%	- %K,L

 A For the period September 13, 2018 (commencement of operations) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2021	Past 1 year	Life of fundA
Fidelity ZERO® International Index Fund	30.39%	8.40%

 A From August 2, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® International Index Fund on August 2, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity Global ex U.S. Index℠ and MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$12,996	Fidelity ZERO® International Index Fund
$13,137	Fidelity Global ex U.S. Index℠
$12,949	MSCI ACWI (All Country World Index) ex USA Index

Fidelity ZERO® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 29.85% for the 12 months ending October 31, 2021, with international equities rising amid an improved outlook for global economic growth, widespread COVID-19 vaccination, fiscal stimulus in the U.S. and abroad, and government spending programs. As 2021 began, investors saw reasons to be hopeful and the index recorded steady monthly gains. As part of the economic “reopening” trade, investors generally moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap, smaller companies they believed stood to benefit from a broad cyclical recovery. In early September, sentiment turned broadly negative due to inflationary pressure from surging energy/other commodity prices, rising bond yields, supply constraints and disruption, valuation concerns, and the fast-spreading delta variant of the coronavirus. International stocks returned -3.18% for the month, but rebounded in October (+2.39%) amid strength in corporate earnings and notable improvement in the global economy. By region, Canada (+50%) led the way, followed by the U.K. (+44%) and Europe ex U.K (+41%). Conversely, emerging markets (+17%) and Japan (+20%) lagged most. By sector, energy (+74%) fared best by a wide margin. Financials (+50%) and information technology (+43%) also stood out. In contrast, communication services (+6%), consumer discretionary (+14%) and real estate (+17%) notably trailed the index.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2021, the fund gained 30.39%, roughly in line with the 30.93% advance of the benchmark Fidelity Global ex. U.S. Index. (The fund's relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) From a regional standpoint, Canada, the U.K., and Europe ex U.K. notably contributed. By sector, financials gained roughly 51% and contributed most, followed by information technology, which gained 44%, and industrials, which advanced approximately 37%. The energy sector rose 74%, materials gained 33%, and consumer discretionary advanced 14%, benefiting from the consumer durables & apparel industry (+47%). Other notable contributors included the health care (+18%), consumer staples (+17%), communication services (+11%), real estate (+24%), and utilities (+17%) sectors. Turning to individual stocks, the top contributor was ASML Holding (+124%), from the semiconductors & semiconductor equipment industry. In semiconductors & semiconductor equipment, Taiwan Semiconductor (+42%) was helpful and Royal Dutch Shell (+94%) from the energy sector also contributed. LVMH Moët Hennessy Louis Vuitton, within the consumer durables & apparel group, rose 68% and Novo Nordisk, within the pharmaceuticals, biotechnology & life sciences category, gained about 73% and boosted the fund. Conversely, the biggest individual detractor was Alibaba Group Holding (-46%), from the retailing segment. Tencent Holdings, within the media & entertainment industry, returned about -19% and hindered the fund. In consumer services, TAL Education Group (-94%) and New Oriental Education & Technology Group (-87%) hurt. Another detractor was China Evergrande New Energy Vehicle Group (-95%), a stock in the health care equipment & services group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.7
10.3

Top Market Sectors as of October 31, 2021

% of fund's net assets
Financials	20.1
Industrials	11.8
Information Technology	12.9
Consumer Discretionary	12.5
Health Care	8.9
Consumer Staples	7.7
Materials	7.6
Communication Services	6.2
Energy	4.8
Utilities	2.3

Geographic Diversification (% of fund's net assets)

As of October 31, 2021
Japan	16.0%
United Kingdom	8.6%
Canada	7.5%
Cayman Islands	6.0%
France	5.9%
Switzerland	5.8%
Germany	5.1%
Australia	4.4%
Taiwan	3.9%
Other*	36.8%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2021

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Fidelity ZERO® International Index Fund

Schedule of Investments October 31, 2021

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 4.4%
Afterpay Ltd. (a)	26,639	$2,467,822
AGL Energy Ltd.	62,795	270,199
ALS Ltd.	50,646	503,281
Altium Ltd.	12,261	338,681
Alumina Ltd.	247,257	370,138
AMP Ltd.	338,142	274,717
Ampol Ltd.	25,228	579,771
Ansell Ltd.	13,866	328,671
APA Group unit	125,734	775,584
ARB Corp. Ltd.	7,728	282,473
Aristocrat Leisure Ltd.	70,594	2,478,910
ASX Ltd.	20,257	1,265,086
Atlas Arteria Ltd. unit	102,531	478,199
Aurizon Holdings Ltd.	196,204	497,393
AusNet Services	194,310	361,039
Australia & New Zealand Banking Group Ltd.	299,572	6,341,434
Bank of Queensland Ltd.	65,487	433,511
Beach Energy Ltd.	180,885	189,819
Bendigo & Adelaide Bank Ltd.	57,855	402,573
BHP Group Ltd.	310,339	8,524,079
BlueScope Steel Ltd.	53,343	827,424
Boral Ltd. (a)	36,635	175,824
Brambles Ltd.	151,135	1,141,461
Breville Group Ltd.	10,692	235,742
carsales.com Ltd.	29,263	542,843
Challenger Ltd.	61,706	322,143
Charter Hall Group unit	48,852	636,859
Cleanaway Waste Management Ltd.	214,501	432,440
Cochlear Ltd.	6,843	1,134,747
Coles Group Ltd.	141,216	1,820,778
Commonwealth Bank of Australia	186,831	14,712,106
Computershare Ltd.	61,037	861,367
Crown Ltd. (a)	39,015	292,316
CSL Ltd.	47,935	10,835,400
CSR Ltd.	54,480	243,027
Dexus unit	113,103	924,838
Dominos Pizza Enterprises Ltd.	6,799	692,817
Downer EDI Ltd.	72,704	344,557
Endeavour Group Ltd.	136,254	696,980
Evolution Mining Ltd.	186,020	507,959
Fortescue Metals Group Ltd.	178,532	1,870,809
Goodman Group unit	177,439	2,923,179
Harvey Norman Holdings Ltd.	65,937	246,022
IDP Education Ltd.	22,427	631,808
IGO Ltd.	70,068	508,111
Iluka Resources Ltd.	45,668	322,925
Incitec Pivot Ltd.	205,688	462,639
Insurance Australia Group Ltd.	259,822	938,165
JB Hi-Fi Ltd.	12,286	466,636
Lendlease Group unit	73,957	581,933
Lynas Rare Earths Ltd. (a)	93,797	517,196
Macquarie Group Ltd.	36,473	5,392,533
Magellan Financial Group Ltd.	15,507	404,430
Medibank Private Ltd.	293,530	733,082
Metcash Ltd.	99,210	303,747
Mineral Resources Ltd.	17,368	504,181
Mirvac Group unit	411,982	873,956
National Australia Bank Ltd.	347,160	7,547,946
Newcrest Mining Ltd.	85,379	1,598,594
NEXTDC Ltd. (a)	47,767	421,850
Nine Entertainment Co. Holdings Ltd.	158,885	329,879
Northern Star Resources Ltd.	122,460	851,194
Orica Ltd.	42,217	480,495
Origin Energy Ltd.	186,745	709,419
OZ Minerals Ltd.	35,117	663,853
Qantas Airways Ltd. (a)	97,136	390,927
QBE Insurance Group Ltd.	155,366	1,382,620
Qube Holdings Ltd.	208,054	497,697
Ramsay Health Care Ltd.	19,117	1,012,693
REA Group Ltd.	5,304	638,948
Reliance Worldwide Corp. Ltd.	84,297	365,890
Rio Tinto Ltd.	39,207	2,662,965
Santos Ltd.	197,645	1,037,776
Scentre Group unit	547,301	1,243,356
SEEK Ltd.	37,631	925,669
Seven Group Holdings Ltd.	16,280	263,670
Sonic Healthcare Ltd.	50,190	1,511,350
South32 Ltd.	492,462	1,322,523
Spark Infrastructure Group unit	179,965	380,414
Steadfast Group Ltd.	99,489	348,009
Stockland Corp. Ltd. unit	256,224	876,987
Suncorp Group Ltd.	136,327	1,201,909
Sydney Airport unit (a)	138,804	855,161
Tabcorp Holdings Ltd.	230,961	861,752
Telstra Corp. Ltd.	436,331	1,253,839
The GPT Group unit	201,807	783,336
The Star Entertainment Group Ltd. (a)	94,879	261,224
Transurban Group unit	319,895	3,234,215
Treasury Wine Estates Ltd.	74,883	648,930
Vicinity Centres unit	412,409	535,155
Washington H. Soul Pattinson & Co. Ltd.	13,118	320,513
Wesfarmers Ltd.	119,331	5,139,146
Westpac Banking Corp.	386,098	7,511,591
WiseTech Global Ltd.	17,159	659,333
Woodside Petroleum Ltd.	101,257	1,771,728
Woolworths Group Ltd.	133,407	3,821,534
WorleyParsons Ltd.	39,182	318,916
Zip Co. Ltd. (a)	53,292	260,578

TOTAL AUSTRALIA		139,129,944

Austria - 0.2%
Andritz AG	7,514	425,449
BAWAG Group AG (b)	7,376	464,276
CA Immobilien Anlagen AG	4,639	198,419
Erste Group Bank AG	31,342	1,344,183
IMMOFINANZ Immobilien Anlagen AG	10,027	240,170
Lenzing AG (a)	1,487	178,773
Mayr-Melnhof Karton AG	934	183,766
Oesterreichische Post AG	2,935	123,839
OMV AG	15,105	914,976
Raiffeisen International Bank-Holding AG	14,381	420,598
Verbund AG	7,199	749,816
Voestalpine AG	11,401	432,817
Wienerberger AG	11,854	419,593

TOTAL AUSTRIA		6,096,675

Bailiwick of Jersey - 0.6%
Clarivate Analytics PLC (a)	39,180	918,771
Experian PLC	102,136	4,678,377
Ferguson PLC	24,449	3,678,892
Glencore Xstrata PLC	1,152,016	5,760,748
Polymetal International PLC	35,541	659,067
WPP PLC	133,808	1,934,163

TOTAL BAILIWICK OF JERSEY		17,630,018

Belgium - 0.6%
Ackermans & Van Haaren SA	2,373	407,912
Aedifica SA	3,696	492,628
Ageas	19,019	925,609
Anheuser-Busch InBev SA NV	89,197	5,455,934
Cofinimmo SA	2,855	460,403
Colruyt NV	6,412	314,577
D'ieteren Group	2,505	431,182
Elia System Operator SA/NV	3,590	418,739
Galapagos NV (a)	5,276	279,789
Groupe Bruxelles Lambert SA	11,060	1,281,732
KBC Groep NV	35,490	3,305,090
Melexis NV	2,112	243,171
Proximus	15,860	298,572
Sofina SA	1,668	737,347
Solvay SA Class A	7,688	913,617
Telenet Group Holding NV	4,960	178,091
UCB SA	13,299	1,585,023
Umicore SA	21,019	1,204,693
Warehouses de Pauw	14,801	674,132

TOTAL BELGIUM		19,608,241

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	422,000	533,161
Brilliance China Automotive Holdings Ltd. (a)	232,000	69,113
China Gas Holdings Ltd.	258,200	645,790
China Resource Gas Group Ltd.	96,000	515,751
China Youzan Ltd. (a)	1,460,000	185,772
Credicorp Ltd. (United States)	6,549	849,143
Hiscox Ltd.	36,074	411,244
Hongkong Land Holdings Ltd.	120,939	666,374
Jardine Matheson Holdings Ltd.	26,561	1,538,679
Kunlun Energy Co. Ltd.	422,000	386,176
Man Wah Holdings Ltd.	167,600	260,646
Nine Dragons Paper (Holdings) Ltd.	188,000	236,314

TOTAL BERMUDA		6,298,163

Brazil - 0.8%
Ambev SA	465,900	1,402,537
Americanas SA (a)	57,952	304,967
Atacadao SA	38,500	113,512
B3 SA - Brasil Bolsa Balcao	642,500	1,355,855
Banco Bradesco SA	163,963	493,882
Banco do Brasil SA	152,300	769,083
Banco Inter SA unit	57,160	359,541
BB Seguridade Participacoes SA	69,300	271,242
BR Malls Participacoes SA (a)	96,100	122,087
BRF SA (a)	51,800	213,210
BTG Pactual Participations Ltd. unit	120,600	481,862
CCR SA	116,700	236,344
Centrais Eletricas Brasileiras SA (Electrobras)	40,551	243,070
Cogna Educacao (a)	184,400	81,029
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	19,900	90,019
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	37,000	230,767
Companhia Siderurgica Nacional SA (CSN)	67,800	273,660
Compania de Locacao das Americas	33,600	117,461
Cosan SA	121,000	424,287
Cyrela Brazil Realty SA	28,900	72,150
Energisa SA unit	26,800	188,138
Eneva SA (a)	105,500	269,180
ENGIE Brasil Energia SA	27,750	191,317
Equatorial Energia SA	80,200	325,131
Hapvida Participacoes e Investimentos SA (b)	136,700	279,513
Hypermarcas SA	41,300	205,336
JBS SA	84,200	582,588
Klabin SA unit	84,400	343,055
Localiza Rent A Car SA	62,730	503,503
Locaweb Servicos de Internet SA (b)	46,400	150,452
Lojas Renner SA	94,400	539,089
Magazine Luiza SA	294,480	564,040
Natura & Co. Holding SA (a)	89,288	615,419
Notre Dame Intermedica Participacoes SA	54,860	623,855
Oi SA (a)	523,800	82,601
Petro Rio SA (a)	67,700	281,534
Petroleo Brasileiro SA - Petrobras (ON)	363,800	1,783,611
Qualicorp Consultoria E Corret	20,900	63,361
Raia Drogasil SA	112,600	463,863
Rede D'Oregon Sao Luiz SA (b)	78,100	816,453
Rumo SA (a)	132,400	375,115
Sendas Distribuidora SA	84,600	229,196
Sul America SA unit	28,550	131,373
Suzano Papel e Celulose SA (a)	82,853	722,714
Telefonica Brasil SA	44,600	359,721
TIM SA	86,000	170,970
Totvs SA	54,300	315,190
Transmissora Alianca de Energia Eletrica SA unit	21,200	137,707
Ultrapar Participacoes SA	80,900	187,063
Ultrapar Participacoes SA rights 11/3/21 (a)(c)	5,798	10
Vale SA	422,900	5,365,865
Via S/A (a)	144,686	157,663
Vibra Energia SA	123,800	460,208
Weg SA	153,700	1,007,637
YDUQS Participacoes SA	26,300	97,207

TOTAL BRAZIL		26,246,243

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	12,713	260,108
Nomad Foods Ltd. (a)	16,557	450,847

TOTAL BRITISH VIRGIN ISLANDS		710,955

Canada - 7.2%
Agnico Eagle Mines Ltd. (Canada)	25,826	1,370,806
Air Canada (a)	35,115	629,607
Alamos Gold, Inc.	42,064	312,013
Algonquin Power & Utilities Corp.	65,335	941,804
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	86,235	3,234,509
AltaGas Ltd.	30,058	622,241
B2Gold Corp.	108,290	447,125
Ballard Power Systems, Inc. (a)	26,316	476,946
Bank of Montreal	68,335	7,419,339
Bank of Nova Scotia	128,109	8,399,131
Barrick Gold Corp. (Canada)	187,979	3,449,421
Bausch Health Cos., Inc. (Canada) (a)	30,429	852,927
BCE, Inc.	31,630	1,628,270
BlackBerry Ltd. (a)	52,628	568,549
Boralex, Inc. Class A	9,306	287,993
Boyd Group Services, Inc.	2,335	453,189
Brookfield Asset Management Reinsurance Partners Ltd.	928	57,168
Brookfield Asset Management, Inc. (Canada) Class A	153,734	9,281,678
Brookfield Renewable Corp.	13,583	562,593
BRP, Inc.	3,925	345,118
CAE, Inc. (a)	33,520	1,016,488
Cameco Corp.	41,970	1,019,746
Canadian Apartment Properties (REIT) unit	9,203	449,368
Canadian Imperial Bank of Commerce	47,428	5,754,899
Canadian National Railway Co.	64,237	8,537,251
Canadian Natural Resources Ltd.	125,317	5,326,175
Canadian Pacific Railway Ltd.	70,256	5,437,801
Canadian Tire Ltd. Class A (non-vtg.)	6,060	860,720
Canadian Utilities Ltd. Class A (non-vtg.)	12,491	361,831
Capital Power Corp.	11,763	386,366
Cargojet, Inc.	1,835	292,168
CCL Industries, Inc. Class B	15,598	852,622
Cenovus Energy, Inc. (Canada)	134,408	1,607,335
CGI, Inc. Class A (sub. vtg.) (a)	23,119	2,065,317
Colliers International Group, Inc.	3,437	498,609
Constellation Software, Inc.	2,080	3,655,445
Descartes Systems Group, Inc. (Canada) (a)	8,916	728,135
Dollarama, Inc.	30,788	1,391,630
Element Fleet Management Corp.	47,034	511,157
Emera, Inc.	26,764	1,245,209
Empire Co. Ltd. Class A (non-vtg.)	17,330	518,108
Enbridge, Inc.	213,433	8,940,180
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,886	1,168,881
Finning International, Inc.	16,498	488,435
First Majestic Silver Corp.	23,211	294,076
First Quantum Minerals Ltd.	58,259	1,379,273
FirstService Corp.	4,128	823,332
Fortis, Inc.	49,675	2,211,212
Franco-Nevada Corp.	20,075	2,864,451
George Weston Ltd.	7,631	824,513
Gildan Activewear, Inc.	21,131	776,192
Great-West Lifeco, Inc.	28,709	844,614
Hydro One Ltd. (b)	32,156	768,304
iA Financial Corp, Inc.	11,126	658,156
Imperial Oil Ltd.	23,705	802,553
Intact Financial Corp.	18,592	2,492,404
Ivanhoe Mines Ltd. (a)	60,218	472,460
Keyera Corp.	23,486	601,952
Kinaxis, Inc. (a)	2,794	433,639
Kinross Gold Corp.	134,514	808,649
Kirkland Lake Gold Ltd.	28,065	1,183,057
Lightspeed Commerce, Inc. (Canada) (a)	13,208	1,287,396
Loblaw Companies Ltd.	17,482	1,314,823
Lundin Mining Corp.	67,365	586,232
Magna International, Inc. Class A (sub. vtg.)	29,481	2,398,071
Manulife Financial Corp.	204,937	3,992,430
Metro, Inc.	26,088	1,312,621
National Bank of Canada	35,377	2,928,836
Northland Power, Inc.	23,618	759,341
Nutrien Ltd.	60,118	4,201,848
Nuvei Corp. (a)(b)	6,555	787,808
Onex Corp. (sub. vtg.)	7,963	593,429
Open Text Corp.	28,764	1,448,891
Pan American Silver Corp.	22,573	578,095
Parkland Corp.	15,601	453,937
Pembina Pipeline Corp.	57,962	1,918,797
Power Corp. of Canada (sub. vtg.)	60,811	2,025,395
Premium Brands Holdings Corp.	3,780	408,512
Primo Water Corp.	17,832	283,529
Quebecor, Inc. Class B (sub. vtg.)	17,421	443,971
Restaurant Brands International, Inc.	32,538	1,842,225
Ritchie Bros. Auctioneers, Inc.	11,684	798,602
Rogers Communications, Inc. Class B (non-vtg.)	36,982	1,720,010
Royal Bank of Canada	150,194	15,633,477
Saputo, Inc.	25,626	612,075
Shaw Communications, Inc. Class B	47,185	1,358,818
Shopify, Inc. Class A (a)	11,892	17,363,512
SNC-Lavalin Group, Inc.	19,067	512,880
SSR Mining, Inc.	23,370	368,602
Stantec, Inc.	11,460	633,374
Sun Life Financial, Inc.	61,746	3,518,863
Suncor Energy, Inc.	157,034	4,130,136
TC Energy Corp.	103,175	5,581,421
Teck Resources Ltd. Class B (sub. vtg.)	49,226	1,373,841
TELUS Corp.	47,666	1,093,437
TFI International, Inc. (Canada)	8,630	956,929
The Toronto-Dominion Bank	191,899	13,930,354
Thomson Reuters Corp.	17,880	2,150,772
Tilray, Inc. Class 2 (a)(d)	28,522	293,777
TMX Group Ltd.	5,931	642,126
Toromont Industries Ltd.	8,541	759,898
Tourmaline Oil Corp.	31,986	1,156,055
Waste Connections, Inc. (Canada)	27,458	3,736,205
West Fraser Timber Co. Ltd.	10,389	831,808
Wheaton Precious Metals Corp.	47,440	1,915,080
WSP Global, Inc.	7,817	1,059,742
Yamana Gold, Inc.	99,841	392,071

TOTAL CANADA		224,783,192

Cayman Islands - 6.0%
AAC Technology Holdings, Inc.	77,500	334,972
Airtac International Group	14,650	436,685
Akeso, Inc. (a)(b)	52,000	291,395
Alchip Technologies Ltd.	7,000	258,933
Alibaba Group Holding Ltd. sponsored ADR (a)	194,188	32,029,369
Anta Sports Products Ltd.	119,000	1,859,829
ASM Pacific Technology Ltd.	32,800	354,327
Autohome, Inc. ADR Class A	5,533	217,724
Baidu, Inc. sponsored ADR (a)	28,704	4,656,937
BeiGene Ltd. ADR (a)	5,468	1,956,013
Bilibili, Inc. ADR (a)(d)	22,902	1,678,717
BizLink Holding, Inc.	13,000	119,752
Chailease Holding Co. Ltd.	144,949	1,384,681
China Conch Venture Holdings Ltd.	168,000	820,513
China Feihe Ltd. (b)	312,000	519,699
China Literature Ltd. (a)(b)	44,000	306,227
China Mengniu Dairy Co. Ltd.	287,000	1,827,755
China Resources Land Ltd.	300,000	1,168,305
China Resources Mixc Lifestyle Services Ltd. (b)	63,555	334,500
CIFI Holdings Group Co. Ltd.	421,976	234,296
CK Asset Holdings Ltd.	207,329	1,280,401
CK Hutchison Holdings Ltd.	284,000	1,910,854
Country Garden Holdings Co. Ltd.	751,140	705,717
Country Garden Services Holdings Co. Ltd.	186,000	1,446,308
Daqo New Energy Corp. ADR (a)	6,262	487,121
ENN Energy Holdings Ltd.	80,000	1,385,001
ESR Cayman Ltd. (a)(b)	150,800	489,390
Futu Holdings Ltd. ADR (a)(d)	6,585	352,429
Gaotu Techedu, Inc. ADR (a)(d)	11,891	34,960
GCL-Poly Energy Holdings Ltd. (a)(c)	1,563,000	397,756
GDS Holdings Ltd. ADR (a)(d)	12,141	721,175
Geely Automobile Holdings Ltd.	528,000	1,835,666
General Interface Solution Holding Ltd.	22,000	76,718
Hansoh Pharmaceutical Group Co. Ltd. (b)	118,000	263,587
Hello Group, Inc. ADR	18,129	225,706
Hengan International Group Co. Ltd.	67,500	352,661
Himax Technologies, Inc. sponsored ADR (d)	14,808	156,372
Huazhu Group Ltd. ADR (a)	15,467	717,050
Hutchison China Meditech Ltd. sponsored ADR (a)	10,778	317,089
Innovent Biologics, Inc. (a)(b)	103,000	924,028
iQIYI, Inc. ADR (a)	35,401	293,120
JD.com, Inc. sponsored ADR (a)	94,526	7,399,495
JOYY, Inc. ADR	6,031	303,902
KE Holdings, Inc. ADR (a)	52,851	962,945
Kingboard Chemical Holdings Ltd.	68,000	297,590
Kingdee International Software Group Co. Ltd. (a)	274,000	905,058
Kingsoft Corp. Ltd.	102,400	440,239
Kuaishou Technology Class B (b)	153,700	2,044,592
Li Ning Co. Ltd.	228,500	2,540,357
Longfor Properties Co. Ltd. (b)	166,000	806,478
Meituan Class B (a)(b)	424,900	14,458,770
Melco Crown Entertainment Ltd. sponsored ADR (a)	20,694	224,116
Microport Scientific Corp.	74,900	353,297
Ming Yuan Cloud Group Holdings Ltd.	75,000	245,807
Minth Group Ltd.	78,000	311,779
NetEase, Inc. ADR	38,162	3,724,230
New Oriental Education & Technology Group, Inc. sponsored ADR	161,595	331,270
NIO, Inc. sponsored ADR (a)	143,442	5,653,049
PagSeguro Digital Ltd. (a)(d)	21,218	768,092
Parade Technologies Ltd.	7,000	448,734
Pinduoduo, Inc. ADR (a)	46,209	4,108,904
Ping An Healthcare and Technology Co. Ltd. (a)(b)	53,100	258,317
Pop Mart International Group Ltd. (b)	75,400	445,297
RLX Technology, Inc. ADR (d)	76,338	371,003
Sands China Ltd. (a)	257,600	587,116
Sapiens International Corp. NV	3,012	103,942
Sea Ltd. ADR (a)	34,411	11,822,587
Shenzhou International Group Holdings Ltd.	83,800	1,805,404
Shimao Property Holdings Ltd.	137,500	216,310
Silicon Motion Tech Corp. sponsored ADR	3,871	276,428
Sino Biopharmaceutical Ltd.	1,052,500	779,179
SITC International Holdings Co. Ltd.	139,000	470,747
Smoore International Holdings Ltd. (b)	178,000	853,338
StoneCo Ltd. Class A (a)	24,421	826,895
Sunac China Holdings Ltd.	259,000	557,913
Sunac Services Holdings Ltd. (b)	96,000	194,702
Sunny Optical Technology Group Co. Ltd.	75,700	2,045,131
TAL Education Group ADR (a)	39,425	161,248
Tencent Holdings Ltd.	637,000	38,748,578
Tencent Music Entertainment Group ADR (a)	63,312	497,632
Tingyi (Cayman Islands) Holding Corp.	198,000	370,526
Trip.com Group Ltd. ADR (a)	48,623	1,388,673
Vipshop Holdings Ltd. ADR (a)	39,158	437,003
Vnet Group, Inc. ADR (a)	11,348	177,937
Want Want China Holdings Ltd.	603,000	467,334
Weibo Corp. sponsored ADR (a)	5,826	262,053
Weimob, Inc. (a)(b)	207,000	320,856
WH Group Ltd. (b)	827,000	580,351
Wharf Real Estate Investment Co. Ltd.	163,000	919,697
Wuxi Biologics (Cayman), Inc. (a)(b)	344,000	5,210,556
Xinyi Glass Holdings Ltd.	271,000	764,533
Xinyi Solar Holdings Ltd.	477,097	998,283
XP, Inc.:
BDR (a)	1	33
Class A (a)	10,729	352,018
XPeng, Inc. ADR (a)	33,079	1,542,474
Yadea Group Holdings Ltd. (b)	110,000	189,448
Yihai International Holding Ltd.	45,000	264,604
Zai Lab Ltd. ADR (a)	7,339	766,192
Zhen Ding Technology Holding Ltd.	70,000	241,336
Zhongsheng Group Holdings Ltd. Class H	59,500	537,989
ZTO Express, Inc. sponsored ADR	44,451	1,303,748

TOTAL CAYMAN ISLANDS		189,609,853

Chile - 0.1%
Aguas Andinas SA	203,700	38,812
Banco de Chile	4,473,044	388,195
Banco de Credito e Inversiones	6,133	206,524
Banco Santander Chile	6,598,380	288,755
CAP SA	7,719	76,402
Cencosud SA	143,222	209,507
Colbun SA	813,774	56,119
Compania Cervecerias Unidas SA	13,711	114,874
Empresa Nacional de Telecomunicaciones SA (ENTEL)	11,288	38,700
Empresas CMPC SA	122,265	225,593
Empresas COPEC SA	33,871	266,471
Enel Americas SA	2,017,632	229,417
Enel Chile SA	2,317,053	94,932
Falabella SA	78,728	217,709
Parque Arauco SA (a)	74,549	73,587

TOTAL CHILE		2,525,597

China - 1.5%
Agricultural Bank of China Ltd. (H Shares)	3,219,000	1,096,376
Anhui Conch Cement Co. Ltd. (H Shares)	125,000	621,747
Bank of China Ltd. (H Shares)	8,085,000	2,861,296
Bank of Communications Co. Ltd. (H Shares)	2,238,000	1,331,783
BYD Co. Ltd. (H Shares)	78,707	3,010,352
China CITIC Bank Corp. Ltd. (H Shares)	941,000	413,626
China Construction Bank Corp. (H Shares)	10,865,000	7,394,510
China International Capital Corp. Ltd. (H Shares) (b)	158,400	394,142
China Life Insurance Co. Ltd. (H Shares)	775,000	1,346,385
China Longyuan Power Grid Corp. Ltd. (H Shares)	352,000	822,487
China Merchants Bank Co. Ltd. (H Shares)	396,500	3,340,476
China Minsheng Banking Corp. Ltd. (H Shares)	644,500	255,961
China National Building Materials Co. Ltd. (H Shares)	480,000	603,355
China Pacific Insurance (Group) Co. Ltd. (H Shares)	274,000	845,190
China Petroleum & Chemical Corp. (H Shares)	2,680,000	1,305,784
China Shenhua Energy Co. Ltd. (H Shares)	356,500	767,938
China Tower Corp. Ltd. (H Shares) (b)	4,470,000	580,258
China Vanke Co. Ltd. (H Shares)	177,200	414,958
CITIC Securities Co. Ltd. (H Shares)	167,000	425,415
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	66,400	383,184
Great Wall Motor Co. Ltd. (H Shares)	326,500	1,472,932
Guangzhou Automobile Group Co. Ltd. (H Shares)	310,000	293,246
Haier Smart Home Co. Ltd.	240,200	898,377
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)	12,200	237,869
Industrial & Commercial Bank of China Ltd. (H Shares)	6,938,000	3,803,150
New China Life Insurance Co. Ltd. (H Shares)	78,400	227,224
Nongfu Spring Co. Ltd. (H Shares) (b)	180,000	912,666
PetroChina Co. Ltd. (H Shares)	2,246,000	1,082,904
PICC Property & Casualty Co. Ltd. (H Shares)	730,000	683,041
Ping An Insurance Group Co. of China Ltd. (H Shares)	627,500	4,494,615
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	982,000	714,365
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	252,000	429,474
Sinopharm Group Co. Ltd. (H Shares)	142,000	338,734
Tsingtao Brewery Co. Ltd. (H Shares)	48,000	417,351
Weichai Power Co. Ltd. (H Shares)	207,000	371,938
WuXi AppTec Co. Ltd. (H Shares) (b)	39,184	837,517
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	60,200	288,601
Zijin Mining Group Co. Ltd. (H Shares)	604,000	841,509

TOTAL CHINA		46,560,736

Colombia - 0.0%
Bancolombia SA	30,408	271,963
Grupo de Inversiones Suramerica SA	28,977	168,903
Interconexion Electrica SA ESP	49,603	297,823

TOTAL COLOMBIA		738,689

Czech Republic - 0.0%
CEZ A/S	17,210	568,145
Komercni Banka A/S	8,105	314,473
MONETA Money Bank A/S (a)(b)	43,521	170,135

TOTAL CZECH REPUBLIC		1,052,753

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	347	950,138
Series B	590	1,709,789
Ambu A/S Series B	18,567	528,878
Ascendis Pharma A/S sponsored ADR (a)	5,034	763,205
Carlsberg A/S Series B	10,626	1,752,836
Chr. Hansen Holding A/S	10,750	855,322
Coloplast A/S Series B	12,546	2,045,183
Danske Bank A/S	70,762	1,197,511
Demant A/S (a)	10,465	506,906
DSV A/S	22,509	5,231,113
Genmab A/S (a)	6,940	3,110,328
GN Store Nord A/S	14,446	876,638
Novo Nordisk A/S Series B	173,704	19,047,497
Novozymes A/S Series B	22,302	1,639,985
ORSTED A/S (b)	19,920	2,810,779
Pandora A/S	10,520	1,469,040
Royal Unibrew A/S	4,359	540,828
SimCorp A/S	4,235	511,622
Tryg A/S	37,570	890,645
Vestas Wind Systems A/S	106,390	4,601,140

TOTAL DENMARK		51,039,383

Egypt - 0.0%
Commercial International Bank SAE (a)	190,361	618,098
Finland - 0.8%
Elisa Corp. (A Shares)	15,580	939,787
Fortum Corp.	45,311	1,346,154
Huhtamaki Oyj	9,788	426,120
Kesko Oyj	29,081	944,319
Kojamo OYJ	16,232	362,712
Kone OYJ (B Shares)	42,599	2,903,452
Metso Outotec Oyj	74,732	749,867
Neste Oyj	45,525	2,536,090
Nokia Corp. (a)	567,592	3,257,700
Nokian Tyres PLC	13,080	489,904
Nordea Bank ABP	374,919	4,586,515
Orion Oyj (B Shares)	11,296	488,768
Sampo Oyj (A Shares)	52,847	2,810,192
Stora Enso Oyj (R Shares)	65,055	1,081,427
TietoEVRY Oyj	11,426	350,024
UPM-Kymmene Corp.	56,369	1,988,761
Valmet Corp.	14,209	576,539
Wartsila Corp.	51,289	711,185

TOTAL FINLAND		26,549,516

France - 5.9%
Air Liquide SA	49,891	8,329,694
Alstom SA	30,928	1,102,206
Arkema SA	6,996	955,928
Atos Origin SA	10,272	534,112
AXA SA	216,929	6,311,114
BNP Paribas SA	121,063	8,103,622
Bouygues SA	23,162	937,135
Bureau Veritas SA	30,592	971,105
Capgemini SA	16,459	3,830,055
Carrefour SA	66,323	1,200,259
Compagnie de St. Gobain	56,120	3,872,985
Compagnie Generale des Etablissements Michelin SCA Series B	18,796	2,955,060
Credit Agricole SA	146,386	2,208,522
Danone SA	72,474	4,724,276
Dassault Systemes SA	72,899	4,257,113
Edenred SA	26,218	1,417,506
Eiffage SA	8,589	883,274
ENGIE	187,928	2,671,242
EssilorLuxottica SA	31,651	6,545,693
Faurecia SA	13,652	710,966
Gecina SA	5,726	801,261
Hermes International SCA	3,672	5,817,542
Kering SA	7,771	5,832,407
L'Oreal SA	25,866	11,832,525
Legrand SA	28,155	3,071,433
LVMH Moet Hennessy Louis Vuitton SE	28,183	22,098,901
Orange SA	197,906	2,158,156
Orpea	5,864	611,446
Pernod Ricard SA	21,222	4,874,634
Publicis Groupe SA	24,718	1,655,578
Renault SA (a)	21,969	788,805
Safran SA	36,906	4,967,171
Sanofi SA	121,224	12,176,245
Sartorius Stedim Biotech	2,520	1,387,228
Schneider Electric SA	59,972	10,340,263
Societe Generale Series A	83,729	2,796,880
Sodexo SA	8,754	850,048
Suez Environnement SA	39,898	907,913
Teleperformance	6,187	2,582,649
Thales SA	11,243	1,035,334
Total SA	261,442	13,091,699
Ubisoft Entertainment SA (a)	9,634	504,473
Valeo SA	23,745	695,289
Veolia Environnement SA	68,312	2,229,286
VINCI SA	54,741	5,845,229
Vivendi SA	85,224	1,097,008
Worldline SA (a)(b)	26,292	1,531,227

TOTAL FRANCE		184,102,497

Germany - 4.8%
adidas AG	19,636	6,430,688
Allianz SE	43,424	10,097,357
BASF AG	96,706	6,960,285
Bayer AG	103,545	5,835,557
Bayerische Motoren Werke AG (BMW)	33,559	3,384,406
Bechtle AG	8,667	649,235
Beiersdorf AG	10,405	1,105,390
Brenntag SE	16,270	1,546,780
Carl Zeiss Meditec AG	3,807	765,535
Commerzbank AG (a)	104,501	762,993
Continental AG (a)	11,472	1,348,780
Covestro AG (b)	20,328	1,301,854
Daimler AG (Germany)	87,845	8,706,796
Delivery Hero AG (a)(b)	19,954	2,480,837
Deutsche Bank AG (a)	217,631	2,804,127
Deutsche Borse AG	19,983	3,317,210
Deutsche Post AG	104,537	6,467,612
Deutsche Telekom AG	340,991	6,341,463
E.ON AG	236,426	2,997,101
Evonik Industries AG	20,375	659,969
Evotec OAI AG (a)	14,414	697,329
Fresenius Medical Care AG & Co. KGaA	20,840	1,384,383
Fresenius SE & Co. KGaA	43,751	1,985,873
GEA Group AG	17,222	847,909
Hannover Reuck SE	6,375	1,164,381
HeidelbergCement AG	15,334	1,154,726
HelloFresh AG (a)	18,322	1,482,616
Henkel AG & Co. KGaA	11,075	923,075
Infineon Technologies AG	137,277	6,428,868
KION Group AG	7,692	839,400
Knorr-Bremse AG	7,087	746,671
Lanxess AG	9,206	620,011
LEG Immobilien AG	7,669	1,140,529
Merck KGaA	13,646	3,221,209
MTU Aero Engines AG	5,607	1,246,753
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,753	4,369,355
Puma AG	10,905	1,352,643
Rational AG	541	537,590
Rheinmetall AG	4,629	448,638
RWE AG	71,467	2,748,629
SAP SE	115,168	16,677,613
Scout24 AG (b)	8,753	609,132
Siemens AG	84,199	13,689,240
Siemens Healthineers AG (b)	29,783	1,978,299
Symrise AG	13,632	1,883,940
TAG Immobilien AG	15,853	481,609
TeamViewer AG (a)(b)	16,619	248,043
Thyssenkrupp AG	42,583	442,640
United Internet AG	10,751	396,210
Vitesco Technologies Group AG (a)	2,175	124,709
Vonovia SE	60,593	3,674,587
Zalando SE (a)(b)	20,404	1,924,229

TOTAL GERMANY		149,434,814

Greece - 0.1%
Alpha Bank SA (a)	207,285	263,224
EFG Eurobank Ergasias SA (a)	281,240	293,707
Hellenic Telecommunications Organization SA	23,814	421,193
Jumbo SA	11,518	170,962
Motor Oil (HELLAS) Corinth Refineries SA	5,938	100,768
Mytilineos SA	10,462	190,724
National Bank of Greece SA (a)	62,666	197,042
OPAP SA	19,756	307,170
Public Power Corp. of Greece (a)	13,683	148,290
Terna Energy SA	6,405	86,629

TOTAL GREECE		2,179,709

Hong Kong - 1.5%
AIA Group Ltd.	1,274,400	14,282,215
Bank of East Asia Ltd.	152,987	251,685
BOC Hong Kong (Holdings) Ltd.	380,500	1,207,937
BYD Electronic International Co. Ltd.	70,000	208,277
China Evergrande New Energy Vehicle Group Ltd. (a)(d)	280,500	134,833
China Overseas Land and Investment Ltd.	390,000	860,150
China Resources Beer Holdings Co. Ltd.	164,000	1,359,553
China Taiping Insurance Group Ltd.	149,200	228,196
CLP Holdings Ltd.	175,000	1,713,411
CSPC Pharmaceutical Group Ltd.	896,160	937,567
Fosun International Ltd.	239,500	281,656
Galaxy Entertainment Group Ltd. (a)	211,000	1,141,713
Guangdong Investment Ltd.	302,000	380,387
Hang Lung Properties Ltd.	200,000	464,238
Hang Seng Bank Ltd.	76,100	1,447,568
Henderson Land Development Co. Ltd.	139,500	584,112
Hong Kong & China Gas Co. Ltd.	1,129,393	1,754,548
Hong Kong Exchanges and Clearing Ltd.	125,553	7,597,243
Lenovo Group Ltd.	736,000	799,273
Link (REIT)	220,642	1,956,725
MTR Corp. Ltd.	164,113	894,337
New World Development Co. Ltd.	151,000	655,003
Power Assets Holdings Ltd.	143,000	872,097
Sino Land Ltd.	324,728	426,543
Sun Hung Kai Properties Ltd.	161,000	2,134,592
Techtronic Industries Co. Ltd.	181,500	3,734,741
Vitasoy International Holdings Ltd.	102,000	245,414
Wharf Holdings Ltd.	145,000	503,181

TOTAL HONG KONG		47,057,195

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	59,399	507,592
OTP Bank PLC (a)	23,363	1,403,164
Richter Gedeon PLC	14,212	398,131

TOTAL HUNGARY		2,308,887

India - 2.8%
Adani Green Energy Ltd. (a)	41,127	632,556
Adani Ports & Special Economic Zone Ltd.	77,488	716,419
Apollo Hospitals Enterprise Ltd.	10,623	604,039
Asian Paints Ltd.	47,500	1,964,575
Aurobindo Pharma Ltd.	28,826	265,108
Avenue Supermarts Ltd. (a)(b)	15,421	953,683
Axis Bank Ltd. (a)	239,023	2,366,154
Bajaj Auto Ltd.	7,265	359,325
Bajaj Finance Ltd.	27,976	2,762,030
Bajaj Finserv Ltd.	4,028	957,689
Bharat Petroleum Corp. Ltd.	105,078	585,566
Bharti Airtel Ltd. (a)	254,661	2,328,489
Britannia Industries Ltd.	12,316	603,970
Cipla Ltd. (a)	54,576	658,982
Coal India Ltd.	218,561	479,519
Divi's Laboratories Ltd.	13,350	917,277
Dr. Reddy's Laboratories Ltd.	12,876	800,140
Eicher Motors Ltd.	14,608	484,263
HCL Technologies Ltd.	114,901	1,753,292
HDFC Standard Life Insurance Co. Ltd. (b)	98,190	891,380
Hero Motocorp Ltd.	13,589	481,720
Hindalco Industries Ltd.	154,823	949,738
Hindustan Unilever Ltd.	94,124	3,005,174
Housing Development Finance Corp. Ltd.	190,331	7,223,462
ICICI Bank Ltd.	540,329	5,781,747
Indian Oil Corp. Ltd.	264,190	450,979
Info Edge India Ltd.	7,724	626,056
Infosys Ltd.	388,859	8,693,641
ITC Ltd.	311,091	926,363
JSW Steel Ltd.	101,346	904,752
Kotak Mahindra Bank Ltd. (a)	114,849	3,112,208
Larsen & Toubro Ltd.	72,531	1,709,518
Mahindra & Mahindra Ltd.	100,029	1,180,050
Maruti Suzuki India Ltd.	13,995	1,397,054
NTPC Ltd.	502,846	889,901
Oil & Natural Gas Corp. Ltd.	384,121	763,835
Power Grid Corp. of India Ltd.	359,043	886,411
Reliance Industries Ltd.	340,538	11,522,774
Shriram Transport Finance Co. Ltd.	20,563	394,004
State Bank of India	188,039	1,259,740
Sun Pharmaceutical Industries Ltd.	114,270	1,211,989
Tata Consultancy Services Ltd.	109,172	4,948,825
Tata Consumer Products Ltd.	63,041	680,831
Tata Motors Ltd. (a)	184,903	1,188,313
Tata Steel Ltd.	82,553	1,449,345
Tech Mahindra Ltd.	64,897	1,279,541
Titan Co. Ltd.	44,250	1,407,139
Ultratech Cement Ltd.	12,168	1,239,617
UPL Ltd. (a)	58,162	574,365
Vedanta Ltd.	137,853	559,100
Wipro Ltd.	156,128	1,350,668

TOTAL INDIA		89,133,316

Indonesia - 0.4%
Perusahaan Gas Negara Tbk PT Series B (a)	1,088,200	115,983
PT ACE Hardware Indonesia Tbk	792,800	78,902
PT Adaro Energy Tbk	1,418,800	168,243
PT Aneka Tambang Tbk	820,200	135,470
PT Astra International Tbk	2,096,200	891,449
PT Bank Central Asia Tbk	5,843,700	3,083,230
PT Bank Mandiri (Persero) Tbk	1,968,400	995,168
PT Bank Negara Indonesia (Persero) Tbk	784,700	387,711
PT Bank Rakyat Indonesia Tbk	6,824,753	2,048,680
PT Barito Pacific Tbk	2,942,400	194,187
PT Bukit Asam Tbk	455,700	86,203
PT Bumi Serpong Damai Tbk (a)	888,000	69,573
PT Charoen Pokphand Indonesia Tbk	728,200	318,676
PT Ciputra Development Tbk	865,900	65,703
PT Gudang Garam Tbk	46,600	110,189
PT Indah Kiat Pulp & Paper Tbk	288,000	172,282
PT Indocement Tunggal Prakarsa Tbk	181,400	151,407
PT Indofood CBP Sukses Makmur Tbk	207,100	128,638
PT Indofood Sukses Makmur Tbk	433,000	194,074
PT Jasa Marga Tbk (a)	273,900	81,199
PT Kalbe Farma Tbk	2,011,100	227,123
PT Merdeka Copper Gold Tbk (a)	1,278,800	285,231
PT Mitra Keluarga Karyasehat Tbk	652,600	105,024
PT Pabrik Kertas Tjiwi Kimia Tbk	148,500	87,523
PT Sarana Menara Nusantara Tbk	2,510,400	205,545
PT Semen Gresik (Persero) Tbk	324,400	208,367
PT Surya Citra Media Tbk (a)	2,965,500	87,913
PT Telkom Indonesia Persero Tbk	5,018,600	1,341,400
PT Tower Bersama Infrastructure Tbk	1,023,600	212,415
PT United Tractors Tbk	161,500	268,454
PT Vale Indonesia Tbk	240,100	82,194
PT XL Axiata Tbk	391,600	85,133

TOTAL INDONESIA		12,673,289

Ireland - 0.6%
Bank Ireland Group PLC (a)	98,830	589,745
CRH PLC	82,546	3,950,142
DCC PLC (United Kingdom)	10,457	873,825
Flutter Entertainment PLC (a)	5,875	1,109,150
Flutter Entertainment PLC (Ireland) (a)	10,227	1,934,147
ICON PLC (a)	8,384	2,404,280
James Hardie Industries PLC CDI	47,178	1,833,040
Kerry Group PLC Class A	16,195	2,173,557
Kingspan Group PLC (Ireland)	16,364	1,884,868
Ryanair Holdings PLC sponsored ADR (a)	9,930	1,127,154
Smurfit Kappa Group PLC	27,208	1,424,481

TOTAL IRELAND		19,304,389

Isle of Man - 0.1%
Entain PLC (a)	61,677	1,728,677
NEPI Rockcastle PLC	49,933	334,739

TOTAL ISLE OF MAN		2,063,416

Israel - 0.6%
Airport City Ltd. (a)	7,413	141,216
Alony Hetz Properties & Investments Ltd.	16,190	263,954
Amot Investments Ltd.	17,034	129,786
Azrieli Group	3,950	368,742
Bank Hapoalim BM (Reg.)	124,129	1,219,970
Bank Leumi le-Israel BM	154,121	1,469,443
Bezeq The Israel Telecommunication Corp. Ltd. (a)	223,979	280,367
Check Point Software Technologies Ltd. (a)	10,907	1,304,477
Clal Insurance Enterprises Holdings Ltd. (a)	6,585	162,567
Cognyte Software Ltd. (a)	7,478	148,887
Compugen Ltd. (a)(d)	9,501	61,661
CyberArk Software Ltd. (a)	4,216	759,344
Danel Adir Yeoshua Ltd.	521	109,984
Elbit Systems Ltd. (Israel)	2,510	395,020
Electra Israel Ltd.	220	144,611
Energix-Renewable Energies Ltd.	20,723	97,251
Enlight Renewable Energy Ltd. (a)	89,314	220,156
First International Bank of Israel	5,750	230,047
Formula Systems (1985) Ltd.	897	96,153
Gav-Yam Lands Corp. Ltd.	6,086	72,355
Global-e Online Ltd. (a)(d)	2,903	167,968
Harel Insurance Investments and Financial Services Ltd.	12,544	139,895
Icl Group Ltd.	71,085	607,660
InMode Ltd. (a)	5,227	495,206
Israel Corp. Ltd. (Class A) (a)	463	170,343
Israel Discount Bank Ltd. (Class A) (a)	124,679	751,774
Kornit Digital Ltd. (a)	4,866	813,984
Melisron Ltd. (a)	2,411	203,663
Mivne Real Estate KD Ltd.	61,764	224,855
Mizrahi Tefahot Bank Ltd.	15,436	560,493
Nano Dimension Ltd. ADR (a)(d)	24,907	146,453
NICE Systems Ltd. (a)	6,648	1,870,226
Nova Ltd. (a)	2,776	293,887
Paz Oil Co. Ltd. (a)	1,113	141,466
Plus500 Ltd.	10,669	192,223
Radware Ltd. (a)	4,165	147,566
Reit 1 Ltd.	21,377	133,625
Shapir Engineering and Industry Ltd.	14,576	119,119
Shikun & Binui Ltd. (a)	22,653	134,586
Shufersal Ltd.	27,490	227,263
Strauss Group Ltd.	5,558	163,226
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	115,618	1,010,501
The Phoenix Holdings Ltd.	17,688	222,864
Tower Semiconductor Ltd. (a)	11,877	385,472
Wix.com Ltd. (a)	5,989	1,113,714

TOTAL ISRAEL		18,114,023

Italy - 1.2%
A2A SpA	168,736	354,617
Amplifon SpA	9,787	497,240
Assicurazioni Generali SpA	128,161	2,792,705
Atlantia SpA (a)	52,308	1,010,119
Azimut Holding SpA	11,889	342,080
Banco BPM SpA	156,377	485,553
Buzzi Unicem SpA	9,677	225,634
DiaSorin SpA	2,085	470,844
Enel SpA	814,403	6,818,010
Eni SpA	265,431	3,804,275
FinecoBank SpA	63,973	1,221,330
Hera SpA	84,609	345,947
Infrastrutture Wireless Italiane SpA (b)	38,207	422,063
Interpump Group SpA	8,806	648,958
Intesa Sanpaolo SpA	1,801,911	5,121,353
Italgas SpA	49,032	311,179
Leonardo SpA (a)	43,691	320,112
Mediobanca SpA	76,520	912,435
Moncler SpA	22,200	1,594,198
Nexi SpA (a)(b)	48,356	839,891
Pirelli & C. SpA (b)	47,937	294,365
Poste Italiane SpA (b)	48,416	690,656
Prada SpA	51,800	324,894
Prysmian SpA	28,015	1,059,001
Recordati SpA	10,552	660,162
Reply SpA	2,355	456,543
Snam Rete Gas SpA	215,420	1,219,478
Telecom Italia SpA	1,251,068	446,319
Telecom Italia SpA (Risparmio Shares)	465,378	176,725
Terna - Rete Elettrica Naziona	147,827	1,100,861
UniCredit SpA	236,374	3,121,589

TOTAL ITALY		38,089,136

Japan - 16.0%
ACOM Co. Ltd.	44,700	149,080
Activia Properties, Inc.	80	327,974
Advance Residence Investment Corp.	147	483,146
Advantest Corp.	21,000	1,721,747
Aeon (REIT) Investment Corp.	176	237,924
AEON Co. Ltd.	92,100	2,118,729
AGC, Inc.	23,700	1,180,156
Aica Kogyo Co. Ltd.	6,600	202,295
Ain Holdings, Inc.	2,900	171,171
Air Water, Inc.	24,600	376,382
Aisin Seiki Co. Ltd.	19,400	709,900
Ajinomoto Co., Inc.	57,400	1,718,595
Alfresa Holdings Corp.	21,300	300,266
Alps Electric Co. Ltd.	23,200	226,689
Amada Co. Ltd.	37,400	369,492
Ana Holdings, Inc. (a)	16,800	391,457
Anritsu Corp.	13,700	227,180
Aozora Bank Ltd.	11,700	267,637
As One Corp.	1,700	233,040
Asahi Group Holdings	53,400	2,423,307
ASAHI INTECC Co. Ltd.	24,800	653,712
Asahi Kasei Corp.	147,300	1,547,438
Asics Corp.	19,700	490,952
Astellas Pharma, Inc.	196,300	3,309,379
Azbil Corp.	13,900	592,596
Bandai Namco Holdings, Inc.	23,400	1,788,195
Bank of Kyoto Ltd.	8,200	368,781
BayCurrent Consulting, Inc.	1,500	622,530
Benefit One, Inc.	8,100	408,779
Bic Camera, Inc.	19,500	168,178
Bridgestone Corp.	63,900	2,826,890
Brother Industries Ltd.	27,900	539,417
Calbee, Inc.	12,500	322,069
Canon, Inc.	109,500	2,489,961
Capcom Co. Ltd.	17,400	468,328
Casio Computer Co. Ltd.	24,500	346,702
Central Japan Railway Co.	21,700	3,218,992
Chiba Bank Ltd.	79,100	490,279
Chubu Electric Power Co., Inc.	74,600	772,195
Chugai Pharmaceutical Co. Ltd.	67,700	2,531,261
Chugoku Electric Power Co., Inc.	33,400	277,048
Coca-Cola West Co. Ltd.	16,300	224,314
COMSYS Holdings Corp.	13,500	334,274
Concordia Financial Group Ltd.	128,900	512,335
Cosmos Pharmaceutical Corp.	2,200	336,198
CyberAgent, Inc.	43,100	722,164
Dai Nippon Printing Co. Ltd.	29,400	728,387
Dai-ichi Mutual Life Insurance Co.	117,200	2,465,720
Daicel Chemical Industries Ltd.	31,600	236,598
Daifuku Co. Ltd.	13,300	1,224,391
Daiichi Sankyo Kabushiki Kaisha	192,800	4,864,803
Daikin Industries Ltd.	30,900	6,767,558
Daio Paper Corp.	12,700	223,476
Daito Trust Construction Co. Ltd.	7,300	905,084
Daiwa House Industry Co. Ltd.	70,100	2,312,613
Daiwa House REIT Investment Corp.	221	634,189
Daiwa Office Investment Corp.	31	200,102
Daiwa Securities Group, Inc.	162,700	914,073
Daiwa Securities Living Invest	212	214,166
Denka Co. Ltd.	9,500	311,022
DENSO Corp.	54,800	3,972,735
Dentsu Group, Inc.	26,000	950,137
Dic Corp.	8,100	214,462
Disco Corp.	3,100	835,753
Dmg Mori Co. Ltd.	14,000	241,091
Dowa Holdings Co. Ltd.	5,800	242,231
East Japan Railway Co.	39,900	2,485,231
Ebara Corp.	9,000	491,102
Eisai Co. Ltd.	31,300	2,217,799
Electric Power Development Co. Ltd.	17,100	226,055
ENEOS Holdings, Inc.	341,300	1,376,207
Exeo Group, Inc.	11,400	263,501
Ezaki Glico Co. Ltd.	6,300	228,649
Fancl Corp.	8,800	266,798
FANUC Corp.	20,200	3,991,948
Fast Retailing Co. Ltd.	6,900	4,580,342
Food & Life Companies Ltd.	12,200	528,790
FP Corp.	6,000	203,742
Freee KK (a)	4,100	294,281
Frontier Real Estate Investment Corp.	54	238,904
Fuji Corp.	10,300	240,258
Fuji Electric Co. Ltd.	15,900	777,473
FUJIFILM Holdings Corp.	42,300	3,268,835
Fujitsu Ltd.	19,400	3,352,897
Fukuoka Financial Group, Inc.	20,700	371,882
Furukawa Electric Co. Ltd.	6,700	146,603
GLP J-REIT	474	773,161
GMO Internet, Inc.	6,800	187,777
GMO Payment Gateway, Inc.	4,800	608,142
GOLDWIN, Inc.	3,800	229,935
GS Yuasa Corp.	8,900	193,750
Hakuhodo DY Holdings, Inc.	31,300	510,303
Hamamatsu Photonics K.K.	15,500	919,962
Hankyu Hanshin Holdings, Inc.	25,800	799,944
Harmonic Drive Systems, Inc.	5,300	240,258
Haseko Corp.	23,600	307,297
Hikari Tsushin, Inc.	2,200	339,139
Hino Motors Ltd.	31,400	297,034
Hirose Electric Co. Ltd.	3,500	585,308
Hisamitsu Pharmaceutical Co., Inc.	8,800	300,226
Hitachi Construction Machinery Co. Ltd.	10,400	331,822
Hitachi Ltd.	102,000	5,877,705
Hitachi Metals Ltd. (a)	21,000	397,544
Honda Motor Co. Ltd.	181,100	5,356,551
Horiba Ltd.	4,800	314,694
Hoshizaki Corp.	6,200	521,364
House Foods Group, Inc.	7,900	226,665
Hoya Corp.	39,000	5,741,134
Hulic Co. Ltd.	52,600	505,775
Ibiden Co. Ltd.	14,000	841,203
Idemitsu Kosan Co. Ltd.	26,057	711,677
IHI Corp. (a)	16,600	387,740
Iida Group Holdings Co. Ltd.	19,200	473,367
Industrial & Infrastructure Fund Investment Corp.	220	403,381
Infomart Corp.	21,700	211,756
INPEX Corp.	113,600	947,347
Invincible Investment Corp.	626	247,488
Isetan Mitsukoshi Holdings Ltd.	42,000	307,060
Isuzu Motors Ltd.	66,000	887,885
ITO EN Ltd.	6,900	459,580
Itochu Corp.	156,800	4,472,072
ITOCHU Techno-Solutions Corp.	10,200	322,211
Iwatani Corp.	5,800	342,580
Iyo Bank Ltd.	36,600	179,066
J. Front Retailing Co. Ltd.	28,900	267,872
Japan Airlines Co. Ltd. (a)	15,200	327,125
Japan Airport Terminal Co. Ltd. (a)	9,800	486,154
Japan Exchange Group, Inc.	56,200	1,330,708
Japan Hotel REIT Investment Corp.	458	276,590
Japan Logistics Fund, Inc.	93	278,193
Japan Post Holdings Co. Ltd.	126,700	973,551
Japan Post Insurance Co. Ltd.	21,200	343,964
Japan Prime Realty Investment Corp.	102	374,127
Japan Real Estate Investment Corp.	146	894,868
Japan Retail Fund Investment Corp.	733	673,274
Japan Steel Works Ltd.	7,400	217,392
Japan Tobacco, Inc.	115,500	2,267,401
JCR Pharmaceuticals Co. Ltd.	8,200	201,252
JFE Holdings, Inc.	60,900	930,579
JGC Corp.	28,600	268,763
JSR Corp.	22,600	819,692
JTEKT Corp.	27,500	243,420
Justsystems Corp.	3,000	155,059
K's Holdings Corp.	21,600	222,971
Kadokawa Corp.	5,600	295,684
Kagome Co. Ltd.	8,500	215,694
Kajima Corp.	53,300	656,270
Kakaku.com, Inc.	13,800	457,952
Kamigumi Co. Ltd.	12,000	241,619
Kaneka Corp.	7,400	283,782
Kansai Electric Power Co., Inc.	86,300	794,574
Kansai Paint Co. Ltd.	27,200	629,843
Kao Corp.	50,200	2,839,717
Kawasaki Heavy Industries Ltd. (a)	18,100	367,293
KDDI Corp.	174,600	5,339,269
Keihan Electric Railway Co., Ltd.	11,800	310,418
Keikyu Corp.	28,200	318,277
Keio Corp.	13,100	661,258
Keisei Electric Railway Co.	18,100	582,473
Kenedix Office Investment Corp.	44	278,597
Kewpie Corp.	12,200	267,599
Keyence Corp.	20,200	12,193,019
Kikkoman Corp.	20,300	1,660,339
Kinden Corp.	13,000	213,338
Kintetsu Group Holdings Co. Ltd. (a)	20,400	642,152
Kirin Holdings Co. Ltd.	87,300	1,519,530
Kobayashi Pharmaceutical Co. Ltd.	6,100	488,403
Kobe Bussan Co. Ltd.	12,900	444,362
Koei Tecmo Holdings Co. Ltd.	6,240	290,461
Koito Manufacturing Co. Ltd.	13,700	777,313
Komatsu Ltd.	103,000	2,697,706
Konami Holdings Corp.	10,400	572,318
Konica Minolta, Inc.	55,100	272,728
Kose Corp.	3,600	418,053
Kubota Corp.	121,300	2,584,056
Kuraray Co. Ltd.	36,700	332,101
Kurita Water Industries Ltd.	11,300	558,125
Kyocera Corp.	37,300	2,183,801
Kyowa Hakko Kirin Co., Ltd.	26,900	884,689
Kyushu Electric Power Co., Inc.	48,100	338,835
Kyushu Railway Co.	16,700	373,823
LaSalle Logiport REIT	185	308,675
Lasertec Corp.	8,100	1,757,018
Lawson, Inc.	5,300	256,306
Lion Corp.	31,400	522,948
LIXIL Group Corp.	30,800	791,249
M3, Inc.	45,200	2,663,651
Mabuchi Motor Co. Ltd.	6,000	206,870
Makita Corp.	29,300	1,359,870
Mani, Inc.	9,100	155,123
Marubeni Corp.	182,800	1,551,117
Marui Group Co. Ltd.	23,500	461,157
Matsumotokiyoshi Holdings Co. Ltd.	10,000	443,395
Mazda Motor Corp. (a)	63,700	572,935
McDonald's Holdings Co. (Japan) Ltd.	7,700	344,125
Mebuki Financial Group, Inc.	130,000	266,177
Medipal Holdings Corp.	21,200	383,555
Meiji Holdings Co. Ltd.	15,400	971,875
Menicon Co. Ltd.	7,100	266,564
Mercari, Inc. (a)	11,700	633,080
Minebea Mitsumi, Inc.	42,700	1,081,038
Misumi Group, Inc.	29,900	1,250,531
Mitsubishi Chemical Holdings Corp.	149,500	1,237,476
Mitsubishi Corp.	156,300	4,970,024
Mitsubishi Electric Corp.	225,800	3,032,368
Mitsubishi Estate Co. Ltd.	146,200	2,221,800
Mitsubishi Gas Chemical Co., Inc.	22,300	448,815
Mitsubishi Heavy Industries Ltd.	35,700	912,952
Mitsubishi Logistics Corp.	7,700	215,026
Mitsubishi Materials Corp.	13,900	269,837
Mitsubishi UFJ Financial Group, Inc.	1,358,200	7,447,687
Mitsubishi UFJ Lease & Finance Co. Ltd.	83,700	419,689
Mitsui & Co. Ltd.	172,900	3,956,732
Mitsui Chemicals, Inc.	21,500	639,278
Mitsui Fudosan Co. Ltd.	101,700	2,325,252
Mitsui Fudosan Logistics Park, Inc.	54	287,061
Mitsui Mining & Smelting Co. Ltd.	6,500	186,519
Mitsui OSK Lines Ltd.	12,800	807,059
Miura Co. Ltd.	12,300	473,125
Mizuho Financial Group, Inc.	266,940	3,523,068
MonotaRO Co. Ltd.	26,300	599,424
Mori Hills REIT Investment Corp.	174	235,916
Morinaga & Co. Ltd.	4,900	173,160
Morinaga Milk Industry Co. Ltd.	4,900	287,163
MS&AD Insurance Group Holdings, Inc.	48,900	1,579,830
Murata Manufacturing Co. Ltd.	67,700	5,021,890
Nabtesco Corp.	12,500	405,670
Nagoya Railroad Co. Ltd. (a)	19,800	327,150
Nankai Electric Railway Co. Ltd.	12,100	240,146
NEC Corp.	29,000	1,484,859
Net One Systems Co. Ltd.	8,700	285,303
Nexon Co. Ltd.	48,700	828,930
NGK Insulators Ltd.	29,100	484,549
NGK Spark Plug Co. Ltd.	17,500	279,563
NH Foods Ltd.	11,000	386,845
Nichirei Corp.	14,500	353,154
Nidec Corp.	57,800	6,401,803
Nifco, Inc.	9,800	312,616
Nihon Kohden Corp.	9,000	286,373
Nihon M&A Center Holdings, Inc.	31,500	967,189
Nihon Unisys Ltd.	8,200	230,394
Nikon Corp.	37,100	409,056
Nintendo Co. Ltd.	12,500	5,520,713
Nippon Accommodations Fund, Inc.	51	284,440
Nippon Building Fund, Inc.	172	1,117,475
Nippon Electric Glass Co. Ltd.	9,300	237,456
Nippon Express Co. Ltd.	9,100	569,610
Nippon Gas Co. Ltd.	13,200	163,727
Nippon Paint Holdings Co. Ltd.	151,400	1,619,956
Nippon Sanso Holdings Corp.	22,000	519,389
Nippon Shinyaku Co. Ltd.	6,500	520,757
Nippon Shokubai Co. Ltd.	3,600	188,081
Nippon Steel & Sumitomo Metal Corp.	99,400	1,742,757
Nippon Telegraph & Telephone Corp.	135,500	3,796,567
Nippon Yusen KK	18,100	1,304,237
Nishi-Nippon Railroad Co. Ltd.	8,200	201,993
Nissan Chemical Corp.	15,000	834,880
Nissan Motor Co. Ltd. (a)	253,500	1,290,280
Nisshin Seifun Group, Inc.	27,600	435,821
Nissin Food Holdings Co. Ltd.	8,900	680,315
Nitori Holdings Co. Ltd.	9,200	1,690,137
Nitto Denko Corp.	15,800	1,234,615
NOF Corp.	9,000	451,679
Nomura Holdings, Inc.	322,600	1,536,388
Nomura Real Estate Holdings, Inc.	12,800	312,056
Nomura Real Estate Master Fund, Inc.	499	747,236
Nomura Research Institute Ltd.	45,700	1,829,557
NSK Ltd.	49,600	333,285
NTT Data Corp.	67,800	1,360,124
Obayashi Corp.	76,500	645,832
OBIC Co. Ltd.	7,000	1,294,465
Odakyu Electric Railway Co. Ltd.	36,300	786,963
Oji Holdings Corp.	105,100	520,953
Olympus Corp.	136,800	2,963,505
OMRON Corp.	21,900	2,094,399
Ono Pharmaceutical Co. Ltd.	52,300	1,097,345
Open House Co. Ltd.	7,900	503,807
Oracle Corp. Japan	3,600	340,648
Oriental Land Co. Ltd.	24,100	3,806,348
ORIX Corp.	128,500	2,554,105
ORIX JREIT, Inc.	292	484,459
Osaka Gas Co. Ltd.	43,700	704,356
Otsuka Corp.	12,400	610,781
Otsuka Holdings Co. Ltd.	59,100	2,337,363
Pan Pacific International Holdings Ltd.	56,000	1,175,826
Panasonic Corp.	245,600	3,037,098
Park24 Co. Ltd. (a)	12,800	196,067
Penta-Ocean Construction Co. Ltd.	28,000	192,946
PeptiDream, Inc. (a)	10,700	258,643
Persol Holdings Co. Ltd.	19,900	534,885
Pigeon Corp.	13,200	305,662
Rakuten Group, Inc.	96,400	1,055,390
Recruit Holdings Co. Ltd.	178,600	11,880,297
Relo Group, Inc.	12,000	249,598
Renesas Electronics Corp. (a)	146,200	1,798,469
Rengo Co. Ltd.	27,200	206,261
Resona Holdings, Inc.	254,900	957,557
Ricoh Co. Ltd.	78,200	761,499
Rinnai Corp.	4,200	431,225
ROHM Co. Ltd.	9,200	841,226
Rohto Pharmaceutical Co. Ltd.	11,900	363,589
Ryohin Keikaku Co. Ltd.	27,600	543,892
Sankyu, Inc.	6,700	302,483
Santen Pharmaceutical Co. Ltd.	43,100	607,492
Sanwa Holdings Corp.	23,400	272,929
Sawai Group Holdings Co. Ltd.	4,900	216,160
SBI Holdings, Inc. Japan	25,500	660,946
Screen Holdings Co. Ltd.	5,100	474,041
SCSK Corp.	16,500	333,912
Secom Co. Ltd.	22,600	1,540,698
Sega Sammy Holdings, Inc.	18,400	261,656
Seibu Holdings, Inc. (a)	29,100	317,875
Seiko Epson Corp.	32,600	580,478
Seino Holdings Co. Ltd.	18,000	218,086
Sekisui Chemical Co. Ltd.	45,900	754,079
Sekisui House (REIT), Inc.	450	340,200
Sekisui House Ltd.	67,900	1,411,694
Seven & i Holdings Co. Ltd.	84,000	3,526,721
SG Holdings Co. Ltd.	52,800	1,325,866
Sharp Corp.	22,500	265,392
Shimadzu Corp.	28,800	1,170,064
Shimamura Co. Ltd.	2,700	228,616
SHIMANO, Inc.	8,900	2,483,221
SHIMIZU Corp.	71,700	525,335
Shin-Etsu Chemical Co. Ltd.	41,700	7,436,489
Shinsei Bank Ltd.	13,300	219,645
Shionogi & Co. Ltd.	29,900	1,949,489
Ship Healthcare Holdings, Inc.	8,800	231,144
Shiseido Co. Ltd.	42,300	2,822,551
Shizuoka Bank Ltd.	63,200	508,911
SHO-BOND Holdings Co. Ltd.	4,800	201,069
Shochiku Co. Ltd. (a)	1,600	174,100
Showa Denko K.K.	19,200	481,537
Skylark Co. Ltd. (a)	24,300	329,255
SMC Corp.	6,500	3,878,974
SMS Co., Ltd.	7,900	306,507
SoftBank Corp.	291,800	3,982,976
SoftBank Group Corp.	132,500	7,173,206
Sohgo Security Services Co., Ltd.	9,100	389,332
Sojitz Corp.	23,040	380,138
Sompo Holdings, Inc.	37,200	1,613,246
Sony Group Corp.	132,800	15,377,759
Sotetsu Holdings, Inc.	10,200	197,297
Square Enix Holdings Co. Ltd.	9,300	509,455
Stanley Electric Co. Ltd.	15,400	388,160
Subaru Corp.	65,000	1,274,962
Sugi Holdings Co. Ltd.	3,900	279,245
Sumco Corp.	27,100	517,843
Sumitomo Chemical Co. Ltd.	171,400	844,370
Sumitomo Corp.	131,200	1,869,556
Sumitomo Dainippon Pharma Co., Ltd.	20,600	291,316
Sumitomo Electric Industries Ltd.	84,500	1,121,557
Sumitomo Forestry Co. Ltd.	19,800	378,199
Sumitomo Heavy Industries Ltd.	12,300	316,670
Sumitomo Metal Mining Co. Ltd.	29,000	1,124,977
Sumitomo Mitsui Financial Group, Inc.	144,600	4,692,220
Sumitomo Mitsui Trust Holdings, Inc.	39,600	1,302,597
Sumitomo Realty & Development Co. Ltd.	50,200	1,814,224
Sundrug Co. Ltd.	6,800	199,009
Suntory Beverage & Food Ltd.	13,300	516,072
Suzuken Co. Ltd.	7,800	217,136
Suzuki Motor Corp.	51,400	2,292,281
Sysmex Corp.	17,900	2,219,437
T&D Holdings, Inc.	61,500	788,778
Taiheiyo Cement Corp.	12,900	274,077
Taisei Corp.	21,300	668,376
Taisho Pharmaceutical Holdings Co. Ltd.	6,000	321,967
Taiyo Yuden Co. Ltd.	13,700	694,405
Takara Holdings, Inc.	21,700	296,818
Takeda Pharmaceutical Co. Ltd.	166,884	4,683,738
TDK Corp.	40,800	1,483,202
TechnoPro Holdings, Inc.	11,600	370,727
Teijin Ltd.	21,500	288,589
Terumo Corp.	80,000	3,529,265
THK Co. Ltd.	13,600	292,449
TIS, Inc.	24,300	662,002
Tobu Railway Co. Ltd.	22,100	550,238
Toda Corp.	26,400	166,311
Toho Co. Ltd.	14,900	700,064
Toho Gas Co. Ltd.	10,900	322,885
Tohoku Electric Power Co., Inc.	54,500	353,603
Tokai Carbon Co. Ltd.	23,400	306,089
Tokio Marine Holdings, Inc.	73,400	3,865,981
Tokyo Century Corp.	5,000	286,279
Tokyo Electric Power Co., Inc. (a)	87,800	243,206
Tokyo Electron Ltd.	16,600	7,736,149
Tokyo Gas Co. Ltd.	43,000	746,176
Tokyo Ohka Kogyo Co. Ltd.	4,500	286,085
Tokyo Seimitsu Co. Ltd.	4,300	175,079
Tokyo Tatemono Co. Ltd.	21,800	320,425
Tokyu Corp.	59,400	837,434
Tokyu Fudosan Holdings Corp.	63,900	370,263
Toppan, Inc.	36,900	595,645
Toray Industries, Inc.	171,300	1,067,459
Toshiba Corp.	47,900	2,066,030
Tosoh Corp.	34,800	586,068
Toto Ltd.	16,900	816,512
Toyo Suisan Kaisha Ltd.	10,800	465,362
Toyo Tire Corp.	13,800	229,472
Toyoda Gosei Co. Ltd.	6,900	141,190
Toyota Industries Corp.	21,600	1,836,272
Toyota Motor Corp.	1,357,500	23,951,955
Toyota Tsusho Corp.	25,200	1,093,080
Trend Micro, Inc.	14,800	836,502
Tsumura & Co.	7,500	233,741
Tsuruha Holdings, Inc.	4,200	518,050
Ube Industries Ltd.	9,900	184,450
Ulvac, Inc.	5,100	286,136
Unicharm Corp.	47,100	1,904,857
United Urban Investment Corp.	320	398,899
USS Co. Ltd.	23,800	383,616
Welcia Holdings Co. Ltd.	10,900	406,912
West Japan Railway Co.	25,200	1,189,582
Workman Co. Ltd.	2,400	127,608
Yakult Honsha Co. Ltd.	17,000	858,980
Yamada Holdings Co. Ltd.	75,600	288,890
Yamaha Corp.	17,200	1,086,663
Yamaha Motor Co. Ltd.	33,200	925,411
Yamato Holdings Co. Ltd.	36,300	892,370
Yamazaki Baking Co. Ltd.	19,400	294,702
Yaskawa Electric Corp.	28,200	1,221,401
Yokogawa Electric Corp.	25,500	509,547
Yokohama Rubber Co. Ltd.	14,600	247,049
Z Holdings Corp.	272,000	1,688,582
Zenkoku Hosho Co. Ltd.	5,800	280,283
Zensho Holdings Co. Ltd.	8,900	205,560
Zeon Corp.	20,500	243,212
ZOZO, Inc.	11,800	378,763

TOTAL JAPAN		501,470,677

Korea (South) - 3.5%
Alteogen, Inc.	3,225	192,170
AMOREPACIFIC Corp.	3,122	483,329
AMOREPACIFIC Group, Inc.	3,556	150,577
BGF Retail Co. Ltd.	942	130,192
Binex Co. Ltd. (a)	2,406	34,044
BNK Financial Group, Inc.	31,643	237,335
Bukwang Pharmaceutical Co. Ltd.	5,114	56,967
Cellivery Therapeutics, Inc.	1,315	56,061
Celltrion Healthcare Co. Ltd.	9,321	644,800
Celltrion Pharm, Inc.	1,804	174,816
Celltrion, Inc. (a)	10,621	1,819,138
CHA Biotech Co. Ltd. (a)	6,023	100,352
Cheil Worldwide, Inc.	8,224	167,186
Chong Kun Dang Pharmaceutical Corp.	855	85,433
Chunbo Co. Ltd.	504	121,919
CJ CheilJedang Corp.	851	275,161
CJ Corp.	1,661	135,860
CJ ENM Co. Ltd.	1,117	168,082
CJ Logistics Corp. (a)	907	109,718
Com2uS Corp.	690	75,626
Cosmax, Inc. (a)	979	103,633
Coway Co. Ltd.	5,725	386,194
CS Wind Corp.	2,502	148,603
Daewoo Engineering & Construction Co. Ltd. (a)	20,906	111,355
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3,821	84,433
Daewoong Co. Ltd.	1,791	48,280
DB HiTek Co. Ltd.	4,411	216,911
Db Insurance Co. Ltd.	4,919	248,701
DGB Financial Group Co. Ltd.	16,583	146,186
DL E&C Co. Ltd. (a)	1,593	183,489
DL Holdings Co. Ltd.	1,180	66,189
Dong Suh Companies, Inc.	4,774	140,240
Dongjin Semichem Co. Ltd.	4,032	120,749
DongKook Pharmaceutical Co. Ltd.	3,481	66,567
Doosan Bobcat, Inc. (a)	5,402	175,647
Doosan Fuel Cell Co. Ltd. (a)	4,301	192,084
Doosan Heavy Industries & Construction Co. Ltd. (a)	27,568	573,737
Douzone Bizon Co. Ltd.	2,116	146,952
E-Mart, Inc.	2,152	308,197
Ecopro BM Co. Ltd.	1,177	411,701
Ecopro Co. Ltd.	1,778	152,092
Ecopro HN Co. Ltd.	1,384	128,220
EO Technics Co. Ltd.	1,095	100,481
F&F Co. Ltd. (a)	371	275,623
F&F Holdings Co. Ltd.	439	14,634
Fila Holdings Corp.	4,685	148,503
GemVax & Kael Co. Ltd. (a)	3,562	56,601
Genexine Co. Ltd. (a)	2,374	132,799
Green Cross Corp.	557	130,373
Green Cross Holdings Corp.	3,715	92,775
GS Engineering & Construction Corp.	8,340	294,419
GS Holdings Corp.	9,734	350,705
GS Retail Co. Ltd.	3,686	101,244
Hana Financial Group, Inc.	31,540	1,209,944
HanAll BioPharma Co. Ltd. (a)	4,391	76,497
Hanjin Kal Corp. (a)	2,444	114,109
Hankook Tire Co. Ltd.	8,231	290,141
Hanmi Pharm Co. Ltd.	623	140,105
Hanmi Science Co. Ltd.	3,800	183,743
Hanon Systems	15,468	190,637
Hansol Chemical Co. Ltd.	1,027	288,343
Hanssem Co. Ltd.	1,259	109,061
Hanwha Aerospace Co. Ltd.	3,348	128,652
Hanwha Corp.	4,484	128,419
Hanwha Life Insurance Co. Ltd.	28,247	83,737
Hanwha Solutions Corp. (a)	12,595	439,603
HDC Hyundai Development Co.	4,365	95,231
Helixmith Co., Ltd. (a)	2,867	58,228
Hite Jinro Co. Ltd.	3,194	94,828
HLB Life Science Co. Ltd.	8,189	104,333
HLB, Inc.	10,318	369,687
HMM Co. Ltd. (a)	32,001	728,439
Hotel Shilla Co.	3,498	260,682
HUGEL, Inc. (a)	785	121,350
HYBE Co. Ltd. (a)	1,934	552,750
Hyosung Corp.	898	79,099
Hyosung TNC Co. Ltd.	236	120,710
Hyundai Bioscience Co. Ltd. (a)	3,288	66,047
Hyundai Department Store Co. Ltd.	1,691	119,453
Hyundai Doosan Infracore Co. Lt (a)	4,152	37,181
Hyundai Elevator Co. Ltd.	2,209	91,260
Hyundai Engineering & Construction Co. Ltd.	7,681	330,349
Hyundai Fire & Marine Insurance Co. Ltd.	6,116	136,842
Hyundai Glovis Co. Ltd.	2,291	328,237
Hyundai Heavy Industries Holdi	5,659	305,228
Hyundai Mipo Dockyard Co. Ltd. (a)	2,235	144,608
Hyundai Mobis	7,036	1,513,170
Hyundai Motor Co.	14,377	2,558,226
Hyundai Rotem Co. Ltd. (a)	7,995	154,030
Hyundai Steel Co.	9,036	343,611
Hyundai Wia Corp.	1,612	115,815
Il-Yang Pharmaceutical Co. Ltd.	1,175	29,847
Iljin Materials Co. Ltd.	2,155	185,283
Industrial Bank of Korea	28,600	269,301
IS Dongseo Co. Ltd.	1,814	69,977
JB Financial Group Co. Ltd.	12,995	98,282
JYP Entertainment Corp.	2,728	122,064
Kakao Corp.	32,813	3,512,075
Kakao Games Corp. (a)	4,472	304,097
Kangwon Land, Inc. (a)	11,871	281,017
KB Financial Group, Inc.	41,135	1,980,889
Kia Corp.	28,203	2,047,491
Kiwoom Securities Co. Ltd.	1,589	142,517
KMW Co. Ltd. (a)	3,360	118,122
Koh Young Technology, Inc.	5,425	85,286
Kolon Industries, Inc.	1,827	139,077
Korea Aerospace Industries Ltd.	7,939	207,524
Korea Electric Power Corp.	27,007	520,581
Korea Gas Corp. (a)	2,871	108,509
Korea Investment Holdings Co. Ltd.	4,328	322,038
Korea Petro Chemical Industries Co. Ltd.	536	84,763
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	4,493	395,212
Korea Zinc Co. Ltd.	1,286	589,066
Korean Air Lines Co. Ltd. (a)	18,333	475,536
KT&G Corp.	11,956	826,193
Kumho Petro Chemical Co. Ltd.	1,923	281,495
L&F Co. Ltd.	2,439	384,171
Leeno Industrial, Inc.	845	123,212
LegoChem Biosciences, Inc. (a)	2,215	85,060
LG Chemical Ltd.	4,931	3,520,129
LG Corp.	12,474	970,188
LG Display Co. Ltd. (a)	23,360	392,770
LG Electronics, Inc.	10,664	1,097,578
LG Household & Health Care Ltd.	892	888,215
LG Innotek Co. Ltd.	1,551	277,374
LG Uplus Corp.	22,382	274,047
Lotte Chemical Corp.	1,685	322,434
Lotte Confectionery Co. Ltd.	4,679	130,386
Lotte Fine Chemical Co. Ltd.	1,855	134,736
Lotte Shopping Co. Ltd.	1,134	101,541
LS Corp.	3,145	167,754
LS Electric Co. Ltd.	1,415	71,247
LX Holdings Corp. (a)	5,310	40,048
LX International Corp.	3,292	76,342
Mando Corp. (a)	3,202	170,990
Mcnex Co. Ltd.	1,864	68,990
MedPacto, Inc. (a)	1,771	85,367
Meritz Fire & Marine Insurance Co. Ltd.	6,044	142,928
Meritz Securities Co. Ltd.	33,033	131,319
Mezzion Pharma Co. Ltd. (a)	657	87,757
Mirae Asset Securities Co. Ltd.	29,893	221,875
NAVER Corp.	15,576	5,387,750
NCSOFT Corp.	1,701	909,276
NEPES Corp. Ltd. (a)	2,317	69,321
Netmarble Corp. (b)	2,736	288,240
NH Investment & Securities Co. Ltd.	14,626	164,350
NHN Corp. (a)	950	64,760
NHN KCP Corp.	1,579	77,078
NongShim Co. Ltd.	464	111,931
Oci Co. Ltd. (a)	2,067	227,836
Orion Corp./Republic of Korea	2,528	254,356
Oscotec, Inc. (a)	3,040	77,592
Ottogi Corp.	231	94,667
Pan Ocean Co., Ltd. (Korea)	26,134	134,535
Paradise Co. Ltd. (a)	4,130	61,273
Pearl Abyss Corp. (a)	4,118	364,786
Pharmicell Co. Ltd. (a)	6,877	73,289
POSCO	7,998	2,018,150
POSCO Chemtech Co. Ltd.	3,324	412,593
Posco International Corp.	4,636	85,936
S-Oil Corp.	4,389	382,059
S1 Corp.	1,857	131,718
Sam Chun Dang Pharm Co. Ltd. (a)	1,818	73,071
Samsung Biologics Co. Ltd. (a)(b)	1,729	1,281,483
Samsung C&T Corp.	9,405	916,156
Samsung Electro-Mechanics Co. Ltd.	6,075	823,094
Samsung Electronics Co. Ltd.	541,576	32,259,660
Samsung Engineering Co. Ltd. (a)	17,338	366,872
Samsung Fire & Marine Insurance Co. Ltd.	3,355	661,628
Samsung Heavy Industries Co. Ltd. (a)	74,930	407,380
Samsung Heavy Industries Co. Ltd. rights 10/29/21(a)	15,786	16,800
Samsung Life Insurance Co. Ltd.	9,952	572,735
Samsung SDI Co. Ltd.	5,616	3,525,132
Samsung SDS Co. Ltd.	4,167	544,917
Samsung Securities Co. Ltd.	6,739	272,560
Seegene, Inc.	4,457	202,873
Seoul Semiconductor Co. Ltd.	4,340	55,292
Shin Poong Pharmaceutical Co.	3,868	171,367
Shinhan Financial Group Co. Ltd.	54,832	1,780,922
Shinsegae Co. Ltd.	790	167,181
SillaJen, Inc. (a)(c)	4,518	46,543
SK Biopharmaceuticals Co. Ltd. (a)	3,031	244,155
SK Chemicals Co. Ltd.	1,309	201,213
SK Hynix, Inc.	56,711	4,973,489
SK Innovation Co., Ltd. (a)	5,427	1,126,001
SK Materials Co., Ltd.	430	140,045
SK, Inc.	3,600	747,424
SKC Co. Ltd.	2,043	312,485
Solus Advanced Materials Co. Lt	1,506	105,862
Soulbrain Co. Ltd.	487	108,759
ST Pharm Co. Ltd. (a)	1,103	82,254
Studio Dragon Corp. (a)	980	72,057
Vaxcell-Bio Therapeutics Co. Ltd.	1,087	59,586
WONIK IPS Co. Ltd.	3,547	122,474
Woori Financial Group, Inc.	58,423	660,758
Yuhan Corp.	5,397	275,459
Zinus, Inc.	1,024	68,231

TOTAL KOREA (SOUTH)		111,289,582

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	139,331	462,203
Boubyan Bank KSC	96,084	249,254
Gulf Bank	210,668	171,917
Kuwait Finance House KSCP	510,029	1,407,677
Mabanee Co. SAKC	58,689	153,220
Mobile Telecommunication Co.	222,312	439,535
National Bank of Kuwait	760,014	2,495,982

TOTAL KUWAIT		5,379,788

Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	70,776	2,399,285
Aroundtown SA	102,102	709,360
B&M European Value Retail SA	88,032	762,855
Eurofins Scientific SA	13,483	1,588,872
Globant SA (a)	4,355	1,390,072
InPost SA	22,260	317,437
Millicom International Cellular SA (depository receipt) (a)	9,643	337,303
SES SA (France) (depositary receipt)	40,502	363,700
Spotify Technology SA (a)	14,459	4,184,435
Subsea 7 SA	23,098	207,141
Tenaris SA	47,539	529,408

TOTAL LUXEMBOURG		12,789,868

Malaysia - 0.5%
AMMB Holdings Bhd (a)	223,600	181,429
Axiata Group Bhd	507,228	483,833
Bursa Malaysia Bhd	59,200	107,363
CIMB Group Holdings Bhd	727,511	917,075
Dialog Group Bhd	429,600	293,593
DiGi.com Bhd	363,500	371,312
Gamuda Bhd (a)	282,200	220,799
Genting Bhd	218,200	272,948
Genting Malaysia Bhd	292,600	223,990
Hartalega Holdings Bhd	184,300	260,806
Hong Leong Bank Bhd	80,800	367,220
IHH Healthcare Bhd	331,200	523,074
IJM Corp. Bhd	329,000	146,981
Inari Amertron Bhd	313,200	292,703
IOI Corp. Bhd	339,300	322,011
Kossan Rubber Industries Bhd	122,100	69,586
Kuala Lumpur Kepong Bhd	61,620	321,716
Malayan Banking Bhd	727,822	1,414,868
Malaysia Airports Holdings Bhd (a)	122,700	192,006
Malaysian Pacific Industries Bhd	10,100	116,293
Maxis Bhd	259,800	292,989
MISC Bhd	137,200	234,244
MR DIY Group M Sdn Bhd (b)	155,000	141,113
My E.G.Services Bhd	423,518	106,365
Nestle (Malaysia) Bhd	6,800	220,865
Pentamaster Corp. Bhd	55,600	71,833
Petronas Chemicals Group Bhd	253,100	531,137
Petronas Dagangan Bhd	40,300	198,142
Petronas Gas Bhd	103,000	416,378
PPB Group Bhd	76,400	335,415
Press Metal Bhd	392,900	527,535
Public Bank Bhd	1,594,500	1,605,667
QL Resources Bhd	107,300	130,854
RHB Bank Bhd	211,555	285,070
Scientex Bhd	96,600	108,707
Sime Darby Bhd	274,300	150,365
Sime Darby Plantation Bhd	264,467	256,101
Supermax Corp. Bhd	159,800	74,092
Telekom Malaysia Bhd	173,000	241,891
Tenaga Nasional Bhd	297,000	692,833
TIME dotCom Bhd	124,400	135,786
Top Glove Corp. Bhd	486,800	319,753
V.S. Industry Bhd	271,600	103,629
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	4,659
Westports Holdings Bhd	109,200	117,876

TOTAL MALAYSIA		14,402,905

Malta - 0.0%
Kindred Group PLC (depositary receipt)	24,109	336,875
Marshall Islands - 0.0%
Star Bulk Carriers Corp.	7,262	150,251
Mexico - 0.5%
Alfa SA de CV Series A	306,900	222,260
America Movil S.A.B. de CV Series L	2,450,600	2,184,210
Arca Continental S.A.B. de CV	43,500	265,230
CEMEX S.A.B. de CV unit (a)	1,616,400	1,039,496
Coca-Cola FEMSA S.A.B. de CV unit	57,450	309,602
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	85,615	155,735
Fibra Uno Administracion SA de CV	313,300	311,352
Fomento Economico Mexicano S.A.B. de CV unit	193,400	1,589,998
Gruma S.A.B. de CV Series B	20,540	241,186
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	35,500	447,509
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	21,010	423,700
Grupo Aeroportuario Norte S.A.B. de CV (a)	28,700	173,179
Grupo Bimbo S.A.B. de CV Series A	156,300	462,644
Grupo Elektra SA de CV	6,125	470,341
Grupo Financiero Banorte S.A.B. de CV Series O	258,500	1,636,656
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	211,400	212,242
Grupo Mexico SA de CV Series B	328,800	1,442,453
Grupo Televisa SA de CV	268,600	545,341
Industrias Penoles SA de CV (a)	11,990	153,742
Kimberly-Clark de Mexico SA de CV Series A	146,800	232,236
Orbia Advance Corp. S.A.B. de CV	110,300	286,679
Promotora y Operadora de Infraestructura S.A.B. de CV	20,355	149,687
Wal-Mart de Mexico SA de CV Series V	532,500	1,857,336

TOTAL MEXICO		14,812,814

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	384,000	521,180
Netherlands - 3.9%
Adyen BV (a)(b)	3,209	9,682,549
Airbus Group NV (a)	64,622	8,289,842
Akzo Nobel NV	19,683	2,262,158
ASM International NV (Netherlands)	4,066	1,839,696
ASML Holding NV (Netherlands)	44,185	35,917,998
CNH Industrial NV	105,574	1,822,110
Davide Campari Milano NV	56,165	797,300
Euronext NV (b)	10,361	1,166,591
EXOR NV	12,001	1,130,662
Ferrari NV	13,479	3,194,253
Heineken Holding NV	10,493	972,819
Heineken NV (Bearer)	24,859	2,753,580
IMCD NV	5,955	1,322,068
ING Groep NV (Certificaten Van Aandelen)	410,927	6,233,313
Just Eat Takeaway.com NV (a)(b)	15,875	1,139,995
Koninklijke Ahold Delhaize NV	110,010	3,577,336
Koninklijke DSM NV	18,409	4,023,136
Koninklijke KPN NV	375,699	1,122,565
Koninklijke Philips Electronics NV	96,625	4,558,301
NN Group NV	33,345	1,785,489
Prosus NV	91,752	8,083,237
Prosus NV rights (a)(e)	91,752	14,849
QIAGEN NV (Germany) (a)	24,261	1,334,696
Randstad NV	13,198	948,978
RHI Magnesita NV	3,448	158,456
Stellantis NV (Italy)	234,258	4,671,339
STMicroelectronics NV (Italy)	68,921	3,271,069
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	12,314	879,864
Universal Music Group NV	85,207	2,473,810
Wolters Kluwer NV	28,180	2,952,696
Yandex NV Series A (a)(d)	33,835	2,802,891

TOTAL NETHERLANDS		121,183,646

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	128,273	734,444
Chorus Ltd.	49,139	224,307
Contact Energy Ltd.	82,657	484,518
Fisher & Paykel Healthcare Corp.	61,066	1,365,746
Fletcher Building Ltd.	83,273	427,859
Goodman Property Trust	101,843	181,357
Infratil Ltd.	75,011	445,074
Mercury Nz Ltd.	67,253	295,667
Meridian Energy Ltd.	127,776	456,906
Ryman Healthcare Group Ltd.	44,122	456,878
Spark New Zealand Ltd.	196,134	641,609
Summerset Group Holdings Ltd.	24,543	255,195
The a2 Milk Co. Ltd. (a)(d)	79,684	375,157
Xero Ltd. (a)	13,605	1,530,139

TOTAL NEW ZEALAND		7,874,856

Norway - 0.6%
Adevinta ASA Class B (a)	29,101	478,994
Aker ASA (A Shares)	2,622	241,160
Aker BP ASA	11,317	433,904
Borregaard ASA	10,517	255,210
DNB Bank ASA	94,124	2,237,254
Entra ASA (b)	19,236	479,995
Equinor ASA	113,284	2,866,328
Gjensidige Forsikring ASA	20,270	504,117
Kahoot! A/S (a)	34,827	207,365
Kongsberg Gruppen ASA	9,391	307,924
Leroy Seafood Group ASA	29,575	268,867
LINK Mobility Group Holding ASA	33,370	106,653
Mowi ASA	46,811	1,355,363
NEL ASA (a)(d)	73,188	154,469
Nordic VLSI ASA (a)	18,963	561,175
Norsk Hydro ASA	143,541	1,054,376
Orkla ASA	78,479	763,247
Pexip Holding ASA (a)	9,475	44,661
Salmar ASA	6,102	464,445
Scatec Solar AS (b)	13,270	260,911
Schibsted ASA:
(A Shares)	8,552	441,069
(B Shares)	9,846	444,520
Sparebank 1 Sr Bank ASA (primary capital certificate)	19,587	300,022
Sparebanken Midt-Norge	14,197	236,283
Storebrand ASA (A Shares)	50,200	538,016
Telenor ASA	67,058	1,058,510
TGS ASA	13,843	127,354
Tomra Systems ASA	12,471	804,838
Yara International ASA	16,530	862,513

TOTAL NORWAY		17,859,543

Pakistan - 0.0%
Habib Bank Ltd.	90,719	66,833
Hub Power Co. Ltd.	124,473	55,241
Lucky Cement Ltd. (a)	15,550	70,171
Pakistan Petroleum Ltd.	52,631	23,314
Pakistan State Oil Co. Ltd.	43,209	48,018
TRG Pakistan Ltd.	46,000	32,132
United Bank Ltd.	33,487	27,382

TOTAL PAKISTAN		323,091

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	195,418	630,644
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	25,668	202,264
Philippines - 0.2%
Ayala Corp.	26,160	446,963
Ayala Land, Inc.	619,800	430,706
Bank of the Philippine Islands (BPI)	188,800	325,008
BDO Unibank, Inc.	184,020	452,126
Globe Telecom, Inc.	3,285	194,850
International Container Terminal Services, Inc.	86,470	308,149
JG Summit Holdings, Inc.	318,435	379,525
Jollibee Food Corp.	46,490	216,481
Manila Electric Co.	30,840	175,234
Megaworld Corp.	1,247,000	75,793
Metro Pacific Investments Corp.	1,251,000	92,878
Metropolitan Bank & Trust Co.	185,314	175,005
PLDT, Inc.	9,070	294,851
SM Investments Corp.	50,860	971,687
SM Prime Holdings, Inc.	1,173,900	769,275
Universal Robina Corp.	93,730	256,083

TOTAL PHILIPPINES		5,564,614

Poland - 0.2%
Allegro.eu SA (a)(b)	40,926	462,843
Bank Polska Kasa Opieki SA	18,785	620,336
CCC SA (a)	3,665	110,695
CD Projekt RED SA	7,504	327,045
Cyfrowy Polsat SA	29,869	267,123
Dino Polska SA (a)(b)	5,122	457,554
Grupa Lotos SA (a)	8,274	128,538
KGHM Polska Miedz SA (Bearer)	14,539	559,017
LPP SA	112	402,281
Orange Polska SA (a)	63,141	123,207
PGE Polska Grupa Energetyczna SA (a)	80,841	198,736
Polish Oil & Gas Co. SA	169,005	254,843
Polski Koncern Naftowy Orlen SA	31,118	671,241
Powszechna Kasa Oszczednosci Bank SA (a)	90,227	1,103,625
Powszechny Zaklad Ubezpieczen SA	60,361	603,663
Santander Bank Polska SA	3,607	334,965

TOTAL POLAND		6,625,712

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	883,164	159,368
Energias de Portugal SA	307,653	1,736,979
Galp Energia SGPS SA Class B	45,988	477,721
Jeronimo Martins SGPS SA	26,305	596,008
REN - Redes Energeticas Nacionais SGPS SA	39,599	120,621

TOTAL PORTUGAL		3,090,697

Qatar - 0.2%
Barwa Real Estate Co.	198,891	172,070
Industries Qatar QSC (a)	208,545	908,411
Masraf al Rayan	386,150	506,418
Mesaieed Petrochemical Holding Co.	442,546	291,708
Ooredoo QSC	87,381	166,074
Qatar Electricity & Water Co.	56,830	262,220
Qatar Fuel Co.	51,335	259,283
Qatar Gas Transport Co. Ltd. (Nakilat)	284,857	254,267
Qatar International Islamic Bank QSC	77,954	209,604
Qatar Islamic Bank (a)	122,281	618,626
Qatar National Bank SAQ (a)	464,376	2,614,586
The Commercial Bank of Qatar (a)	209,590	351,715

TOTAL QATAR		6,614,982

Russia - 0.8%
Alrosa Co. Ltd.	260,720	459,384
Gazprom OAO	1,273,040	6,272,698
Lukoil PJSC	37,977	3,877,915
Magnit OJSC	7,941	724,348
MMC Norilsk Nickel PJSC	6,351	1,982,048
Mobile TeleSystems OJSC sponsored ADR	42,707	392,477
Novatek PJSC	102,587	2,602,242
Polyus PJSC	3,443	683,525
Sberbank of Russia	1,133,540	5,702,606
Severstal PAO	20,009	454,663
Surgutneftegas OJSC	1,002,400	482,272
Tatneft PAO	164,980	1,260,082

TOTAL RUSSIA		24,894,260

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.	4,578	141,335
Advanced Polypropylene Co.	11,115	220,469
Al Rajhi Bank	129,019	4,767,398
Alinma Bank	103,079	691,151
Almarai Co. Ltd.	27,442	387,022
Bank Al-Jazira	42,008	215,029
Bank Albilad (a)	38,757	436,041
Banque Saudi Fransi	62,230	700,956
Bupa Arabia for Cooperative Insurance Co. (a)	2,191	84,465
Dar Al Arkan Real Estate Development Co. (a)	55,952	147,529
Dr Sulaiman Al Habib Medical Services Group Co.	8,856	391,459
Emaar The Economic City (a)	46,627	157,872
Etihad Etisalat Co.	39,493	318,500
Jarir Marketing Co.	6,216	336,081
Mobile Telecommunications Co. Saudi Arabia (a)	43,290	156,730
Mouwasat Medical Services Co.	5,114	245,140
National Industrialization Co. (a)	34,435	228,594
National Petrochemical Co.	11,661	149,536
Qassim Cement Co.	5,213	113,408
Riyad Bank	141,261	1,112,870
Sabic Agriculture-Nutrients Co.	20,717	905,806
Sahara International Petrochemical Co.	37,751	441,832
Saudi Airlines Catering Co.	3,919	99,258
Saudi Arabian Mining Co. (a)	42,775	930,561
Saudi Basic Industries Corp.	94,797	3,260,234
Saudi Cement Co.	7,713	121,733
Saudi Dairy & Foodstuffs Co.	1,599	69,913
Saudi Electricity Co.	83,452	634,083
Saudi Ground Services Co. (a)	10,121	100,646
Saudi Industrial Investment Group	23,155	233,655
Saudi Kayan Petrochemical Co. (a)	77,444	420,368
Saudi Telecom Co.	63,766	1,989,022
Southern Province Cement Co.	6,717	128,219
The Co. for Cooperative Insurance	6,497	148,962
The Saudi British Bank	39,135	345,870
The Saudi National Bank	231,201	4,061,997
The Savola Group	27,843	271,682
United Electronics Co.	2,931	110,023
Yamama Cement Co. (a)	10,392	76,744
Yanbu Cement Co.	8,032	82,014
Yanbu National Petrochemical Co.	28,421	576,618

TOTAL SAUDI ARABIA		26,010,825

Singapore - 0.7%
Ascendas Real Estate Investment Trust	356,897	817,806
CapitaLand Investment Ltd. (a)	257,673	657,319
CapitaMall Trust	527,338	840,769
City Developments Ltd.	51,300	278,469
ComfortDelgro Corp. Ltd.	202,300	234,029
DBS Group Holdings Ltd.	190,757	4,460,191
Flex Ltd. (a)	51,270	866,463
Frasers Centrepoint Trust	106,800	190,870
Frasers Logistics & Industrial Trust	299,200	337,252
Genting Singapore Ltd.	621,500	359,488
Keppel Corp. Ltd.	152,400	608,018
Keppel DC (REIT)	134,400	238,202
Mapletree Commercial Trust	229,718	371,365
Mapletree Industrial (REIT)	206,311	420,731
Mapletree Logistics Trust (REIT)	298,161	446,633
Oversea-Chinese Banking Corp. Ltd.	423,322	3,704,264
Singapore Airlines Ltd. (a)	137,750	531,183
Singapore Exchange Ltd.	88,800	637,437
Singapore Technologies Engineering Ltd.	160,800	456,703
Singapore Telecommunications Ltd.	745,300	1,381,720
Suntec (REIT)	229,200	253,250
United Overseas Bank Ltd.	162,100	3,215,554
UOL Group Ltd.	48,900	262,178
Venture Corp. Ltd.	29,100	405,911
Wilmar International Ltd.	332,200	1,064,222

TOTAL SINGAPORE		23,040,027

South Africa - 0.8%
Absa Group Ltd.	76,550	701,604
Anglo American Platinum Ltd.	6,572	664,041
AngloGold Ashanti Ltd.	43,898	809,863
Aspen Pharmacare Holdings Ltd.	39,782	633,517
Bid Corp. Ltd.	35,771	767,736
Bidvest Group Ltd./The	36,095	452,257
Capitec Bank Holdings Ltd.	10,167	1,136,028
Clicks Group Ltd.	26,043	475,406
Discovery Ltd. (a)	43,500	398,491
Exxaro Resources Ltd.	24,846	272,045
FirstRand Ltd.	591,957	2,248,080
Foschini Group Ltd./The (a)	33,287	282,640
Gold Fields Ltd.	93,269	866,677
Growthpoint Properties Ltd.	352,916	299,430
Harmony Gold Mining Co. Ltd.	60,699	217,854
Impala Platinum Holdings Ltd.	86,104	1,114,388
Kumba Iron Ore Ltd.	6,088	185,011
Mr Price Group Ltd.	27,308	357,480
MTN Group Ltd. (a)	178,989	1,605,101
MultiChoice Group Ltd.	47,193	375,289
Naspers Ltd. Class N	22,948	3,886,331
Nedbank Group Ltd.	42,627	485,320
Northam Platinum Holdings Ltd. (a)	36,131	541,078
Old Mutual Ltd.	499,673	509,977
Remgro Ltd.	55,786	491,684
Sanlam Ltd.	192,864	792,289
Sasol Ltd. (a)	60,080	1,009,102
Shoprite Holdings Ltd.	54,555	648,196
Sibanye Stillwater Ltd.	290,266	1,015,859
Spar Group Ltd./The	20,819	265,747
Standard Bank Group Ltd.	136,089	1,206,582
Tiger Brands Ltd.	17,569	221,605
Vodacom Group Ltd.	75,149	667,018
Woolworths Holdings Ltd.	110,894	391,378

TOTAL SOUTH AFRICA		25,995,104

Spain - 1.5%
Acciona SA	2,594	497,178
ACS Actividades de Construccion y Servicios SA	28,443	744,077
Aena SME SA (a)(b)	7,699	1,264,457
Amadeus IT Holding SA Class A (a)	47,428	3,171,180
Banco Bilbao Vizcaya Argentaria SA	702,663	4,917,328
Banco Santander SA (Spain)	1,827,053	6,920,208
Bankinter SA	68,102	374,893
CaixaBank SA	454,907	1,307,706
Cellnex Telecom SA (b)	60,150	3,697,786
EDP Renovaveis SA	25,585	712,788
Enagas SA	26,044	584,224
Endesa SA	33,749	778,131
Ferrovial SA	52,831	1,664,840
Grifols SA	29,382	672,349
Grifols SA ADR	29,842	391,229
Iberdrola SA	611,334	7,225,470
Industria de Diseno Textil SA	118,280	4,271,498
International Consolidated Airlines Group SA CDI (a)	261,418	585,483
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	72,348	145,524
Naturgy Energy Group SA	34,743	912,903
Red Electrica Corporacion SA	44,886	934,507
Repsol SA	147,718	1,892,052
Siemens Gamesa Renewable Energy SA (a)	23,189	628,076
Telefonica SA	564,264	2,450,973

TOTAL SPAIN		46,744,860

Sweden - 2.6%
AAK AB	17,920	391,661
AddTech AB (B Shares)	28,043	626,951
AFRY AB (B Shares)	9,383	279,480
Alfa Laval AB	31,354	1,342,439
ASSA ABLOY AB (B Shares)	104,470	3,065,428
Atlas Copco AB:
(A Shares)	67,248	4,320,848
(B Shares)	42,145	2,279,501
Avanza Bank Holding AB	12,289	487,811
Axfood AB	10,411	255,183
Beijer Ref AB (B Shares)	26,405	542,366
Billerud AB	19,967	417,335
Boliden AB	28,855	1,017,720
Bravida Holding AB (b)	22,367	336,234
Castellum AB	23,932	636,478
Dometic Group AB (b)	34,211	497,350
Electrolux AB (B Shares)	26,835	609,006
Elekta AB (B Shares)	35,268	409,516
Embracer Group AB (a)	61,506	571,802
Epiroc AB:
(A Shares)	66,454	1,653,612
(B Shares)	40,842	867,916
EQT AB	29,133	1,535,351
Ericsson (B Shares)	303,967	3,317,924
Essity AB (B Shares)	63,471	2,053,126
Evolution AB (b)	19,039	3,079,760
Fabege AB	29,148	492,814
Fastighets AB Balder (a)	11,072	802,166
Getinge AB (B Shares)	22,942	1,026,620
H&M Hennes & Mauritz AB (B Shares)	78,391	1,469,786
Hexagon AB (B Shares)	208,113	3,349,308
HEXPOL AB (B Shares)	26,615	310,839
Holmen AB (B Shares)	9,674	428,954
Husqvarna AB (B Shares)	43,982	625,571
ICA Gruppen AB	9,628	497,768
Industrivarden AB:
(A Shares)	18,267	602,377
(C Shares)	19,312	627,168
Indutrade AB	28,463	828,238
Investor AB:
(A Shares)	59,885	1,384,300
(B Shares)	192,654	4,439,477
JM AB (B Shares)	5,446	220,364
Kinnevik AB (B Shares) (a)	25,819	1,012,106
L E Lundbergforetagen AB	6,500	374,348
Latour Investment AB (B Shares)	14,436	523,112
Lifco AB	21,985	640,248
Lundin Petroleum AB	19,979	789,110
Nibe Industrier AB (B Shares)	148,444	2,209,894
Nolato AB (B Shares)	20,793	274,561
Nordic Entertainment Group AB (B Shares) (a)	8,230	476,090
Peab AB	21,745	272,699
PowerCell Sweden AB (a)	5,710	127,524
Saab AB (B Shares)	8,915	247,893
Samhallsbyggnadsbolaget I Norden AB (B Shares)	108,493	727,666
Sandvik AB	115,308	2,924,063
Sectra AB (B Shares)	14,757	360,162
Securitas AB (B Shares)	34,090	563,668
Sinch AB (a)(b)	59,461	1,127,530
Skandinaviska Enskilda Banken AB (A Shares)	168,606	2,635,696
Skanska AB (B Shares)	42,503	1,078,907
SKF AB (B Shares)	39,679	919,437
SSAB Svenskt Stal AB (B Shares) (a)	68,390	340,994
Stillfront Group AB (a)	31,623	141,103
Svenska Cellulosa AB SCA (B Shares)	62,398	972,880
Svenska Handelsbanken AB (A Shares)	161,447	1,850,560
Sweco AB (B Shares)	21,660	344,774
Swedbank AB (A Shares)	97,469	2,113,720
Swedish Match Co. AB	166,850	1,468,389
Swedish Orphan Biovitrum AB (a)	21,011	570,047
Tele2 AB (B Shares)	51,941	732,726
Telia Co. AB	261,187	1,027,808
Thule Group AB (b)	10,019	577,247
Trelleborg AB (B Shares)	25,797	589,204
Volvo AB (B Shares)	167,116	3,890,292
Wallenstam AB (B Shares)	22,614	396,035
Wihlborgs Fastigheter AB	13,371	316,370

TOTAL SWEDEN		80,317,411

Switzerland - 5.8%
ABB Ltd. (Reg.)	188,220	6,226,926
Adecco SA (Reg.)	17,253	868,115
Alcon, Inc. (Switzerland)	52,641	4,349,954
ams AG (a)	29,519	583,223
Baloise Holdings AG	5,131	818,180
Compagnie Financiere Richemont SA Series A	54,980	6,803,802
Credit Suisse Group AG	265,075	2,757,234
CRISPR Therapeutics AG (a)(d)	7,398	675,659
Geberit AG (Reg.)	3,779	2,950,228
Givaudan SA	835	3,929,680
Holcim Ltd.	54,396	2,715,641
Julius Baer Group Ltd.	23,499	1,699,732
Kuehne & Nagel International AG	5,333	1,679,231
Lindt & Spruengli AG	11	1,320,336
Lindt & Spruengli AG (participation certificate)	112	1,319,878
Logitech International SA (Reg.)	18,153	1,511,164
Lonza Group AG	7,845	6,431,255
Nestle SA (Reg. S)	296,530	39,114,450
Novartis AG	256,681	21,230,788
Partners Group Holding AG	2,392	4,173,460
Roche Holding AG:
(Bearer)	2,671	1,146,465
(participation certificate)	74,243	28,761,307
Schindler Holding AG (participation certificate)	4,274	1,111,912
SGS SA (Reg.)	636	1,881,048
Siemens Energy AG (a)	42,460	1,218,259
Sig Combibloc Group AG	35,544	928,585
Sika AG	14,926	5,053,582
Sonova Holding AG	5,722	2,364,168
Straumann Holding AG	1,212	2,517,720
Swatch Group AG (Bearer)	3,095	849,131
Swiss Life Holding AG	3,316	1,820,251
Swiss Prime Site AG	7,828	795,111
Swiss Re Ltd.	30,396	2,942,662
Swisscom AG	2,670	1,453,395
Temenos Group AG	7,067	1,079,423
UBS Group AG	389,857	7,087,341
VAT Group AG (b)	2,827	1,349,896
Zurich Insurance Group Ltd.	15,839	7,020,174

TOTAL SWITZERLAND		180,539,366

Taiwan - 3.9%
Accton Technology Corp.	52,000	454,732
Acer, Inc.	331,000	309,068
Advanced Ceramic X Corp.	5,000	61,591
Advanced Wireless Semiconductor Co.	15,000	85,922
Advantech Co. Ltd.	46,696	608,750
AP Memory Technology Corp.	6,000	115,927
ASE Technology Holding Co. Ltd.	360,000	1,286,039
Asia Cement Corp.	241,000	383,419
ASMedia Technology, Inc.	3,000	175,076
ASPEED Tech, Inc.	3,000	298,438
ASUSTeK Computer, Inc.	75,000	950,799
AU Optronics Corp.	940,000	645,143
Capital Securities Corp.	214,000	116,434
Catcher Technology Co. Ltd.	78,000	450,997
Cathay Financial Holding Co. Ltd.	901,716	1,881,476
Chang Hwa Commercial Bank	615,393	362,451
Cheng Loong Corp.	111,000	135,536
Cheng Shin Rubber Industry Co. Ltd.	208,000	254,724
Chicony Electronics Co. Ltd.	66,000	188,199
China Airlines Ltd. (a)	287,000	177,281
China Development Finance Holding Corp.	1,547,000	788,917
China Life Insurance Co. Ltd.	272,107	283,394
China Petrochemical Development Corp. (a)	328,300	142,662
China Steel Corp.	1,315,000	1,586,784
Chipbond Technology Corp.	70,000	161,645
Chroma ATE, Inc.	44,000	286,012
Chunghwa Telecom Co. Ltd.	399,000	1,581,258
Compal Electronics, Inc.	429,000	376,694
Compeq Manufacturing Co. Ltd.	128,000	185,484
CTBC Financial Holding Co. Ltd.	2,066,000	1,721,358
Delta Electronics, Inc.	202,000	1,777,339
E Ink Holdings, Inc.	95,000	313,539
E.SUN Financial Holdings Co. Ltd.	1,401,608	1,336,423
ECLAT Textile Co. Ltd.	22,000	479,583
Elan Microelectronics Corp.	28,000	167,930
Elite Material Co. Ltd.	29,000	250,476
eMemory Technology, Inc.	6,000	495,601
ENNOSTAR, Inc. (a)	71,500	187,448
Eternal Materials Co. Ltd.	98,000	129,517
EVA Airways Corp.	253,619	171,690
Evergreen Marine Corp. (Taiwan)	278,643	995,690
Far Eastern New Century Corp.	387,000	404,442
Far EasTone Telecommunications Co. Ltd.	159,000	349,463
Feng Hsin Iron & Steel Co.	56,000	157,472
Feng Tay Enterprise Co. Ltd.	55,480	430,371
First Financial Holding Co. Ltd.	1,083,703	891,248
FLEXium Interconnect, Inc.	33,000	113,891
Formosa Chemicals & Fibre Corp.	425,000	1,228,677
Formosa Petrochemical Corp.	179,000	642,844
Formosa Plastics Corp.	452,000	1,745,017
Formosa Taffeta Co. Ltd.	90,000	96,965
Foxconn Technology Co. Ltd.	115,000	284,144
Fubon Financial Holding Co. Ltd.	826,314	2,184,116
Genius Electronic Optical Co. Ltd.	11,000	168,881
Giant Manufacturing Co. Ltd.	35,000	405,369
Gigabyte Technology Co. Ltd.	53,000	214,132
Global Unichip Corp.	9,000	193,284
GlobalWafers Co. Ltd.	22,000	600,467
Great Wall Enterprise Co. Ltd.	70,740	136,424
HannStar Display Corp.	250,000	126,594
Highwealth Construction Corp.	99,200	160,138
HIWIN Technologies Corp.	29,210	324,148
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,314,800	5,052,383
Hota Industrial Manufacturing Co. Ltd.	23,000	77,396
Hotai Motor Co. Ltd.	37,000	813,216
Hua Nan Financial Holdings Co. Ltd.	1,033,878	755,590
IBF Financial Holdings Co. Ltd.	263,070	150,218
Innolux Corp.	1,081,000	648,328
International Games Systems Co. Ltd.	6,000	153,852
Inventec Corp.	332,000	316,560
ITEQ Corp.	23,000	106,141
King Yuan Electronics Co. Ltd.	112,000	159,885
King's Town Bank	98,000	146,059
Kinsus Interconnect Technology Corp.	26,000	227,833
Largan Precision Co. Ltd.	10,000	743,401
Lien Hwa Industrial Corp.	98,874	198,139
Lite-On Technology Corp.	231,000	508,540
Lotes Co. Ltd.	7,135	148,107
Macronix International Co. Ltd.	206,340	290,484
Makalot Industrial Co. Ltd.	22,459	195,594
MediaTek, Inc.	167,000	5,475,705
Mega Financial Holding Co. Ltd.	1,127,000	1,351,833
Merida Industry Co. Ltd.	21,000	217,957
Merry Electronics Co. Ltd.	26,406	77,952
Micro-Star International Co. Ltd.	72,000	362,004
MiTAC Holdings Corp.	82,000	84,665
momo.com, Inc.	6,200	398,563
Nan Ya Plastics Corp.	588,000	1,797,048
Nan Ya Printed Circuit Board Corp.	23,000	405,154
Nanya Technology Corp.	122,000	291,363
Nien Made Enterprise Co. Ltd.	19,000	260,657
Novatek Microelectronics Corp.	60,000	895,313
Oneness Biotech Co. Ltd. (a)	26,000	244,640
Pegatron Corp.	220,000	537,260
Phison Electronics Corp.	17,000	238,409
PixArt Imaging, Inc.	15,000	84,845
Pou Chen Corp.	253,000	309,833
Powertech Technology, Inc.	79,000	276,337
Poya International Co. Ltd.	7,150	127,619
President Chain Store Corp.	59,000	595,403
Primax Electronics Ltd.	46,000	85,078
Qisda Corp.	180,000	200,395
Quanta Computer, Inc.	295,000	826,360
Radiant Opto-Electronics Corp.	48,000	167,729
Realtek Semiconductor Corp.	50,000	896,032
RichWave Technology Corp.	7,000	72,401
Ruentex Development Co. Ltd.	150,080	382,139
Ruentex Industries Ltd.	57,580	224,365
Shin Kong Financial Holding Co. Ltd.	1,437,432	506,418
Simplo Technology Co. Ltd.	19,000	204,022
SINBON Electronics Co. Ltd.	21,000	173,460
Sino-American Silicon Products, Inc.	57,000	387,915
Sinopac Holdings Co.	1,178,180	598,716
Standard Foods Corp.	38,000	70,691
Synnex Technology International Corp.	145,000	280,158
Ta Chen Stainless Pipe Co. Ltd.	200,633	318,116
Taichung Commercial Bank Co. Ltd.	315,694	135,484
Taishin Financial Holdings Co. Ltd.	1,138,526	746,206
Taiwan Business Bank	598,165	203,219
Taiwan Cement Corp.	535,859	928,540
Taiwan Cooperative Financial Holding Co. Ltd.	1,021,556	829,131
Taiwan Fertilizer Co. Ltd.	75,000	182,887
Taiwan High Speed Rail Corp.	216,000	225,347
Taiwan Mobile Co. Ltd.	172,000	605,969
Taiwan Semiconductor Manufacturing Co. Ltd.	1,994,000	42,257,829
Taiwan Surface Mounting Technology Co. Ltd.	26,000	104,579
Taiwan Union Technology Corp.	25,000	85,743
TECO Electric & Machinery Co. Ltd.	129,000	139,679
The Shanghai Commercial & Savings Bank Ltd.	448,000	707,919
Tong Hsing Electronics Industries Ltd.	18,000	170,659
Tripod Technology Corp.	47,000	198,330
Tung Ho Steel Enterprise Corp.	90,000	130,580
TXC Corp.	27,000	99,389
Uni-President Enterprises Corp.	503,000	1,203,081
Unimicron Technology Corp.	137,000	934,818
United Integrated Services Co.	19,000	125,211
United Microelectronics Corp.	1,216,000	2,521,077
United Renewable Energy Co. Ltd. (a)	172,004	147,635
Vanguard International Semiconductor Corp.	98,000	508,565
Voltronic Power Technology Corp.	7,250	423,101
Walsin Lihwa Corp.	251,000	233,918
Walsin Technology Corp.	39,000	211,492
Wan Hai Lines Ltd.	14,500	83,318
Win Semiconductors Corp.	40,000	513,557
Winbond Electronics Corp.	306,000	289,021
Wistron Corp.	312,000	327,183
Wiwynn Corp.	9,000	287,341
WPG Holding Co. Ltd.	154,040	287,114
XinTec, Inc.	16,000	77,572
Yageo Corp.	42,000	654,624
Yang Ming Marine Transport Corp. (a)	177,000	613,414
YFY, Inc.	140,000	160,891
Yuanta Financial Holding Co. Ltd.	1,288,160	1,142,667

TOTAL TAIWAN		121,834,904

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	34,600	197,089
Advanced Information Service PCL NVDR	84,000	478,481
Airports of Thailand PCL:
(depositary receipt)	103,800	201,781
(For. Reg.)	351,900	684,073
Asset World Corp. PCL NVDR (a)	943,300	129,640
B. Grimm Power PCL:
unit	80,200	102,728
(For. Reg.)	30,800	39,451
Bangkok Bank PCL:
(For. Reg.)	11,400	42,089
NVDR	51,900	191,614
Bangkok Chain Hospital PCL unit	155,500	95,137
Bangkok Commercial Asset Management PCL	98,700	56,519
Bangkok Commercial Asset Management PCL unit	143,300	82,058
Bangkok Dusit Medical Services PCL:
unit	262,600	185,989
(For. Reg.)	172,600	122,245
Bangkok Expressway and Metro PCL	573,400	155,533
Bangkok Expressway and Metro PCL NVDR	249,400	67,649
Banpu PCL NVDR	315,500	108,400
BCPG PCL NVDR	101,000	39,876
Berli Jucker PCL:
unit	63,700	64,794
(For. Reg)	39,000	39,670
BTS Group Holdings PCL:
unit	595,500	171,399
warrants 11/7/24 (a)	57,780	578
warrants 11/7/24 (a)	10,370	104
warrants 11/20/26 (a)	115,560	562
warrants 11/20/26 (a)	20,740	101
(For. Reg.)	313,800	90,319
Bumrungrad Hospital PCL:
NVDR	17,400	76,302
(For. Reg.)	26,700	117,084
Carabao Group PCL	16,700	62,411
Carabao Group PCL NVDR	26,600	99,409
Central Pattana PCL:
unit	60,100	107,321
(For. Reg.)	91,900	164,107
Central Retail Corp. PCL	237,408	248,642
Central Retail Corp. PCL NVDR	60,500	63,363
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	191,163
(NVDR)	124,800	94,973
Com7 PCL unit	41,800	90,390
CP ALL PCL:
unit	231,000	445,570
(For. Reg.)	239,400	461,772
Delta Electronics PCL:
(For. Reg.)	36,700	460,133
NVDR	3,600	45,136
Electricity Generating PCL NVDR	27,700	149,019
Energy Absolute PCL:
unit	35,400	69,882
(For. Reg.)	163,700	323,157
Global Power Synergy Public Co. Ltd.	44,294	104,127
Global Power Synergy Public Co. Ltd. unit	36,800	86,510
Gulf Energy Development PCL:
unit	219,700	286,378
(For. Reg.)	398,000	518,791
Hana Microelectronics PCL NVDR	70,400	169,741
Home Product Center PCL:
unit	299,300	131,699
(For. Reg.)	164,700	72,472
Indorama Ventures PCL:
unit	225,600	285,570
(For. Reg.)	178,000	225,316
Intouch Holdings PCL:
(For. Reg.)	45,100	102,284
NVDR	59,900	135,849
IRPC PCL:
(For. Reg.)	672,700	87,179
NVDR	474,800	61,532
JMT Network Services PCL unit	57,600	84,629
Kasikornbank PCL:
NVDR	51,800	220,127
(For. Reg.)	72,300	307,242
KCE Electronics PCL NVDR	61,100	160,208
Kerry Express Thailand PCL NVDR	46,790	53,587
Kiatnakin Bank PCL (For. Reg.)	51,800	93,671
Krung Thai Bank PCL:
(For. Reg.)	210,200	72,854
NVDR	189,700	65,749
Krungthai Card PCL:
(For. Reg.)	62,400	108,608
NVDR	15,400	26,804
Land & House PCL:
NVDR	248,400	63,260
(For. Reg.)	205,900	52,437
Minor International PCL:
unit (a)	52,448	51,768
warrants 2/15/24 (a)	10,300	1,254
warrants 2/15/24 (a)	1,584	193
(For. Reg.) (a)	233,456	230,431
MK Restaurants Group PCL unit	36,000	59,403
Muangthai Leasing PCL	29,100	53,061
Muangthai Leasing PCL unit	52,900	96,457
Osotspa PCL	72,200	71,264
Osotspa PCL unit	94,600	93,374
PTT Exploration and Production PCL:
(For. Reg.)	110,900	392,729
NVDR	47,600	168,565
PTT Global Chemical PCL:
(For. Reg.)	63,600	120,280
NVDR	152,300	288,030
PTT PCL:
(For. Reg.)	454,800	520,868
NVDR	452,400	518,119
Ratchaburi Electric Generating Holding PCL unit	43,900	60,200
SCG Packaging PCL NVDR	132,000	255,606
Siam Cement PCL:
(For. Reg.)	7,000	83,333
NVDR	25,400	302,381
Siam Commercial Bank PCL:
(For. Reg.)	11,600	44,051
(NVDR)	153,900	584,430
Siam Global House PCL unit	175,345	107,807
Sri Trang Agro-Industry PCL NVDR	89,000	87,176
Sri Trang Gloves Thailand PCL NVDR	136,100	125,107
Srisawad Corp. PCL:
unit	47,300	91,236
warrants 8/29/25 (a)	2,460	830
(For. Reg.)	26,600	51,308
Star Petroleum Refining PCL unit (a)	236,700	74,905
Thai Beverage PCL	900,100	473,913
Thai Oil PCL:
(For. Reg.)	71,500	120,136
NVDR	9,800	16,466
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	54,423
NVDR	139,900	88,123
Thanachart Capital PCL:
(For. Reg.)	28,000	29,747
NVDR	25,100	26,666
TISCO Financial Group PCL	8,600	23,910
TISCO Financial Group PCL NVDR	38,300	106,485
TMBThanachart Bank PCL:
unit	2,497,100	87,301
(For. Reg.)	2,626,425	91,822
TOA Paint Thailand PCL NVDR	68,700	68,327
Total Access Communication PCL:
(For. Reg.)	43,200	49,801
NVDR	43,200	49,801
True Corp. PCL:
unit	824,100	100,839
(For. Reg.)	923,800	113,039
TTW PCL unit	204,600	72,146
VGI PCL	148,200	29,703
VGI PCL unit	387,800	77,724
WHA Corp. PCL	369,000	37,590
WHA Corp. PCL unit	475,500	48,439

TOTAL THAILAND		16,494,904

Turkey - 0.1%
AG Anadolu Grubu Holding A/S	6,729	19,220
Akbank TAS	344,409	209,927
Aksa Akrilik Kimya Sanayii	12,254	29,877
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	63,291
Arcelik A/S	22,023	77,152
Aselsan A/S	60,631	103,616
Bera Holding A/S (a)	27,212	27,229
Bim Birlesik Magazalar A/S JSC	49,079	317,273
Coca-Cola Icecek Sanayi A/S	6,801	60,200
Dogan Sirketler Grubu Holding A/S	75,022	20,757
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	35,589
Enerjisa Enerji A/S (b)	38,015	46,501
Enka Insaat ve Sanayi A/S	168,344	192,613
Eregli Demir ve Celik Fabrikalari T.A.S.	149,130	305,426
Ford Otomotiv Sanayi A/S	8,189	158,090
Haci Omer Sabanci Holding A/S	153,178	177,173
Hektas Ticaret A/S (a)	31,135	28,693
Is Yatirim Menkul Degerler A/S	10,546	17,551
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	61,395	47,640
Koc Holding A/S	118,092	289,641
KOZA, Inc. (a)	11,835	20,743
Koza Altin Isletmeleri A/S (a)	5,167	57,668
Logo Yazilim Sanayi Ve Ticar	5,820	25,728
Migros Turk Ticaret A/S (a)	6,506	23,821
MLP Saglik Hizmetleri A/S (a)(b)	6,537	18,440
Nuh Cimento Sanayi A/S	4,829	21,890
Otokar Otomotiv ve Savunma Sanayi A.S.	562	19,700
Oyak Cimento Fabrikalari A/S (a)	44,738	32,016
Pegasus Hava Tasimaciligi A/S (a)	2,534	20,994
Petkim Petrokimya Holding A/S	147,466	100,162
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	20,490	39,386
Sok Marketler Ticaret A/S	43,806	50,577
TAV Havalimanlari Holding A/S (a)	23,832	65,889
Tekfen Holding A/S	14,772	23,247
Tofas Turk Otomobil Fabrikasi A/S	14,762	90,286
Turk Hava Yollari AO (a)	79,438	123,693
Turk Sise ve Cam Fabrikalari A/S	161,647	145,607
Turk Traktor ve Ziraat Makinalari A/S	1,037	17,787
Turkcell Iletisim Hizmet A/S	134,388	213,729
Turkiye Garanti Bankasi A/S	232,995	238,714
Turkiye Halk Bankasi A/S (a)	46,792	21,561
Turkiye Is Bankasi A/S Series C	192,723	112,859
Turkiye Petrol Rafinerileri A/S (a)	13,284	193,167
Turkiye Sinai Kalkinma Bankasi A/S	50,147	6,729
Turkiye Vakiflar Bankasi TAO (a)	75,722	27,094
Ulker Biskuvi Sanayi A/S	11,675	24,506
Yapi ve Kredi Bankasi A/S	225,793	64,116

TOTAL TURKEY		4,027,568

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	296,346	669,636
Abu Dhabi National Oil Co. for Distribution PJSC	301,271	351,045
Aldar Properties PJSC (a)	405,342	445,825
Dubai Islamic Bank Pakistan Ltd. (a)	185,863	258,568
Emaar Properties PJSC (a)	369,846	403,763
Emirates NBD Bank PJSC	260,090	987,778
Emirates Telecommunications Corp.	182,905	1,274,755
First Abu Dhabi Bank PJSC	458,970	2,226,657

TOTAL UNITED ARAB EMIRATES		6,618,027

United Kingdom - 8.6%
3i Group PLC	103,121	1,924,962
Abrdn PLC	231,395	804,356
Admiral Group PLC	28,517	1,120,073
Anglo American PLC (United Kingdom)	143,619	5,463,698
Antofagasta PLC	36,177	705,766
Ashtead Group PLC	47,354	3,968,739
Associated British Foods PLC	37,646	921,185
AstraZeneca PLC (United Kingdom)	163,209	20,417,665
Atlassian Corp. PLC (a)	14,248	6,527,436
Auto Trader Group PLC (b)	102,350	848,526
Avast PLC (b)	68,407	523,889
Aveva Group PLC	13,040	634,957
Aviva PLC	415,148	2,242,491
BAE Systems PLC	339,004	2,556,145
Barclays PLC	1,677,220	4,628,247
Barratt Developments PLC	107,814	978,249
Bellway PLC	13,268	601,572
Berkeley Group Holdings PLC	11,653	694,523
BHP Group PLC	222,540	5,877,628
BP PLC	2,138,745	10,246,517
British American Tobacco PLC (United Kingdom)	240,755	8,374,519
British Land Co. PLC	99,595	673,735
BT Group PLC (a)	929,624	1,767,137
Bunzl PLC	35,144	1,299,563
Burberry Group PLC	43,095	1,137,679
Centrica PLC (a)	616,580	508,993
Compass Group PLC (a)	187,975	3,988,948
ConvaTec Group PLC (b)	162,411	475,208
Croda International PLC	15,125	1,957,742
Dechra Pharmaceuticals PLC	11,501	805,872
Derwent London PLC	11,532	533,751
Diageo PLC	245,518	12,214,935
Diploma PLC	12,800	526,224
Direct Line Insurance Group PLC	145,373	581,730
DS Smith PLC	147,998	776,549
Electrocomponents PLC	50,199	772,873
Evraz PLC	52,301	444,920
Games Workshop Group PLC	3,545	467,928
Genus PLC	7,038	532,642
GlaxoSmithKline PLC	528,455	10,971,164
Halma PLC	40,043	1,623,201
Hargreaves Lansdown PLC	37,353	785,706
Hikma Pharmaceuticals PLC	19,119	629,799
HomeServe PLC	31,107	363,986
Howden Joinery Group PLC	62,667	788,847
HSBC Holdings PLC (United Kingdom)	2,185,159	13,165,955
IG Group Holdings PLC	45,379	492,791
IMI PLC	29,893	668,470
Imperial Brands PLC	100,149	2,113,448
Informa PLC (a)	157,736	1,121,227
InterContinental Hotel Group PLC (a)	19,716	1,381,048
Intermediate Capital Group PLC	31,193	935,320
Intertek Group PLC	16,897	1,131,939
ITV PLC (a)	387,597	571,025
J Sainsbury PLC	184,097	754,326
JD Sports Fashion PLC	51,773	770,891
Johnson Matthey PLC	21,050	787,322
Kingfisher PLC	220,202	1,010,637
Land Securities Group PLC	79,579	748,197
Legal & General Group PLC	629,768	2,489,940
Lloyds Banking Group PLC	7,471,043	5,113,037
London Stock Exchange Group PLC	34,120	3,321,368
M&G PLC	270,725	740,260
Meggitt PLC (a)	82,822	850,095
Melrose Industries PLC	465,004	1,004,210
Mondi PLC	50,706	1,266,435
National Grid PLC	408,446	5,229,563
NatWest Group PLC	557,025	1,685,482
Network International Holdings PLC (a)(b)	31,979	141,448
Next PLC	13,988	1,524,953
Ocado Group PLC (a)	68,054	1,679,229
Pearson PLC	78,765	648,127
Pennon Group PLC	30,031	479,213
Persimmon PLC	33,273	1,239,028
Phoenix Group Holdings PLC	89,825	807,158
Prudential PLC (a)	275,585	5,636,534
Quilter PLC (b)	177,258	377,465
Reckitt Benckiser Group PLC	77,610	6,300,596
RELX PLC (London Stock Exchange)	208,710	6,466,665
Rentokil Initial PLC	196,796	1,584,709
Rightmove PLC	93,295	882,772
Rio Tinto PLC	112,517	7,015,599
Rolls-Royce Holdings PLC (a)	880,659	1,589,449
Rotork PLC	93,993	455,622
Royal Dutch Shell PLC:
Class A (United Kingdom)	417,384	9,561,800
Class B (United Kingdom)	404,353	9,279,383
Royal Mail PLC	83,752	481,972
Sage Group PLC	117,187	1,139,955
Schroders PLC	12,777	632,992
Segro PLC	127,257	2,250,987
Severn Trent PLC	26,559	995,190
Smith & Nephew PLC	93,140	1,608,535
Smiths Group PLC	41,988	778,907
Spectris PLC	12,848	661,829
Spirax-Sarco Engineering PLC	7,838	1,673,901
SSE PLC	110,532	2,489,135
St. James's Place Capital PLC	56,682	1,225,252
Standard Chartered PLC (United Kingdom)	270,974	1,835,294
Tate & Lyle PLC	49,870	442,394
Taylor Wimpey PLC	381,707	807,346
Tesco PLC	813,271	3,002,813
The Weir Group PLC	27,443	651,616
Travis Perkins PLC	23,693	500,319
Tritax Big Box REIT PLC	185,448	571,038
Unilever PLC	276,961	14,829,012
Unite Group PLC	42,500	633,108
United Utilities Group PLC	71,595	1,017,536
Vodafone Group PLC	2,821,943	4,159,128
Whitbread PLC (a)	21,461	960,414
Wickes Group PLC	22,475	65,946

TOTAL UNITED KINGDOM		271,127,630

United States of America - 0.2%
Coca-Cola European Partners PLC	21,341	1,123,604
Farfetch Ltd. Class A (a)	32,887	1,289,499
Fiverr International Ltd. (a)(d)	3,281	558,918
Jackson Financial, Inc. (a)	6,641	179,772
Kolon TissueGene, Inc. unit (a)(c)	911	6,213
Li Auto, Inc. ADR (a)	28,593	932,990
Stratasys Ltd. (a)	7,106	224,123
Tilray, Inc. Class 2 (a)(d)	17,452	179,756
Yum China Holdings, Inc.	44,287	2,527,902

TOTAL UNITED STATES OF AMERICA		7,022,777

TOTAL COMMON STOCKS
(Cost $2,543,901,770)		2,989,450,379

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.3%
Alpargatas SA (PN)	19,900	136,209
Azul SA (a)	31,100	137,045
Banco Bradesco SA (PN)	501,354	1,767,771
Banco Inter SA (b)	19,409	42,059
Bradespar SA (PN)	27,510	237,187
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,729	142,278
Companhia Energetica de Minas Gerais (CEMIG) (PN)	118,734	270,969
Gerdau SA	120,000	571,955
Itau Unibanco Holding SA	508,450	2,099,998
Itausa-Investimentos Itau SA (PN)	469,800	853,228
Lojas Americanas SA (PN)	87,690	75,046
Metalurgica Gerdau SA (PN)	72,100	159,816
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	512,600	2,474,990

TOTAL BRAZIL		8,968,551

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	15,118	821,037
Colombia - 0.0%
Bancolombia SA (PN)	47,075	422,530
Grupo Aval Acciones y Valores SA	483,108	147,534

TOTAL COLOMBIA		570,064

Germany - 0.3%
Henkel AG & Co. KGaA	18,113	1,620,231
Porsche Automobil Holding SE (Germany)	16,130	1,678,754
Sartorius AG (non-vtg.)	2,606	1,688,225
Volkswagen AG	19,332	4,331,449

TOTAL GERMANY		9,318,659

Korea (South) - 0.2%
Hyundai Motor Co.	3,323	276,646
Hyundai Motor Co. Series 2	4,633	387,253
LG Chemical Ltd.	920	300,651
LG Electronics, Inc.	2,911	159,391
LG Household & Health Care Ltd.	216	110,330
Samsung Electronics Co. Ltd.	85,946	4,697,333
Samsung SDI Co. Ltd.	573	184,790

TOTAL KOREA (SOUTH)		6,116,394

Russia - 0.1%
AK Transneft OAO	168	360,419
Sberbank of Russia (Russia)	109,390	495,111
Surgutneftegas OJSC	755,200	411,378

TOTAL RUSSIA		1,266,908

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $27,974,049)		27,061,613

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.06% (f)	107,431,934	107,453,421
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	7,583,395	7,584,153
TOTAL MONEY MARKET FUNDS
(Cost $115,037,384)		115,037,574
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,686,913,203)		3,131,549,566
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,546,640
NET ASSETS - 100%		$3,139,096,206

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	652	Dec. 2021	$76,270,960	$513,976	$513,976
ICE MSCI Emerging Markets Index Contracts (United States)	556	Dec. 2021	35,083,600	(259,324)	(259,324)
TME S&P/TSX 60 Index Contracts (Canada)	43	Dec. 2021	8,759,131	219,517	219,517
TOTAL FUTURES CONTRACTS					$474,169

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,729,981 or 2.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$29,217,784	$840,583,716	$762,347,643	$50,302	$(436)	$--	$107,453,421	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	2,773,617	70,454,036	65,643,500	253,144	--	--	7,584,153	0.0%
Total	$31,991,401	$911,037,752	$827,991,143	$303,446	$(436)	$--	$115,037,574

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$199,791,883	$91,430,831	$108,361,052	$--
Consumer Discretionary	386,240,018	204,920,914	181,319,104	--
Consumer Staples	241,010,121	95,135,236	145,874,885	--
Energy	142,606,979	79,414,774	63,192,195	10
Financials	570,427,727	385,528,110	184,899,617	--
Health Care	277,740,153	91,586,154	186,101,243	52,756
Industrials	396,142,600	201,998,617	194,143,983	--
Information Technology	392,214,660	127,705,196	264,111,708	397,756
Materials	238,454,826	139,097,569	99,357,257	--
Real Estate	83,302,347	58,506,108	24,796,239	--
Utilities	88,580,678	57,778,791	30,801,887	--
Money Market Funds	115,037,574	115,037,574	--	--
Total Investments in Securities:	$3,131,549,566	$1,648,139,874	$1,482,959,170	$450,522
Derivative Instruments:
Assets
Futures Contracts	$733,493	$733,493	$--	$--
Total Assets	$733,493	$733,493	$--	$--
Liabilities
Futures Contracts	$(259,324)	$(259,324)	$--	$--
Total Liabilities	$(259,324)	$(259,324)	$--	$--
Total Derivative Instruments:	$474,169	$474,169	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$733,493	$(259,324)
Total Equity Risk	733,493	(259,324)
Total Value of Derivatives	$733,493	$(259,324)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021
Assets
Investment in securities, at value (including securities loaned of $7,058,243) — See accompanying schedule: Unaffiliated issuers (cost $2,571,875,819)	$3,016,511,992
Fidelity Central Funds (cost $115,037,384)	115,037,574
Total Investment in Securities (cost $2,686,913,203)		$3,131,549,566
Segregated cash with brokers for derivative instruments		6,212,206
Foreign currency held at value (cost $1,577,124)		1,572,775
Receivable for investments sold		1,201,234
Receivable for fund shares sold		4,382,439
Dividends receivable		5,476,096
Reclaims receivable		2,754,842
Interest receivable		1,069
Distributions receivable from Fidelity Central Funds		8,404
Other receivables		68,476
Total assets		3,153,227,107
Liabilities
Payable for investments purchased on a delayed delivery basis	$14,849
Payable for fund shares redeemed	2,189,109
Payable for daily variation margin on futures contracts	976,711
Other payables and accrued expenses	3,365,982
Collateral on securities loaned	7,584,250
Total liabilities		14,130,901
Net Assets		$3,139,096,206
Net Assets consist of:
Paid in capital		$2,655,493,521
Total accumulated earnings (loss)		483,602,685
Net Assets		$3,139,096,206
Net Asset Value, offering price and redemption price per share ($3,139,096,206 ÷ 253,112,636 shares)		$12.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2021
Investment Income
Dividends		$67,948,736
Non-Cash dividends		5,797,943
Interest		2,729
Income from Fidelity Central Funds (including $253,144 from security lending)		303,446
Income before foreign taxes withheld		74,052,854
Less foreign taxes withheld		(8,758,424)
Total income		65,294,430
Expenses
Independent trustees' fees and expenses	$9,384
Total expenses		9,384
Net investment income (loss)		65,285,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $537,016)	(6,161,923)
Fidelity Central Funds	(436)
Foreign currency transactions	(169,099)
Futures contracts	14,013,424
Total net realized gain (loss)		7,681,966
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,217,074)	462,754,726
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(132,670)
Futures contracts	1,287,886
Total change in net unrealized appreciation (depreciation)		463,909,943
Net gain (loss)		471,591,909
Net increase (decrease) in net assets resulting from operations		$536,876,955

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2021	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,285,046	$35,248,900
Net realized gain (loss)	7,681,966	(16,721,752)
Change in net unrealized appreciation (depreciation)	463,909,943	(68,510,767)
Net increase (decrease) in net assets resulting from operations	536,876,955	(49,983,619)
Distributions to shareholders	(32,771,369)	(32,813,228)
Share transactions
Proceeds from sales of shares	1,320,104,853	883,998,983
Reinvestment of distributions	30,440,745	30,381,153
Cost of shares redeemed	(366,571,959)	(441,068,830)
Net increase (decrease) in net assets resulting from share transactions	983,973,639	473,311,306
Total increase (decrease) in net assets	1,488,079,225	390,514,459
Net Assets
Beginning of period	1,651,016,981	1,260,502,522
End of period	$3,139,096,206	$1,651,016,981
Other Information
Shares
Sold	110,254,438	92,059,244
Issued in reinvestment of distributions	2,735,017	2,961,126
Redeemed	(30,579,373)	(48,663,965)
Net increase (decrease)	82,410,082	46,356,405

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO International Index Fund

Years ended October 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$10.14	$9.13	$10.00
Income from Investment Operations
Net investment income (loss)B	.30	.23	.32	.06
Net realized and unrealized gain (loss)	2.62	(.45)	.75	(.93)
Total from investment operations	2.92	(.22)	1.07	(.87)
Distributions from net investment income	(.19)	(.25)	(.06)	–
Total distributions	(.19)	(.25)	(.06)	–
Net asset value, end of period	$12.40	$9.67	$10.14	$9.13
Total ReturnC,D	30.39%	(2.34)%	11.79%	(8.70)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	-%	- %H
Net investment income (loss)	2.50%	2.39%	3.34%	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,139,096	$1,651,017	$1,260,503	$393,972
Portfolio turnover rateI	8%	8%	4%	- %J,K

 A For the period August 2, 2018 (commencement of operations) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO® Large Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2021	Past 1 year	Life of fundA
Fidelity ZERO® Large Cap Index Fund	42.81%	18.53%

 A From September 13, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® Large Cap Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Large Cap Index℠ and S&P 500 Index performed over the same period.

Period Ending Values
$17,039	Fidelity ZERO® Large Cap Index Fund
$17,029	Fidelity U.S. Large Cap Index℠
$16,766	S&P 500 Index

Fidelity ZERO® Large Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 42.91% for the 12 months ending October 31, 2021, with U.S. equities rising on the prospect of a surge in economic growth amid strong corporate earnings, widespread COVID-19 vaccination, fiscal stimulus and fresh spending programs. After the index closed 2020 at an all-time high, investors were hopeful as the new year began. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the rally resumed through August amid strong earnings. In early September, sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging energy/other commodity prices, rising bond yields, supply constraints and disruption, valuation concerns, and the fast-spreading delta variant of the coronavirus. In addition, the Fed signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The index returned -4.65% in September, its first monthly decline since January, but sharply reversed course with a 7.01% gain in October, driven by strength in earnings and notable improvement in the economy. By sector, energy gained 111% to lead by a wide margin, followed by financials (+72%), whereas the defensive utilities (+11%) and consumer staples (+19%) groups notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2021, the fund gained 42.81%, roughly in line with the 42.77% advance of the benchmark Fidelity U.S. Large Cap Index. By sector, information technology gained roughly 46% and contributed most, followed by financials, which gained 73%, and consumer discretionary, which advanced 42%. The health care sector rose 33%, communication services gained 39%, driven by the media & entertainment industry (+46%), and industrials advanced roughly 37%. Other notable contributors included the energy (+107%), consumer staples (+20%), real estate (+43%), materials (+35%), and utilities (+11%) sectors. Turning to individual stocks, the top contributor was Microsoft (+65%), from the software & services industry. In media & entertainment, Alphabet (+83%) was helpful, and Apple (+39%) from the technology hardware & equipment category also contributed. Tesla, within the automobiles & components group, rose about 188% and Nvidia, within the semiconductors & semiconductor equipment segment, gained about 105% and boosted the fund. Conversely, the biggest individual detractor was Zoom Video Communications (-34%), from the software & services industry. In media & entertainment, Pinterest (-48%) and Zillow (-43%) hurt. Uber Technologies, within the transportation segment, returned -25% and hindered the fund. Another detractor was Teladoc Health (-49%), a stock in the health care equipment & services category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® Large Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Microsoft Corp.	6.1
Apple, Inc.	5.8
Amazon.com, Inc.	3.6
Tesla, Inc.	2.2
Alphabet, Inc. Class A	2.2
Alphabet, Inc. Class C	2.1
Meta Platforms, Inc. Class A	1.9
NVIDIA Corp.	1.6
Berkshire Hathaway, Inc. Class B	1.3
JPMorgan Chase & Co.	1.3
28.1

Top Market Sectors as of October 31, 2021

% of fund's net assets
Information Technology	29.4
Health Care	13.2
Consumer Discretionary	12.5
Financials	11.1
Communication Services	10.8
Industrials	7.7
Consumer Staples	5.4
Energy	2.6
Real Estate	2.5
Materials	2.3

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.4%

Fidelity ZERO® Large Cap Index Fund

Schedule of Investments October 31, 2021

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	897,838	$22,679,388
Verizon Communications, Inc.	520,609	27,587,071
		50,266,459
Entertainment - 1.9%
Activision Blizzard, Inc.	97,796	7,646,669
Electronic Arts, Inc.	35,786	5,018,987
Netflix, Inc. (a)	55,656	38,419,893
Roku, Inc. Class A (a)	14,638	4,463,126
Take-Two Interactive Software, Inc. (a)	14,652	2,652,012
The Walt Disney Co. (a)	228,500	38,632,495
		96,833,182
Interactive Media & Services - 6.6%
Alphabet, Inc.:
Class A (a)	37,860	112,100,431
Class C (a)	35,430	105,064,476
IAC (a)	10,459	1,593,638
Match Group, Inc. (a)	34,809	5,248,501
Meta Platforms, Inc. Class A (a)	299,760	96,993,343
Pinterest, Inc. Class A (a)	69,813	3,116,452
Snap, Inc. Class A (a)	131,711	6,925,364
Twitter, Inc. (a)	100,347	5,372,578
Vimeo, Inc. (a)	19,510	658,072
Zillow Group, Inc.:
Class A (a)(b)	5,005	529,129
Class C (a)(b)	20,907	2,166,592
		339,768,576
Media - 1.1%
Charter Communications, Inc. Class A (a)	15,949	10,763,821
Comcast Corp. Class A	575,962	29,621,726
Discovery Communications, Inc.:
Class A (a)	20,854	488,818
Class C (non-vtg.) (a)	38,468	867,838
Fox Corp.:
Class A	41,015	1,629,936
Class B	18,271	675,296
Liberty Broadband Corp.:
Class A (a)	3,079	495,011
Class C (a)	18,270	2,967,962
Liberty Media Corp.:
Liberty Braves Class A (a)	1,356	41,453
Liberty Braves Class C (a)	4,976	147,887
Liberty Formula One Group Series C (a)	25,331	1,413,470
Liberty Media Class A (a)	3,149	164,220
Liberty SiriusXM Series A (a)	10,017	498,646
Liberty SiriusXM Series C (a)	19,929	982,898
Omnicom Group, Inc.	26,973	1,836,322
ViacomCBS, Inc.:
Class A (b)	3,481	135,515
Class B	73,686	2,668,907
		55,399,726
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	73,756	8,484,153

TOTAL COMMUNICATION SERVICES		550,752,096

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.1%
Aptiv PLC (a)	34,015	5,880,853
Automobiles - 2.6%
Ford Motor Co.	493,427	8,427,733
General Motors Co. (a)	182,552	9,936,305
Tesla, Inc. (a)	102,036	113,668,104
		132,032,142
Distributors - 0.1%
Genuine Parts Co.	18,008	2,361,029
Pool Corp.	5,042	2,597,437
		4,958,466
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	17,893	1,063,560
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A	42,321	7,222,502
Booking Holdings, Inc. (a)	5,163	12,498,487
Caesars Entertainment, Inc. (a)	26,838	2,937,687
Carnival Corp. (a)	100,417	2,225,241
Chipotle Mexican Grill, Inc. (a)	3,533	6,285,313
Darden Restaurants, Inc.	16,387	2,362,022
Domino's Pizza, Inc.	4,635	2,266,376
DraftKings, Inc. Class A (a)(b)	41,620	1,939,076
Expedia, Inc. (a)	18,270	3,003,771
Hilton Worldwide Holdings, Inc. (a)	35,043	5,044,440
Las Vegas Sands Corp. (a)	43,306	1,680,706
Marriott International, Inc. Class A (a)	34,398	5,504,368
McDonald's Corp.	93,908	23,059,109
MGM Resorts International	50,294	2,371,865
Penn National Gaming, Inc. (a)	19,664	1,407,942
Royal Caribbean Cruises Ltd. (a)	28,184	2,379,575
Starbucks Corp.	148,268	15,726,787
Yum! Brands, Inc.	37,177	4,644,894
		102,560,161
Household Durables - 0.3%
D.R. Horton, Inc.	40,986	3,658,820
Garmin Ltd.	19,105	2,743,478
Lennar Corp.:
Class A	33,610	3,358,647
Class B	3,043	249,769
NVR, Inc. (a)	423	2,070,500
PulteGroup, Inc.	32,722	1,573,274
		13,654,488
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	54,768	184,701,246
eBay, Inc.	81,744	6,271,400
Etsy, Inc. (a)	15,917	3,990,233
Wayfair LLC Class A (a)(b)	9,725	2,422,498
		197,385,377
Leisure Products - 0.1%
Hasbro, Inc.	16,232	1,554,376
Peloton Interactive, Inc. Class A (a)	33,794	3,090,123
		4,644,499
Multiline Retail - 0.5%
Dollar General Corp.	29,701	6,579,366
Dollar Tree, Inc. (a)	29,167	3,143,036
Target Corp.	62,210	16,150,960
		25,873,362
Specialty Retail - 2.2%
AutoZone, Inc. (a)	2,709	4,835,132
Best Buy Co., Inc.	28,346	3,465,015
Burlington Stores, Inc. (a)	8,372	2,313,100
CarMax, Inc. (a)	20,489	2,805,354
Carvana Co. Class A (a)(b)	10,626	3,221,591
Lowe's Companies, Inc.	88,890	20,784,260
O'Reilly Automotive, Inc. (a)	8,671	5,396,137
Ross Stores, Inc.	44,907	5,083,472
The Home Depot, Inc.	133,702	49,702,381
TJX Companies, Inc.	151,714	9,935,750
Tractor Supply Co.	14,378	3,122,470
Ulta Beauty, Inc. (a)	6,886	2,529,641
		113,194,303
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	14,894	6,940,753
NIKE, Inc. Class B	160,717	26,886,347
VF Corp.	40,980	2,986,622
		36,813,722

TOTAL CONSUMER DISCRETIONARY		638,060,933

CONSUMER STAPLES - 5.4%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	23,030	1,563,507
Constellation Brands, Inc. Class A (sub. vtg.)	21,156	4,586,832
Keurig Dr. Pepper, Inc.	92,679	3,344,785
Monster Beverage Corp. (a)	47,216	4,013,360
PepsiCo, Inc.	173,794	28,085,110
The Coca-Cola Co.	488,515	27,537,591
		69,131,185
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	55,589	27,324,217
Kroger Co.	85,506	3,421,950
Sysco Corp.	64,329	4,946,900
Walgreens Boots Alliance, Inc.	90,278	4,244,872
Walmart, Inc.	179,703	26,851,222
		66,789,161
Food Products - 0.8%
Archer Daniels Midland Co.	70,335	4,518,320
Conagra Brands, Inc.	60,426	1,945,717
General Mills, Inc.	76,234	4,711,261
Hormel Foods Corp.	35,406	1,498,382
Kellogg Co.	32,164	1,971,653
McCormick & Co., Inc. (non-vtg.)	31,332	2,513,766
Mondelez International, Inc.	175,766	10,676,027
The Hershey Co.	18,285	3,206,275
The J.M. Smucker Co.	13,648	1,676,793
The Kraft Heinz Co.	84,607	3,036,545
Tyson Foods, Inc. Class A	37,071	2,964,568
		38,719,307
Household Products - 1.2%
Church & Dwight Co., Inc.	30,872	2,696,978
Colgate-Palmolive Co.	106,067	8,081,245
Kimberly-Clark Corp.	42,346	5,483,384
Procter & Gamble Co.	305,242	43,646,554
The Clorox Co.	15,443	2,517,363
		62,425,524
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	29,160	9,457,463
Tobacco - 0.6%
Altria Group, Inc.	231,886	10,228,491
Philip Morris International, Inc.	195,983	18,528,233
		28,756,724

TOTAL CONSUMER STAPLES		275,279,364

ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	104,182	2,612,885
Halliburton Co.	111,977	2,798,305
Schlumberger Ltd.	175,851	5,672,953
		11,084,143
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	29,660	3,066,844
Chevron Corp.	243,191	27,842,938
ConocoPhillips Co.	168,392	12,543,520
DT Midstream, Inc.	12,085	579,597
EOG Resources, Inc.	73,421	6,788,506
Exxon Mobil Corp.	532,371	34,321,958
Hess Corp.	34,659	2,861,794
Kinder Morgan, Inc.	245,126	4,105,861
Marathon Petroleum Corp.	80,260	5,291,542
Occidental Petroleum Corp.	111,548	3,740,204
ONEOK, Inc.	56,047	3,565,710
Phillips 66 Co.	55,077	4,118,658
Pioneer Natural Resources Co.	28,531	5,334,726
The Williams Companies, Inc.	152,793	4,291,955
Valero Energy Corp.	51,410	3,975,535
		122,429,348

TOTAL ENERGY		133,513,491

FINANCIALS - 11.1%
Banks - 4.2%
Bank of America Corp.	931,176	44,491,589
Citigroup, Inc.	254,867	17,626,602
Citizens Financial Group, Inc.	53,579	2,538,573
Fifth Third Bancorp	86,856	3,780,842
First Republic Bank	22,169	4,795,820
Huntington Bancshares, Inc.	185,668	2,922,414
JPMorgan Chase & Co.	375,754	63,836,847
KeyCorp	120,258	2,798,404
M&T Bank Corp.	16,180	2,380,402
PNC Financial Services Group, Inc.	53,441	11,277,654
Regions Financial Corp.	120,026	2,842,216
SVB Financial Group (a)	7,377	5,292,260
Truist Financial Corp.	167,849	10,653,376
U.S. Bancorp	169,656	10,242,133
Wells Fargo & Co.	516,372	26,417,592
		211,896,724
Capital Markets - 3.3%
Ameriprise Financial, Inc.	14,303	4,321,365
Bank of New York Mellon Corp.	99,858	5,911,594
BlackRock, Inc. Class A	17,990	16,972,845
Blackstone, Inc.	86,257	11,939,694
Charles Schwab Corp.	188,775	15,485,213
CME Group, Inc.	45,160	9,960,038
Goldman Sachs Group, Inc.	42,390	17,521,907
Intercontinental Exchange, Inc.	70,814	9,804,906
KKR & Co. LP	73,314	5,840,926
MarketAxess Holdings, Inc.	4,782	1,954,260
Moody's Corp.	20,370	8,232,536
Morgan Stanley	183,550	18,865,269
MSCI, Inc.	10,367	6,892,811
NASDAQ, Inc.	14,718	3,088,867
Northern Trust Corp.	26,204	3,224,140
Raymond James Financial, Inc.	23,289	2,296,063
S&P Global, Inc.	30,305	14,369,419
State Street Corp.	45,976	4,530,935
T. Rowe Price Group, Inc.	28,537	6,189,105
		167,401,893
Consumer Finance - 0.6%
Ally Financial, Inc.	45,348	2,164,914
American Express Co.	80,917	14,061,756
Capital One Financial Corp.	56,099	8,472,632
Discover Financial Services	37,658	4,267,405
Synchrony Financial	71,639	3,327,632
		32,294,339
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	233,096	66,900,883
Insurance - 1.7%
AFLAC, Inc.	77,596	4,164,577
Allstate Corp.	37,182	4,598,298
American International Group, Inc.	107,541	6,354,598
Aon PLC	28,387	9,081,569
Arch Capital Group Ltd. (a)	49,815	2,083,263
Arthur J. Gallagher & Co.	25,997	4,358,917
Chubb Ltd.	55,170	10,779,115
Cincinnati Financial Corp.	18,850	2,289,144
Hartford Financial Services Group, Inc.	43,659	3,184,051
Markel Corp. (a)	1,726	2,266,462
Marsh & McLennan Companies, Inc.	63,707	10,626,328
MetLife, Inc.	91,591	5,751,915
Principal Financial Group, Inc.	31,393	2,106,156
Progressive Corp.	73,582	6,981,460
Prudential Financial, Inc.	48,641	5,352,942
The Travelers Companies, Inc.	31,372	5,047,127
Willis Towers Watson PLC	16,227	3,931,478
		88,957,400

TOTAL FINANCIALS		567,451,239

HEALTH CARE - 13.2%
Biotechnology - 2.0%
AbbVie, Inc.	222,220	25,481,967
Alnylam Pharmaceuticals, Inc. (a)	14,945	2,384,624
Amgen, Inc.	71,407	14,779,107
Biogen, Inc. (a)	18,741	4,997,850
BioMarin Pharmaceutical, Inc. (a)	23,097	1,829,975
Exact Sciences Corp. (a)(b)	21,629	2,059,513
Gilead Sciences, Inc.	157,670	10,229,630
Horizon Therapeutics PLC (a)	28,406	3,406,163
Incyte Corp. (a)	23,538	1,576,575
Moderna, Inc. (a)	44,159	15,244,128
Novavax, Inc. (a)(b)	9,350	1,391,561
Regeneron Pharmaceuticals, Inc. (a)	13,217	8,458,087
Seagen, Inc. (a)(b)	16,701	2,944,887
Vertex Pharmaceuticals, Inc. (a)	32,623	6,032,971
		100,817,038
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	222,925	28,732,803
Abiomed, Inc. (a)	5,710	1,895,948
Align Technology, Inc. (a)	9,240	5,769,179
Baxter International, Inc.	62,860	4,963,426
Becton, Dickinson & Co.	36,112	8,652,074
Boston Scientific Corp. (a)	179,038	7,721,909
Danaher Corp.	79,896	24,909,176
DexCom, Inc. (a)	12,166	7,581,973
Edwards Lifesciences Corp. (a)	78,378	9,391,252
Hologic, Inc. (a)	31,875	2,336,756
IDEXX Laboratories, Inc. (a)	10,698	7,126,366
Insulet Corp. (a)	8,660	2,684,773
Intuitive Surgical, Inc. (a)	44,853	16,197,764
Masimo Corp. (a)	6,385	1,810,403
Medtronic PLC	168,990	20,255,141
Novocure Ltd. (a)(b)	11,210	1,149,810
ResMed, Inc.	18,298	4,810,727
STERIS PLC	12,543	2,931,801
Stryker Corp.	42,201	11,228,420
Teleflex, Inc.	5,886	2,100,949
The Cooper Companies, Inc.	6,192	2,581,569
West Pharmaceutical Services, Inc.	9,302	3,998,744
Zimmer Biomet Holdings, Inc.	26,260	3,758,331
		182,589,294
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	18,811	2,295,318
Anthem, Inc.	30,659	13,340,651
Cardinal Health, Inc.	36,532	1,746,595
Centene Corp. (a)	73,314	5,222,889
Cigna Corp.	42,767	9,135,459
CVS Health Corp.	165,933	14,814,498
Guardant Health, Inc. (a)(b)	12,726	1,486,270
HCA Holdings, Inc.	30,998	7,763,759
Humana, Inc.	16,159	7,484,202
Laboratory Corp. of America Holdings (a)	12,160	3,490,163
McKesson Corp.	19,449	4,043,058
Quest Diagnostics, Inc.	15,364	2,255,128
UnitedHealth Group, Inc.	118,569	54,597,467
		127,675,457
Health Care Technology - 0.2%
Cerner Corp.	37,170	2,761,359
Teladoc Health, Inc. (a)(b)	20,025	2,995,540
Veeva Systems, Inc. Class A (a)	17,372	5,507,098
		11,263,997
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	11,405	1,839,284
Agilent Technologies, Inc.	38,154	6,008,873
Avantor, Inc. (a)	73,454	2,966,073
Bio-Rad Laboratories, Inc. Class A (a)	2,706	2,150,404
Bio-Techne Corp.	4,890	2,560,649
Charles River Laboratories International, Inc. (a)	6,337	2,843,285
Illumina, Inc. (a)	18,447	7,656,612
IQVIA Holdings, Inc. (a)	24,093	6,298,392
Mettler-Toledo International, Inc. (a)	2,907	4,304,918
PerkinElmer, Inc.	14,097	2,493,618
Thermo Fisher Scientific, Inc.	49,471	31,318,606
Waters Corp. (a)	7,716	2,836,016
		73,276,730
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	279,421	16,318,186
Catalent, Inc. (a)	21,419	2,952,823
Elanco Animal Health, Inc. (a)	59,541	1,957,708
Eli Lilly & Co.	99,838	25,434,729
Johnson & Johnson	331,025	53,917,352
Merck & Co., Inc.	318,313	28,027,460
Organon & Co.	31,869	1,171,186
Pfizer, Inc.	705,024	30,837,750
Viatris, Inc.	152,108	2,030,642
Zoetis, Inc. Class A	59,595	12,884,439
		175,532,275

TOTAL HEALTH CARE		671,154,791

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.3%
General Dynamics Corp.	29,174	5,915,029
HEICO Corp. (b)	5,322	741,834
HEICO Corp. Class A	9,388	1,179,884
L3Harris Technologies, Inc.	25,267	5,825,054
Lockheed Martin Corp.	30,991	10,298,929
Northrop Grumman Corp.	18,924	6,760,031
Raytheon Technologies Corp.	189,609	16,848,656
The Boeing Co. (a)	69,285	14,344,074
TransDigm Group, Inc. (a)	6,583	4,106,607
		66,020,098
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	21,363	2,633,203
FedEx Corp.	30,929	7,284,707
United Parcel Service, Inc. Class B	91,580	19,549,583
		29,467,493
Airlines - 0.2%
Delta Air Lines, Inc. (a)	80,461	3,148,439
Southwest Airlines Co. (a)	74,393	3,517,301
United Airlines Holdings, Inc. (a)	40,718	1,878,729
		8,544,469
Building Products - 0.4%
Carrier Global Corp.	109,108	5,698,711
Fortune Brands Home & Security, Inc.	17,367	1,761,014
Johnson Controls International PLC	89,556	6,570,724
Masco Corp.	31,096	2,038,343
Trane Technologies PLC	29,877	5,405,646
		21,474,438
Commercial Services & Supplies - 0.4%
Cintas Corp.	11,005	4,766,266
Copart, Inc. (a)	26,772	4,157,424
Republic Services, Inc.	26,419	3,555,997
Waste Management, Inc.	48,714	7,805,444
		20,285,131
Electrical Equipment - 0.6%
AMETEK, Inc.	29,070	3,848,868
Eaton Corp. PLC	50,122	8,258,101
Emerson Electric Co.	75,171	7,292,339
Generac Holdings, Inc. (a)	7,937	3,957,071
Plug Power, Inc. (a)(b)	65,005	2,487,741
Rockwell Automation, Inc.	14,589	4,659,727
		30,503,847
Industrial Conglomerates - 1.0%
3M Co.	72,763	13,001,293
General Electric Co.	138,029	14,475,101
Honeywell International, Inc.	86,816	18,979,714
Roper Technologies, Inc.	13,256	6,467,205
		52,923,313
Machinery - 1.4%
Caterpillar, Inc.	68,843	14,044,660
Cummins, Inc.	18,057	4,330,791
Deere & Co.	35,696	12,219,098
Dover Corp.	18,102	3,060,686
Fortive Corp.	45,065	3,411,871
IDEX Corp.	9,559	2,127,547
Illinois Tool Works, Inc.	36,041	8,212,663
Ingersoll Rand, Inc.	50,947	2,738,911
Otis Worldwide Corp.	53,666	4,309,916
PACCAR, Inc.	43,654	3,912,271
Parker Hannifin Corp.	16,228	4,813,063
Stanley Black & Decker, Inc.	20,491	3,682,847
Westinghouse Air Brake Tech Co.	23,778	2,157,378
Xylem, Inc.	22,654	2,958,386
		71,980,088
Professional Services - 0.5%
CoStar Group, Inc. (a)	49,663	4,273,501
Equifax, Inc.	15,320	4,250,228
IHS Markit Ltd.	50,122	6,551,948
Jacobs Engineering Group, Inc.	16,387	2,301,063
Leidos Holdings, Inc.	17,822	1,781,844
TransUnion Holding Co., Inc.	24,079	2,776,068
Verisk Analytics, Inc.	20,287	4,265,747
		26,200,399
Road & Rail - 1.1%
CSX Corp.	283,483	10,253,580
Kansas City Southern	11,438	3,548,640
Lyft, Inc. (a)	36,593	1,678,521
Norfolk Southern Corp.	31,054	9,100,375
Old Dominion Freight Lines, Inc.	11,795	4,026,223
Uber Technologies, Inc. (a)	203,777	8,929,508
Union Pacific Corp.	82,000	19,794,800
		57,331,647
Trading Companies & Distributors - 0.2%
Fastenal Co.	72,269	4,125,115
United Rentals, Inc. (a)	9,103	3,451,038
W.W. Grainger, Inc.	5,501	2,547,568
		10,123,721

TOTAL INDUSTRIALS		394,854,644

INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	7,041	2,884,627
Cisco Systems, Inc.	529,910	29,659,063
F5 Networks, Inc. (a)	7,606	1,606,007
Motorola Solutions, Inc.	21,289	5,292,233
		39,441,930
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	75,216	5,774,332
CDW Corp.	17,289	3,226,992
Cognex Corp.	22,238	1,947,826
Corning, Inc.	96,650	3,437,841
Keysight Technologies, Inc. (a)	23,164	4,169,983
TE Connectivity Ltd.	41,244	6,021,624
Teledyne Technologies, Inc. (a)	5,860	2,632,429
Trimble, Inc. (a)	31,639	2,764,299
Zebra Technologies Corp. Class A (a)	6,715	3,585,474
		33,560,800
IT Services - 5.0%
Accenture PLC Class A	79,741	28,610,273
Akamai Technologies, Inc. (a)	20,480	2,159,821
Automatic Data Processing, Inc.	53,201	11,943,092
Broadridge Financial Solutions, Inc.	14,607	2,606,035
Cloudflare, Inc. (a)	33,126	6,450,295
Cognizant Technology Solutions Corp. Class A	66,093	5,161,202
EPAM Systems, Inc. (a)	7,121	4,794,142
Fidelity National Information Services, Inc.	77,673	8,601,508
Fiserv, Inc. (a)	74,944	7,381,235
FleetCor Technologies, Inc. (a)	10,387	2,569,848
Gartner, Inc. (a)	10,519	3,491,361
Global Payments, Inc.	36,938	5,281,765
GoDaddy, Inc. (a)	21,234	1,468,756
IBM Corp.	112,711	14,100,146
MasterCard, Inc. Class A	109,546	36,754,874
MongoDB, Inc. Class A (a)	8,128	4,237,045
Okta, Inc. (a)	15,725	3,886,906
Paychex, Inc.	40,270	4,964,486
PayPal Holdings, Inc. (a)	147,758	34,367,033
Square, Inc. (a)	49,972	12,717,874
Twilio, Inc. Class A (a)	20,991	6,115,938
VeriSign, Inc. (a)	12,239	2,725,258
Visa, Inc. Class A	212,217	44,941,194
		255,330,087
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (a)	152,528	18,338,441
Analog Devices, Inc.	67,640	11,734,864
Applied Materials, Inc.	114,932	15,705,458
Broadcom, Inc.	51,590	27,428,855
Enphase Energy, Inc. (a)	16,928	3,921,033
Entegris, Inc.	17,051	2,400,440
Intel Corp.	510,161	24,997,889
KLA Corp.	19,207	7,159,601
Lam Research Corp.	17,919	10,098,611
Marvell Technology, Inc.	103,050	7,058,925
Microchip Technology, Inc.	68,922	5,106,431
Micron Technology, Inc.	141,564	9,782,072
Monolithic Power Systems, Inc.	5,428	2,852,197
NVIDIA Corp.	313,363	80,117,518
NXP Semiconductors NV	33,341	6,696,873
ON Semiconductor Corp. (a)	54,141	2,602,558
Qorvo, Inc. (a)	13,977	2,351,351
Qualcomm, Inc.	141,845	18,871,059
Skyworks Solutions, Inc.	20,767	3,470,789
SolarEdge Technologies, Inc. (a)	6,573	2,331,312
Teradyne, Inc.	20,745	2,867,789
Texas Instruments, Inc.	116,093	21,765,116
Wolfspeed, Inc. (a)	14,487	1,740,034
Xilinx, Inc.	31,118	5,601,240
		295,000,456
Software - 11.0%
Adobe, Inc. (a)	59,907	38,961,117
ANSYS, Inc. (a)	10,972	4,164,752
Autodesk, Inc. (a)	27,666	8,786,998
Avalara, Inc. (a)	10,860	1,950,890
Black Knight, Inc. (a)	19,641	1,377,031
Cadence Design Systems, Inc. (a)	34,805	6,025,094
Ceridian HCM Holding, Inc. (a)(b)	16,963	2,124,616
Citrix Systems, Inc.	15,571	1,475,041
Coupa Software, Inc. (a)	9,246	2,105,314
Crowdstrike Holdings, Inc. (a)	25,055	7,060,499
Datadog, Inc. Class A (a)	30,146	5,035,889
DocuSign, Inc. (a)	24,500	6,818,105
Fair Isaac Corp. (a)	3,560	1,417,592
Fortinet, Inc. (a)	17,046	5,733,252
HubSpot, Inc. (a)	5,615	4,549,441
Intuit, Inc.	34,362	21,510,268
Microsoft Corp.	944,981	313,374,590
NortonLifeLock, Inc.	73,156	1,861,820
Nuance Communications, Inc. (a)	35,885	1,975,469
Oracle Corp.	207,144	19,873,395
Palo Alto Networks, Inc. (a)	12,247	6,234,825
Paycom Software, Inc. (a)	6,045	3,311,753
PTC, Inc. (a)	13,310	1,695,029
RingCentral, Inc. (a)	10,237	2,495,576
Salesforce.com, Inc. (a)	122,168	36,612,528
ServiceNow, Inc. (a)	24,911	17,381,899
Splunk, Inc. (a)	20,612	3,397,270
SS&C Technologies Holdings, Inc.	27,933	2,219,836
Synopsys, Inc. (a)	19,186	6,392,391
The Trade Desk, Inc. (a)	54,589	4,089,262
Tyler Technologies, Inc. (a)	5,136	2,789,978
Workday, Inc. Class A (a)	23,767	6,891,955
Zendesk, Inc. (a)	15,106	1,537,791
Zoom Video Communications, Inc. Class A (a)	27,183	7,465,811
Zscaler, Inc. (a)	9,819	3,130,886
		561,827,963
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	1,974,699	295,809,910
Dell Technologies, Inc. (a)	34,906	3,839,311
Hewlett Packard Enterprise Co.	164,217	2,405,779
HP, Inc.	151,053	4,581,437
NetApp, Inc.	28,169	2,515,492
Seagate Technology Holdings PLC	26,331	2,345,302
Western Digital Corp. (a)	38,540	2,015,257
		313,512,488

TOTAL INFORMATION TECHNOLOGY		1,498,673,724

MATERIALS - 2.3%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	27,835	8,345,211
Albemarle Corp. U.S.	14,706	3,683,412
Celanese Corp. Class A	13,972	2,256,618
Corteva, Inc.	92,317	3,983,479
Dow, Inc.	93,778	5,248,755
DuPont de Nemours, Inc.	65,772	4,577,731
Eastman Chemical Co.	17,093	1,778,185
Ecolab, Inc.	31,296	6,954,597
FMC Corp.	16,182	1,472,724
International Flavors & Fragrances, Inc.	31,318	4,617,839
Linde PLC	64,936	20,727,571
LyondellBasell Industries NV Class A	33,230	3,084,409
PPG Industries, Inc.	29,846	4,792,372
Sherwin-Williams Co.	30,460	9,643,941
		81,166,844
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,843	3,081,044
Vulcan Materials Co.	16,683	3,171,772
		6,252,816
Containers & Packaging - 0.3%
Amcor PLC	193,880	2,340,132
Avery Dennison Corp.	10,430	2,270,820
Ball Corp.	41,068	3,756,901
International Paper Co.	49,142	2,440,883
Packaging Corp. of America	11,943	1,640,610
		12,449,346
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	184,606	6,963,338
Newmont Corp.	100,488	5,426,352
Nucor Corp.	36,932	4,123,458
		16,513,148

TOTAL MATERIALS		116,382,154

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	17,435	3,559,181
American Tower Corp.	57,233	16,137,989
AvalonBay Communities, Inc.	17,557	4,155,391
Boston Properties, Inc.	17,877	2,031,542
Crown Castle International Corp.	54,348	9,798,944
Digital Realty Trust, Inc.	35,535	5,607,778
Duke Realty Corp.	47,573	2,675,506
Equinix, Inc.	11,286	9,447,172
Equity Residential (SBI)	42,852	3,702,413
Essex Property Trust, Inc.	8,178	2,779,948
Extra Space Storage, Inc.	16,827	3,321,145
Healthpeak Properties, Inc.	67,777	2,406,761
Invitation Homes, Inc.	72,499	2,990,584
Medical Properties Trust, Inc.	74,673	1,592,775
Mid-America Apartment Communities, Inc.	14,590	2,979,424
Prologis (REIT), Inc.	92,959	13,475,337
Public Storage	19,170	6,367,891
Realty Income Corp.	48,966	3,497,641
SBA Communications Corp. Class A	13,776	4,757,266
Simon Property Group, Inc.	41,324	6,057,272
Sun Communities, Inc.	14,575	2,856,409
Ventas, Inc.	49,481	2,640,801
VICI Properties, Inc.	77,207	2,266,025
Welltower, Inc.	53,138	4,272,295
Weyerhaeuser Co.	94,285	3,367,860
		122,745,350
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	42,220	4,394,258

TOTAL REAL ESTATE		127,139,608

UTILITIES - 2.2%
Electric Utilities - 1.5%
Alliant Energy Corp.	31,504	1,782,181
American Electric Power Co., Inc.	62,903	5,328,513
Duke Energy Corp.	96,740	9,868,447
Edison International	47,743	3,004,467
Entergy Corp.	25,268	2,603,109
Evergy, Inc.	28,864	1,840,080
Eversource Energy	43,209	3,668,444
Exelon Corp.	122,954	6,539,923
FirstEnergy Corp.	68,428	2,636,531
NextEra Energy, Inc.	246,683	21,049,460
PG&E Corp. (a)	189,741	2,200,996
PPL Corp.	96,768	2,786,918
Southern Co.	133,141	8,297,347
Xcel Energy, Inc.	67,703	4,372,937
		75,979,353
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	83,806	2,106,045
Multi-Utilities - 0.6%
Ameren Corp.	32,331	2,725,180
CMS Energy Corp.	36,428	2,198,430
Consolidated Edison, Inc.	44,436	3,350,474
Dominion Energy, Inc.	101,662	7,719,196
DTE Energy Co.	24,362	2,761,433
Public Service Enterprise Group, Inc.	63,571	4,055,830
Sempra Energy	40,153	5,124,727
WEC Energy Group, Inc.	39,662	3,571,960
		31,507,230
Water Utilities - 0.1%
American Water Works Co., Inc.	22,821	3,974,962

TOTAL UTILITIES		113,567,590

TOTAL COMMON STOCKS
(Cost $3,708,936,462)		5,086,829,634

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.06% (c)	28,903,499	28,909,280
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	18,513,418	18,515,269
TOTAL MONEY MARKET FUNDS
(Cost $47,424,526)		47,424,549
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $3,756,360,988)		5,134,254,183
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(31,197,649)
NET ASSETS - 100%		$5,103,056,534

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	68	Dec. 2021	$15,629,800	$545,621	$545,621

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9,271,077	$1,102,838,299	$1,083,199,680	$12,792	$(417)	$1	$28,909,280	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,988,026	279,297,374	264,770,131	18,950	--	--	18,515,269	0.0%
Total	$13,259,103	$1,382,135,673	$1,347,969,811	$31,742	$(417)	$1	$47,424,549

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$550,752,096	$550,752,096	$--	$--
Consumer Discretionary	638,060,933	638,060,933	--	--
Consumer Staples	275,279,364	275,279,364	--	--
Energy	133,513,491	133,513,491	--	--
Financials	567,451,239	567,451,239	--	--
Health Care	671,154,791	671,154,791	--	--
Industrials	394,854,644	394,854,644	--	--
Information Technology	1,498,673,724	1,498,673,724	--	--
Materials	116,382,154	116,382,154	--	--
Real Estate	127,139,608	127,139,608	--	--
Utilities	113,567,590	113,567,590	--	--
Money Market Funds	47,424,549	47,424,549	--	--
Total Investments in Securities:	$5,134,254,183	$5,134,254,183	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$545,621	$545,621	$--	$--
Total Assets	$545,621	$545,621	$--	$--
Total Derivative Instruments:	$545,621	$545,621	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$545,621	$0
Total Equity Risk	545,621	0
Total Value of Derivatives	$545,621	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO® Large Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021
Assets
Investment in securities, at value (including securities loaned of $18,237,127) — See accompanying schedule: Unaffiliated issuers (cost $3,708,936,462)	$5,086,829,634
Fidelity Central Funds (cost $47,424,526)	47,424,549
Total Investment in Securities (cost $3,756,360,988)		$5,134,254,183
Segregated cash with brokers for derivative instruments		425,500
Receivable for fund shares sold		9,344,852
Dividends receivable		3,696,632
Distributions receivable from Fidelity Central Funds		2,359
Receivable for daily variation margin on futures contracts		17,822
Other receivables		46
Total assets		5,147,741,394
Liabilities
Payable for investments purchased	$22,215,174
Payable for fund shares redeemed	3,954,185
Collateral on securities loaned	18,515,501
Total liabilities		44,684,860
Net Assets		$5,103,056,534
Net Assets consist of:
Paid in capital		$3,701,831,199
Total accumulated earnings (loss)		1,401,225,335
Net Assets		$5,103,056,534
Net Asset Value, offering price and redemption price per share ($5,103,056,534 ÷ 308,360,841 shares)		$16.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2021
Investment Income
Dividends		$51,932,357
Interest		725
Income from Fidelity Central Funds (including $18,950 from security lending)		31,742
Total income		51,964,824
Expenses
Independent trustees' fees and expenses	$13,506
Total expenses before reductions	13,506
Expense reductions	(51)
Total expenses after reductions		13,455
Net investment income (loss)		51,951,369
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,177,456
Fidelity Central Funds	(417)
Futures contracts	3,613,781
Total net realized gain (loss)		29,790,820
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,134,261,205
Fidelity Central Funds	1
Futures contracts	539,924
Total change in net unrealized appreciation (depreciation)		1,134,801,130
Net gain (loss)		1,164,591,950
Net increase (decrease) in net assets resulting from operations		$1,216,543,319

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2021	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,951,369	$33,778,288
Net realized gain (loss)	29,790,820	(6,985,309)
Change in net unrealized appreciation (depreciation)	1,134,801,130	164,197,399
Net increase (decrease) in net assets resulting from operations	1,216,543,319	190,990,378
Distributions to shareholders	(33,862,107)	(16,389,623)
Share transactions
Proceeds from sales of shares	2,370,735,175	1,786,549,644
Reinvestment of distributions	32,582,726	15,768,297
Cost of shares redeemed	(858,858,399)	(763,781,840)
Net increase (decrease) in net assets resulting from share transactions	1,544,459,502	1,038,536,101
Total increase (decrease) in net assets	2,727,140,714	1,213,136,856
Net Assets
Beginning of period	2,375,915,820	1,162,778,964
End of period	$5,103,056,534	$2,375,915,820
Other Information
Shares
Sold	162,659,624	164,020,717
Issued in reinvestment of distributions	2,468,388	1,432,179
Redeemed	(59,268,053)	(72,170,162)
Net increase (decrease)	105,859,959	93,282,734

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Large Cap Index Fund

Years ended October 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$10.65	$9.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.20	.19	.02
Net realized and unrealized gain (loss)	4.78	1.01	1.16	(.67)
Total from investment operations	4.98	1.21	1.35	(.65)
Distributions from net investment income	(.16)	(.13)	(.04)	–
Distributions from net realized gain	–	–	(.01)	–
Total distributions	(.16)	(.13)	(.05)	–
Net asset value, end of period	$16.55	$11.73	$10.65	$9.35
Total ReturnC,D	42.81%	11.45%	14.50%	(6.50)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	-%	- %H
Net investment income (loss)	1.36%	1.80%	1.91%	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,103,057	$2,375,916	$1,162,779	$105,175
Portfolio turnover rateI	5%J	5%	3%	1%K

 A For the period September 13, 2018 (commencement of operations) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2021	Past 1 year	Life of fundA
Fidelity ZERO® Total Market Index Fund	44.00%	18.13%

 A From August 2, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® Total Market Index Fund on August 2, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Total Investable Market Index℠ and S&P 500 Index performed over the same period.

Period Ending Values
$17,186	Fidelity ZERO® Total Market Index Fund
$17,178	Fidelity U.S. Total Investable Market Index℠
$17,274	S&P 500 Index

Fidelity ZERO® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 42.91% for the 12 months ending October 31, 2021, with U.S. equities rising on the prospect of a surge in economic growth amid strong corporate earnings, widespread COVID-19 vaccination, fiscal stimulus and fresh spending programs. After the index closed 2020 at an all-time high, investors were hopeful as the new year began. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the rally resumed through August amid strong earnings. In early September, sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging energy/other commodity prices, rising bond yields, supply constraints and disruption, valuation concerns, and the fast-spreading delta variant of the coronavirus. In addition, the Fed signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The index returned -4.65% in September, its first monthly decline since January, but sharply reversed course with a 7.01% gain in October, driven by strength in earnings and notable improvement in the economy. By sector, energy gained 111% to lead by a wide margin, followed by financials (+72%), whereas the defensive utilities (+11%) and consumer staples (+19%) groups notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending October 31, 2021, the fund gained 44.00%, roughly in line with the 44.05% advance of the benchmark Fidelity U.S. Total Investable Market Index. By sector, information technology gained 47% and contributed most, followed by financials, which gained about 72%, and consumer discretionary, which advanced 44%. The health care sector rose roughly 32%, communication services gained 40%, driven by the media & entertainment industry (+47%), and industrials advanced about 41%. Other notable contributors included the energy (+117%), real estate (+47%), consumer staples (+20%), materials (+41%), and utilities (+12%) sectors. Turning to individual stocks, the top contributor was Microsoft (+65%), from the software & services industry, followed by Alphabet (+83%), within the media & entertainment group. In technology hardware & equipment, Apple advanced roughly 39% and Tesla (+188%) from the automobiles & components category also helped. Nvidia, within the semiconductors & semiconductor equipment segment, rose approximately 104% and boosted the fund. In contrast, the biggest individual detractor was Zoom Video Communications (-40%), from the software & services category, followed by Uber Technologies (-25%), which is in the transportation group. Within consumer durables & apparel, Peloton Interactive returned about -35% and hurt. Other detractors were Pinterest (-24%), a stock in the media & entertainment segment, and Fidelity National Information Services (-10%), from the software & services industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® Total Market Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2021

% of fund's net assets
Microsoft Corp.	5.3
Apple, Inc.	5.0
Amazon.com, Inc.	3.1
Tesla, Inc.	1.9
Alphabet, Inc. Class A	1.9
17.2

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Information Technology	27.4
Health Care	13.2
Consumer Discretionary	12.6
Financials	11.9
Communication Services	9.8

Asset Allocation (% of fund's net assets)

As of October 31, 2021 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.5%

Fidelity ZERO® Total Market Index Fund

Schedule of Investments October 31, 2021

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)(b)	4,852	$311,013
AT&T, Inc.	1,861,650	47,025,279
ATN International, Inc.	2,398	97,790
Bandwidth, Inc. (a)	5,748	490,189
Cogent Communications Group, Inc.	10,671	817,292
Consolidated Communications Holdings, Inc. (a)	18,237	134,954
EchoStar Holding Corp. Class A (a)(b)	11,187	262,447
Globalstar, Inc. (a)(b)	159,712	263,525
IDT Corp. Class B (a)	4,938	238,851
Iridium Communications, Inc. (a)	34,309	1,391,230
Liberty Global PLC:
Class A (a)	37,648	1,082,004
Class C (a)	96,651	2,787,415
Liberty Latin America Ltd.:
Class A (a)	15,780	189,676
Class C (a)	35,174	423,143
Lumen Technologies, Inc.	262,696	3,115,575
Ooma, Inc. (a)	4,833	111,642
Radius Global Infrastructure, Inc. (a)	14,497	251,233
Verizon Communications, Inc.	1,078,586	57,154,272
		116,147,530
Entertainment - 1.8%
Activision Blizzard, Inc.	202,915	15,865,924
AMC Entertainment Holdings, Inc. Class A (a)(b)	133,942	4,737,529
Cinemark Holdings, Inc. (a)(b)	26,711	502,167
Electronic Arts, Inc.	74,297	10,420,154
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,040	350,168
Class B (a)	18,092	204,801
Live Nation Entertainment, Inc. (a)	34,584	3,498,172
LiveOne, Inc. (a)	12,864	29,459
Madison Square Garden Entertainment Corp. (a)	6,230	439,028
Madison Square Garden Sports Corp. (a)	4,470	847,110
Marcus Corp. (a)(b)	5,384	99,981
Netflix, Inc. (a)	115,419	79,674,890
Playtika Holding Corp. (b)	26,408	746,818
Roku, Inc. Class A (a)	30,387	9,264,996
Sciplay Corp. (A Shares) (a)	5,461	110,367
Take-Two Interactive Software, Inc. (a)	30,436	5,508,916
The Walt Disney Co. (a)	473,870	80,117,201
Warner Music Group Corp. Class A	25,108	1,242,595
World Wrestling Entertainment, Inc. Class A (b)	12,044	735,768
Zynga, Inc. (a)	265,109	1,956,504
		216,352,548
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	78,539	232,547,696
Class C (a)	73,440	217,779,710
Angi, Inc. (a)(b)	19,456	243,784
Bumble, Inc. (b)	18,436	968,259
CarGurus, Inc. Class A (a)	22,676	760,553
Cars.com, Inc. (a)	16,042	208,867
Eventbrite, Inc. (a)(b)	20,971	424,453
EverQuote, Inc. Class A (a)	6,308	86,987
IAC (a)	22,005	3,352,902
Liberty TripAdvisor Holdings, Inc. (a)(b)	17,647	54,529
Match Group, Inc. (a)	72,326	10,905,314
MediaAlpha, Inc. Class A (b)	6,452	113,104
Meta Platforms, Inc. Class A (a)	621,634	201,142,113
Pinterest, Inc. Class A (a)	144,986	6,472,175
QuinStreet, Inc. (a)	11,889	166,446
Snap, Inc. Class A (a)	273,303	14,370,272
TripAdvisor, Inc. (a)(b)	24,833	818,744
TrueCar, Inc. (a)	21,207	88,857
Twitter, Inc. (a)	208,539	11,165,178
Vimeo, Inc. (a)	40,218	1,356,553
Yelp, Inc. (a)	17,721	684,562
Ziff Davis, Inc. (a)	12,487	1,601,707
Zillow Group, Inc.:
Class A (a)	14,394	1,521,734
Class C (a)(b)	39,465	4,089,758
Zoominfo Technologies, Inc. (a)	47,681	3,205,117
		714,129,374
Media - 1.1%
Altice U.S.A., Inc. Class A (a)	59,286	966,362
AMC Networks, Inc. Class A (a)	7,500	298,425
Audacy, Inc. Class A (a)(b)	28,618	92,436
Boston Omaha Corp. (a)(b)	3,936	139,531
Cable One, Inc.	1,286	2,200,616
Cardlytics, Inc. (a)(b)	8,609	677,184
Cbdmd, Inc. (a)(b)	6,733	11,917
Charter Communications, Inc. Class A (a)	33,077	22,323,337
Clear Channel Outdoor Holdings, Inc. (a)	124,905	362,225
Comcast Corp. Class A	1,194,484	61,432,312
Discovery Communications, Inc.:
Class A (a)	46,141	1,081,545
Class C (non-vtg.) (a)	75,986	1,714,244
DISH Network Corp. Class A (a)	64,214	2,637,269
E.W. Scripps Co. Class A (b)	14,875	276,675
Fluent, Inc. (a)	8,395	19,980
Fox Corp.:
Class A	87,525	3,478,244
Class B	35,156	1,299,366
Gannett Co., Inc. (a)(b)	32,943	191,069
Gray Television, Inc.	21,983	515,282
iHeartMedia, Inc. (a)	29,322	568,260
Interpublic Group of Companies, Inc.	101,890	3,726,117
John Wiley & Sons, Inc. Class A	11,013	596,574
Liberty Broadband Corp.:
Class A (a)	6,086	978,446
Class C (a)	38,002	6,173,425
Liberty Media Corp.:
Liberty Braves Class A (a)	1,595	48,759
Liberty Braves Class C (a)	10,671	317,142
Liberty Formula One Group Series C (a)	53,103	2,963,147
Liberty Media Class A (a)	7,386	385,180
Liberty SiriusXM Series A (a)	22,986	1,144,243
Liberty SiriusXM Series C (a)	40,258	1,985,525
Loral Space & Communications Ltd.	3,044	151,652
Magnite, Inc. (a)(b)	30,191	816,063
Meredith Corp. (a)	10,211	594,689
National CineMedia, Inc.	17,193	54,674
News Corp.:
Class A	103,192	2,363,097
Class B	32,615	735,794
Nexstar Broadcasting Group, Inc. Class A	10,787	1,617,295
Omnicom Group, Inc.	56,697	3,859,932
PubMatic, Inc. (b)	5,388	153,989
Scholastic Corp.	7,576	274,175
Sinclair Broadcast Group, Inc. Class A (b)	11,889	310,660
Sirius XM Holdings, Inc. (b)	240,059	1,461,959
TechTarget, Inc. (a)	6,921	652,720
Tegna, Inc.	56,748	1,115,666
The New York Times Co. Class A	43,188	2,357,633
ViacomCBS, Inc.:
Class A (b)	8,077	314,438
Class B	152,909	5,538,364
WideOpenWest, Inc. (a)	14,260	271,653
		141,249,290
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	17,548	285,330
NII Holdings, Inc. (a)(c)	11,652	3,030
Shenandoah Telecommunications Co.	12,430	343,565
T-Mobile U.S., Inc. (a)	153,126	17,614,084
Telephone & Data Systems, Inc.	25,331	474,703
U.S. Cellular Corp. (a)	3,662	111,947
		18,832,659

TOTAL COMMUNICATION SERVICES		1,206,711,401

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.3%
Adient PLC (a)	24,267	1,009,993
American Axle & Manufacturing Holdings, Inc. (a)(b)	28,834	261,813
Aptiv PLC (a)	70,701	12,223,496
Autoliv, Inc.	20,364	1,972,253
BorgWarner, Inc.	61,969	2,792,943
Cooper-Standard Holding, Inc. (a)	4,192	108,740
Dana, Inc.	37,040	821,918
Dorman Products, Inc. (a)	7,401	772,516
Fox Factory Holding Corp. (a)	11,098	1,786,223
Gentex Corp.	62,252	2,203,098
Gentherm, Inc. (a)	8,409	619,155
LCI Industries (b)	6,817	951,926
Lear Corp.	15,466	2,657,832
Modine Manufacturing Co. (a)	13,429	147,719
Motorcar Parts of America, Inc. (a)(b)	5,179	97,987
Patrick Industries, Inc.	5,790	451,099
Standard Motor Products, Inc.	4,817	230,734
Stoneridge, Inc. (a)(b)	6,211	117,885
Tenneco, Inc. (a)	19,855	263,476
The Goodyear Tire & Rubber Co. (a)	74,709	1,428,436
Veoneer, Inc. (a)(b)	25,877	910,870
Visteon Corp. (a)	7,012	793,618
XPEL, Inc. (a)	4,197	318,552
		32,942,282
Automobiles - 2.2%
Ford Motor Co.	1,024,069	17,491,099
General Motors Co. (a)	378,940	20,625,704
Harley-Davidson, Inc.	39,599	1,444,968
Tesla, Inc. (a)	211,597	235,719,058
Thor Industries, Inc.	14,621	1,490,757
Winnebago Industries, Inc.	8,468	573,199
Workhorse Group, Inc. (a)(b)	27,557	185,459
		277,530,244
Distributors - 0.1%
Funko, Inc. (a)	5,531	90,653
Genuine Parts Co.	37,122	4,867,065
LKQ Corp.	70,303	3,872,289
Pool Corp.	10,464	5,390,634
		14,220,641
Diversified Consumer Services - 0.1%
2U, Inc. (a)	18,642	550,685
Adtalem Global Education, Inc. (a)	13,568	501,066
American Public Education, Inc. (a)	4,767	119,127
Aspen Group, Inc. (a)	5,146	24,444
Bright Horizons Family Solutions, Inc. (a)	15,989	2,654,174
Carriage Services, Inc.	5,037	259,154
Chegg, Inc. (a)	37,037	2,201,479
Frontdoor, Inc. (a)	21,885	815,873
Graham Holdings Co. (b)	1,033	605,183
Grand Canyon Education, Inc. (a)	11,974	954,328
H&R Block, Inc.	45,966	1,060,436
Houghton Mifflin Harcourt Co. (a)	34,320	487,001
Laureate Education, Inc. Class A	27,627	478,500
OneSpaWorld Holdings Ltd. (a)(b)	11,702	126,382
Perdoceo Education Corp. (a)	18,121	192,445
Regis Corp. (a)(b)	4,615	12,461
Service Corp. International	43,190	2,958,083
Strategic Education, Inc.	6,305	430,064
Stride, Inc. (a)	10,920	387,660
Terminix Global Holdings, Inc. (a)	32,526	1,316,652
Vivint Smart Home, Inc. Class A (a)(b)	11,942	108,314
WW International, Inc. (a)(b)	12,379	214,899
Xpresspa Group, Inc. (a)(b)	24,220	32,213
		16,490,623
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	14,065	171,312
Airbnb, Inc. Class A	87,866	14,995,212
ARAMARK Holdings Corp.	69,564	2,537,695
Bally's Corp. (a)	7,276	333,314
BJ's Restaurants, Inc. (a)(b)	5,895	196,421
Bloomin' Brands, Inc. (a)(b)	20,296	438,800
Booking Holdings, Inc. (a)	10,714	25,936,237
Boyd Gaming Corp. (a)	20,848	1,329,685
Brinker International, Inc. (a)	11,394	478,092
Caesars Entertainment, Inc. (a)	55,376	6,061,457
Carnival Corp. (a)	209,528	4,643,140
Carrols Restaurant Group, Inc.	7,427	27,257
Century Casinos, Inc. (a)	6,874	101,735
Chipotle Mexican Grill, Inc. (a)	7,330	13,040,290
Choice Hotels International, Inc.	8,499	1,195,129
Churchill Downs, Inc.	8,901	2,047,230
Chuy's Holdings, Inc. (a)(b)	5,172	150,816
Cracker Barrel Old Country Store, Inc.	6,146	818,463
Darden Restaurants, Inc.	34,214	4,931,606
Dave & Buster's Entertainment, Inc. (a)	10,246	380,434
Del Taco Restaurants, Inc.	7,875	65,678
Denny's Corp. (a)(b)	15,963	253,812
Dine Brands Global, Inc. (a)	4,205	355,365
Domino's Pizza, Inc.	9,617	4,702,424
DraftKings, Inc. Class A (a)(b)	86,594	4,034,414
Drive Shack, Inc. (a)	19,437	50,536
El Pollo Loco Holdings, Inc. (a)	4,411	64,842
Everi Holdings, Inc. (a)(b)	22,237	533,688
Expedia, Inc. (a)	38,455	6,322,387
Fiesta Restaurant Group, Inc. (a)(b)	3,604	37,986
GAN Ltd. (a)(b)	11,539	164,777
Golden Entertainment, Inc. (a)	5,336	277,312
Hilton Grand Vacations, Inc. (a)	22,918	1,152,317
Hilton Worldwide Holdings, Inc. (a)	72,811	10,481,143
Hyatt Hotels Corp. Class A (a)	12,506	1,065,511
Jack in the Box, Inc.	5,864	580,243
Las Vegas Sands Corp. (a)	90,126	3,497,790
Lindblad Expeditions Holdings (a)	7,367	110,137
Marriott International, Inc. Class A (a)	71,464	11,435,669
Marriott Vacations Worldwide Corp.	11,143	1,751,902
McDonald's Corp.	194,540	47,769,297
MGM Resorts International	103,993	4,904,310
Monarch Casino & Resort, Inc. (a)	3,345	241,576
Noodles & Co. (a)	9,091	110,456
Norwegian Cruise Line Holdings Ltd. (a)(b)	95,634	2,459,706
Papa John's International, Inc.	8,358	1,037,061
Penn National Gaming, Inc. (a)	40,500	2,899,800
Planet Fitness, Inc. (a)	21,506	1,710,802
Playa Hotels & Resorts NV (a)	35,943	305,875
PlayAGS, Inc. (a)	8,714	76,857
RCI Hospitality Holdings, Inc.	2,004	135,871
Red Robin Gourmet Burgers, Inc. (a)(b)	3,746	74,433
Red Rock Resorts, Inc. (a)	15,621	849,939
Royal Caribbean Cruises Ltd. (a)	58,778	4,962,627
Ruth's Hospitality Group, Inc. (a)	7,904	152,863
Scientific Games Corp. Class A (a)	24,842	1,988,602
SeaWorld Entertainment, Inc. (a)	13,047	828,485
Shake Shack, Inc. Class A (a)	10,222	707,056
Six Flags Entertainment Corp. (a)	21,565	886,968
Starbucks Corp.	307,256	32,590,644
Texas Roadhouse, Inc. Class A	18,170	1,613,678
The Cheesecake Factory, Inc. (a)	13,118	533,116
Travel+Leisure Co.	22,681	1,232,486
Vail Resorts, Inc.	10,473	3,610,148
Wendy's Co.	45,594	1,016,746
Wingstop, Inc.	7,780	1,341,817
Wyndham Hotels & Resorts, Inc.	24,163	2,041,049
Wynn Resorts Ltd. (a)	28,068	2,520,506
Yum! Brands, Inc.	77,055	9,627,252
		254,982,284
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	2,058	34,760
Beazer Homes U.S.A., Inc. (a)	7,857	142,290
Casper Sleep, Inc. (a)(b)	4,442	16,169
Cavco Industries, Inc. (a)	2,156	518,259
Century Communities, Inc.	8,173	548,081
D.R. Horton, Inc.	85,399	7,623,569
Dream Finders Homes, Inc. (b)	5,454	86,555
Ethan Allen Interiors, Inc. (b)	5,074	117,768
Flexsteel Industries, Inc.	1,611	45,108
Garmin Ltd.	39,761	5,709,680
GoPro, Inc. Class A (a)	34,034	293,033
Green Brick Partners, Inc. (a)	12,371	322,265
Helen of Troy Ltd. (a)(b)	6,274	1,411,336
Hooker Furnishings Corp.	3,635	91,638
Hovnanian Enterprises, Inc. Class A (a)	1,134	95,551
Installed Building Products, Inc.	5,903	749,976
iRobot Corp. (a)(b)	7,228	602,960
KB Home	24,360	978,054
La-Z-Boy, Inc.	12,722	422,879
Leggett & Platt, Inc.	34,556	1,618,949
Lennar Corp.:
Class A	67,570	6,752,270
Class B	8,976	736,750
LGI Homes, Inc. (a)(b)	5,807	866,985
Lovesac (a)(b)	3,549	276,857
M.D.C. Holdings, Inc.	15,744	771,141
M/I Homes, Inc. (a)	7,643	437,638
Meritage Homes Corp. (a)	9,644	1,048,399
Mohawk Industries, Inc. (a)	14,416	2,554,659
Newell Brands, Inc.	100,550	2,301,590
NVR, Inc. (a)	886	4,336,793
PulteGroup, Inc.	67,013	3,221,985
Purple Innovation, Inc. (a)(b)	14,801	285,659
Skyline Champion Corp. (a)	13,913	880,971
Sonos, Inc. (a)	32,430	1,057,867
Taylor Morrison Home Corp. (a)	33,173	1,012,772
Tempur Sealy International, Inc.	51,137	2,274,062
Toll Brothers, Inc.	30,038	1,807,386
TopBuild Corp. (a)	8,690	2,233,069
TRI Pointe Homes, Inc. (a)	29,709	718,661
Tupperware Brands Corp. (a)(b)	12,890	286,674
Universal Electronics, Inc. (a)	3,491	143,759
VOXX International Corp. (a)(b)	4,376	49,493
Vuzix Corp. (a)(b)	17,427	186,295
Whirlpool Corp.	16,266	3,429,361
ZAGG, Inc. rights (a)(c)	5,004	450
		59,100,426
Internet & Direct Marketing Retail - 3.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	6,523	209,519
Amazon.com, Inc. (a)	113,570	383,006,875
CarParts.com, Inc. (a)(b)	13,156	200,366
Chewy, Inc. (a)(b)	22,427	1,699,967
Duluth Holdings, Inc. (a)(b)	2,607	37,358
eBay, Inc.	169,762	13,024,141
Etsy, Inc. (a)	32,973	8,266,001
Groupon, Inc. (a)(b)	5,519	117,113
Lands' End, Inc. (a)(b)	4,138	108,747
Liquidity Services, Inc. (a)	6,487	143,233
Overstock.com, Inc. (a)(b)	11,378	1,083,527
PetMed Express, Inc.	5,512	156,706
Poshmark, Inc. (b)	3,449	83,914
Quotient Technology, Inc. (a)	20,129	129,631
Qurate Retail, Inc. Series A	96,506	1,007,523
Revolve Group, Inc. (a)	9,820	736,893
Shutterstock, Inc.	6,081	736,713
Stitch Fix, Inc. (a)(b)	18,708	647,297
The RealReal, Inc. (a)	21,311	277,682
Waitr Holdings, Inc. (a)(b)	33,364	64,726
Wayfair LLC Class A (a)(b)	20,193	5,030,076
		416,768,008
Leisure Products - 0.2%
Acushnet Holdings Corp. (b)	8,572	436,658
American Outdoor Brands, Inc. (a)	4,211	95,927
AMMO, Inc. (b)	19,250	116,270
Brunswick Corp.	19,948	1,856,959
Callaway Golf Co. (a)	30,443	823,483
Clarus Corp. (b)	6,977	192,426
Hasbro, Inc.	34,080	3,263,501
Johnson Outdoors, Inc. Class A	1,833	194,628
Malibu Boats, Inc. Class A (a)	5,325	375,998
MasterCraft Boat Holdings, Inc. (a)	4,307	115,341
Mattel, Inc. (a)	90,639	1,976,837
Nautilus, Inc. (a)(b)	6,855	70,127
Peloton Interactive, Inc. Class A (a)	70,211	6,420,094
Polaris, Inc.	14,641	1,682,983
Smith & Wesson Brands, Inc.	13,363	287,305
Sturm, Ruger& Co., Inc.	4,356	343,601
Vista Outdoor, Inc. (a)	15,542	650,277
YETI Holdings, Inc. (a)	22,507	2,213,113
		21,115,528
Multiline Retail - 0.5%
Big Lots, Inc. (b)	8,650	382,763
Dillard's, Inc. Class A (b)	1,145	264,655
Dollar General Corp.	61,517	13,627,246
Dollar Tree, Inc. (a)	60,544	6,524,221
Franchise Group, Inc.	6,792	249,946
Kohl's Corp.	40,264	1,954,012
Macy's, Inc.	81,012	2,144,388
Nordstrom, Inc. (a)	29,118	836,560
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	16,023	1,084,116
Target Corp.	128,927	33,472,028
		60,539,935
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	15,730	621,964
Academy Sports & Outdoors, Inc.	22,246	951,684
Advance Auto Parts, Inc.	17,215	3,882,327
America's Car Mart, Inc. (a)	1,611	192,498
American Eagle Outfitters, Inc. (b)	38,939	924,412
Asbury Automotive Group, Inc. (a)	5,117	1,001,448
AutoNation, Inc. (a)(b)	11,211	1,357,876
AutoZone, Inc. (a)	5,609	10,011,168
Barnes & Noble Education, Inc. (a)(b)	8,156	84,659
Bath & Body Works, Inc.	68,600	4,739,574
Bed Bath & Beyond, Inc. (a)(b)	27,459	385,524
Best Buy Co., Inc.	58,963	7,207,637
Big 5 Sporting Goods Corp. (b)	5,235	126,582
Boot Barn Holdings, Inc. (a)	7,900	825,471
Burlington Stores, Inc. (a)	17,275	4,772,910
Caleres, Inc.	10,209	235,420
Camping World Holdings, Inc. (b)	10,855	404,349
CarMax, Inc. (a)	42,603	5,833,203
Carvana Co. Class A (a)(b)	22,073	6,692,092
Chico's FAS, Inc. (a)(b)	29,926	163,396
Citi Trends, Inc. (a)(b)	2,626	203,147
Conn's, Inc. (a)	4,801	106,918
Designer Brands, Inc. Class A (a)(b)	14,979	202,666
Dick's Sporting Goods, Inc.	16,919	2,101,509
Five Below, Inc. (a)	14,712	2,902,678
Floor & Decor Holdings, Inc. Class A (a)	27,686	3,763,081
Foot Locker, Inc.	23,302	1,110,806
GameStop Corp. Class A (a)(b)	16,197	2,972,311
Gap, Inc.	55,743	1,264,809
Genesco, Inc. (a)	3,965	240,239
Group 1 Automotive, Inc.	4,770	857,646
GrowGeneration Corp. (a)(b)	14,098	297,186
Guess?, Inc.	9,255	191,671
Haverty Furniture Companies, Inc.	4,330	124,271
Hibbett, Inc. (b)	3,966	307,127
Leslie's, Inc. (b)	33,958	702,251
Lithia Motors, Inc. Class A (sub. vtg.)	7,970	2,544,183
Lowe's Companies, Inc.	184,325	43,098,872
Lumber Liquidators Holdings, Inc. (a)(b)	6,937	125,421
MarineMax, Inc. (a)(b)	5,526	286,192
Monro, Inc. (b)	8,208	506,926
Murphy U.S.A., Inc.	6,136	999,861
National Vision Holdings, Inc. (a)(b)	21,378	1,317,740
O'Reilly Automotive, Inc.(a)	17,993	11,197,404
OneWater Marine, Inc. Class A	2,255	99,987
Party City Holdco, Inc. (a)(b)	27,207	197,795
Penske Automotive Group, Inc.	8,063	855,081
Petco Health & Wellness Co., Inc. (b)	21,275	526,131
Rent-A-Center, Inc.	15,791	841,029
RH (a)	4,475	2,951,844
Ross Stores, Inc.	93,389	10,571,635
Sally Beauty Holdings, Inc. (a)(b)	28,292	431,736
Shoe Carnival, Inc.	4,120	139,544
Signet Jewelers Ltd.	13,743	1,225,601
Sleep Number Corp. (a)(b)	6,387	564,228
Sonic Automotive, Inc. Class A (sub. vtg.)	6,162	304,588
Sportsman's Warehouse Holdings, Inc. (a)	12,954	223,586
The Aaron's Co., Inc.	8,165	190,979
The Buckle, Inc.	8,129	338,329
The Cato Corp. Class A (sub. vtg.)	5,869	103,470
The Children's Place, Inc. (a)	3,613	299,482
The Home Depot, Inc.	277,109	103,012,500
The ODP Corp. (a)	12,272	531,378
Tilly's, Inc.	6,975	96,813
TJX Companies, Inc.	314,777	20,614,746
Tractor Supply Co.	29,967	6,507,933
TravelCenters of America LLC (a)	3,661	197,365
Ulta Beauty, Inc. (a)	14,316	5,259,126
Urban Outfitters, Inc. (a)	17,298	552,325
Victoria's Secret & Co. (a)	19,404	979,320
Vroom, Inc. (a)(b)	33,247	636,015
Williams-Sonoma, Inc.	19,745	3,667,239
Winmark Corp.	768	178,806
Zumiez, Inc. (a)	5,119	208,343
		290,146,063
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	39,082	2,080,726
Carter's, Inc.	12,103	1,192,388
Columbia Sportswear Co.	9,185	953,770
Crocs, Inc. (a)	16,397	2,647,296
Deckers Outdoor Corp. (a)	7,258	2,869,160
Fossil Group, Inc. (a)	12,490	147,632
G-III Apparel Group Ltd. (a)(b)	12,008	344,149
Hanesbrands, Inc.	89,260	1,520,990
Kontoor Brands, Inc.	12,631	669,443
Lakeland Industries, Inc. (a)(b)	1,881	39,332
Levi Strauss & Co. Class A	23,888	625,388
lululemon athletica, Inc. (a)	30,907	14,402,971
Movado Group, Inc. (b)	4,163	138,628
NIKE, Inc. Class B	333,229	55,745,879
Oxford Industries, Inc.	4,128	382,748
PVH Corp.	18,412	2,012,984
Ralph Lauren Corp.	12,770	1,623,961
Samsonite International SA (a)(d)	363,300	782,586
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	34,966	1,615,779
Steven Madden Ltd.	20,418	920,852
Superior Group of Companies, Inc.	2,637	68,536
Tapestry, Inc.	73,791	2,876,373
Under Armour, Inc.:
Class A (sub. vtg.) (a)	57,183	1,255,739
Class C (non-vtg.) (a)	44,035	831,381
Unifi, Inc. (a)	3,888	93,390
Vera Bradley, Inc. (a)	5,254	51,542
VF Corp.	85,118	6,203,400
Wolverine World Wide, Inc.	21,326	707,383
		102,804,406

TOTAL CONSUMER DISCRETIONARY		1,546,640,440

CONSUMER STAPLES - 5.1%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	2,479	1,220,858
Brown-Forman Corp. Class B (non-vtg.)	47,467	3,222,535
Celsius Holdings, Inc. (a)	9,802	946,089
Coca-Cola Bottling Co. Consolidated	1,209	485,293
Constellation Brands, Inc. Class A (sub. vtg.)	44,019	9,543,759
Keurig Dr. Pepper, Inc.	192,761	6,956,744
MGP Ingredients, Inc.	3,388	217,543
Molson Coors Beverage Co. Class B	50,448	2,224,252
Monster Beverage Corp. (a)	98,108	8,339,180
National Beverage Corp. (b)	5,729	323,116
Newage, Inc. (a)(b)	30,286	44,823
PepsiCo, Inc.	359,941	58,166,466
The Coca-Cola Co.	1,011,706	57,029,867
		148,720,525
Food & Staples Retailing - 1.2%
Andersons, Inc.	7,434	253,202
BJ's Wholesale Club Holdings, Inc. (a)	35,293	2,062,523
Blue Apron Holdings, Inc.:
rights 10/28/21 (a)(c)	2,361	0
Class A (a)(b)	2,361	21,603
Casey's General Stores, Inc.	9,809	1,878,816
Chefs' Warehouse Holdings (a)	8,148	284,121
Costco Wholesale Corp.	115,204	56,627,374
Grocery Outlet Holding Corp. (a)(b)	21,819	484,164
Ingles Markets, Inc. Class A	3,466	239,813
Kroger Co.	177,557	7,105,831
Natural Grocers by Vitamin Cottage, Inc.	3,943	48,026
Performance Food Group Co. (a)	39,806	1,800,425
PriceSmart, Inc.	6,829	491,347
Rite Aid Corp. (a)(b)	13,921	189,186
SpartanNash Co.	8,930	206,640
Sprouts Farmers Market LLC (a)	30,121	666,879
Sysco Corp.	133,741	10,284,683
U.S. Foods Holding Corp. (a)	57,338	1,987,908
United Natural Foods, Inc. (a)	14,695	637,616
Walgreens Boots Alliance, Inc.	187,618	8,821,798
Walmart, Inc.	372,106	55,600,079
Weis Markets, Inc.	4,143	233,292
		149,925,326
Food Products - 0.9%
Archer Daniels Midland Co.	146,609	9,418,162
B&G Foods, Inc. Class A (b)	16,094	473,807
Beyond Meat, Inc. (a)(b)	15,571	1,541,218
Bunge Ltd.	37,218	3,447,876
Cal-Maine Foods, Inc. (a)(b)	9,757	351,837
Calavo Growers, Inc.	4,411	177,322
Campbell Soup Co.	52,597	2,101,250
Conagra Brands, Inc.	126,366	4,068,985
Darling Ingredients, Inc. (a)	42,547	3,596,072
Flowers Foods, Inc.	53,617	1,327,021
Fresh Del Monte Produce, Inc.	7,850	262,897
Freshpet, Inc. (a)	11,384	1,774,879
General Mills, Inc.	158,435	9,791,283
Hormel Foods Corp.	73,898	3,127,363
Hostess Brands, Inc. Class A (a)	34,378	650,088
Ingredion, Inc.	17,286	1,646,146
J&J Snack Foods Corp. (b)	3,872	571,314
John B. Sanfilippo & Son, Inc.	2,544	214,968
Kellogg Co.	66,620	4,083,806
Laird Superfood, Inc. (a)(b)	652	11,384
Lamb Weston Holdings, Inc.	37,466	2,114,956
Lancaster Colony Corp.	5,109	868,530
Landec Corp. (a)	6,145	59,729
McCormick & Co., Inc. (non-vtg.)	65,696	5,270,790
Mondelez International, Inc.	364,209	22,122,055
Pilgrim's Pride Corp. (a)	12,687	357,266
Post Holdings, Inc. (a)	15,366	1,559,342
Sanderson Farms, Inc.	5,453	1,033,071
Seaboard Corp.	62	238,701
Seneca Foods Corp. Class A (a)	1,775	91,643
The Hain Celestial Group, Inc. (a)	21,746	975,743
The Hershey Co.	38,053	6,672,594
The J.M. Smucker Co.	28,495	3,500,896
The Kraft Heinz Co.	175,754	6,307,811
The Simply Good Foods Co. (a)	22,811	904,456
Tootsie Roll Industries, Inc. (b)	4,228	133,816
TreeHouse Foods, Inc. (a)(b)	14,898	538,414
Tyson Foods, Inc. Class A	77,084	6,164,407
Vital Farms, Inc. (a)(b)	4,562	74,908
Whole Earth Brands, Inc. Class A (a)(b)	12,713	154,209
		107,781,015
Household Products - 1.1%
Central Garden & Pet Co. (a)(b)	2,074	106,977
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,950	505,890
Church & Dwight Co., Inc.	64,534	5,637,690
Colgate-Palmolive Co.	219,875	16,752,276
Energizer Holdings, Inc.	15,514	565,796
Kimberly-Clark Corp.	88,085	11,406,127
Procter & Gamble Co.	632,359	90,421,013
Reynolds Consumer Products, Inc.	13,093	353,249
Spectrum Brands Holdings, Inc.	11,021	1,033,219
The Clorox Co.	32,166	5,243,380
WD-40 Co. (b)	3,444	781,788
		132,807,405
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)(b)	10,504	281,717
Coty, Inc. Class A (a)	86,892	736,844
Edgewell Personal Care Co. (b)	14,404	503,996
elf Beauty, Inc. (a)(b)	13,283	429,174
Estee Lauder Companies, Inc. Class A	60,546	19,636,884
Herbalife Nutrition Ltd. (a)	26,366	1,223,382
Inter Parfums, Inc.	4,739	437,789
MediFast, Inc.	3,012	591,165
Nu Skin Enterprises, Inc. Class A	13,313	534,517
The Honest Co., Inc. (b)	7,686	70,327
USANA Health Sciences, Inc. (a)	3,023	293,412
Veru, Inc. (a)	14,505	118,506
		24,857,713
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	34,212	93,741
Altria Group, Inc.	481,555	21,241,391
Philip Morris International, Inc.	406,615	38,441,382
Turning Point Brands, Inc. (b)	4,219	161,039
Universal Corp.	5,824	273,728
Vector Group Ltd.	32,136	426,123
		60,637,404

TOTAL CONSUMER STAPLES		624,729,388

ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Archrock, Inc.	34,643	283,726
Aspen Aerogels, Inc. (a)	6,778	369,130
Baker Hughes Co. Class A	217,273	5,449,207
Bristow Group, Inc. (a)	6,004	207,738
Cactus, Inc.	15,772	686,082
Championx Corp. (a)	51,443	1,349,350
Core Laboratories NV	11,064	287,775
DMC Global, Inc. (a)(b)	5,455	227,910
Dril-Quip, Inc. (a)	10,241	241,278
Expro Group Holdings NV (a)(b)	8,330	142,860
Halliburton Co.	230,902	5,770,241
Helix Energy Solutions Group, Inc. (a)(b)	35,286	133,381
Helmerich & Payne, Inc.	27,440	851,738
Liberty Oilfield Services, Inc. Class A (a)(b)	28,155	363,763
Nabors Industries Ltd. (a)	2,045	209,613
Newpark Resources, Inc. (a)	19,393	65,936
Nextier Oilfield Solutions, Inc. (a)	44,329	197,707
NOV, Inc. (a)	102,756	1,440,639
Oceaneering International, Inc. (a)	24,507	333,295
Oil States International, Inc. (a)	15,609	94,591
Patterson-UTI Energy, Inc.	46,345	396,713
ProPetro Holding Corp. (a)	22,724	217,923
RPC, Inc. (a)(b)	14,455	77,912
Schlumberger Ltd.	366,468	11,822,258
Select Energy Services, Inc. Class A (a)	14,860	89,309
Solaris Oilfield Infrastructure, Inc. Class A	6,688	50,762
TechnipFMC PLC (a)	106,496	784,876
TETRA Technologies, Inc. (a)	32,237	104,126
Tidewater, Inc. (a)(b)	9,561	115,975
Transocean Ltd. (United States) (a)(b)	158,221	558,520
U.S. Silica Holdings, Inc. (a)	18,441	178,509
		33,102,843
Oil, Gas & Consumable Fuels - 2.5%
Alto Ingredients, Inc. (a)(b)	17,710	94,217
Antero Resources Corp. (a)	74,371	1,477,752
APA Corp.	97,347	2,551,465
Arch Resources, Inc. (b)	3,845	350,203
Berry Corp.	15,930	153,087
Bonanza Creek Energy, Inc.	8,095	454,453
Brigham Minerals, Inc. Class A	13,726	318,169
Callon Petroleum Co. (a)	10,131	524,077
Centennial Resource Development, Inc. Class A (a)(b)	51,061	367,639
Cheniere Energy, Inc.	61,843	6,394,566
Chevron Corp.	504,039	57,707,425
Clean Energy Fuels Corp. (a)(b)	44,232	407,819
CNX Resources Corp. (a)(b)	54,631	798,159
Comstock Resources, Inc. (a)	24,290	239,742
ConocoPhillips Co.	349,573	26,039,693
CONSOL Energy, Inc. (a)	8,413	231,442
Contango Oil & Gas Co. (a)(b)	33,829	139,714
Continental Resources, Inc.	15,097	736,885
Coterra Energy, Inc.	103,144	2,199,030
CVR Energy, Inc. (b)	7,010	134,382
Delek U.S. Holdings, Inc. (a)	19,703	383,223
Denbury, Inc. (a)	13,331	1,128,602
Devon Energy Corp.	164,793	6,604,903
Diamondback Energy, Inc.	44,137	4,731,045
DT Midstream, Inc.	25,112	1,204,372
EOG Resources, Inc.	152,516	14,101,629
EQT Corp. (a)	72,847	1,450,384
Equitrans Midstream Corp.	106,016	1,093,025
Exxon Mobil Corp.	1,103,938	71,170,883
Green Plains, Inc. (a)(b)	13,993	531,034
Hess Corp.	72,061	5,950,077
HollyFrontier Corp.	37,969	1,283,352
International Seaways, Inc.	11,283	198,017
Kinder Morgan, Inc.	509,705	8,537,559
Kosmos Energy Ltd. (a)	102,280	368,208
Laredo Petroleum, Inc. (a)(b)	3,507	264,428
Magnolia Oil & Gas Corp. Class A	37,277	778,344
Marathon Oil Corp.	207,467	3,385,861
Marathon Petroleum Corp.	166,547	10,980,444
Matador Resources Co.	29,016	1,214,320
Murphy Oil Corp.	38,576	1,073,570
National Energy Services Reunited Corp. (a)(b)	9,369	109,617
Northern Oil & Gas, Inc.	13,949	323,059
Occidental Petroleum Corp.	232,042	7,780,368
ONEOK, Inc.	115,884	7,372,540
Ovintiv, Inc.	68,052	2,553,311
Par Pacific Holdings, Inc. (a)	11,124	171,977
PBF Energy, Inc. Class A (a)	24,600	359,406
PDC Energy, Inc.	25,466	1,332,126
Peabody Energy Corp. (a)	21,858	259,892
Phillips 66 Co.	114,217	8,541,147
Pioneer Natural Resources Co.	59,268	11,081,931
Range Resources Corp. (a)	68,275	1,592,173
Ranger Oil Corp. (a)	3,655	120,761
Renewable Energy Group, Inc. (a)	13,158	842,112
Rex American Resources Corp. (a)	1,370	120,492
SM Energy Co.	31,198	1,070,715
Southwestern Energy Co. (a)	175,527	856,572
Talos Energy, Inc. (a)	11,959	155,108
Targa Resources Corp.	59,641	3,260,573
Teekay Corp. (a)	20,995	74,322
Teekay Tankers Ltd. (a)(b)	6,971	96,757
Tellurian, Inc. (a)(b)	99,070	388,354
The Williams Companies, Inc.	317,742	8,925,373
Uranium Energy Corp. (a)(b)	62,904	234,003
Valero Energy Corp.	107,106	8,282,507
W&T Offshore, Inc. (a)	21,580	88,694
World Fuel Services Corp.	16,095	491,380
		304,238,469

TOTAL ENERGY		337,341,312

FINANCIALS - 11.9%
Banks - 4.4%
1st Source Corp.	3,680	177,670
Allegiance Bancshares, Inc.	5,293	207,327
Ameris Bancorp	17,463	914,887
Associated Banc-Corp.	40,575	904,011
Atlantic Union Bankshares Corp.	20,870	748,607
Banc of California, Inc.	12,619	256,544
BancFirst Corp.	4,688	304,767
Bancorp, Inc., Delaware (a)	14,322	437,537
Bank of America Corp.	1,930,679	92,247,843
Bank of Hawaii Corp.	10,631	898,320
Bank OZK	31,747	1,418,138
BankUnited, Inc.	26,243	1,064,416
Banner Corp.	9,505	549,009
Berkshire Hills Bancorp, Inc.	14,003	380,181
BOK Financial Corp.	8,125	822,006
Brookline Bancorp, Inc., Delaware	18,776	301,355
Bryn Mawr Bank Corp.	4,662	216,037
Cadence Bank	28,710	833,164
Camden National Corp.	3,358	159,841
Cathay General Bancorp	20,841	879,282
Central Pacific Financial Corp.	6,096	167,579
CIT Group, Inc.	25,675	1,271,683
Citigroup, Inc.	528,546	36,554,241
Citizens Financial Group, Inc.	112,469	5,328,781
City Holding Co.	3,715	295,640
Columbia Banking Systems, Inc. (b)	18,878	644,306
Comerica, Inc.	34,530	2,938,158
Commerce Bancshares, Inc.	27,845	1,963,351
Community Bank System, Inc.	13,657	978,797
Community Trust Bancorp, Inc.	3,056	133,486
ConnectOne Bancorp, Inc.	10,361	349,477
CrossFirst Bankshares, Inc. (a)	10,288	146,398
Cullen/Frost Bankers, Inc.	14,407	1,865,707
Customers Bancorp, Inc. (a)	8,548	455,523
CVB Financial Corp.	33,038	661,421
Dime Community Bancshares, Inc. (b)	9,573	341,565
Eagle Bancorp, Inc.	7,971	451,079
East West Bancorp, Inc.	37,707	2,996,952
Eastern Bankshares, Inc.	44,646	927,297
Enterprise Financial Services Corp.	10,695	502,879
FB Financial Corp.	9,960	451,487
Fifth Third Bancorp	179,508	7,813,983
First Bancorp, North Carolina	7,936	384,261
First Bancorp, Puerto Rico	54,413	742,737
First Bancshares, Inc.	5,109	205,637
First Busey Corp.	13,443	342,662
First Citizens Bancshares, Inc. (b)	1,848	1,504,087
First Commonwealth Financial Corp.	28,076	429,563
First Financial Bancorp, Ohio	26,112	620,943
First Financial Bankshares, Inc.	33,552	1,701,757
First Financial Corp., Indiana	2,595	111,196
First Foundation, Inc.	9,716	258,543
First Hawaiian, Inc.	34,142	941,978
First Horizon National Corp.	142,960	2,426,031
First Interstate Bancsystem, Inc.	9,147	380,241
First Merchants Corp.	14,341	596,299
First Midwest Bancorp, Inc., Delaware	27,790	534,958
First Republic Bank	46,186	9,991,417
Five Star Bancorp	2,181	59,803
Flushing Financial Corp.	7,540	181,111
FNB Corp., Pennsylvania	83,356	971,097
Fulton Financial Corp.	40,196	647,156
German American Bancorp, Inc.	6,120	241,250
Glacier Bancorp, Inc.	25,633	1,417,249
Great Southern Bancorp, Inc.	2,261	127,588
Great Western Bancorp, Inc.	15,035	511,942
Hancock Whitney Corp.	22,693	1,122,850
Hanmi Financial Corp.	7,435	164,983
HarborOne Bancorp, Inc.	13,521	194,297
Heartland Financial U.S.A., Inc.	9,639	483,107
Heritage Commerce Corp.	14,178	169,994
Heritage Financial Corp., Washington	7,957	197,652
Hilltop Holdings, Inc.	17,032	603,614
Home Bancshares, Inc.	37,998	902,832
Hope Bancorp, Inc.	33,335	486,358
Horizon Bancorp, Inc. Indiana	8,147	155,363
Huntington Bancshares, Inc.	388,378	6,113,070
Independent Bank Corp.	4,722	106,387
Independent Bank Corp., Massachusetts	8,598	726,531
Independent Bank Group, Inc.	10,673	771,551
International Bancshares Corp.	14,519	615,606
Investors Bancorp, Inc.	59,225	906,143
JPMorgan Chase & Co.	778,964	132,338,194
KeyCorp	253,107	5,889,800
Lakeland Bancorp, Inc.	10,958	197,025
Lakeland Financial Corp. (b)	6,615	475,420
Live Oak Bancshares, Inc. (b)	8,207	731,900
M&T Bank Corp.	33,837	4,978,099
Midland States Bancorp, Inc.	4,640	119,062
National Bank Holdings Corp.	7,361	319,247
NBT Bancorp, Inc.	10,551	387,116
Nicolet Bankshares, Inc. (a)	2,603	187,130
OceanFirst Financial Corp.	14,505	321,576
OFG Bancorp	14,165	366,874
Old National Bancorp, Indiana (b)	42,804	731,092
Origin Bancorp, Inc.	4,990	222,554
Pacific Premier Bancorp, Inc.	27,011	1,134,192
PacWest Bancorp	29,764	1,412,897
Park National Corp.	3,422	440,035
Peoples Bancorp, Inc.	8,186	261,625
Peoples United Financial, Inc.	112,115	1,921,651
Pinnacle Financial Partners, Inc.	19,629	1,895,573
PNC Financial Services Group, Inc.	110,903	23,403,860
Popular, Inc.	20,779	1,692,242
Preferred Bank, Los Angeles	3,880	266,052
Prosperity Bancshares, Inc.	23,711	1,785,675
QCR Holdings, Inc.	3,470	191,336
Regions Financial Corp.	252,435	5,977,661
Renasant Corp. (b)	14,131	528,641
S&T Bancorp, Inc.	10,663	325,861
Sandy Spring Bancorp, Inc.	12,493	592,918
Seacoast Banking Corp., Florida	13,443	489,728
ServisFirst Bancshares, Inc.	14,008	1,124,982
Signature Bank	15,744	4,688,878
Silvergate Capital Corp. (a)	6,817	1,067,679
Simmons First National Corp. Class A	29,037	867,916
Southside Bancshares, Inc.	7,531	311,181
Southstate Corp.	18,291	1,428,344
Sterling Bancorp	50,666	1,289,450
Stock Yards Bancorp, Inc.	6,333	387,896
SVB Financial Group (a)	15,343	11,007,068
Synovus Financial Corp.	38,349	1,786,680
Texas Capital Bancshares, Inc. (a)	13,336	808,162
Tompkins Financial Corp.	3,424	281,145
TowneBank	16,523	520,805
Trico Bancshares	7,770	340,559
TriState Capital Holdings, Inc. (a)	8,421	253,051
Triumph Bancorp, Inc. (a)	5,967	699,929
Truist Financial Corp.	348,664	22,129,704
Trustmark Corp.	15,910	506,097
U.S. Bancorp	352,314	21,269,196
UMB Financial Corp.	11,091	1,096,013
Umpqua Holdings Corp.	57,517	1,176,223
United Bankshares, Inc., West Virginia	32,692	1,209,277
United Community Bank, Inc.	23,449	816,963
Univest Corp. of Pennsylvania	7,262	208,419
Valley National Bancorp	104,908	1,391,080
Veritex Holdings, Inc.	14,573	596,764
Washington Trust Bancorp, Inc.	3,825	209,075
Webster Financial Corp.	23,880	1,336,325
Wells Fargo & Co.	1,070,995	54,792,104
WesBanco, Inc.	17,781	618,245
Westamerica Bancorp.	6,256	348,835
Western Alliance Bancorp.	26,896	3,122,357
Wintrust Financial Corp.	14,724	1,303,074
Zions Bancorp NA	41,887	2,638,462
		541,227,550
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	10,667	1,790,776
Ameriprise Financial, Inc.	29,735	8,983,836
Apollo Global Management LLC Class A	54,756	4,213,474
Ares Management Corp.	42,806	3,627,380
Artisan Partners Asset Management, Inc.	17,413	862,640
Assetmark Financial Holdings, Inc. (a)	4,688	120,200
B. Riley Financial, Inc.	4,563	326,985
Bank of New York Mellon Corp.	207,145	12,262,984
BGC Partners, Inc. Class A	95,285	511,680
BlackRock, Inc. Class A	37,277	35,169,358
Blackstone, Inc.	178,942	24,769,152
Blucora, Inc. (a)	11,383	188,047
BrightSphere Investment Group, Inc.	15,188	455,336
Carlyle Group LP	35,637	2,001,018
Cboe Global Markets, Inc.	27,681	3,652,231
Charles Schwab Corp.	391,522	32,116,550
CME Group, Inc.	93,570	20,636,864
Cohen & Steers, Inc.	6,732	638,799
Coinbase Global, Inc. (a)	7,403	2,364,666
Cowen Group, Inc. Class A	6,988	263,657
Diamond Hill Investment Group, Inc.	824	178,693
Donnelley Financial Solutions, Inc. (a)	7,283	279,085
Evercore, Inc. Class A	10,237	1,554,386
FactSet Research Systems, Inc.	9,862	4,377,643
Federated Hermes, Inc.	26,074	868,525
Focus Financial Partners, Inc. Class A (a)	13,215	830,695
Franklin Resources, Inc.	73,013	2,299,179
Goldman Sachs Group, Inc.	87,868	36,320,238
Greenhill & Co., Inc. (b)	3,173	49,880
Hamilton Lane, Inc. Class A	9,133	954,490
Houlihan Lokey	13,149	1,473,740
Interactive Brokers Group, Inc.	22,634	1,603,619
Intercontinental Exchange, Inc.	146,617	20,300,590
Invesco Ltd.	88,284	2,243,296
Janus Henderson Group PLC	45,172	2,100,498
Jefferies Financial Group, Inc.	51,705	2,223,315
KKR & Co. LP	152,042	12,113,186
Lazard Ltd. Class A	29,659	1,452,994
LPL Financial	20,834	3,417,193
MarketAxess Holdings, Inc.	9,958	4,069,536
Moelis & Co. Class A	15,668	1,139,690
Moody's Corp.	42,164	17,040,581
Morgan Stanley	380,545	39,112,415
Morningstar, Inc.	6,147	1,947,062
MSCI, Inc.	21,502	14,296,250
NASDAQ, Inc.	30,495	6,399,986
Northern Trust Corp.	54,581	6,715,646
Open Lending Corp. (a)	26,944	849,275
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,180	113,469
Piper Jaffray Companies	3,907	643,444
PJT Partners, Inc. (b)	6,443	526,973
Raymond James Financial, Inc.	48,585	4,789,995
S&P Global, Inc.	62,785	29,770,136
Sculptor Capital Management, Inc. Class A	5,150	136,475
SEI Investments Co.	27,863	1,756,484
State Street Corp.	95,588	9,420,197
StepStone Group, Inc. Class A	10,724	503,814
Stifel Financial Corp.	27,174	1,980,169
StoneX Group, Inc. (a)	4,055	280,241
T. Rowe Price Group, Inc.	59,116	12,821,078
Tradeweb Markets, Inc. Class A	27,605	2,459,606
Victory Capital Holdings, Inc.	4,116	155,996
Virtu Financial, Inc. Class A	23,207	577,390
Virtus Investment Partners, Inc.	1,950	624,000
WisdomTree Investments, Inc.	26,835	171,476
		407,898,262
Consumer Finance - 0.7%
Ally Financial, Inc.	94,824	4,526,898
American Express Co.	167,803	29,160,805
Capital One Financial Corp.	116,472	17,590,766
Credit Acceptance Corp. (a)(b)	2,298	1,374,687
CURO Group Holdings Corp.	6,864	117,924
Discover Financial Services	78,359	8,879,642
Encore Capital Group, Inc. (a)(b)	7,663	413,955
Enova International, Inc. (a)(b)	9,902	321,221
EZCORP, Inc. (non-vtg.) Class A (a)	13,613	101,553
First Cash Financial Services, Inc.	10,574	935,482
Green Dot Corp. Class A (a)	15,334	649,548
LendingClub Corp. (a)	25,383	1,166,603
LendingTree, Inc. (a)(b)	3,097	499,825
Navient Corp.	42,994	846,982
Nelnet, Inc. Class A	5,163	426,619
OneMain Holdings, Inc.	26,331	1,390,540
PRA Group, Inc. (a)(b)	11,811	506,456
PROG Holdings, Inc.	16,992	687,326
SLM Corp.	79,008	1,449,797
Synchrony Financial	149,197	6,930,201
Upstart Holdings, Inc.	12,050	3,880,582
World Acceptance Corp. (a)(b)	956	177,233
		82,034,645
Diversified Financial Services - 1.2%
A-Mark Precious Metals, Inc.	2,150	161,229
Berkshire Hathaway, Inc. Class B (a)	482,667	138,530,256
Cannae Holdings, Inc. (a)	21,553	734,957
Equitable Holdings, Inc.	99,077	3,319,080
Voya Financial, Inc.	29,278	2,042,726
		144,788,248
Insurance - 2.0%
AFLAC, Inc.	160,640	8,621,549
Alleghany Corp. (a)	3,568	2,324,124
Allstate Corp.	77,043	9,527,908
AMBAC Financial Group, Inc. (a)	11,780	199,200
American Equity Investment Life Holding Co.	21,743	692,949
American Financial Group, Inc.	17,187	2,338,119
American International Group, Inc.	223,143	13,185,520
American National Group, Inc.	3,263	619,024
Amerisafe, Inc.	4,608	273,208
Aon PLC	58,863	18,831,451
Arch Capital Group Ltd. (a)	102,833	4,300,476
Argo Group International Holdings, Ltd.	8,588	473,199
Arthur J. Gallagher & Co.	53,784	9,017,963
Assurant, Inc.	15,180	2,448,686
Assured Guaranty Ltd.	18,626	1,035,233
Athene Holding Ltd. (a)	34,118	2,968,607
Axis Capital Holdings Ltd.	20,116	1,047,440
Brighthouse Financial, Inc. (a)	21,971	1,103,603
Brown & Brown, Inc.	60,775	3,835,510
BRP Group, Inc. (a)	13,556	494,794
Chubb Ltd.	114,309	22,333,692
Cincinnati Financial Corp.	39,332	4,776,478
CNO Financial Group, Inc.	33,725	814,122
eHealth, Inc. (a)	6,395	283,618
Employers Holdings, Inc.	6,952	268,347
Enstar Group Ltd. (a)	3,359	775,190
Erie Indemnity Co. Class A	6,490	1,335,707
Everest Re Group Ltd.	10,511	2,748,627
Fidelity National Financial, Inc.	74,099	3,550,083
First American Financial Corp.	29,094	2,127,935
Genworth Financial, Inc. Class A (a)	125,670	516,504
Globe Life, Inc.	24,199	2,154,195
GoHealth, Inc. (a)	19,265	104,031
Goosehead Insurance (b)	5,014	723,520
Greenlight Capital Re, Ltd. (a)(b)	6,458	47,983
Hanover Insurance Group, Inc.	9,491	1,195,866
Hartford Financial Services Group, Inc.	90,752	6,618,543
HCI Group, Inc.	1,585	212,406
Heritage Insurance Holdings, Inc.	5,941	38,854
Horace Mann Educators Corp.	10,799	423,105
James River Group Holdings Ltd.	9,405	300,490
Kemper Corp.	15,715	997,588
Kinsale Capital Group, Inc.	5,583	1,044,858
Lemonade, Inc. (a)(b)	9,980	620,357
Lincoln National Corp.	46,532	3,357,284
Loews Corp.	53,058	2,974,962
Markel Corp. (a)	3,562	4,677,369
Marsh & McLennan Companies, Inc.	131,833	21,989,744
MBIA, Inc. (a)(b)	12,552	195,058
Mercury General Corp.	6,709	365,573
MetLife, Inc.	190,056	11,935,517
National Western Life Group, Inc.	538	115,675
Old Republic International Corp.	74,708	1,929,708
Palomar Holdings, Inc. (a)	6,545	598,540
Primerica, Inc.	10,123	1,703,094
Principal Financial Group, Inc.	65,921	4,422,640
ProAssurance Corp. (b)	15,146	346,995
Progressive Corp.	152,390	14,458,763
Prudential Financial, Inc.	100,841	11,097,552
Reinsurance Group of America, Inc.	17,599	2,078,090
RenaissanceRe Holdings Ltd.	12,178	1,726,840
RLI Corp.	10,928	1,183,612
Root, Inc. (b)	23,853	110,678
Safety Insurance Group, Inc.	3,639	285,334
Selective Insurance Group, Inc.	15,502	1,214,892
Selectquote, Inc. (a)(b)	32,478	431,633
Siriuspoint Ltd. (a)(b)	21,837	205,268
Stewart Information Services Corp.	6,487	461,680
The Travelers Companies, Inc.	64,975	10,453,178
Trean Insurance Group, Inc. (a)	4,901	46,069
Trupanion, Inc. (a)	9,066	928,358
United Fire Group, Inc. (b)	5,012	102,395
Universal Insurance Holdings, Inc.	8,298	122,561
Unum Group	54,582	1,390,204
W.R. Berkley Corp.	36,860	2,934,056
White Mountains Insurance Group Ltd.	838	884,082
Willis Towers Watson PLC	33,675	8,158,779
		250,236,845
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	3,260	37,718
AGNC Investment Corp.	138,022	2,197,310
Annaly Capital Management, Inc.	376,493	3,185,131
Apollo Commercial Real Estate Finance, Inc.	34,572	523,420
Arbor Realty Trust, Inc.	36,497	733,955
Ares Commercial Real Estate Corp.	14,498	226,459
Armour Residential REIT, Inc.	21,650	227,758
Blackstone Mortgage Trust, Inc.	40,207	1,322,810
BrightSpire Capital, Inc.	22,563	221,343
Broadmark Realty Capital, Inc.	33,431	345,008
Cherry Hill Mortgage Investment Corp.	4,889	44,588
Chimera Investment Corp.	59,678	931,574
Dynex Capital, Inc.	8,028	140,490
Ellington Financial LLC	14,132	256,920
Franklin BSP Realty Trust, Inc. (a)	9,162	150,348
Granite Point Mortgage Trust, Inc.	14,174	189,932
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,153	1,217,241
Invesco Mortgage Capital, Inc.	75,655	237,557
KKR Real Estate Finance Trust, Inc. (b)	10,964	238,028
Ladder Capital Corp. Class A	31,085	373,020
MFA Financial, Inc.	102,540	462,455
New Residential Investment Corp.	119,762	1,360,496
New York Mortgage Trust, Inc.	96,656	424,320
Orchid Island Capital, Inc.	37,543	186,213
PennyMac Mortgage Investment Trust	25,716	518,177
Ready Capital Corp.	15,800	244,426
Redwood Trust, Inc.	29,567	400,929
Starwood Property Trust, Inc.	79,129	2,015,416
TPG RE Finance Trust, Inc.	13,740	179,582
Two Harbors Investment Corp.	84,797	544,397
Western Asset Mortgage Capital Corp.	9,566	24,106
		19,161,127
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)(b)	13,690	725,570
Capitol Federal Financial, Inc.	37,390	453,541
Columbia Financial, Inc. (a)	11,387	212,026
Essent Group Ltd.	29,562	1,418,976
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,557	322,412
Flagstar Bancorp, Inc.	13,679	645,512
HomeStreet, Inc.	5,190	244,760
Kearny Financial Corp.	22,911	307,466
Merchants Bancorp	3,898	173,188
Meridian Bancorp, Inc. Maryland	13,028	302,250
Meta Financial Group, Inc.	8,154	452,058
MGIC Investment Corp.	88,705	1,433,473
Mr. Cooper Group, Inc. (a)	21,903	960,228
New York Community Bancorp, Inc.	121,167	1,506,106
NMI Holdings, Inc. (a)	22,788	553,293
Northfield Bancorp, Inc.	10,186	178,764
Northwest Bancshares, Inc.	34,942	482,200
Ocwen Financial Corp. (a)(b)	2,028	63,699
PennyMac Financial Services, Inc.	8,684	538,929
Premier Financial Corp.	10,612	338,311
Provident Financial Services, Inc.	21,201	524,937
Radian Group, Inc.	48,354	1,154,210
Rocket Companies, Inc. (b)	35,521	585,386
TFS Financial Corp.	11,563	225,016
Trustco Bank Corp., New York	3,944	132,361
Walker & Dunlop, Inc.	7,448	968,761
Washington Federal, Inc.	17,907	633,192
Waterstone Financial, Inc.	4,272	88,302
WSFS Financial Corp.	11,924	617,782
		16,242,709

TOTAL FINANCIALS		1,461,589,386

HEALTH CARE - 13.2%
Biotechnology - 2.5%
4D Molecular Therapeutics, Inc. (b)	5,891	141,561
AbbVie, Inc.	460,943	52,856,334
Abeona Therapeutics, Inc. (a)	11,891	9,659
ACADIA Pharmaceuticals, Inc. (a)	29,541	530,261
Acceleron Pharma, Inc. (a)	13,978	2,434,688
ADMA Biologics, Inc. (a)	17,199	22,187
Adverum Biotechnologies, Inc. (a)(b)	19,121	43,405
Aeglea BioTherapeutics, Inc. (a)	12,230	89,524
Agenus, Inc. (a)	57,153	219,468
Agios Pharmaceuticals, Inc. (a)(b)	14,775	694,425
Akebia Therapeutics, Inc. (a)(b)	43,141	123,815
Akero Therapeutics, Inc. (a)(b)	4,898	105,258
Akouos, Inc. (a)(b)	2,627	24,484
Albireo Pharma, Inc. (a)(b)	5,289	154,545
Aldeyra Therapeutics, Inc. (a)(b)	10,975	99,873
Alector, Inc. (a)(b)	15,297	332,557
Aligos Therapeutics, Inc.	5,684	90,546
Alkermes PLC (a)	41,486	1,256,611
Allakos, Inc. (a)	9,325	937,909
Allogene Therapeutics, Inc. (a)(b)	20,113	346,748
Allovir, Inc. (a)(b)	8,322	199,811
Alnylam Pharmaceuticals, Inc. (a)	31,064	4,956,572
Altimmune, Inc. (a)(b)	7,125	76,950
ALX Oncology Holdings, Inc. (a)	5,646	316,402
Amgen, Inc.	148,208	30,674,610
Amicus Therapeutics, Inc. (a)	63,899	670,940
AnaptysBio, Inc. (a)	5,167	169,994
Anavex Life Sciences Corp. (a)(b)	20,300	380,422
Anika Therapeutics, Inc. (a)	3,908	162,768
Annexon, Inc. (a)(b)	7,426	121,118
Apellis Pharmaceuticals, Inc. (a)	18,605	571,918
Applied Genetic Technologies Corp. (a)(b)	10,973	28,420
Applied Molecular Transport, Inc. (a)(b)	3,380	76,118
Applied Therapeutics, Inc. (a)(b)	4,011	58,841
Arbutus Biopharma Corp. (a)	19,481	78,508
Arcturus Therapeutics Holdings, Inc. (a)(b)	5,382	241,921
Arcus Biosciences, Inc. (a)(b)	12,725	425,524
Arcutis Biotherapeutics, Inc. (a)(b)	7,698	163,044
Ardelyx, Inc. (a)(b)	19,519	23,618
Arena Pharmaceuticals, Inc. (a)	16,240	932,014
Arrowhead Pharmaceuticals, Inc. (a)	27,582	1,760,283
Assembly Biosciences, Inc. (a)	20,246	63,775
Atara Biotherapeutics, Inc. (a)	20,360	315,173
Athenex, Inc. (a)(b)	15,684	39,837
Athersys, Inc. (a)(b)	39,608	46,341
Atreca, Inc. (a)(b)	5,317	27,542
Avid Bioservices, Inc. (a)(b)	16,156	495,666
Avidity Biosciences, Inc. (a)(b)	11,375	255,938
Avita Medical, Inc. (a)	6,299	103,745
AVROBIO, Inc. (a)	9,555	53,699
Beam Therapeutics, Inc. (a)(b)	11,339	1,006,563
BeyondSpring, Inc. (a)(b)	7,393	102,171
BioAtla, Inc. (b)	4,776	139,602
BioCryst Pharmaceuticals, Inc. (a)(b)	44,571	665,445
Biogen, Inc. (a)	38,905	10,375,185
Biohaven Pharmaceutical Holding Co. Ltd. (a)	14,966	2,129,961
BioMarin Pharmaceutical, Inc. (a)	47,703	3,779,509
BioXcel Therapeutics, Inc. (a)(b)	5,631	164,087
Black Diamond Therapeutics, Inc. (a)(b)	2,980	22,827
bluebird bio, Inc. (a)	17,134	401,107
Blueprint Medicines Corp. (a)	15,590	1,753,719
Bolt Biotherapeutics, Inc. (b)	2,982	39,034
BrainStorm Cell Therpeutic, Inc. (a)(b)	4,412	12,773
BridgeBio Pharma, Inc. (a)(b)	28,609	1,412,712
Burning Rock Biotech Ltd. ADR (a)	12,605	177,604
C4 Therapeutics, Inc.	9,849	437,493
Calithera Biosciences, Inc. (a)	15,184	29,305
Capricor Therapeutics, Inc. (a)(b)	3,520	13,094
CareDx, Inc. (a)	13,423	684,573
Catalyst Biosciences, Inc. (a)	5,646	18,575
Catalyst Pharmaceutical Partners, Inc. (a)	27,352	161,377
Cel-Sci Corp. (a)	10,115	113,288
Celldex Therapeutics, Inc. (a)	12,073	513,585
ChemoCentryx, Inc. (a)	12,770	444,524
Chimerix, Inc. (a)	17,176	90,002
Chinook Therapeutics, Inc. (a)(b)	8,763	94,115
Clene, Inc. (a)(b)	5,037	27,351
Clovis Oncology, Inc. (a)(b)	33,574	145,375
Codiak Biosciences, Inc. (b)	4,986	71,848
Coherus BioSciences, Inc. (a)(b)	18,249	305,306
Concert Pharmaceuticals, Inc. (a)	4,143	11,352
Corbus Pharmaceuticals Holdings, Inc. (a)	12,965	12,965
Cortexyme, Inc. (a)(b)	4,446	58,687
Crinetics Pharmaceuticals, Inc. (a)	8,495	211,780
Cue Biopharma, Inc. (a)(b)	8,332	101,734
Cullinan Oncology, Inc.	6,717	149,252
Cyclerion Therapeutics, Inc. (a)(b)	7,598	19,451
Cytokinetics, Inc. (a)(b)	21,699	757,512
CytomX Therapeutics, Inc. (a)(b)	16,848	99,909
Deciphera Pharmaceuticals, Inc. (a)	10,887	363,517
Denali Therapeutics, Inc. (a)	24,189	1,169,538
DermTech, Inc. (a)(b)	6,133	167,738
Dicerna Pharmaceuticals, Inc. (a)	16,701	347,548
Dynavax Technologies Corp. (a)(b)	28,010	559,360
Dyne Therapeutics, Inc. (a)	4,252	61,697
Eagle Pharmaceuticals, Inc. (a)(b)	2,905	152,135
Editas Medicine, Inc. (a)(b)	17,457	641,021
Eiger Biopharmaceuticals, Inc. (a)	7,379	49,734
Emergent BioSolutions, Inc. (a)	12,912	615,515
Enanta Pharmaceuticals, Inc. (a)	4,742	407,101
Epizyme, Inc. (a)(b)	22,092	92,786
Exact Sciences Corp. (a)	44,757	4,261,762
Exelixis, Inc. (a)	83,388	1,793,676
Fate Therapeutics, Inc. (a)	21,733	1,169,235
FibroGen, Inc. (a)	22,972	255,449
Flexion Therapeutics, Inc. (a)	14,821	137,094
Foghorn Therapeutics, Inc. (b)	4,446	56,420
Forma Therapeutics Holdings, Inc. (a)	8,975	166,576
Fortress Biotech, Inc. (a)	20,440	66,634
Frequency Therapeutics, Inc. (a)(b)	10,524	66,091
G1 Therapeutics, Inc. (a)(b)	7,814	113,225
Generation Bio Co. (a)(b)	12,136	254,371
Geron Corp. (a)(b)	73,738	113,557
Gilead Sciences, Inc.	327,533	21,250,341
Global Blood Therapeutics, Inc. (a)	15,006	548,019
GlycoMimetics, Inc. (a)	6,172	11,789
Gossamer Bio, Inc. (a)	10,816	134,335
Gt Biopharma, Inc. (a)	4,518	29,186
Halozyme Therapeutics, Inc. (a)	37,570	1,430,290
Harpoon Therapeutics, Inc. (a)(b)	6,208	38,862
Heat Biologics, Inc. (a)(b)	4,327	23,106
Heron Therapeutics, Inc. (a)(b)	27,991	308,181
Homology Medicines, Inc. (a)(b)	11,181	64,067
Horizon Therapeutics PLC (a)	58,710	7,039,916
iBio, Inc. (a)	52,622	41,045
Ideaya Biosciences, Inc. (a)	8,906	190,945
IGM Biosciences, Inc. (a)(b)	1,801	84,503
Immatics NV (a)(b)	8,843	126,720
ImmunityBio, Inc. (a)(b)	18,844	147,549
ImmunoGen, Inc. (a)	52,112	314,235
Immunovant, Inc. (a)(b)	12,341	99,222
Incyte Corp. (a)	49,568	3,320,065
Inhibrx, Inc. (a)	5,398	216,946
Inovio Pharmaceuticals, Inc. (a)(b)	56,267	401,746
Inozyme Pharma, Inc. (a)	1,209	11,292
Insmed, Inc. (a)(b)	30,365	915,505
Intellia Therapeutics, Inc. (a)	17,900	2,380,342
Intercept Pharmaceuticals, Inc. (a)(b)	6,313	106,437
Invitae Corp. (a)(b)	52,510	1,391,515
Ionis Pharmaceuticals, Inc. (a)	36,735	1,170,744
Iovance Biotherapeutics, Inc. (a)	35,222	856,247
Ironwood Pharmaceuticals, Inc. Class A (a)	41,021	523,838
iTeos Therapeutics, Inc. (a)	5,848	156,434
Iveric Bio, Inc. (a)(b)	25,528	451,846
Jounce Therapeutics, Inc. (a)(b)	5,212	45,761
Kadmon Holdings, Inc. (a)(b)	42,257	399,329
Kalvista Pharmaceuticals, Inc. (a)	3,967	71,327
Karuna Therapeutics, Inc. (a)	5,798	813,923
Karyopharm Therapeutics, Inc. (a)(b)	15,662	85,515
Keros Therapeutics, Inc. (a)(b)	3,650	152,278
Kiniksa Pharmaceuticals Ltd. (a)(b)	5,771	59,961
Kinnate Biopharma, Inc. (b)	3,137	74,566
Kodiak Sciences, Inc. (a)	8,908	1,043,038
Kronos Bio, Inc. (b)	11,849	195,035
Krystal Biotech, Inc. (a)(b)	4,310	215,888
Kura Oncology, Inc. (a)(b)	16,340	268,303
Kymera Therapeutics, Inc. (a)	9,246	544,404
Ligand Pharmaceuticals, Inc. Class B (a)(b)	4,196	612,364
Lineage Cell Therapeutics, Inc. (a)(b)	35,265	80,404
Macrogenics, Inc. (a)	14,164	276,623
Madrigal Pharmaceuticals, Inc. (a)(b)	3,500	272,125
Magenta Therapeutics, Inc. (a)(b)	6,223	39,827
MannKind Corp. (a)(b)	63,479	298,986
Matinas BioPharma Holdings, Inc. (a)	29,750	33,023
MediciNova, Inc. (a)(b)	13,071	43,919
MEI Pharma, Inc. (a)	21,373	60,272
Mersana Therapeutics, Inc. (a)	20,712	177,295
Mirati Therapeutics, Inc. (a)	11,820	2,234,216
Mirum Pharmaceuticals, Inc. (a)	3,900	61,932
Moderna, Inc. (a)	91,599	31,620,891
Molecular Templates, Inc. (a)(b)	9,589	50,055
Morphic Holding, Inc. (a)	6,992	402,040
Mustang Bio, Inc. (a)(b)	7,656	17,149
Myriad Genetics, Inc. (a)	20,469	629,831
Natera, Inc. (a)	22,573	2,586,189
Neoleukin Therapeutics, Inc. (a)(b)	9,859	72,266
Neubase Therapeutics, Inc. (a)(b)	3,796	14,045
Neurocrine Biosciences, Inc. (a)	25,068	2,642,418
NextCure, Inc. (a)(b)	2,365	19,440
Nkarta, Inc. (a)	4,061	63,676
Novavax, Inc. (a)(b)	19,476	2,898,613
Nurix Therapeutics, Inc. (a)	10,793	361,026
Olema Pharmaceuticals, Inc.	7,969	215,163
Oncorus, Inc. (a)(b)	2,117	22,567
Opko Health, Inc. (a)(b)	109,333	414,372
ORIC Pharmaceuticals, Inc. (a)	8,946	130,969
Ovid Therapeutics, Inc. (a)(b)	22,621	76,911
Oyster Point Pharma, Inc. (a)(b)	2,507	29,532
Palatin Technologies, Inc. (a)(b)	38,374	15,657
Passage Bio, Inc. (a)(b)	5,910	51,535
PDL BioPharma, Inc. (a)(c)	20,940	51,722
PMV Pharmaceuticals, Inc. (a)	7,577	178,969
Poseida Therapeutics, Inc. (a)(b)	10,995	70,478
Praxis Precision Medicines, Inc. (b)	9,597	199,618
Precigen, Inc. (a)(b)	28,484	137,578
Precision BioSciences, Inc. (a)	10,395	98,649
Prelude Therapeutics, Inc. (a)(b)	2,911	51,175
Protagonist Therapeutics, Inc. (a)(b)	11,679	363,918
Prothena Corp. PLC (a)(b)	8,959	495,881
PTC Therapeutics, Inc. (a)	17,820	675,913
Puma Biotechnology, Inc. (a)(b)	8,302	42,340
Radius Health, Inc. (a)	11,335	244,836
RAPT Therapeutics, Inc. (a)	5,487	173,279
Recro Pharma, Inc. (a)	2,879	5,614
Regeneron Pharmaceuticals, Inc. (a)	27,452	17,567,633
REGENXBIO, Inc. (a)	10,074	357,023
Relay Therapeutics, Inc. (a)	16,469	547,594
Repligen Corp. (a)	13,403	3,893,572
Replimune Group, Inc. (a)(b)	6,991	206,304
Revolution Medicines, Inc. (a)(b)	16,805	494,571
Rhythm Pharmaceuticals, Inc. (a)(b)	9,022	103,843
Rigel Pharmaceuticals, Inc. (a)(b)	41,490	139,406
Rocket Pharmaceuticals, Inc. (a)(b)	11,049	328,266
Rubius Therapeutics, Inc. (a)(b)	10,823	153,795
Sage Therapeutics, Inc. (a)	13,064	527,263
Sangamo Therapeutics, Inc. (a)	32,464	263,608
Sarepta Therapeutics, Inc. (a)	20,585	1,628,891
Scholar Rock Holding Corp. (a)(b)	7,430	195,409
Seagen, Inc. (a)	34,763	6,129,760
Selecta Biosciences, Inc. (a)(b)	21,885	78,567
Seres Therapeutics, Inc. (a)	14,402	87,564
Sesen Bio, Inc. (a)	39,225	47,462
Shattuck Labs, Inc. (b)	7,975	153,918
Silverback Therapeutics, Inc.	3,038	26,218
Sorrento Therapeutics, Inc. (a)(b)	79,412	544,766
Spectrum Pharmaceuticals, Inc. (a)(b)	33,214	60,782
Spero Therapeutics, Inc. (a)(b)	5,513	96,808
Springworks Therapeutics, Inc. (a)(b)	7,009	470,024
Spruce Biosciences, Inc.	1,442	6,864
SQZ Biotechnologies Co. (b)	4,437	59,411
Stoke Therapeutics, Inc. (a)(b)	4,892	111,684
Sutro Biopharma, Inc. (a)(b)	12,878	259,620
Syndax Pharmaceuticals, Inc. (a)(b)	9,643	187,556
Syros Pharmaceuticals, Inc. (a)(b)	14,802	61,132
T2 Biosystems, Inc. (a)(b)	28,899	22,382
Talaris Therapeutics, Inc. (a)(b)	2,286	38,611
Taysha Gene Therapies, Inc. (a)	6,954	108,761
TCR2 Therapeutics, Inc. (a)(b)	7,559	47,622
TG Therapeutics, Inc. (a)(b)	34,612	1,080,587
Travere Therapeutics, Inc. (a)	13,620	392,392
Trevena, Inc. (a)(b)	35,368	35,722
Turning Point Therapeutics, Inc. (a)	13,180	548,024
Twist Bioscience Corp. (a)	12,729	1,512,205
Ultragenyx Pharmaceutical, Inc. (a)	17,757	1,490,167
uniQure B.V. (a)	9,796	298,484
United Therapeutics Corp. (a)	11,722	2,236,089
UNITY Biotechnology, Inc. (a)	7,661	18,310
Vanda Pharmaceuticals, Inc. (a)	13,336	228,312
Vaxart, Inc. (a)(b)	29,459	197,670
Vaxcyte, Inc. (a)	8,806	206,060
VBI Vaccines, Inc. (a)	62,875	182,338
Veracyte, Inc. (a)(b)	18,641	892,531
Verastem, Inc. (a)	56,724	147,482
Vericel Corp. (a)(b)	12,264	564,389
Vertex Pharmaceuticals, Inc. (a)	67,703	12,520,316
Viking Therapeutics, Inc. (a)(b)	19,944	116,074
Vir Biotechnology, Inc. (a)	19,118	721,322
Vor Biopharma, Inc. (a)(b)	2,585	40,662
Voyager Therapeutics, Inc. (a)(b)	4,677	16,931
Xbiotech, Inc.	2,697	39,538
Xencor, Inc. (a)	16,068	635,650
Y-mAbs Therapeutics, Inc. (a)	9,608	235,972
Zentalis Pharmaceuticals, Inc. (a)	9,530	766,593
ZIOPHARM Oncology, Inc. (a)(b)	52,188	78,282
		301,120,591
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	462,097	59,559,682
Abiomed, Inc. (a)	11,866	3,939,987
Accelerate Diagnostics, Inc. (a)(b)	6,787	40,043
Accuray, Inc. (a)(b)	21,083	105,204
Acutus Medical, Inc. (a)(b)	2,705	21,207
Align Technology, Inc. (a)	19,187	11,979,787
Alphatec Holdings, Inc. (a)(b)	19,560	229,439
Angiodynamics, Inc. (a)(b)	9,584	274,102
Aspira Women's Health, Inc. (a)(b)	14,536	48,696
Atricure, Inc. (a)	11,849	889,386
Atrion Corp.	357	259,896
Avanos Medical, Inc. (a)	11,981	377,881
AxoGen, Inc. (a)	9,380	142,482
Axonics Modulation Technologies, Inc. (a)(b)	12,160	891,936
Baxter International, Inc.	130,527	10,306,412
Becton, Dickinson & Co.	74,908	17,947,208
BioLife Solutions, Inc. (a)	7,880	418,822
BioSig Technologies, Inc. (a)(b)	4,618	12,469
Bioventus, Inc. (b)	2,041	30,819
Boston Scientific Corp. (a)	371,856	16,038,149
Cardiovascular Systems, Inc. (a)	10,109	354,624
Cerus Corp. (a)	42,208	278,573
Co.-Diagnostics, Inc. (a)(b)	6,703	55,032
CONMED Corp. (b)	7,780	1,138,058
Cryolife, Inc. (a)(b)	9,705	200,311
CryoPort, Inc. (a)(b)	12,319	1,004,491
Cutera, Inc. (a)	4,546	195,478
CytoSorbents Corp. (a)(b)	12,461	73,395
Danaher Corp.	165,604	51,630,359
Dentsply Sirona, Inc.	56,641	3,240,432
DexCom, Inc. (a)	25,247	15,734,183
Eargo, Inc. (a)(b)	8,731	76,833
Edwards Lifesciences Corp. (a)	162,757	19,501,544
Envista Holdings Corp. (a)	43,284	1,692,404
Glaukos Corp. (a)	12,503	571,512
Globus Medical, Inc. (a)	21,405	1,651,824
Haemonetics Corp. (a)	13,001	893,299
Heska Corp. (a)	2,776	620,519
Hill-Rom Holdings, Inc.	17,239	2,670,321
Hologic, Inc. (a)	66,293	4,859,940
ICU Medical, Inc. (a)	5,285	1,237,377
IDEXX Laboratories, Inc. (a)	22,218	14,800,299
Inari Medical, Inc. (a)	8,322	753,307
Inogen, Inc. (a)	4,751	188,377
Insulet Corp. (a)	17,944	5,562,999
Integer Holdings Corp. (a)	8,677	781,104
Integra LifeSciences Holdings Corp. (a)	18,712	1,243,600
Intersect ENT, Inc. (a)	8,914	240,411
Intuitive Surgical, Inc. (a)	93,017	33,591,229
Invacare Corp. (a)	8,855	43,744
iRhythm Technologies, Inc. (a)	7,636	535,589
Lantheus Holdings, Inc. (a)	16,719	391,057
LeMaitre Vascular, Inc.	4,481	233,057
LivaNova PLC (a)	13,674	1,049,069
Masimo Corp. (a)	13,310	3,773,917
Medtronic PLC	350,437	42,003,379
Meridian Bioscience, Inc. (a)	10,922	205,443
Merit Medical Systems, Inc. (a)	12,855	864,627
Mesa Laboratories, Inc.	1,306	399,244
Natus Medical, Inc. (a)	8,153	204,233
Neogen Corp. (a)	27,465	1,162,044
Nevro Corp. (a)	8,983	1,021,726
Novocure Ltd. (a)	23,048	2,364,033
NuVasive, Inc. (a)	13,194	704,032
OraSure Technologies, Inc. (a)(b)	18,054	192,636
Ortho Clinical Diagnostics Holdings PLC	29,337	579,992
Orthofix International NV (a)	5,036	181,195
OrthoPediatrics Corp. (a)(b)	3,315	235,929
Outset Medical, Inc. (a)	10,696	569,776
Penumbra, Inc. (a)	8,924	2,467,932
Pulmonx Corp. (b)	9,477	368,940
Pulse Biosciences, Inc. (a)(b)	3,268	68,922
Quidel Corp. (a)	9,851	1,307,917
Quotient Ltd. (a)	24,935	63,086
Repro Medical Systems, Inc. (a)(b)	6,295	15,675
ResMed, Inc.	37,992	9,988,477
Retractable Technologies, Inc. (a)(b)	3,462	32,751
Seaspine Holdings Corp. (a)(b)	9,689	144,947
Shockwave Medical, Inc. (a)	9,076	1,939,541
SI-BONE, Inc. (a)	6,468	145,853
Sientra, Inc. (a)(b)	13,822	80,997
Silk Road Medical, Inc. (a)	8,654	508,076
SmileDirectClub, Inc. (a)(b)	28,595	147,264
Staar Surgical Co. (a)	12,365	1,464,758
STERIS PLC	26,076	6,095,004
Stryker Corp.	87,580	23,302,411
Surgalign Holdings, Inc. (a)(b)	26,747	25,712
SurModics, Inc. (a)	3,775	210,117
Tactile Systems Technology, Inc. (a)	4,668	160,999
Talis Biomedical Corp. (b)	3,761	20,121
Tandem Diabetes Care, Inc. (a)	16,468	2,245,082
Teleflex, Inc.	12,132	4,330,396
The Cooper Companies, Inc.	12,829	5,348,667
TransMedics Group, Inc. (a)	7,664	210,224
Vapotherm, Inc. (a)(b)	5,248	120,022
Varex Imaging Corp. (a)	11,090	297,767
ViewRay, Inc. (a)	38,956	284,768
West Pharmaceutical Services, Inc.	19,327	8,308,291
Wright Medical Group NV (c)	326	0
Zimmer Biomet Holdings, Inc.	54,494	7,799,181
Zynex, Inc. (a)(b)	5,226	65,482
		422,639,544
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	30,369	657,793
Acadia Healthcare Co., Inc. (a)	23,140	1,434,680
Accolade, Inc. (a)	15,390	612,368
AdaptHealth Corp. (a)	25,054	682,722
Addus HomeCare Corp. (a)(b)	4,587	428,885
Amedisys, Inc. (a)	8,413	1,424,657
AmerisourceBergen Corp.	39,326	4,798,559
AMN Healthcare Services, Inc. (a)	12,321	1,216,083
Anthem, Inc.	63,613	27,679,925
Apollo Medical Holdings, Inc. (a)(b)	9,732	667,907
Apria, Inc. (b)	1,841	68,909
Brookdale Senior Living, Inc. (a)	48,959	318,234
Cardinal Health, Inc.	76,078	3,637,289
Castle Biosciences, Inc. (a)	6,266	390,685
Centene Corp. (a)	152,287	10,848,954
Chemed Corp.	4,138	1,995,551
Cigna Corp.	88,735	18,954,683
Community Health Systems, Inc. (a)	30,826	403,821
Corvel Corp. (a)	2,304	422,139
Covetrus, Inc. (a)	29,352	592,617
Cross Country Healthcare, Inc. (a)	8,589	178,050
CVS Health Corp.	344,148	30,725,533
DaVita HealthCare Partners, Inc. (a)	17,348	1,791,008
Encompass Health Corp.	25,404	1,614,678
Fulgent Genetics, Inc. (a)(b)	5,011	415,512
Guardant Health, Inc. (a)(b)	26,550	3,100,775
Hanger, Inc. (a)	9,811	183,269
HCA Holdings, Inc.	64,297	16,103,827
HealthEquity, Inc. (a)	21,330	1,411,619
Henry Schein, Inc. (a)	36,176	2,762,038
Humana, Inc.	33,527	15,528,365
InfuSystems Holdings, Inc. (a)	3,817	63,477
Laboratory Corp. of America Holdings (a)	25,111	7,207,359
LHC Group, Inc. (a)	8,119	1,092,736
Magellan Health Services, Inc. (a)	5,862	555,893
McKesson Corp.	40,311	8,379,851
MEDNAX, Inc. (a)(b)	21,704	591,000
Modivcare, Inc. (a)	3,293	536,002
Molina Healthcare, Inc. (a)	15,313	4,528,360
National Healthcare Corp.	3,130	218,912
National Research Corp. Class A	3,500	151,550
Ontrak, Inc. (a)(b)	1,526	13,124
Option Care Health, Inc. (a)	36,104	986,722
Owens & Minor, Inc.	19,904	714,156
Patterson Companies, Inc.	21,779	680,812
Pennant Group, Inc. (a)(b)	6,361	162,651
PetIQ, Inc. Class A (a)(b)	7,858	196,843
Premier, Inc.	31,861	1,240,986
Progyny, Inc. (a)	17,875	1,098,061
Quest Diagnostics, Inc.	32,084	4,709,290
R1 RCM, Inc. (a)	35,488	770,090
RadNet, Inc. (a)	12,376	384,770
Select Medical Holdings Corp.	27,948	928,433
Surgery Partners, Inc. (a)	7,094	291,847
Tenet Healthcare Corp. (a)	28,042	2,009,490
The Ensign Group, Inc.	13,332	1,040,029
The Joint Corp. (a)(b)	3,824	334,524
Tivity Health, Inc. (a)	11,917	298,163
Triple-S Management Corp. (a)	5,881	207,540
U.S. Physical Therapy, Inc.	3,157	340,514
UnitedHealth Group, Inc.	245,821	113,193,196
Universal Health Services, Inc. Class B	19,716	2,446,756
		306,424,272
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	32,968	454,299
American Well Corp. (a)(b)	48,529	436,761
Cerner Corp.	77,807	5,780,282
Certara, Inc.	24,184	999,041
Change Healthcare, Inc. (a)	62,978	1,355,916
Computer Programs & Systems, Inc. (a)(b)	2,826	102,019
Evolent Health, Inc. (a)	20,803	608,904
GoodRx Holdings, Inc. (a)(b)	16,737	746,470
Health Catalyst, Inc. (a)(b)	13,552	713,377
HealthStream, Inc. (a)	6,416	170,730
iCAD, Inc. (a)	5,426	57,244
Inovalon Holdings, Inc. Class A (a)	20,159	822,286
Inspire Medical Systems, Inc. (a)	7,179	1,935,315
Nextgen Healthcare, Inc. (a)	16,318	268,594
Omnicell, Inc. (a)	11,229	2,000,446
OptimizeRx Corp. (a)(b)	4,559	440,855
Phreesia, Inc. (a)	13,241	934,020
Schrodinger, Inc. (a)(b)	12,530	683,887
Simulations Plus, Inc. (b)	4,178	210,989
Tabula Rasa HealthCare, Inc. (a)	5,664	153,778
Teladoc Health, Inc. (a)(b)	41,783	6,250,319
Veeva Systems, Inc. Class A (a)	36,131	11,453,888
Vocera Communications, Inc. (a)(b)	9,278	524,949
		37,104,369
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	23,730	3,826,937
Adaptive Biotechnologies Corp. (a)	28,570	954,524
Agilent Technologies, Inc.	79,288	12,487,067
Avantor, Inc. (a)	152,982	6,177,413
Bio-Rad Laboratories, Inc. Class A (a)	5,650	4,489,942
Bio-Techne Corp.	10,121	5,299,862
Bruker Corp.	26,143	2,099,283
Charles River Laboratories International, Inc. (a)	13,094	5,875,016
ChromaDex, Inc. (a)(b)	12,689	78,545
Codexis, Inc. (a)	14,671	510,111
Fluidigm Corp. (a)(b)	20,426	105,194
Frontage Holdings Corp. (a)(d)	190,000	111,111
Illumina, Inc. (a)	38,287	15,891,402
IQVIA Holdings, Inc. (a)	50,005	13,072,307
Maravai LifeSciences Holdings, Inc.	28,254	1,194,862
Medpace Holdings, Inc. (a)	7,558	1,712,265
Mettler-Toledo International, Inc. (a)	6,030	8,929,706
Nanostring Technologies, Inc. (a)	12,336	595,829
NeoGenomics, Inc. (a)	32,002	1,472,092
Pacific Biosciences of California, Inc. (a)(b)	51,680	1,368,486
PerkinElmer, Inc.	29,310	5,184,646
Personalis, Inc. (a)(b)	10,370	203,459
PPD, Inc. (a)	30,439	1,435,808
Quanterix Corp. (a)	8,877	449,265
Seer, Inc. (b)	9,368	345,867
Sotera Health Co.	25,935	640,595
Syneos Health, Inc. (a)	26,698	2,491,991
Thermo Fisher Scientific, Inc.	102,553	64,923,228
Waters Corp. (a)	16,023	5,889,254
		167,816,067
Pharmaceuticals - 3.1%
AcelRx Pharmaceuticals, Inc. (a)	18,538	16,313
Aerie Pharmaceuticals, Inc. (a)(b)	11,570	122,989
Agile Therapeutics, Inc. (a)(b)	14,594	11,579
Amneal Pharmaceuticals, Inc. (a)	31,218	171,387
Amphastar Pharmaceuticals, Inc. (a)(b)	8,102	151,345
Ampio Pharmaceuticals, Inc. (a)(b)	42,328	66,032
ANI Pharmaceuticals, Inc. (a)(b)	2,953	110,383
Antares Pharma, Inc. (a)	44,966	168,173
Aquestive Therapeutics, Inc. (a)(b)	4,628	23,788
Arvinas Holding Co. LLC (a)	11,243	973,419
Athira Pharma, Inc. (a)	10,098	131,981
Avalo Therapeutics, Inc. (a)	30,016	70,237
Axsome Therapeutics, Inc. (a)(b)	7,925	305,113
Aytu BioScience, Inc. (a)(b)	9,771	24,330
Biodelivery Sciences International, Inc. (a)(b)	24,079	98,242
Bristol-Myers Squibb Co.	580,165	33,881,636
Cara Therapeutics, Inc. (a)	11,386	191,626
Catalent, Inc. (a)	44,614	6,150,486
Collegium Pharmaceutical, Inc. (a)(b)	8,725	171,272
Corcept Therapeutics, Inc. (a)	27,544	495,792
CorMedix, Inc. (a)(b)	6,812	33,106
CymaBay Therapeutics, Inc. (a)(b)	13,326	51,971
Durect Corp. (a)(b)	44,901	57,473
Elanco Animal Health, Inc. (a)	123,712	4,067,651
Eli Lilly & Co.	207,096	52,759,777
Endo International PLC (a)	59,345	252,216
Esperion Therapeutics, Inc. (a)(b)	6,783	60,640
Evofem Biosciences, Inc. (a)(b)	15,813	10,873
Evolus, Inc. (a)(b)	5,386	42,119
Fulcrum Therapeutics, Inc. (a)	7,518	166,449
Innoviva, Inc. (a)	16,654	290,612
Intra-Cellular Therapies, Inc. (a)	19,435	837,065
Jazz Pharmaceuticals PLC (a)	15,857	2,109,615
Johnson & Johnson	686,445	111,808,162
Kala Pharmaceuticals, Inc. (a)(b)	8,813	15,335
Lannett Co., Inc. (a)(b)	8,822	24,084
Liquidia Technologies, Inc. (a)	6,361	23,854
Marinus Pharmaceuticals, Inc. (a)(b)	8,111	93,277
Merck & Co., Inc.	660,238	58,133,956
Nektar Therapeutics (a)	46,634	706,971
NGM Biopharmaceuticals, Inc. (a)	10,007	184,829
Ocular Therapeutix, Inc. (a)	20,980	139,307
Odonate Therapeutics, Inc. (a)	4,761	14,616
Omeros Corp. (a)(b)	15,564	97,586
OptiNose, Inc. (a)(b)	7,197	19,072
Organon & Co.	65,554	2,409,110
Pacira Biosciences, Inc. (a)	11,375	594,685
Paratek Pharmaceuticals, Inc. (a)(b)	11,958	60,029
Perrigo Co. PLC	34,518	1,558,488
Pfizer, Inc.	1,462,713	63,979,067
Phathom Pharmaceuticals, Inc. (a)(b)	3,356	78,967
Phibro Animal Health Corp. Class A	4,642	101,845
Pliant Therapeutics, Inc. (a)(b)	6,745	107,448
Prestige Brands Holdings, Inc. (a)	12,613	756,654
Provention Bio, Inc. (a)(b)	13,480	84,385
Reata Pharmaceuticals, Inc. (a)(b)	6,908	663,237
Relmada Therapeutics, Inc. (a)	4,522	106,131
Revance Therapeutics, Inc. (a)(b)	17,628	242,385
Royalty Pharma PLC	91,680	3,624,110
SIGA Technologies, Inc. (a)	9,940	71,667
Supernus Pharmaceuticals, Inc. (a)	13,413	400,378
Tarsus Pharmaceuticals, Inc. (a)(b)	1,353	37,559
TherapeuticsMD, Inc. (a)(b)	85,018	61,893
Theravance Biopharma, Inc. (a)	13,276	103,155
Tricida, Inc. (a)(b)	5,946	27,173
Viatris, Inc.	312,761	4,175,359
Vyne Therapeutics, Inc. (a)(b)	13,159	17,633
WAVE Life Sciences (a)(b)	7,463	34,255
Xeris Biopharma Holdings, Inc. (a)(b)	19,736	36,709
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	1,629
Zoetis, Inc. Class A	123,854	26,777,235
Zogenix, Inc. (a)(b)	14,258	218,575
Zynerba Pharmaceuticals, Inc. (a)(b)	6,363	24,370
		381,690,870

TOTAL HEALTH CARE		1,616,795,713

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.3%
AAR Corp. (a)	9,674	342,169
Aerojet Rocketdyne Holdings, Inc.	19,811	871,882
AeroVironment, Inc. (a)(b)	6,224	554,621
Astronics Corp. (a)	5,161	66,577
Axon Enterprise, Inc. (a)	17,245	3,103,410
BWX Technologies, Inc.	25,274	1,434,047
Byrna Technologies, Inc. (a)	4,506	75,926
Curtiss-Wright Corp.	10,664	1,361,580
Ducommun, Inc. (a)	2,502	121,072
General Dynamics Corp.	60,451	12,256,440
HEICO Corp.	10,603	1,477,952
HEICO Corp. Class A	19,793	2,487,584
Hexcel Corp. (a)(b)	21,347	1,211,229
Howmet Aerospace, Inc.	100,050	2,970,485
Huntington Ingalls Industries, Inc.	10,423	2,113,055
Kaman Corp.	7,176	256,829
Kratos Defense & Security Solutions, Inc. (a)	31,489	673,550
L3Harris Technologies, Inc.	52,462	12,094,589
Lockheed Martin Corp.	64,252	21,352,225
Maxar Technologies, Inc. (b)	18,109	480,794
Mercury Systems, Inc. (a)	14,423	743,361
Moog, Inc. Class A	8,133	614,285
National Presto Industries, Inc.	1,402	116,576
Northrop Grumman Corp.	39,266	14,026,601
PAE, Inc. (a)	14,039	139,267
Park Aerospace Corp. (b)	4,440	58,120
Parsons Corp. (a)	6,404	221,835
Raytheon Technologies Corp.	392,577	34,884,392
Spirit AeroSystems Holdings, Inc. Class A	26,717	1,103,145
Textron, Inc.	59,259	4,376,277
The Boeing Co. (a)	143,753	29,761,184
TransDigm Group, Inc. (a)	13,692	8,541,343
Triumph Group, Inc. (a)	17,105	349,797
Vectrus, Inc. (a)	3,093	149,794
Virgin Galactic Holdings, Inc. (a)(b)	45,808	858,900
		161,250,893
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	15,611	388,558
Atlas Air Worldwide Holdings, Inc. (a)	6,735	546,343
C.H. Robinson Worldwide, Inc.	34,097	3,307,068
Echo Global Logistics, Inc. (a)	6,439	310,553
Expeditors International of Washington, Inc.	44,744	5,515,145
FedEx Corp.	64,175	15,115,138
Forward Air Corp.	7,175	721,518
GXO Logistics, Inc. (a)	25,476	2,262,269
Hub Group, Inc. Class A (a)	8,418	661,402
United Parcel Service, Inc. Class B	189,898	40,537,526
		69,365,520
Airlines - 0.2%
Alaska Air Group, Inc. (a)	33,723	1,780,574
Allegiant Travel Co. (a)	4,203	736,660
American Airlines Group, Inc. (a)	170,028	3,264,538
Delta Air Lines, Inc. (a)	167,267	6,545,158
Hawaiian Holdings, Inc. (a)(b)	11,756	227,479
JetBlue Airways Corp. (a)	80,927	1,135,406
Mesa Air Group, Inc. (a)	6,720	50,669
SkyWest, Inc. (a)	13,504	581,077
Southwest Airlines Co. (a)	154,544	7,306,840
Spirit Airlines, Inc. (a)	28,896	631,378
United Airlines Holdings, Inc. (a)	84,771	3,911,334
		26,171,113
Building Products - 0.7%
A.O. Smith Corp.	34,550	2,524,569
AAON, Inc.	11,679	836,800
Advanced Drain Systems, Inc.	14,389	1,623,079
Allegion PLC	23,762	3,048,665
Alpha PRO Tech Ltd. (a)(b)	2,269	13,659
American Woodmark Corp. (a)	4,201	288,777
Apogee Enterprises, Inc.	6,684	280,260
Armstrong World Industries, Inc.	12,281	1,297,488
Builders FirstSource, Inc. (a)	53,740	3,131,430
Carlisle Companies, Inc.	13,488	3,006,745
Carrier Global Corp.	226,678	11,839,392
Cornerstone Building Brands, Inc. (a)	14,764	211,273
CSW Industrials, Inc.	4,139	573,748
Fortune Brands Home & Security, Inc.	35,624	3,612,274
Gibraltar Industries, Inc. (a)	8,171	532,422
Griffon Corp.	13,634	361,165
Insteel Industries, Inc. (b)	4,781	194,443
Jeld-Wen Holding, Inc. (a)	22,977	629,800
Johnson Controls International PLC	185,393	13,602,284
Lennox International, Inc.	8,985	2,689,031
Masco Corp.	64,742	4,243,838
Masonite International Corp. (a)	6,191	742,982
Owens Corning	26,846	2,507,685
PGT Innovations, Inc. (a)(b)	14,488	309,319
Quanex Building Products Corp.	8,827	182,895
Resideo Technologies, Inc. (a)	36,992	912,223
Simpson Manufacturing Co. Ltd.	11,463	1,216,110
The AZEK Co., Inc. (a)	28,961	1,062,579
Trane Technologies PLC	62,048	11,226,345
Trex Co., Inc. (a)	29,946	3,186,254
UFP Industries, Inc.	16,451	1,346,185
Zurn Water Solutions Corp.	31,397	1,139,083
		78,372,802
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	16,887	743,197
ACCO Brands Corp.	23,771	196,586
ADT, Inc. (b)	37,519	313,284
Brady Corp. Class A	12,981	676,180
BrightView Holdings, Inc. (a)	14,943	236,996
Casella Waste Systems, Inc. Class A (a)	13,296	1,153,029
Cimpress PLC (a)	4,921	439,544
Cintas Corp.	22,803	9,875,979
Clean Harbors, Inc. (a)	13,007	1,463,808
Copart, Inc. (a)	55,707	8,650,740
CoreCivic, Inc. (a)	29,555	254,469
Covanta Holding Corp.	30,422	613,916
Deluxe Corp.	11,281	402,393
Driven Brands Holdings, Inc.	14,726	478,153
Ennis, Inc.	7,173	135,857
Harsco Corp. (a)	19,580	334,818
Healthcare Services Group, Inc.	18,758	359,966
Herman Miller, Inc.	20,842	811,171
HNI Corp.	11,732	438,777
IAA, Inc. (a)	35,699	2,129,445
Interface, Inc. (b)	16,649	239,080
KAR Auction Services, Inc. (a)	32,434	475,807
Kimball International, Inc. Class B	8,354	90,808
Matthews International Corp. Class A	7,523	258,566
Montrose Environmental Group, Inc. (a)	6,079	416,715
MSA Safety, Inc.	9,355	1,431,596
Pitney Bowes, Inc.	42,513	295,040
R.R. Donnelley & Sons Co. (a)(b)	18,229	116,666
Republic Services, Inc.	54,791	7,374,869
Rollins, Inc.	59,392	2,092,380
SP Plus Corp. (a)	5,619	181,213
Steelcase, Inc. Class A	20,937	249,150
Stericycle, Inc. (a)	24,774	1,657,876
Team, Inc. (a)	6,445	15,597
Tetra Tech, Inc.	14,016	2,462,051
The Brink's Co.	13,278	914,589
U.S. Ecology, Inc. (a)	7,663	246,672
UniFirst Corp.	4,075	806,687
Viad Corp. (a)	4,848	215,106
Waste Management, Inc.	100,930	16,172,014
		65,420,790
Construction & Engineering - 0.2%
AECOM (a)	37,421	2,558,474
Ameresco, Inc. Class A (a)(b)	8,152	669,524
API Group Corp. (a)	50,833	1,107,143
Arcosa, Inc.	12,029	622,260
Argan, Inc.	4,133	170,528
Comfort Systems U.S.A., Inc.	9,126	834,755
Construction Partners, Inc. Class A (a)(b)	10,337	368,101
Dycom Industries, Inc. (a)	8,290	658,392
EMCOR Group, Inc.	14,058	1,707,906
Fluor Corp. (a)(b)	36,865	716,656
Granite Construction, Inc. (b)	11,871	440,652
Great Lakes Dredge & Dock Corp. (a)(b)	17,187	261,586
IES Holdings, Inc. (a)	2,725	135,841
INNOVATE Corp. (a)(b)	15,365	60,692
MasTec, Inc. (a)	15,357	1,368,769
Matrix Service Co. (a)(b)	6,450	65,984
MYR Group, Inc. (a)	4,607	470,605
NV5 Global, Inc. (a)(b)	2,726	283,858
Primoris Services Corp.	15,166	408,724
Quanta Services, Inc.	36,147	4,383,908
Sterling Construction Co., Inc. (a)(b)	7,672	184,435
Tutor Perini Corp. (a)	9,717	132,346
Valmont Industries, Inc.	5,438	1,299,464
Willscot Mobile Mini Holdings (a)	59,211	2,057,582
		20,968,185
Electrical Equipment - 0.7%
Acuity Brands, Inc.	9,214	1,892,832
American Superconductor Corp. (a)(b)	5,994	110,170
AMETEK, Inc.	60,312	7,985,309
Array Technologies, Inc.	31,182	665,736
Atkore, Inc. (a)	11,945	1,129,161
AZZ, Inc.	7,002	372,016
Blink Charging Co. (a)(b)	9,992	317,746
Bloom Energy Corp. Class A (a)(b)	37,943	1,186,098
Eaton Corp. PLC	103,947	17,126,308
Emerson Electric Co.	155,606	15,095,338
Encore Wire Corp.	5,358	718,293
Energous Corp. (a)(b)	7,441	14,287
EnerSys	10,907	872,996
FuelCell Energy, Inc. (a)(b)	82,821	661,740
Generac Holdings, Inc. (a)	16,452	8,202,309
GrafTech International Ltd.	53,886	576,580
Hubbell, Inc. Class B	14,572	2,905,220
nVent Electric PLC	43,904	1,556,397
Orion Energy Systems, Inc. (a)	4,328	17,702
Plug Power, Inc. (a)(b)	134,768	5,157,571
Powell Industries, Inc.	3,022	78,149
Regal Rexnord Corp.	10,529	1,603,883
Rockwell Automation, Inc.	30,284	9,672,710
Sensata Technologies, Inc. PLC (a)	41,675	2,296,293
Shoals Technologies Group, Inc. (b)	26,417	818,663
Sunrun, Inc. (a)	53,878	3,107,683
Thermon Group Holdings, Inc. (a)	8,925	154,224
TPI Composites, Inc. (a)(b)	10,175	342,185
Vertiv Holdings Co.	72,974	1,873,972
Vicor Corp. (a)(b)	5,595	848,146
		87,359,717
Industrial Conglomerates - 0.9%
3M Co.	150,776	26,940,656
General Electric Co.	286,403	30,035,083
Honeywell International, Inc.	179,927	39,335,641
Raven Industries, Inc. (a)	8,964	518,298
Roper Technologies, Inc.	27,464	13,398,862
		110,228,540
Machinery - 1.7%
AGCO Corp.	16,412	2,005,711
Alamo Group, Inc. (b)	2,663	402,646
Albany International Corp. Class A (b)	8,539	688,670
Allison Transmission Holdings, Inc.	27,618	921,336
Altra Industrial Motion Corp.	17,118	892,704
Astec Industries, Inc.	6,015	321,081
Barnes Group, Inc.	12,121	508,355
Blue Bird Corp. (a)	3,746	73,459
Caterpillar, Inc.	142,769	29,126,304
Chart Industries, Inc. (a)	9,271	1,645,788
CIRCOR International, Inc. (a)	4,811	137,306
Colfax Corp. (a)(b)	33,293	1,718,585
Columbus McKinnon Corp. (NY Shares)	7,808	369,084
Crane Co.	12,950	1,337,476
Cummins, Inc.	37,505	8,995,199
Deere & Co.	74,036	25,343,263
Donaldson Co., Inc.	32,248	1,935,202
Douglas Dynamics, Inc.	6,296	266,321
Dover Corp.	37,507	6,341,684
Energy Recovery, Inc. (a)(b)	11,033	224,191
Enerpac Tool Group Corp. Class A	15,278	319,157
EnPro Industries, Inc.	5,453	488,916
ESCO Technologies, Inc.	6,572	555,728
Evoqua Water Technologies Corp. (a)	32,088	1,342,241
ExOne Co. (a)	3,579	82,389
Federal Signal Corp.	15,644	669,720
Flowserve Corp.	34,578	1,162,512
Fortive Corp.	93,329	7,065,939
Franklin Electric Co., Inc.	9,760	843,069
Gorman-Rupp Co.	6,565	279,144
Graco, Inc.	44,220	3,324,460
Helios Technologies, Inc.	8,247	750,889
Hillenbrand, Inc.	19,023	864,786
Hydrofarm Holdings Group, Inc. (b)	9,442	311,303
Hyster-Yale Materials Handling Class A	2,834	136,145
IDEX Corp.	20,138	4,482,115
Illinois Tool Works, Inc.	74,487	16,973,353
Ingersoll Rand, Inc.	106,573	5,729,364
ITT, Inc.	22,291	2,096,914
John Bean Technologies Corp. (b)	8,132	1,201,503
Kadant, Inc.	2,989	663,917
Kennametal, Inc.	22,550	896,363
Lincoln Electric Holdings, Inc.	15,504	2,207,770
Lindsay Corp.	2,854	415,742
Manitowoc Co., Inc. (a)	9,559	204,849
Meritor, Inc. (a)(b)	18,769	456,837
Middleby Corp. (a)	14,591	2,661,982
Miller Industries, Inc.	3,392	122,587
Mueller Industries, Inc.	14,312	753,384
Mueller Water Products, Inc. Class A	42,075	690,451
Nikola Corp. (a)(b)	52,676	621,577
NN, Inc. (a)	12,576	62,754
Nordson Corp.	14,139	3,594,275
Omega Flex, Inc.	816	118,124
Oshkosh Corp.	17,563	1,879,241
Otis Worldwide Corp.	111,400	8,946,534
PACCAR, Inc.	90,555	8,115,539
Parker Hannifin Corp.	33,694	9,993,303
Pentair PLC	42,768	3,163,549
Proto Labs, Inc. (a)	7,090	424,053
RBC Bearings, Inc. (a)	7,341	1,717,280
REV Group, Inc.	9,672	146,144
Snap-On, Inc.	14,210	2,887,898
SPX Corp. (a)	11,620	675,006
SPX Flow, Inc.	10,925	816,207
Standex International Corp.	3,196	355,619
Stanley Black & Decker, Inc.	42,695	7,673,572
Tennant Co.	5,079	403,577
Terex Corp.	17,904	802,099
The Greenbrier Companies, Inc.	8,196	336,200
The Shyft Group, Inc.	9,063	373,486
Timken Co.	18,109	1,284,834
Toro Co.	27,759	2,650,152
Trinity Industries, Inc. (b)	20,503	575,109
Wabash National Corp. (b)	12,270	190,553
Watts Water Technologies, Inc. Class A	7,099	1,348,952
Welbilt, Inc. (a)	33,184	785,133
Westinghouse Air Brake Tech Co.	49,152	4,459,561
Woodward, Inc.	16,421	1,854,752
Xylem, Inc.	47,061	6,145,696
		213,408,673
Marine - 0.0%
Genco Shipping & Trading Ltd.	10,065	172,816
Kirby Corp. (a)	15,405	807,376
Matson, Inc.	11,138	927,573
		1,907,765
Professional Services - 0.7%
Acacia Research Corp. (a)(b)	13,401	76,788
ASGN, Inc. (a)	13,686	1,637,667
Barrett Business Services, Inc.	2,080	170,560
Booz Allen Hamilton Holding Corp. Class A	35,495	3,083,096
CACI International, Inc. Class A (a)	6,250	1,797,750
CBIZ, Inc. (a)(b)	14,274	523,999
CoStar Group, Inc. (a)	103,100	8,871,755
CRA International, Inc.	1,799	197,566
Dun & Bradstreet Holdings, Inc. (a)	39,616	746,365
Equifax, Inc.	31,701	8,794,808
Exponent, Inc.	13,397	1,537,976
Forrester Research, Inc. (a)	2,804	149,313
Franklin Covey Co. (a)	3,703	156,452
FTI Consulting, Inc. (a)	9,193	1,323,057
Heidrick & Struggles International, Inc.	5,522	258,871
Huron Consulting Group, Inc. (a)	5,418	271,767
ICF International, Inc.	4,768	479,136
IHS Markit Ltd.	103,895	13,581,154
Insperity, Inc.	9,552	1,194,000
Jacobs Engineering Group, Inc.	34,230	4,806,577
KBR, Inc.	35,900	1,523,596
Kelly Services, Inc. Class A (non-vtg.)	8,563	154,391
Kforce, Inc.	5,520	357,475
Korn Ferry	14,239	1,099,393
Leidos Holdings, Inc.	37,113	3,710,558
Manpower, Inc.	14,072	1,360,059
ManTech International Corp. Class A	6,877	592,935
Nielsen Holdings PLC	94,642	1,916,501
Resources Connection, Inc.	8,286	144,259
Robert Half International, Inc.	29,349	3,318,491
Science Applications Internati	14,822	1,330,719
TransUnion Holding Co., Inc.	49,944	5,758,044
TriNet Group, Inc. (a)	10,293	1,042,166
TrueBlue, Inc. (a)	8,667	241,376
Upwork, Inc. (a)	30,897	1,455,867
Verisk Analytics, Inc.	41,955	8,821,878
Willdan Group, Inc. (a)(b)	2,719	90,896
		82,577,261
Road & Rail - 1.1%
AMERCO	2,573	1,896,275
ArcBest Corp.	6,412	576,118
Avis Budget Group, Inc. (a)(b)	12,370	2,143,845
Covenant Transport Group, Inc. Class A (a)	2,670	75,828
CSX Corp.	587,162	21,237,650
Daseke, Inc. (a)	15,364	145,190
Heartland Express, Inc.	11,794	192,596
J.B. Hunt Transport Services, Inc.	22,067	4,351,392
Kansas City Southern	23,641	7,334,620
Knight-Swift Transportation Holdings, Inc. Class A	43,590	2,471,117
Landstar System, Inc.	9,841	1,730,146
Lyft, Inc. (a)	76,154	3,493,184
Marten Transport Ltd.	15,872	263,951
Norfolk Southern Corp.	64,329	18,851,613
Old Dominion Freight Lines, Inc.	24,481	8,356,589
Ryder System, Inc.	14,067	1,194,992
Saia, Inc. (a)	6,814	2,130,329
Schneider National, Inc. Class B	8,947	223,138
U.S. Xpress Enterprises, Inc. (a)	5,641	42,702
Uber Technologies, Inc. (a)	422,784	18,526,395
Union Pacific Corp.	169,843	41,000,100
Werner Enterprises, Inc.	16,323	739,758
XPO Logistics, Inc. (a)	25,555	2,192,619
Yellow Corp. (a)	12,048	105,420
		139,275,567
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	27,709	1,109,745
Applied Industrial Technologies, Inc.	10,134	987,862
Beacon Roofing Supply, Inc. (a)	14,329	757,574
BlueLinx Corp. (a)	2,378	113,264
Boise Cascade Co.	10,494	594,170
CAI International, Inc.	3,961	221,539
DXP Enterprises, Inc. (a)	3,857	127,127
Fastenal Co.	149,967	8,560,116
GATX Corp. (b)	9,231	875,560
Global Industrial Co.	4,086	165,810
GMS, Inc. (a)	10,883	539,035
H&E Equipment Services, Inc.	8,754	394,630
Herc Holdings, Inc.	6,466	1,177,071
McGrath RentCorp.	6,073	438,106
MRC Global, Inc. (a)	14,011	116,291
MSC Industrial Direct Co., Inc. Class A	11,897	1,000,181
NOW, Inc. (a)	28,567	206,254
Rush Enterprises, Inc. Class A	11,891	619,283
SiteOne Landscape Supply, Inc. (a)	11,690	2,746,682
Textainer Group Holdings Ltd. (a)	11,913	468,062
Titan Machinery, Inc. (a)	4,747	134,910
Triton International Ltd.	17,122	1,064,817
United Rentals, Inc. (a)	18,948	7,183,376
Univar, Inc. (a)	45,620	1,166,960
Veritiv Corp. (a)	3,658	392,394
W.W. Grainger, Inc.	11,449	5,302,146
Watsco, Inc.	8,625	2,497,628
WESCO International, Inc. (a)	11,591	1,501,730
		40,462,323

TOTAL INDUSTRIALS		1,096,769,149

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 0.8%
ADTRAN, Inc.	11,771	217,528
Applied Optoelectronics, Inc. (a)(b)	4,366	33,400
Arista Networks, Inc. (a)	14,739	6,038,421
CalAmp Corp. (a)	8,247	79,336
Calix, Inc. (a)	14,462	905,177
Casa Systems, Inc. (a)	7,990	50,577
Ciena Corp. (a)	40,491	2,198,256
Cisco Systems, Inc.	1,098,716	61,495,135
Clearfield, Inc. (a)(b)	2,777	156,873
CommScope Holding Co., Inc. (a)	54,414	582,774
Comtech Telecommunications Corp.	6,797	146,611
Digi International, Inc. (a)	8,521	183,628
Extreme Networks, Inc. (a)	34,921	343,273
F5 Networks, Inc. (a)	15,580	3,289,717
Harmonic, Inc. (a)	29,651	268,935
Infinera Corp. (a)(b)	50,686	384,707
Inseego Corp. (a)(b)	16,723	103,683
Juniper Networks, Inc.	84,241	2,486,794
Lumentum Holdings, Inc. (a)	20,234	1,670,924
Motorola Solutions, Inc.	44,293	11,010,797
NETGEAR, Inc. (a)(b)	7,910	228,045
NetScout Systems, Inc. (a)	17,951	485,754
Ondas Holdings, Inc. (b)	4,377	37,511
Plantronics, Inc. (a)(b)	11,424	305,706
Resonant, Inc. (a)(b)	7,916	17,732
Ribbon Communications, Inc. (a)	28,375	155,211
ViaSat, Inc. (a)(b)	19,031	1,135,960
Viavi Solutions, Inc. (a)	60,752	935,581
		94,948,046
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (b)	3,841	126,369
Advanced Energy Industries, Inc.	9,739	894,235
Airgain, Inc. (a)(b)	2,184	24,526
Akoustis Technologies, Inc. (a)(b)	10,519	79,103
Amphenol Corp. Class A	156,029	11,978,346
Arlo Technologies, Inc. (a)	19,981	137,869
Arrow Electronics, Inc. (a)	18,527	2,144,500
Avnet, Inc.	26,350	1,004,199
Badger Meter, Inc.	8,097	827,918
Belden, Inc.	11,157	671,763
Benchmark Electronics, Inc.	8,085	188,461
CDW Corp.	35,992	6,717,907
Cognex Corp.	46,477	4,070,920
Coherent, Inc. (a)	6,393	1,626,379
Corning, Inc.	200,911	7,146,404
CTS Corp. (b)	7,904	281,540
ePlus, Inc. (a)	3,340	369,304
Fabrinet (a)	9,635	924,960
FARO Technologies, Inc. (a)	4,320	317,822
II-VI, Inc.(a)(b)	27,224	1,647,324
Insight Enterprises, Inc. (a)	8,824	835,633
Intellicheck, Inc. (a)(b)	3,856	34,280
IPG Photonics Corp. (a)	9,455	1,503,440
Itron, Inc. (a)	12,034	935,884
Jabil, Inc.	37,684	2,259,533
Keysight Technologies, Inc. (a)	48,163	8,670,303
Kimball Electronics, Inc. (a)	5,774	166,003
Knowles Corp. (a)	25,783	537,318
Littelfuse, Inc.	6,427	1,893,073
Luna Innovations, Inc. (a)(b)	7,230	70,420
Methode Electronics, Inc. Class A	10,074	423,813
MicroVision, Inc. (a)(b)	42,935	326,735
Napco Security Technolgies, Inc. (a)	4,085	195,917
National Instruments Corp.	36,068	1,531,808
nLIGHT, Inc. (a)	11,684	328,554
Novanta, Inc. (a)	9,090	1,568,570
OSI Systems, Inc. (a)	4,297	400,094
Par Technology Corp. (a)(b)	6,439	404,498
PC Connection, Inc.	3,190	146,900
Plexus Corp. (a)	7,199	628,617
Rogers Corp. (a)(b)	4,784	962,158
Sanmina Corp. (a)	16,887	637,484
ScanSource, Inc. (a)	6,311	225,808
TD SYNNEX Corp.	10,891	1,143,555
TE Connectivity Ltd.	85,630	12,501,980
Teledyne Technologies, Inc. (a)	12,173	5,468,355
Trimble, Inc. (a)	66,050	5,770,789
TTM Technologies, Inc. (a)(b)	26,472	350,489
Vishay Intertechnology, Inc.	35,489	682,099
Vishay Precision Group, Inc. (a)	3,213	109,531
Vontier Corp.	43,310	1,465,177
Wrap Technologies, Inc. (a)	4,906	27,964
Zebra Technologies Corp. Class A (a)	13,981	7,465,155
		100,851,786
IT Services - 4.8%
Accenture PLC Class A	165,189	59,268,161
Affirm Holdings, Inc.	24,222	3,936,075
Akamai Technologies, Inc. (a)	42,687	4,501,771
Alliance Data Systems Corp.	13,033	1,111,063
Amdocs Ltd.	33,462	2,604,682
Automatic Data Processing, Inc.	110,234	24,746,431
BigCommerce Holdings, Inc. (a)(b)	15,417	712,420
Brightcove, Inc. (a)	10,680	105,946
Broadridge Financial Solutions, Inc.	30,384	5,420,809
Cantaloupe, Inc. (a)(b)	14,504	181,300
Cass Information Systems, Inc.	2,737	112,190
Cloudflare, Inc. (a)	68,740	13,385,053
Cognizant Technology Solutions Corp. Class A	137,262	10,718,790
Concentrix Corp.	11,093	1,971,004
Conduent, Inc. (a)	46,689	315,151
CSG Systems International, Inc.	8,534	427,127
DXC Technology Co. (a)	65,095	2,120,144
EPAM Systems, Inc. (a)	14,797	9,961,932
Euronet Worldwide, Inc. (a)	13,766	1,544,408
EVERTEC, Inc.	15,124	683,756
EVO Payments, Inc. Class A (a)	11,479	248,865
ExlService Holdings, Inc. (a)	8,878	1,088,709
Fastly, Inc. Class A (a)(b)	27,493	1,391,421
Fidelity National Information Services, Inc.	161,129	17,843,425
Fiserv, Inc. (a)	155,487	15,313,915
FleetCor Technologies, Inc. (a)	21,661	5,359,148
Gartner, Inc. (a)	21,862	7,256,216
Genpact Ltd.	44,436	2,192,917
Global Payments, Inc.	76,437	10,929,727
GoDaddy, Inc. (a)	44,206	3,057,729
GreenSky, Inc. Class A (a)	18,576	227,370
Grid Dynamics Holdings, Inc. (a)	11,306	325,048
Hackett Group, Inc.	6,273	132,611
i3 Verticals, Inc. Class A (a)	5,749	128,720
IBM Corp.	233,709	29,236,996
International Money Express, Inc. (a)	10,448	174,900
Jack Henry & Associates, Inc.	19,202	3,196,749
Limelight Networks, Inc. (a)(b)	32,118	95,712
Liveramp Holdings, Inc. (a)	17,817	953,388
MasterCard, Inc. Class A	227,148	76,212,697
Maximus, Inc.	16,590	1,403,016
MoneyGram International, Inc. (a)	24,485	146,175
MongoDB, Inc. Class A (a)	16,878	8,798,333
Okta, Inc. (a)	32,657	8,072,157
Paychex, Inc.	83,470	10,290,182
PayPal Holdings, Inc. (a)	306,411	71,268,134
Paysign, Inc. (a)(b)	4,632	11,673
Perficient, Inc. (a)	8,601	1,063,084
Rackspace Technology, Inc. (a)(b)	16,648	221,252
Repay Holdings Corp. (a)(b)	19,070	400,661
Sabre Corp. (a)(b)	82,785	859,308
Sezzle, Inc. unit (a)(b)	24,080	96,005
Shift4 Payments, Inc. (a)(b)	12,338	778,898
Snowflake Computing, Inc. (a)	59,489	21,049,588
SolarWinds, Inc. (b)	11,855	190,866
Square, Inc. (a)	103,671	26,384,270
Switch, Inc. Class A	32,618	824,583
The Western Union Co.	104,843	1,910,239
Ttec Holdings, Inc.	5,035	475,254
Tucows, Inc. (a)(b)	2,433	200,236
Twilio, Inc. Class A (a)	43,562	12,692,224
Unisys Corp. (a)	17,002	434,741
VeriSign, Inc. (a)	25,425	5,661,385
Verra Mobility Corp. (a)	34,559	514,238
Visa, Inc. Class A	440,014	93,181,765
WEX, Inc. (a)	11,697	1,751,041
		587,873,784
Semiconductors & Semiconductor Equipment - 5.3%
ACM Research, Inc. (a)(b)	3,194	339,107
Advanced Micro Devices, Inc. (a)	316,296	38,028,268
Allegro MicroSystems LLC (a)	14,724	491,193
Alpha & Omega Semiconductor Ltd. (a)	5,593	193,797
Ambarella, Inc. (a)	9,451	1,756,279
Amkor Technology, Inc.	26,389	578,447
Analog Devices, Inc.	140,300	24,340,647
Applied Materials, Inc.	238,442	32,583,099
Atomera, Inc. (a)(b)	4,668	100,875
Axcelis Technologies, Inc. (a)	8,926	490,305
AXT, Inc. (a)(b)	9,427	77,019
Broadcom, Inc.	106,851	56,809,471
Brooks Automation, Inc.	19,196	2,235,374
CEVA, Inc. (a)	5,792	264,173
Cirrus Logic, Inc. (a)	14,815	1,197,200
CMC Materials, Inc.	7,533	967,011
Cohu, Inc. (a)	11,974	383,647
CyberOptics Corp. (a)	1,782	74,416
Diodes, Inc. (a)	12,023	1,155,290
DSP Group, Inc. (a)	5,319	116,858
Enphase Energy, Inc. (a)	35,125	8,136,004
Entegris, Inc.	35,194	4,954,611
First Solar, Inc. (a)	25,871	3,093,913
FormFactor, Inc. (a)	20,036	797,032
Ichor Holdings Ltd. (a)	7,281	318,325
Impinj, Inc. (a)(b)	5,017	349,785
Intel Corp.	1,057,807	51,832,543
KLA Corp.	39,872	14,862,687
Kopin Corp. (a)(b)	17,638	92,423
Kulicke & Soffa Industries, Inc. (b)	15,881	905,217
Lam Research Corp.	37,187	20,957,478
Lattice Semiconductor Corp. (a)	35,535	2,467,550
MACOM Technology Solutions Holdings, Inc. (a)	12,821	895,162
Marvell Technology, Inc.	213,753	14,642,081
MaxLinear, Inc. Class A (a)	18,719	1,179,297
Microchip Technology, Inc.	143,264	10,614,430
Micron Technology, Inc.	293,600	20,287,760
MKS Instruments, Inc.	14,364	2,155,318
Monolithic Power Systems, Inc.	11,269	5,921,409
NeoPhotonics Corp. (a)	13,328	134,879
NVE Corp.	1,139	77,418
NVIDIA Corp.	649,808	166,136,411
NXP Semiconductors NV	69,114	13,882,238
ON Semiconductor Corp. (a)	112,841	5,424,267
Onto Innovation, Inc. (a)	12,575	996,066
PDF Solutions, Inc. (a)	7,788	183,252
Photronics, Inc. (a)	16,170	210,048
Pixelworks, Inc. (a)	11,824	48,360
Power Integrations, Inc.	15,519	1,601,716
Qorvo, Inc. (a)	29,157	4,905,082
Qualcomm, Inc.	294,010	39,115,090
Rambus, Inc. (a)(b)	28,408	661,054
Semtech Corp. (a)	16,591	1,410,733
Silicon Laboratories, Inc. (a)(b)	10,660	2,012,182
SiTime Corp. (a)(b)	3,336	883,673
Skyworks Solutions, Inc.	43,132	7,208,651
SMART Global Holdings, Inc. (a)	6,014	321,508
SolarEdge Technologies, Inc. (a)	13,630	4,834,288
SunPower Corp. (a)(b)	21,922	737,895
Synaptics, Inc. (a)	9,129	1,776,230
Teradyne, Inc.	43,128	5,962,015
Texas Instruments, Inc.	240,653	45,117,624
Ultra Clean Holdings, Inc. (a)	12,003	594,989
Universal Display Corp.	11,281	2,066,679
Veeco Instruments, Inc. (a)(b)	14,282	346,910
Wolfspeed, Inc. (a)	30,206	3,628,043
Xilinx, Inc.	64,570	11,622,600
		648,545,402
Software - 10.4%
8x8, Inc. (a)	29,286	663,621
A10 Networks, Inc.	14,522	271,416
ACI Worldwide, Inc. (a)	30,881	947,429
Adobe, Inc. (a)	124,204	80,777,313
Agilysys, Inc. (a)	5,056	241,272
Alarm.com Holdings, Inc. (a)	11,973	1,008,845
Altair Engineering, Inc. Class A (a)(b)	12,973	1,009,170
Alteryx, Inc. Class A (a)	15,888	1,162,843
American Software, Inc. Class A	8,470	245,037
Anaplan, Inc. (a)	37,734	2,460,634
ANSYS, Inc. (a)	22,892	8,689,345
AppFolio, Inc. (a)(b)	5,063	666,746
Appian Corp. Class A (a)(b)	10,357	1,029,589
Asana, Inc. (a)	20,426	2,773,851
Aspen Technology, Inc. (a)	17,780	2,785,948
Autodesk, Inc. (a)	57,420	18,237,166
Avalara, Inc. (a)	22,450	4,032,918
Avaya Holdings Corp. (a)	20,828	387,817
Benefitfocus, Inc. (a)(b)	8,004	87,724
Bill.Com Holdings, Inc. (a)	23,059	6,786,494
Black Knight, Inc. (a)	40,700	2,853,477
Blackbaud, Inc. (a)	11,055	785,016
BlackLine, Inc. (a)(b)	13,834	1,755,120
Bottomline Technologies, Inc. (a)	9,843	455,731
Box, Inc. Class A (a)	39,654	1,024,263
C3.Ai, Inc. (b)	18,188	820,643
Cadence Design Systems, Inc. (a)	72,422	12,536,972
CDK Global, Inc.	32,620	1,419,622
Cerence, Inc. (a)(b)	9,676	1,017,238
Ceridian HCM Holding, Inc. (a)	35,016	4,385,754
ChannelAdvisor Corp. (a)	7,166	182,805
Citrix Systems, Inc.	32,230	3,053,148
CommVault Systems, Inc. (a)	12,085	743,228
Consensus Cloud Solutions, Inc. (a)	6,001	380,043
Coupa Software, Inc. (a)	19,245	4,382,087
Crowdstrike Holdings, Inc. (a)	52,009	14,656,136
Datadog, Inc. Class A (a)	62,596	10,456,662
Digimarc Corp. (a)(b)	3,439	173,773
Digital Turbine, Inc. (a)(b)	22,528	1,938,760
DocuSign, Inc. (a)	50,843	14,149,098
Dolby Laboratories, Inc. Class A	16,761	1,480,834
Domo, Inc. Class B (a)	7,344	648,842
Dropbox, Inc. Class A (a)	73,799	2,250,132
Duck Creek Technologies, Inc. (a)	19,603	617,495
Dynatrace, Inc. (a)	51,675	3,875,625
Ebix, Inc. (b)	5,721	187,706
eGain Communications Corp. (a)	5,073	52,353
Elastic NV (a)	18,742	3,251,924
Envestnet, Inc. (a)	13,878	1,158,813
Everbridge, Inc. (a)(b)	9,951	1,585,294
Fair Isaac Corp. (a)	7,346	2,925,177
Five9, Inc. (a)	17,822	2,816,054
Fortinet, Inc. (a)	35,436	11,918,544
Guidewire Software, Inc. (a)	22,039	2,770,963
HubSpot, Inc. (a)	11,653	9,441,610
Intelligent Systems Corp. (a)(b)	1,650	69,845
InterDigital, Inc.	7,565	506,477
Intuit, Inc.	71,259	44,607,421
Jamf Holding Corp. (a)(b)	14,181	675,725
LivePerson, Inc. (a)(b)	16,798	865,265
Mandiant, Inc. (a)	61,023	1,064,241
Manhattan Associates, Inc. (a)	16,695	3,030,810
McAfee Corp.	19,291	412,249
Microsoft Corp.	1,959,406	649,778,167
MicroStrategy, Inc. Class A (a)(b)	2,018	1,442,991
Mimecast Ltd. (a)	15,678	1,182,748
Mitek Systems, Inc. (a)(b)	12,054	226,977
Model N, Inc. (a)(b)	8,000	259,280
Momentive Global, Inc. (a)	33,273	762,617
N-able, Inc. (a)(b)	18,651	248,058
nCino, Inc. (a)(b)	14,632	1,063,161
NCR Corp. (a)	34,035	1,345,744
New Relic, Inc. (a)	15,143	1,229,006
NortonLifeLock, Inc.	151,464	3,854,759
Nuance Communications, Inc. (a)	73,663	4,055,148
Nutanix, Inc. Class A (a)	52,750	1,809,853
ON24, Inc. (a)	2,190	41,895
Onespan, Inc. (a)	8,398	171,487
Oracle Corp.	429,415	41,198,075
Pagerduty, Inc. (a)(b)	19,366	808,531
Palantir Technologies, Inc. (a)	409,475	10,597,213
Palo Alto Networks, Inc. (a)	25,416	12,939,031
Paycom Software, Inc. (a)	12,566	6,884,283
Paylocity Holding Corp. (a)	10,223	3,119,446
Pegasystems, Inc.	10,356	1,229,464
Ping Identity Holding Corp. (a)	13,303	376,874
Progress Software Corp.	12,051	619,542
PROS Holdings, Inc. (a)	9,954	298,620
PTC, Inc. (a)	27,445	3,495,121
Q2 Holdings, Inc. (a)	14,766	1,158,540
QAD, Inc. Class A	3,122	273,612
Qualtrics International, Inc.	16,413	760,250
Qualys, Inc. (a)	8,741	1,088,080
Rapid7, Inc. (a)	14,358	1,848,593
RingCentral, Inc. (a)	21,255	5,181,544
SailPoint Technologies Holding, Inc. (a)(b)	24,641	1,182,275
Salesforce.com, Inc. (a)	253,333	75,921,367
SecureWorks Corp. (a)	3,430	63,181
ServiceNow, Inc. (a)	51,683	36,062,330
ShotSpotter, Inc. (a)	1,999	77,781
Smartsheet, Inc. (a)	32,430	2,237,994
Smith Micro Software, Inc. (a)	9,703	55,307
Splunk, Inc. (a)	42,857	7,063,691
Sprout Social, Inc. (a)	11,627	1,484,535
SPS Commerce, Inc. (a)	9,196	1,404,505
SS&C Technologies Holdings, Inc.	57,682	4,583,989
Synchronoss Technologies, Inc. (a)	6,287	16,598
Synopsys, Inc. (a)	39,875	13,285,553
Telos Corp.	13,832	358,387
Tenable Holdings, Inc. (a)(b)	23,592	1,256,274
Teradata Corp. (a)	28,181	1,593,917
The Trade Desk, Inc. (a)	113,366	8,492,247
Tyler Technologies, Inc. (a)	10,620	5,768,996
Upland Software, Inc. (a)	7,309	243,901
Varonis Systems, Inc. (a)(b)	27,688	1,792,521
Verint Systems, Inc. (a)	16,877	786,468
Veritone, Inc. (a)(b)	6,586	196,987
Vertex, Inc. Class A (a)(b)	6,013	125,191
Viant Technology, Inc.	2,859	33,593
VirnetX Holding Corp. (a)(b)	13,724	52,837
VMware, Inc. Class A (a)	20,833	3,160,366
Vobile Group Ltd. (a)	265,000	232,626
Vonage Holdings Corp. (a)	65,375	1,053,845
Workday, Inc. Class A (a)	49,333	14,305,583
Workiva, Inc. (a)	11,235	1,680,194
Xperi Holding Corp.	26,308	471,439
Yext, Inc. (a)	30,859	388,515
Zendesk, Inc. (a)	31,443	3,200,897
Zix Corp. (a)	12,365	104,732
Zoom Video Communications, Inc. Class A (a)	56,419	15,495,478
Zscaler, Inc. (a)	20,413	6,508,889
Zuora, Inc. (a)(b)	29,197	638,246
		1,278,378,098
Technology Hardware, Storage & Peripherals - 5.3%
3D Systems Corp. (a)	32,145	905,203
Apple, Inc.	4,094,661	613,380,218
Avid Technology, Inc. (a)	10,463	299,660
Corsair Gaming, Inc. (a)(b)	9,044	221,126
Dell Technologies, Inc. (a)	72,044	7,924,120
Diebold Nixdorf, Inc. (a)(b)	19,642	176,778
Eastman Kodak Co. (a)(b)	16,294	110,636
Hewlett Packard Enterprise Co.	344,561	5,047,819
HP, Inc.	314,202	9,529,747
Immersion Corp. (a)(b)	3,990	31,880
NetApp, Inc.	58,938	5,263,163
Pure Storage, Inc. Class A (a)	68,879	1,850,090
Razer, Inc. (a)(d)	1,077,000	258,696
Seagate Technology Holdings PLC	54,842	4,884,777
Super Micro Computer, Inc. (a)	10,699	378,638
Turtle Beach Corp. (a)(b)	4,485	128,989
Western Digital Corp. (a)	80,641	4,216,718
Xerox Holdings Corp.	36,746	654,079
		655,262,337

TOTAL INFORMATION TECHNOLOGY		3,365,859,453

MATERIALS - 2.7%
Chemicals - 1.7%
AdvanSix, Inc.	6,911	335,875
Air Products & Chemicals, Inc.	57,691	17,296,339
Albemarle Corp. U.S.	30,576	7,658,371
American Vanguard Corp.	5,948	92,670
Amyris, Inc. (a)(b)	48,376	716,932
Ashland Global Holdings, Inc. (b)	14,929	1,433,333
Avient Corp. (b)	23,482	1,265,210
Axalta Coating Systems Ltd. (a)	55,870	1,742,585
Balchem Corp.	8,471	1,296,825
Cabot Corp.	15,077	804,358
Celanese Corp. Class A	29,307	4,733,374
CF Industries Holdings, Inc.	56,600	3,214,880
Chase Corp.	2,015	193,440
Corteva, Inc.	192,124	8,290,151
Dow, Inc.	195,087	10,919,019
DuPont de Nemours, Inc.	136,765	9,518,844
Eastman Chemical Co.	35,063	3,647,604
Ecolab, Inc.	64,873	14,416,078
Ecovyst, Inc.	14,597	170,493
Element Solutions, Inc.	55,859	1,268,558
Ferro Corp. (a)	20,525	431,436
FMC Corp.	33,280	3,028,813
FutureFuel Corp.	5,729	40,447
GCP Applied Technologies, Inc. (a)	16,236	367,096
H.B. Fuller Co.	14,394	1,014,921
Hawkins, Inc.	4,798	175,943
Huntsman Corp.	54,298	1,769,029
Ingevity Corp. (a)	10,251	798,655
Innospec, Inc.	6,615	599,385
International Flavors & Fragrances, Inc.	65,021	9,587,346
Intrepid Potash, Inc. (a)	2,547	124,064
Koppers Holdings, Inc. (a)(b)	4,957	173,941
Kraton Performance Polymers, Inc. (a)	8,107	370,085
Kronos Worldwide, Inc.	6,969	90,806
Linde PLC	134,497	42,931,442
Livent Corp. (a)(b)	43,489	1,227,260
Loop Industries, Inc. (a)(b)	5,502	86,436
LyondellBasell Industries NV Class A	69,312	6,433,540
Minerals Technologies, Inc.	8,833	626,613
NewMarket Corp.	1,813	616,438
Olin Corp.	37,940	2,161,821
Orion Engineered Carbons SA (a)	15,448	290,422
PPG Industries, Inc.	61,983	9,952,610
Quaker Chemical Corp. (b)	3,585	881,336
Rayonier Advanced Materials, Inc. (a)	14,854	106,652
RPM International, Inc.	33,495	2,920,764
Sensient Technologies Corp.	11,105	1,061,638
Sherwin-Williams Co.	63,126	19,986,323
Stepan Co.	5,283	634,066
The Chemours Co. LLC	44,263	1,240,249
The Mosaic Co.	90,781	3,773,766
The Scotts Miracle-Gro Co. Class A	10,749	1,595,797
Tredegar Corp.	6,860	82,732
Trinseo PLC (b)	9,559	535,878
Tronox Holdings PLC	29,271	682,600
Valvoline, Inc.	46,323	1,573,129
Westlake Chemical Corp.	8,921	868,370
		207,856,788
Construction Materials - 0.1%
Eagle Materials, Inc.	10,744	1,593,980
Forterra, Inc. (a)	7,736	184,272
Martin Marietta Materials, Inc.	16,331	6,415,470
Summit Materials, Inc. (a)	31,122	1,109,499
Vulcan Materials Co.	34,719	6,600,776
		15,903,997
Containers & Packaging - 0.4%
Amcor PLC	400,771	4,837,306
Aptargroup, Inc.	17,078	2,062,681
Avery Dennison Corp.	21,501	4,681,198
Ball Corp.	85,283	7,801,689
Berry Global Group, Inc. (a)	35,431	2,322,148
Crown Holdings, Inc.	34,603	3,598,366
Graphic Packaging Holding Co.	72,907	1,453,037
Greif, Inc. Class A	7,061	456,705
International Paper Co.	101,502	5,041,604
Myers Industries, Inc.	8,909	183,347
O-I Glass, Inc. (a)	39,442	514,718
Packaging Corp. of America	25,134	3,452,658
Pactiv Evergreen, Inc.	11,892	165,418
Ranpak Holdings Corp. (A Shares) (a)	10,649	366,965
Sealed Air Corp.	38,465	2,281,744
Silgan Holdings, Inc.	22,177	891,515
Sonoco Products Co.	25,506	1,478,073
TriMas Corp.	10,474	349,308
WestRock Co.	70,515	3,391,772
		45,330,252
Metals & Mining - 0.5%
Alcoa Corp.	48,452	2,226,369
Allegheny Technologies, Inc. (a)(b)	33,186	534,295
Arconic Corp. (a)	28,461	837,323
Carpenter Technology Corp.	12,512	386,371
Century Aluminum Co. (a)	12,934	170,858
Cleveland-Cliffs, Inc. (a)	118,245	2,850,887
Coeur d'Alene Mines Corp. (a)	69,430	439,492
Commercial Metals Co.	30,823	991,884
Compass Minerals International, Inc.	8,419	552,286
Coronado Global Resources, Inc. unit (a)(d)	199,998	205,362
Freeport-McMoRan, Inc.	383,334	14,459,358
Gatos Silver, Inc.	12,259	148,334
Gold Resource Corp.	13,060	24,030
Haynes International, Inc.	2,872	115,253
Hecla Mining Co.	136,427	788,548
Kaiser Aluminum Corp. (b)	4,228	410,708
Materion Corp.	5,003	361,117
McEwen Mining, Inc. (a)(b)	72,451	79,696
Newmont Corp.	208,550	11,261,700
Nucor Corp.	76,691	8,562,550
Reliance Steel & Aluminum Co.	16,541	2,417,633
Royal Gold, Inc.	17,919	1,774,339
Ryerson Holding Corp.	4,736	124,841
Schnitzer Steel Industries, Inc. Class A	6,814	366,593
Steel Dynamics, Inc.	50,876	3,361,886
SunCoke Energy, Inc.	20,669	149,230
TimkenSteel Corp. (a)(b)	8,927	124,532
United States Steel Corp.	71,676	1,891,530
Warrior Metropolitan Coal, Inc.	13,649	327,167
Worthington Industries, Inc.	8,606	467,478
		56,411,650
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)(b)	4,217	176,397
Domtar Corp. (a)	12,803	698,916
Glatfelter Corp. (b)	10,212	167,783
Louisiana-Pacific Corp.	24,508	1,444,256
Mercer International, Inc. (SBI)	8,843	95,239
Neenah, Inc.	4,691	237,083
Resolute Forest Products	12,406	145,895
Schweitzer-Mauduit International, Inc.	8,119	282,866
Verso Corp.	7,373	162,796
		3,411,231

TOTAL MATERIALS		328,913,918

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	23,564	503,798
Agree Realty Corp.	17,957	1,276,024
Alexander & Baldwin, Inc.	18,296	448,801
Alexanders, Inc.	466	129,911
Alexandria Real Estate Equities, Inc.	36,240	7,398,034
American Assets Trust, Inc.	13,638	515,926
American Campus Communities, Inc.	37,491	2,014,017
American Finance Trust, Inc.	32,323	267,634
American Homes 4 Rent Class A	73,305	2,976,183
American Tower Corp.	118,659	33,458,278
Americold Realty Trust	67,882	2,000,483
Apartment Income (REIT) Corp.	40,573	2,175,119
Apartment Investment & Management Co. Class A	43,473	329,525
Apple Hospitality (REIT), Inc.	59,253	930,865
Armada Hoffler Properties, Inc.	13,951	191,268
AvalonBay Communities, Inc.	36,527	8,645,210
Bluerock Residential Growth (REIT), Inc.	5,687	76,945
Boston Properties, Inc.	37,474	4,258,545
Brandywine Realty Trust (SBI)	44,990	596,118
Brixmor Property Group, Inc.	76,799	1,800,169
Broadstone Net Lease, Inc.	41,612	1,106,463
Camden Property Trust (SBI)	26,266	4,283,985
CareTrust (REIT), Inc.	25,978	539,044
CatchMark Timber Trust, Inc.	10,705	91,635
Centerspace	3,917	396,557
Chatham Lodging Trust (a)	10,453	132,649
City Office REIT, Inc.	10,725	203,453
Columbia Property Trust, Inc.	29,930	573,758
Community Healthcare Trust, Inc.	6,896	329,905
CorEnergy Infrastructure Trust, Inc.	2,534	12,011
CoreSite Realty Corp.	11,732	1,671,341
Corporate Office Properties Trust (SBI)	28,324	768,147
Cousins Properties, Inc.	38,864	1,539,403
Crown Castle International Corp.	112,753	20,329,366
CTO Realty Growth, Inc. (b)	1,691	90,655
CubeSmart	52,397	2,882,359
CyrusOne, Inc.	32,215	2,642,274
DiamondRock Hospitality Co. (a)	53,872	487,003
Digital Realty Trust, Inc.	73,847	11,653,795
Digitalbridge Group, Inc. (a)(b)	126,998	850,887
Diversified Healthcare Trust (SBI)	60,579	220,508
Douglas Emmett, Inc.	45,767	1,495,666
Duke Realty Corp.	99,226	5,580,470
Easterly Government Properties, Inc.	24,447	514,120
EastGroup Properties, Inc.	10,632	2,102,797
Empire State Realty Trust, Inc.	36,661	354,878
EPR Properties	19,363	972,216
Equinix, Inc.	23,416	19,600,831
Equity Commonwealth	31,952	828,515
Equity Lifestyle Properties, Inc.	45,179	3,818,077
Equity Residential (SBI)	89,132	7,701,005
Essential Properties Realty Trust, Inc.	30,481	908,029
Essex Property Trust, Inc.	17,075	5,804,305
Extra Space Storage, Inc.	35,040	6,915,845
Farmland Partners, Inc.	6,178	69,441
Federal Realty Investment Trust (SBI)	18,197	2,190,009
First Industrial Realty Trust, Inc.	34,873	2,030,655
Four Corners Property Trust, Inc.	19,156	555,524
Franklin Street Properties Corp.	22,117	99,527
Gaming & Leisure Properties	57,712	2,798,455
Getty Realty Corp.	11,134	357,624
Gladstone Commercial Corp.	8,480	185,373
Gladstone Land Corp.	8,026	177,696
Global Medical REIT, Inc.	18,627	308,836
Global Net Lease, Inc.	24,115	386,322
Healthcare Realty Trust, Inc.	38,554	1,274,595
Healthcare Trust of America, Inc.	57,034	1,904,365
Healthpeak Properties, Inc.	142,429	5,057,654
Hersha Hospitality Trust (a)	8,269	73,842
Highwoods Properties, Inc. (SBI)	27,880	1,250,139
Host Hotels & Resorts, Inc. (a)	188,675	3,175,400
Hudson Pacific Properties, Inc.	40,233	1,036,000
Independence Realty Trust, Inc.	27,476	649,258
Industrial Logistics Properties Trust	18,870	530,058
Invitation Homes, Inc.	151,665	6,256,181
Iron Mountain, Inc.	75,012	3,423,548
iStar Financial, Inc.	19,479	491,650
JBG SMITH Properties	31,173	899,653
Kilroy Realty Corp.	27,167	1,830,512
Kimco Realty Corp.	162,504	3,672,590
Kite Realty Group Trust	21,072	427,762
Lamar Advertising Co. Class A	23,142	2,619,674
Lexington Corporate Properties Trust	75,066	1,093,712
Life Storage, Inc.	20,749	2,776,424
LTC Properties, Inc.	9,785	311,750
Mack-Cali Realty Corp. (a)	20,864	379,516
Medical Properties Trust, Inc.	154,464	3,294,717
Mid-America Apartment Communities, Inc.	30,222	6,171,635
Monmouth Real Estate Investment Corp. Class A	24,769	466,896
National Health Investors, Inc.	11,872	638,476
National Retail Properties, Inc.	47,507	2,154,918
National Storage Affiliates Trust	21,139	1,320,342
NETSTREIT Corp.	11,975	290,274
NexPoint Residential Trust, Inc.	5,999	424,849
Office Properties Income Trust	11,863	303,930
Omega Healthcare Investors, Inc.	62,646	1,839,287
One Liberty Properties, Inc.	4,766	148,985
Outfront Media, Inc.	39,744	989,228
Paramount Group, Inc.	43,757	371,059
Park Hotels & Resorts, Inc. (a)	61,777	1,144,728
Pebblebrook Hotel Trust	34,059	764,965
Physicians Realty Trust	58,926	1,120,183
Piedmont Office Realty Trust, Inc. Class A	31,364	557,025
Plymouth Industrial REIT, Inc.	8,935	228,379
Potlatch Corp.	17,770	928,838
Preferred Apartment Communities, Inc. Class A	16,016	201,962
Prologis (REIT), Inc.	192,778	27,945,099
PS Business Parks, Inc.	5,377	955,493
Public Storage	39,788	13,216,778
Rayonier, Inc.	37,635	1,404,915
Realty Income Corp.	101,356	7,239,859
Regency Centers Corp.	40,672	2,863,716
Retail Opportunity Investments Corp.	32,935	585,255
Retail Value, Inc.	3,848	24,088
Rexford Industrial Realty, Inc.	36,243	2,435,530
RLJ Lodging Trust	42,782	616,916
RPT Realty	23,581	313,391
Ryman Hospitality Properties, Inc. (a)	14,260	1,219,800
Sabra Health Care REIT, Inc.	61,192	865,867
Safehold, Inc.	3,776	282,067
Saul Centers, Inc.	3,025	140,360
SBA Communications Corp. Class A	28,528	9,851,574
Seritage Growth Properties (a)	8,307	127,928
Service Properties Trust	41,677	448,861
Simon Property Group, Inc.	85,861	12,585,505
SITE Centers Corp.	47,176	749,627
SL Green Realty Corp.	17,818	1,248,507
Spirit Realty Capital, Inc.	31,203	1,526,763
Stag Industrial, Inc.	42,400	1,845,672
Store Capital Corp.	64,172	2,203,025
Summit Hotel Properties, Inc. (a)	28,466	284,660
Sun Communities, Inc.	30,181	5,914,872
Sunstone Hotel Investors, Inc. (a)	54,506	672,604
Tanger Factory Outlet Centers, Inc.	26,673	448,106
Terreno Realty Corp.	18,915	1,383,254
The GEO Group, Inc. (b)	30,588	250,210
The Macerich Co.	55,233	999,165
UDR, Inc.	72,781	4,041,529
UMH Properties, Inc.	10,699	256,134
Uniti Group, Inc.	58,938	843,403
Universal Health Realty Income Trust (SBI)	2,962	168,745
Urban Edge Properties	29,989	525,707
Urstadt Biddle Properties, Inc. Class A	8,914	175,071
Ventas, Inc.	102,271	5,458,203
VICI Properties, Inc. (b)	162,468	4,768,436
Vornado Realty Trust	42,203	1,799,114
Washington REIT (SBI)	22,698	575,394
Welltower, Inc.	110,436	8,879,054
Weyerhaeuser Co.	196,299	7,011,800
Whitestone REIT Class B	11,307	103,798
WP Carey, Inc.	48,851	3,766,901
Xenia Hotels & Resorts, Inc. (a)	28,681	510,522
		388,582,504
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	87,699	9,127,712
Cushman & Wakefield PLC (a)	38,859	714,617
eXp World Holdings, Inc.	17,074	881,018
Forestar Group, Inc. (a)	3,560	69,669
Howard Hughes Corp. (a)	10,636	926,715
Jones Lang LaSalle, Inc. (a)	13,173	3,401,664
Kennedy-Wilson Holdings, Inc.	30,506	682,419
Marcus & Millichap, Inc. (a)	6,561	309,023
Newmark Group, Inc.	43,808	651,863
RE/MAX Holdings, Inc.	5,071	161,309
Realogy Holdings Corp. (a)	30,859	534,478
Redfin Corp. (a)(b)	27,375	1,405,433
Tejon Ranch Co. (a)	6,156	112,101
The RMR Group, Inc.	3,846	133,802
The St. Joe Co.	8,594	404,090
		19,515,913

TOTAL REAL ESTATE		408,098,417

UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	13,105	806,482
Alliant Energy Corp.	66,169	3,743,180
American Electric Power Co., Inc.	130,461	11,051,351
Avangrid, Inc. (b)	18,159	956,979
Duke Energy Corp.	200,475	20,450,455
Edison International	99,533	6,263,612
Entergy Corp.	52,663	5,425,342
Evergy, Inc.	59,829	3,814,099
Eversource Energy	89,790	7,623,171
Exelon Corp.	255,089	13,568,184
FirstEnergy Corp.	141,443	5,449,799
Hawaiian Electric Industries, Inc.	28,666	1,162,693
IDACORP, Inc.	13,074	1,363,880
MGE Energy, Inc.	9,026	684,983
NextEra Energy, Inc.	511,315	43,630,509
NRG Energy, Inc.	64,343	2,566,642
OGE Energy Corp.	51,175	1,743,532
Otter Tail Corp.	10,398	644,780
PG&E Corp. (a)	394,617	4,577,557
Pinnacle West Capital Corp.	30,369	1,958,497
PNM Resources, Inc.	22,030	1,095,993
Portland General Electric Co.	22,830	1,125,747
PPL Corp.	200,118	5,763,398
Southern Co.	275,709	17,182,185
Via Renewables, Inc. Class A, (b)	2,744	30,596
Xcel Energy, Inc.	140,781	9,093,045
		171,776,691
Gas Utilities - 0.1%
Atmos Energy Corp.	33,816	3,115,130
Chesapeake Utilities Corp. (b)	4,393	575,791
National Fuel Gas Co.	23,254	1,335,477
New Jersey Resources Corp. (b)	24,434	923,850
Northwest Natural Holding Co.	7,576	341,602
ONE Gas, Inc.	13,554	912,184
South Jersey Industries, Inc. (b)	30,195	687,238
Southwest Gas Corp.	15,839	1,096,851
Spire, Inc.	13,309	835,273
UGI Corp.	54,083	2,347,743
		12,171,139
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	8,156	269,066
Class C	22,070	783,044
Ormat Technologies, Inc.	11,699	846,189
Sunnova Energy International, Inc. (a)(b)	24,109	1,074,297
The AES Corp.	174,884	4,394,835
Vistra Corp.	126,901	2,485,991
		9,853,422
Multi-Utilities - 0.6%
Ameren Corp.	66,817	5,632,005
Avista Corp.	17,288	688,235
Black Hills Corp.	16,357	1,085,778
CenterPoint Energy, Inc.	155,795	4,056,902
CMS Energy Corp.	76,133	4,594,627
Consolidated Edison, Inc.	92,228	6,953,991
Dominion Energy, Inc.	210,805	16,006,424
DTE Energy Co.	50,425	5,715,674
MDU Resources Group, Inc.	52,657	1,618,150
NiSource, Inc.	103,135	2,544,340
NorthWestern Energy Corp.	13,364	759,877
Public Service Enterprise Group, Inc.	132,020	8,422,876
Sempra Energy	83,318	10,633,876
Unitil Corp.	3,927	163,952
WEC Energy Group, Inc.	82,254	7,407,795
		76,284,502
Water Utilities - 0.1%
American States Water Co.	9,979	906,492
American Water Works Co., Inc.	47,297	8,238,191
Cadiz, Inc. (a)(b)	7,495	45,495
California Water Service Group	14,662	892,623
Essential Utilities, Inc.	58,044	2,732,131
Middlesex Water Co.	4,450	490,034
SJW Corp.	6,749	444,894
York Water Co.	3,196	153,152
		13,903,012

TOTAL UTILITIES		283,988,766

TOTAL COMMON STOCKS
(Cost $8,737,476,776)		12,277,437,343

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.06% (e)	53,388,693	53,399,371
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	182,553,601	182,571,856
TOTAL MONEY MARKET FUNDS
(Cost $235,971,227)		235,971,227
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $8,973,448,003)		12,513,408,570
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(215,903,376)
NET ASSETS - 100%		$12,297,505,194

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	13	Dec. 2021	$1,491,945	$60,628	$60,628
CME E-mini S&P 500 Index Contracts (United States)	71	Dec. 2021	16,319,350	960,487	960,487
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec. 2021	557,880	33,930	33,930
TOTAL FUTURES CONTRACTS					$1,055,045

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,357,755 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$28,643,735	$2,245,656,316	$2,220,899,864	$27,526	$(816)	$--	$53,399,371	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	94,535,966	886,004,644	797,968,754	436,723	--	--	182,571,856	0.5%
Total	$123,179,701	$3,131,660,960	$3,018,868,618	$464,249	$(816)	$--	$235,971,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,206,711,401	$1,206,708,371	$--	$3,030
Consumer Discretionary	1,546,640,440	1,546,639,990	--	450
Consumer Staples	624,729,388	624,729,388	--	--
Energy	337,341,312	337,341,312	--	--
Financials	1,461,589,386	1,461,589,386	--	--
Health Care	1,616,795,713	1,616,742,362	--	53,351
Industrials	1,096,769,149	1,096,769,149	--	--
Information Technology	3,365,859,453	3,365,859,453	--	--
Materials	328,913,918	328,913,918	--	--
Real Estate	408,098,417	408,098,417	--	--
Utilities	283,988,766	283,988,766	--	--
Money Market Funds	235,971,227	235,971,227	--	--
Total Investments in Securities:	$12,513,408,570	$12,513,351,739	$--	$56,831
Derivative Instruments:
Assets
Futures Contracts	$1,055,045	$1,055,045	$--	$--
Total Assets	$1,055,045	$1,055,045	$--	$--
Total Derivative Instruments:	$1,055,045	$1,055,045	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,055,045	$0
Total Equity Risk	1,055,045	0
Total Value of Derivatives	$1,055,045	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021
Assets
Investment in securities, at value (including securities loaned of $178,439,396) — See accompanying schedule: Unaffiliated issuers (cost $8,737,476,776)	$12,277,437,343
Fidelity Central Funds (cost $235,971,227)	235,971,227
Total Investment in Securities (cost $8,973,448,003)		$12,513,408,570
Segregated cash with brokers for derivative instruments		3,700,400
Cash		1,200,476
Foreign currency held at value (cost $4,054)		4,168
Receivable for investments sold		3,664,706
Receivable for fund shares sold		20,020,258
Dividends receivable		8,193,213
Distributions receivable from Fidelity Central Funds		30,330
Receivable for daily variation margin on futures contracts		134,706
Other receivables		4,687
Total assets		12,550,361,514
Liabilities
Payable for investments purchased	$65,121,768
Payable for fund shares redeemed	4,970,463
Deferred dividend income	193,665
Collateral on securities loaned	182,570,424
Total liabilities		252,856,320
Net Assets		$12,297,505,194
Net Assets consist of:
Paid in capital		$8,673,167,316
Total accumulated earnings (loss)		3,624,337,878
Net Assets		$12,297,505,194
Net Asset Value, offering price and redemption price per share ($12,297,505,194 ÷ 741,294,756 shares)		$16.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2021
Investment Income
Dividends		$129,288,590
Interest		1,876
Income from Fidelity Central Funds (including $436,723 from security lending)		464,249
Total income		129,754,715
Expenses
Independent trustees' fees and expenses	$33,851
Total expenses before reductions	33,851
Expense reductions	(234)
Total expenses after reductions		33,617
Net investment income (loss)		129,721,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,988,830
Fidelity Central Funds	(816)
Foreign currency transactions	80
Futures contracts	12,436,425
Total net realized gain (loss)		65,424,519
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,873,787,370
Assets and liabilities in foreign currencies	110
Futures contracts	1,046,942
Total change in net unrealized appreciation (depreciation)		2,874,834,422
Net gain (loss)		2,940,258,941
Net increase (decrease) in net assets resulting from operations		$3,069,980,039

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2021	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$129,721,098	$94,002,039
Net realized gain (loss)	65,424,519	(18,048,140)
Change in net unrealized appreciation (depreciation)	2,874,834,422	396,340,566
Net increase (decrease) in net assets resulting from operations	3,069,980,039	472,294,465
Distributions to shareholders	(91,348,095)	(70,205,838)
Share transactions
Proceeds from sales of shares	4,596,598,011	3,128,687,092
Reinvestment of distributions	86,821,793	67,273,777
Cost of shares redeemed	(1,418,116,814)	(1,713,363,481)
Net increase (decrease) in net assets resulting from share transactions	3,265,302,990	1,482,597,388
Total increase (decrease) in net assets	6,243,934,934	1,884,686,015
Net Assets
Beginning of period	6,053,570,260	4,168,884,245
End of period	$12,297,505,194	$6,053,570,260
Other Information
Shares
Sold	312,544,560	289,201,389
Issued in reinvestment of distributions	6,572,430	6,055,249
Redeemed	(96,717,386)	(163,119,980)
Net increase (decrease)	222,399,604	132,136,658

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Total Market Index Fund

Years ended October 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.78	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.20	.19	.04
Net realized and unrealized gain (loss)	4.89	.86	1.10	(.48)
Total from investment operations	5.09	1.06	1.29	(.44)
Distributions from net investment income	(.17)	(.16)	(.06)	–
Distributions from net realized gain	–	(.01)	(.01)	–
Total distributions	(.17)	(.17)	(.07)	–
Net asset value, end of period	$16.59	$11.67	$10.78	$9.56
Total ReturnC,D	44.00%	9.92%	13.57%	(4.40)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	-%	- %H
Net investment income (loss)	1.37%	1.79%	1.91%	1.61%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,297,505	$6,053,570	$4,168,884	$1,364,146
Portfolio turnover rateI	4%J	6%	3%	- %K,L

 A For the period August 2, 2018 (commencement of operations) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2021

1. Organization.

Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. A non-recurring dividend with a payable date of October 29, 2021 and an ex-date of November 1, 2021 is presented in the Statement of Assets and Liabilities as "Deferred dividend income" for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Total Market Index Fund. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), certain deemed distributions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$1,258,377,827	$315,696,139	$(85,054,287)	$230,641,852
Fidelity ZERO International Index Fund	2,714,413,591	605,853,833	(188,498,341)	417,355,492
Fidelity ZERO Large Cap Index Fund	3,771,663,726	1,454,916,272	(92,325,815)	1,362,590,457
Fidelity ZERO Total Market Index Fund	9,017,143,461	3,800,794,983	(304,529,875)	3,496,265,108

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity ZERO Extended Market Index Fund	$37,236,266	$51,048,106	$230,641,856
Fidelity ZERO International Index Fund	69,656,147	–	417,312,518
Fidelity ZERO Large Cap Index Fund	38,634,879	–	1,362,590,457
Fidelity ZERO Total Market Index Fund	107,117,871	20,954,784	3,496,265,222

The tax character of distributions paid was as follows:

October 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity ZERO Extended Market Index Fund	$9,151,552	$6,703,647	$15,855,199
Fidelity ZERO International Index Fund	32,771,369	–	32,771,369
Fidelity ZERO Large Cap Index Fund	33,862,107	–	33,862,107
Fidelity ZERO Total Market Index Fund	91,348,095	–	91,348,095

October 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity ZERO Extended Market Index Fund	$8,767,723	$247,676	$9,015,399
Fidelity ZERO International Index Fund	32,813,228	–	32,813,228
Fidelity ZERO Large Cap Index Fund	16,389,623	–	16,389,623
Fidelity ZERO Total Market Index Fund	67,331,914	2,873,924	70,205,838

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	768,856,439	267,787,815
Fidelity ZERO International Index Fund	1,155,131,576	202,479,961
Fidelity ZERO Large Cap Index Fund	1,849,775,676	181,487,161
Fidelity ZERO Total Market Index Fund	3,843,771,187	355,434,033

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Large Cap Index Fund	7,087,172	35,180,274	99,433,026
Fidelity ZERO Total Market Index Fund	8,741,259	53,736,281	124,475,524

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity ZERO Extended Market Index Fund	$29,914	$6,313	$533,654
Fidelity ZERO International Index Fund	25,597	126	90,981
Fidelity ZERO Large Cap Index Fund	1,917	2	–
Fidelity ZERO Total Market Index Fund	44,343	7,706	555,944

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity ZERO Extended Market Index Fund	$164
Fidelity ZERO Large Cap Index Fund	51
Fidelity ZERO Total Market Index Fund	234

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity ZERO International Index Fund, Fidelity ZERO Total Market Index Fund, Fidelity ZERO Extended Market Index Fund, and Fidelity ZERO Large Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity ZERO International Index Fund, Fidelity ZERO Total Market Index Fund, Fidelity ZERO Extended Market Index Fund, and Fidelity ZERO Large Cap Index Fund (the “Funds”), each a fund of Fidelity Concord Street Trust, including the schedules of investments, as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from August 2, 2018 (commencement of operations) through October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the financial highlights for each of the three years in the period then ended and for the period from September 13, 2018 (commencement of operations) through October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 2, 2018 (commencement of operations) through October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the financial highlights for each of the three years in the period then ended and for the period from September 13, 2018 (commencement of operations) through October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 14, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 318 funds. Mr. Chiel oversees 179 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity ZERO Extended Market Index Fund	- %-C
Actual		$1,000.00	$1,036.80	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Fidelity ZERO International Index Fund	- %-C
Actual		$1,000.00	$1,023.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Fidelity ZERO Large Cap Index Fund	- %-C
Actual		$1,000.00	$1,110.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Fidelity ZERO Total Market Index Fund	- %-C
Actual		$1,000.00	$1,100.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount less than .005%.

 D Amount less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity ZERO Extended Market Index Fund	12/06/21	12/03/21	$0.161	$0.748
Fidelity ZERO International Index Fund	12/06/21	12/03/21	$0.306	$0.000
Fidelity ZERO Large Cap Index Fund	12/06/21	12/03/21	$0.161	$0.000
Fidelity ZERO Total Market Index Fund	12/06/21	12/03/21	$0.181	$0.028

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity ZERO Extended Market Index Fund	$51,070,946
Fidelity ZERO International Index Fund	$1,547,470
Fidelity ZERO Large Cap Index Fund	$863,935
Fidelity ZERO Total Market Index Fund	$22,024,535

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity ZERO Extended Market Index Fund
December 04, 2020	70%
December 29, 2020	55%
Fidelity ZERO Large Cap Index Fund
December 2020	95%
Fidelity ZERO Total Market Index Fund
December 2020	95%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity ZERO Extended Market Index Fund
December 04, 2020	74%
December 29, 2020	59%
Fidelity ZERO International Index Fund
December 2020	91%
Fidelity ZERO Large Cap Index Fund
December 2020	96%
Fidelity ZERO Total Market Index Fund
December 2020	96%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity ZERO Extended Market Index Fund
December 04, 2020	23%
December 29, 2020	42%
Fidelity ZERO Large Cap Index Fund
December 2020	2%
Fidelity ZERO Total Market Index Fund
December 2020	3%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity ZERO International Index Fund	12/07/20	$0.2111	$0.0241

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity ZERO Extended Market Index
Fidelity ZERO Large Cap Index
Fidelity ZERO International Index
Fidelity ZERO Total Market Index

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under each Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that each fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund with limited exceptions.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund with limited exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity ZERO Large Cap Index Fund
Fidelity ZERO International Index Fund

At its July 2021 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for each fund (the Amended Contracts) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), each fund's investment adviser, to Geode on behalf of each fund by 0.05 basis points for Fidelity ZERO Large Cap Index Fund and 0.25 basis points for Fidelity ZERO International Index Fund, effective August 1, 2021. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of each fund in connection with the annual renewal of each fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2021 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing Advisory Contracts should continue to benefit each fund's shareholders. The Board noted that approval of the Amended Contracts would not change each fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contracts should continue to benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that each fund does not pay FMR a management fee for investment advisory services and that FMR or an affiliate undertakes to pay all operating expenses of each fund with limited exceptions. Based on its review, the Board considered that each fund does not pay a management fee and concluded at its May 2021 and July 2021 meetings that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund, with limited exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of each fund to be relevant in its decision to approve the Amended Contracts.

Economies of Scale.  The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contracts because each fund pays no advisory fees and FMR or an affiliate will continue to bear all expenses of each fund with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangements are fair and reasonable, and that each fund's Amended Contract should be approved.

EML-ANN-1221
1.9891446.103

Item 2.

Code of Ethics

As of the end of the period, October 31, 2021, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI International Small Cap Index Fund, Fidelity Series International Index Fund, Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2021 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$37,000	$-	$8,600	$400
Fidelity Series International Index Fund	$55,700	$-	$9,000	$1,300
Fidelity ZERO Extended Market Index Fund	$59,700	$-	$7,400	$1,400
Fidelity ZERO International Index Fund	$50,200	$-	$9,000	$1,200
Fidelity ZERO Large Cap Index Fund	$41,300	$-	$7,400	$1,000
Fidelity ZERO Total Market Index Fund	$37,600	$-	$6,900	$900

October 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$-	$-	$-	$-
Fidelity Series International Index Fund	$57,000	$-	$9,500	$1,300
Fidelity ZERO Extended Market Index Fund	$61,100	$-	$7,400	$1,400
Fidelity ZERO International Index Fund	$51,400	$-	$9,100	$1,200
Fidelity ZERO Large Cap Index Fund	$42,400	$-	$7,700	$1,000
Fidelity ZERO Total Market Index Fund	$38,600	$-	$7,200	$900

A Amounts may reflect rounding.
B Fidelity SAI International Small Cap Index Fund commenced operations on May 27, 2021

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Japan Stock Index Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2021 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Japan Stock Index Fund	$34,000	$1,800	$10,700	$600

October 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Japan Stock Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity SAI Japan Stock Index Fund commenced operations on May 27, 2021.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2021A,B	October 31, 2020A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI International Small Cap Index Fund’s commencement of operations.

Services Billed by PwC

	October 31, 2021A,B	October 31, 2020A,B
Audit-Related Fees	$8,830,600	$9,069,400
Tax Fees	$354,200	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Japan Stock Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2021A,B	October 31, 2020A,B
Deloitte Entities PwC	$576,100 $14,500,600	$548,300 $14,174,300

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI International Small Cap Index Fund and Fidelity SAI Japan Stock Index Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2021